                                  PROSPECTUS

                                      FOR

                                   METFLEX,
         A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY ("POLICY")

                                   ISSUED BY

                METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")

                                APRIL 30, 2012

This prospectus provides you with important information about MetLife's MetFlex Policies. However, this prospectus is not the Policy. The Policy, rather, is a separate written agreement that MetLife issues to you.

The Policy is designed to provide:

..  Life insurance coverage

..  Flexible premium payments

..  A choice among three death benefit options

.. A method of financing certain deferred compensation plans, post-retirement benefits and payroll deduction programs

You may allocate premium payments to and transfer cash value among a fixed interest account ("Fixed Account") and the Metropolitan Life Separate Account UL investment divisions which invest in the following corresponding fund ("Fund") portfolios:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------

INVESCO V.I. GLOBAL REAL ESTATE FUND--SERIES I
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES II
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II

AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------

GLOBAL THEMATIC GROWTH PORTFOLIO--CLASS B
INTERMEDIATE BOND PORTFOLIO--CLASS B
INTERNATIONAL VALUE PORTFOLIO--CLASS A

American Century Variable Portfolios, Inc.--Class I
---------------------------------------------------

VP VISTA/SM/ FUND

American Funds Insurance Series(R)--Class 2
-------------------------------------------

AMERICAN FUNDS GROWTH FUND
AMERICAN FUNDS HIGH-INCOME BOND FUND
AMERICAN FUNDS INTERNATIONAL FUND
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

Dreyfus Variable Investment Fund--Service Shares
------------------------------------------------

INTERNATIONAL VALUE PORTFOLIO

Fidelity(R) Variable Insurance Products
---------------------------------------

ASSET MANAGER: GROWTH(R) PORTFOLIO--SERVICE CLASS
CONTRAFUND(R) PORTFOLIO--SERVICE CLASS
EQUITY-INCOME PORTFOLIO--SERVICE CLASS
FREEDOM 2010 PORTFOLIO--INITIAL CLASS
FREEDOM 2015 PORTFOLIO--INITIAL CLASS
FREEDOM 2020 PORTFOLIO--INITIAL CLASS
FREEDOM 2025 PORTFOLIO--INITIAL CLASS
FREEDOM 2030 PORTFOLIO--INITIAL CLASS
HIGH INCOME PORTFOLIO--INITIAL CLASS
INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS
MID CAP PORTFOLIO--SERVICE CLASS 2

Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------

MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
TEMPLETON FOREIGN SECURITIES FUND--CLASS 1
TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 1

Goldman Sachs Variable Insurance Trust--Institutional Shares
------------------------------------------------------------

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Janus Aspen Series
------------------

BALANCED PORTFOLIO--SERVICE SHARES
ENTERPRISE PORTFOLIO--SERVICE SHARES
FORTY PORTFOLIO--SERVICE SHARES
JANUS PORTFOLIO--INSTITUTIONAL SHARES
OVERSEAS PORTFOLIO--SERVICE SHARES

Legg Mason Partners Variable Equity Trust
-----------------------------------------

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Met Investors Series Trust
--------------------------

BLACKROCK LARGE CAP CORE PORTFOLIO--CLASS A      MFS(R) RESEARCH INTERNATIONAL PORTFOLIO--CLASS B
CLARION GLOBAL REAL ESTATE PORTFOLIO--CLASS B    MORGAN STANLEY MID CAP GROWTH PORTFOLIO--
DREMAN SMALL CAP VALUE PORTFOLIO--CLASS A          CLASS A
HARRIS OAKMARK INTERNATIONAL PORTFOLIO--CLASS A  PIMCO INFLATION PROTECTED BOND PORTFOLIO--
INVESCO SMALL CAP GROWTH PORTFOLIO--CLASS B        CLASS A
LAZARD MID CAP PORTFOLIO--CLASS B                PIMCO TOTAL RETURN PORTFOLIO--CLASS A
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH         PIONEER FUND PORTFOLIO--CLASS A
  PORTFOLIO--CLASS A                             T. ROWE PRICE LARGE CAP VALUE PORTFOLIO--CLASS A
LORD ABBETT BOND DEBENTURE PORTFOLIO--CLASS A    THIRD AVENUE SMALL CAP VALUE PORTFOLIO--CLASS B
LORD ABBETT MID CAP VALUE PORTFOLIO--CLASS A
METLIFE AGGRESSIVE STRATEGY PORTFOLIO--CLASS B

Metropolitan Series Fund
------------------------

BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO--   METLIFE MID CAP STOCK INDEX PORTFOLIO--CLASS A
  CLASS A                                         METLIFE MODERATE ALLOCATION PORTFOLIO--CLASS B
BARCLAYS CAPITAL AGGREGATE BOND INDEX             METLIFE MODERATE TO AGGRESSIVE ALLOCATION
  PORTFOLIO--CLASS A                                PORTFOLIO--CLASS B
BLACKROCK AGGRESSIVE GROWTH PORTFOLIO--CLASS A    METLIFE STOCK INDEX PORTFOLIO--CLASS A
BLACKROCK BOND INCOME PORTFOLIO--CLASS A          MFS(R) TOTAL RETURN PORTFOLIO--CLASS B
BLACKROCK DIVERSIFIED PORTFOLIO--CLASS A          MFS(R) VALUE PORTFOLIO--CLASS A
BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO--     MSCI EAFE(R) INDEX PORTFOLIO--CLASS A
  CLASS A                                         NEUBERGER BERMAN GENESIS PORTFOLIO--CLASS A
BLACKROCK MONEY MARKET PORTFOLIO--CLASS A         OPPENHEIMER GLOBAL EQUITY PORTFOLIO--CLASS A
DAVIS VENTURE VALUE PORTFOLIO--CLASS A            RUSSELL 2000(R) INDEX PORTFOLIO--CLASS A
FI VALUE LEADERS PORTFOLIO--CLASS A               T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO--
JENNISON GROWTH PORTFOLIO--CLASS A                  CLASS A
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO--CLASS A   T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO--
MET/ARTISAN MID CAP VALUE PORTFOLIO--CLASS B        CLASS A
METLIFE CONSERVATIVE ALLOCATION
  PORTFOLIO--CLASS B
METLIFE CONSERVATIVE TO MODERATE ALLOCATION
  PORTFOLIO--CLASS B

MFS(R) Variable Insurance Trust--Service Class
----------------------------------------------

MFS(R) GLOBAL EQUITY SERIES
MFS(R) HIGH INCOME SERIES
MFS(R) NEW DISCOVERY SERIES

Oppenheimer Variable Account Funds--Non-Service Shares
------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA

PIMCO Variable Insurance Trust--Administrative Class
----------------------------------------------------

PIMCO ALL ASSET PORTFOLIO
PIMCO LONG-TERM U.S. GOVERNMENT PORTFOLIO
PIMCO LOW DURATION PORTFOLIO

Pioneer Variable Contracts Trust
--------------------------------

PIONEER EMERGING MARKETS VCT PORTFOLIO--CLASS II
PIONEER MID CAP VALUE VCT PORTFOLIO--CLASS I

Putnam Variable Trust--Class IB
-------------------------------

PUTNAM VT INTERNATIONAL VALUE FUND

Royce Capital Fund--Investment Class
------------------------------------

ROYCE MICRO-CAP PORTFOLIO
ROYCE SMALL-CAP PORTFOLIO

The Universal Institutional Funds, Inc.--Class I
------------------------------------------------

EMERGING MARKETS DEBT PORTFOLIO
EMERGING MARKETS EQUITY PORTFOLIO

Wells Fargo Variable Trust--Class 2
-----------------------------------

VT TOTAL RETURN BOND FUND

Certain Funds and/or Portfolios have been subject to a merger, substitution or other change. Please see Appendix A--"Additional Information Regarding the Funds."

Separate prospectuses for the Metropolitan Series Fund, the Met Investors Series Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series(R), the Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products, the Franklin Templeton Variable Insurance Products Trust, the Goldman Sachs Variable Insurance Trust, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the MFS(R) Variable Insurance Trust, the Oppenheimer Variable Account Funds, the PIMCO Variable Insurance Trust, the Pioneer Variable Contracts Trust, the Putnam Variable Trust, the Royce Capital Fund, The Universal Institutional Funds, Inc. and the Wells Fargo Variable Trust (each a "Fund") are available from us by calling 1-908-253-1400. They describe in greater detail an investment in the portfolios listed above. Before purchasing a Policy, read the information in this prospectus and in the prospectus for each Fund. Keep these prospectuses for future reference. We do not guarantee how any of the portfolios will perform.

Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Policy gives you more information on the operation of the Fixed Account. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus. Your actual Policy and any endorsements are the controlling documents. You should read the Policy carefully for any variations in your state.

Neither the Securities and Exchange Commission ("SEC") nor any state securities authority has approved or disapproved of these securities, nor have they determined if this Prospectus is accurate or complete. Any representation otherwise is a criminal offense. This Prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. Interests in the Separate Account, the Fixed Account and the Portfolios are not deposits, obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this Prospectus or its supplements or in our authorized supplemental sales material.

                               TABLE OF CONTENTS

                                                                    PAGE
                                                                  IN THIS
    SUBJECT                                                      PROSPECTUS
    -------                                                      ----------
    Contacting Us...............................................      6
    Summary of Benefits and Risks...............................      6
     Policy Benefits............................................      6
     Risks of a Policy..........................................      7
    Fee Tables..................................................      9
     Transaction Fees...........................................      9
     Periodic Charges Other Than Portfolio Operating Expenses...     11
     Portfolio Operating Expenses...............................     12
    MetLife.....................................................     22
     The Fixed Account..........................................     22
     Separate Account UL........................................     22
     The Funds..................................................     23
       The Portfolio Share Classes that We Offer................     32
       Substitution of Portfolios...............................     32
       Voting Rights............................................     32
    Issuing a Policy............................................     32
    Payment and Allocation of Premiums..........................     33
     Paying Premiums............................................     34
     Maximum and Minimum Premium Payments.......................     34
     Allocating Net Premiums....................................     35
    Insurance Proceeds..........................................     35
     Death Benefit Options......................................     36
     Minimum Death Benefit......................................     37
     Specified Face Amount......................................     38
     Income Plans...............................................     39
    Cash Value, Transfers and Withdrawals.......................     39
     Cash Value.................................................     39
     Cash Value Transfers.......................................     40
     Surrender and Withdrawal Privileges........................     44
     Benefit at Final Date......................................     45
    Loan Privileges.............................................     45
    Optional Rider Benefits.....................................     46
     Term Benefit...............................................     47
    Charges and Deductions......................................     48
     Important Information Applicable to all Policy Charges and
       Deductions...............................................     48
     Charges Deducted From Premiums.............................     49
     Charges Included in the Monthly Deduction..................     50
     Charges for Certain Optional Rider Benefits................     51
     Variations in Charges......................................     51
     Portfolio Company Charges..................................     51
     Other Charges..............................................     52
    Policy Termination and Reinstatement........................     52
    Federal Tax Matters.........................................     52
    Rights We Reserve...........................................     57
    Other Policy Provisions.....................................     58
    Sales of Policies...........................................     60
    Legal Proceedings...........................................     63
    Restrictions on Financial Transactions......................     63
    Independent Registered Public Accounting Firm...............     63
    Financial Statements........................................     64
    Appendix A..................................................     65

CONTACTING US

[SIDEBAR:YOU CAN CONTACT US AT OUR DESIGNATED OFFICE.]

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests (including elections with respect to the systematic investment strategies); or changing your premium allocations. Our Designated Office is MetLife--SBR, 501 Route 22, Bridgewater, NJ 08807. We may name additional or alternate Designated Offices. If we do, we will notify you in writing.

SUMMARY OF BENEFITS AND RISKS

This summary gives an overview of the Policy and is qualified by the more detailed information in the balance of this Prospectus and the Policy. MetLife issues the Policies. We offer the Policies to employers, employer sponsored plans, or other organizations or individuals associated with such employers, plans or organizations. We designed the Policies for financing nonqualified deferred compensation plans, other post-employment benefits, certain employer sponsored payroll deduction programs or other purposes.

POLICY BENEFITS

PREMIUM PAYMENT FLEXIBILITY. The Policy allows flexibility in making premium payments. The Policy will remain in force as long as the cash surrender value is large enough to cover one monthly deduction, regardless of whether or not premium payments have been made.

CASH VALUE. Your cash value in the Policy reflects your premium payments, the charges we deduct, interest we credit if you have cash value in our fixed interest account, any investment experience you have in our Separate Account, as well as your loan and withdrawal activity.

TRANSFERS AND SYSTEMATIC INVESTMENT STRATEGIES. You may transfer cash value among the funding options, subject to certain limits, including restrictions on "market timing" transactions (see "Cash Value, Transfers and Withdrawals"). You may also choose among four systematic investment strategies: the Equity Generator/SM/, the Equalizer/SM/, the Allocator/SM/, and the Rebalancer/SM/.

SPECIFIED FACE AMOUNT OF INSURANCE. Within certain limits, you may choose your specified face amount of insurance when the Policy is issued. You may also change the amount at any time after the first Policy year, subject to our rules and procedures.

DEATH BENEFIT OPTIONS. Generally, you have a choice among three options. These range from an amount equal to the specified face amount to an amount equal to the specified face amount plus the policy cash value at the date of death.

INCOME PLANS. The insurance proceeds can be paid under a variety of income plans that are available under the Policy.

SURRENDERS, PARTIAL WITHDRAWALS AND LOANS. Within certain limits, you may take partial withdrawals and loans from the Policy. You may also surrender your Policy for its cash surrender value.

TAX ADVANTAGES. In general, you will not pay income taxes on any cash value that accrues in your Policy prior to a distribution. If you meet certain requirements, favorable distribution rules will apply. The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit. In the case of employer-owned life insurance as defined in Section 101(j) of the Internal Revenue Code, the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.

TERM RIDER. This rider provides coverage on the insured to age 95. The amount of sales charge you pay will be less if coverage is obtained through this rider rather than as part of the Policy. The current charges for the cost of insurance are lower for coverage under the term rider than under the base Policy. For details, see "Optional Rider Benefits--Term Benefit."

OTHER OPTIONAL RIDER BENEFITS. You may be eligible for certain other benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) (other than the charge for the interim term insurance rider) as part of the monthly deduction.

RISKS OF A POLICY

This Prospectus discusses the risks associated with purchasing the Policy. Prospectuses for the Funds discuss the risks associated with investment in the Fund described therein. Each of the Separate Account UL investment divisions that is available to you under the Policy invests solely in a corresponding "Portfolio" of a Fund.

INVESTMENT RISK. MetLife does not guarantee the investment performance of the variable investment options and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct Policy fees and charges from your Policy's cash value, which can significantly reduce your Policy's cash value. During times of poor investment performance, these deductions may have an even greater impact on your Policy's cash value. It is possible to lose your full investment and your Policy could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 2.5% (4% for Policies issued prior to February 24, 2012).

SURRENDER AND WITHDRAWAL RISKS. The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy's cash value in the near future.

RISK OF POLICY TERMINATION. Your Policy may terminate without value if you have paid an insufficient amount of premiums or if the investment experience of the investment divisions is poor. If your cash surrender value is not enough to pay the monthly deduction, your Policy will terminate without value unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Policy does terminate, your insurance coverage will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). Lapse of a policy on which there is an outstanding loan may have adverse tax consequences.

POLICY CHARGE AND EXPENSE INCREASE. We have the right to increase certain Policy charges.

TAX LAW RISKS. We anticipate that the Policy should generally be deemed a life insurance contract under Federal tax law. The insurance proceeds payable upon death of the insured under the Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under Section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The guidance, however, with respect to Policies issued on a substandard risk basis, is not entirely clear. In general, you should not be deemed to be in receipt of any portion of your Policy's cash value until there is an actual distribution from the Policy. Although the beneficiary generally should not have to pay Federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply. In the case of employer-owned life insurance as defined in Section 101(j), the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued.

If you pay more than a certain amount of premiums, you may cause your Policy to become a "modified endowment contract." If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds), to the extent of any gains in your Policy (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply.

If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.

If your Policy is part of an equity split dollar arrangement under the economic benefit regime, there is a risk that some portion of the cash value may be taxed prior to any Policy distribution.

Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges set forth in the first two tables may vary by group, based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. Our variations in the charges will be made in accordance with our established and uniformly applied administrative procedures. Any variations in charges will be reasonable and will not be unfairly discriminatory to the interests of any Policy owner. In addition to the following tables, certain charges that we don't currently impose (but which we have the right to impose on your Policy in the future) are described under "Charges and Deductions--Other Charges," further back in this Prospectus.

In certain cases, we have the right to increase our charges for new Policies, as well as for Policies already outstanding. The maximum charges in such cases are shown in the far right-hand columns of each of the first three tables below.

TRANSACTION FEES

This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value among the variable investment options or the Fixed Account.



                      WHEN CHARGE      CURRENT AMOUNT         MAXIMUM AMOUNT
      CHARGE          IS DEDUCTED         DEDUCTED             WE CAN DEDUCT
---------------------------------------------------------------------------------
Sales Charge/1,2/    On payment of  POLICY YEARS 1 TO 10,  POLICY YEARS 1 TO 10,
                     premium        up to 6.5% of annual   up to 9% of annual
                                    target premium paid    target premium paid

                                    POLICY YEARS 11 AND    POLICY YEARS 11 AND
                                    LATER, up to 3% of     LATER, same as
                                    annual target          Current Amount for
                                    premium paid           those years

                                    0% on premiums         0% on premiums
                                    paid in excess of      paid in excess of
                                    annual target          annual target
                                    premium in all Policy  premium in all Policy
                                    years                  years
---------------------------------------------------------------------------------
Charge for average   On payment of  2.25% of each          Same as Current
expected state and   premium        premium payment        Amount
local taxes
attributable to
premiums
---------------------------------------------------------------------------------
Charge for expected  On payment of  1.2% of each           Same as Current
federal taxes        premium        premium payment        Amount
attributable to
premiums
---------------------------------------------------------------------------------



                              WHEN CHARGE          CURRENT AMOUNT         MAXIMUM AMOUNT
        CHARGE                IS DEDUCTED             DEDUCTED             WE CAN DEDUCT
---------------------------------------------------------------------------------------------
Administrative           On payment of          POLICY YEARS 1 TO 10,  Up to 1.05% of
Charge/1/                premium                up to 0.55% of annual  annual target
                                                target premium paid    premium paid in all
                                                                       Policy years
                                                POLICY YEARS 11 AND
                                                LATER, up to 1.05% of  0.05% of premiums
                                                annual target          paid in excess of
                                                premium paid           annual target
                                                                       premium in all Policy
                                                0.05% on premiums      years
                                                paid in excess of
                                                annual target
                                                premium in all Policy
                                                years
---------------------------------------------------------------------------------------------
Transfer Fee             On transfer of cash    Not currently          $25 per transfer, and
                         value among            charged                none for transfers
                         investment divisions                          under Systematic
                         or to or from the                             Investment
                         Fixed Account                                 Strategies
---------------------------------------------------------------------------------------------
Interim Term             On payment of first    Highest: $13.93 per    Highest: $24.65 per
Insurance Benefit/3/     premium if rider is    $1,000 of term         $1,000 of term
(applies only if you     elected                insurance amount       insurance amount
elected rider at issue)
                                                Lowest: $0.03 per      Lowest: $0.04 per
Highest and Lowest                              $1,000 of term         $1,000 of term
Charge Among All                                insurance amount       insurance amount
Possible Insureds
Charge for male,                                $0.152 per $1,000 of   $0.271 per $1,000 of
issue age 47,                                   term insurance         term insurance
nonsmoker,                                      amount                 amount
Guaranteed Issue
underwriting class
---------------------------------------------------------------------------------------------
Enhanced Cash            On premium             0.25% of each          Same as Current
Surrender Value          payments made          premium payment        Amount
Rider/4/                 during the first five  made during the first
                         Policy years           five Policy years
---------------------------------------------------------------------------------------------
Underwriting Charge      On face amount         Not currently          Up to $3 per $1,000
(applies only if you     increase               charged                of increase
request an increase in
your specified face
amount)

--------
/1/ See "Charges and Deductions--Annual Target Premium" for a detailed discussion of the determination of the annual target premium.

/2/ For Policies issued with the Refund of Sales Charge Rider, if you request a full cash withdrawal during the first five Policy years, we will refund any sales charges deducted within 365 days prior to the date the request is received at our Designated Office. This rider is not available in New Jersey.

/3/ This charge varies based on individual characteristics of the insured or of individuals in the group that the charge was intended to cover, and may not be representative of the charge that you will pay. You can obtain more information about the charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy based on various assumptions.

/4/ For Policies issued with the Enhanced Cash Surrender Value Rider on or after February 1, 2004, if you request a full cash withdrawal during the first ten Policy years, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year, as shown in Table A below. However, we will not pay this refund if the full cash withdrawal is related to an exchange pursuant to Section 1035 of the Internal Revenue Code. This rider is subject to state approval.

                                    TABLE A

                                                         PORTION OF
                                                        COST OF TERM
                                                 INSURANCE CHARGES DEDUCTED
                               PORTION OF          DURING POLICY YEAR OF
       POLICY YEAR OF      CUMULATIVE PREMIUM       FULL CASH WITHDRAWAL
    FULL CASH WITHDRAWAL CHARGES TO BE REFUNDED*       TO BE REFUNDED
    -----------------------------------------------------------------------
        1                         100%                       95%
    -----------------------------------------------------------------------
        2                          95%                       85%
    -----------------------------------------------------------------------
        3                          90%                       75%
    -----------------------------------------------------------------------
        4                          85%                       65%
    -----------------------------------------------------------------------
        5                          80%                       55%
    -----------------------------------------------------------------------
        6                          75%                       45%
    -----------------------------------------------------------------------
        7                          70%                       35%
    -----------------------------------------------------------------------
        8                          65%                       25%
    -----------------------------------------------------------------------
        9                          60%                       15%
    -----------------------------------------------------------------------
        10                         55%                        5%
    -----------------------------------------------------------------------
        11 and later              None                      None
    -----------------------------------------------------------------------

* The percent shown is applied to the cumulative sales, tax, and administrative charges deducted from your premium.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

These tables describe other fees and expenses that you will pay periodically during the time that you own the Policy not including the fees and expenses of the Portfolios.

PERIODIC CHARGES

                                  WHEN CHARGE              CURRENT AMOUNT             MAXIMUM AMOUNT
         CHARGE                   IS DEDUCTED                 DEDUCTED                 WE CAN DEDUCT
-----------------------------------------------------------------------------------------------------------
Cost of Term Insurance     On each monthly            Highest: $35.30 per        Highest: $35.30 per
for coverage under base    anniversary of the Policy  $1,000 of term insurance   $1,000 of term insurance
policy /1, 2/                                         amount                     amount

Highest and Lowest Charge
Among All Possible                                    Lowest: $0.02 per $1,000   Lowest: $0.04 per $1,000
Insureds                                              of term insurance amount   of term insurance amount
Charge for male, issue                                $0.152 per $1,000 of term  $0.271 per $1,000 of term
age 47, nonsmoker,                                    insurance amount           insurance amount
Guaranteed Issue
underwriting class
-----------------------------------------------------------------------------------------------------------
Cost of Term Insurance     On each monthly            Highest: $26.48 per        Highest: $35.30 per
for coverage under the     anniversary of the Policy  $1,000 of term insurance   $1,000 of term insurance
term benefit /1, 2/                                   amount                     amount

Highest and Lowest Charge                             Lowest: $0.02 per $1,000   Lowest: $0.04 per $1,000
Among All Possible                                    of term insurance amount   of term insurance amount
Insureds
Charge for male, issue                                $0.114 per $1,000 of term  $0.271 per $1,000 of term
age 47, nonsmoker,                                    insurance amount           insurance amount
Guaranteed Issue
underwriting class

                                  WHEN CHARGE              CURRENT AMOUNT             MAXIMUM AMOUNT
         CHARGE                   IS DEDUCTED                 DEDUCTED                 WE CAN DEDUCT
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mortality and Expense      On each monthly            Effective annual rate of   Effective annual rate up
Risk Charge /3/            anniversary of the Policy  0.40% of the cash value    to 0.90%
                                                      in the Separate Account.

                                                      We intend to reduce this
                                                      charge after Policy year
                                                      9 to 0.20% and after
                                                      Policy year 20 to 0.10%.

-----------------------------------------------------------------------------------------------------------
Loan Interest Spread/ 4/   Annually (or on loan       Annual rate of 0.25% of    Annual rate of 2% of the
                           termination, if earlier)   the loan amount            loan amount

--------
/1/ The cost of term insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. See "Charges and Deductions--Cost of Term Insurance" for a more detailed discussion of factors affecting this charge. For Policies issued before January 1, 2009, the maximum cost of insurance charge ranges from $0.09 to $30.45 per $1,000 of term insurance amount.
/2/ This charge varies based on individual characteristics of the insured or of individuals in the group that the charge was intended to cover, and may not be representative of the charge that you will pay. You can obtain more information about the charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy, based on various assumptions.
/3/ We are waiving the following amounts of the Mortality and Expense Risk
Charge: 0.08% for the investment division investing in the BlackRock Large Cap Core Portfolio; and an amount equal to the underlying portfolio expenses that are in excess of 0.91% for the investment division investing in the Pioneer Fund Portfolio (Class A), in excess of 1.34% for the investment division investing in the Met/Artisan Mid Cap Value Portfolio (Class B), and in excess of 1.15% for the investment division investing in the Third Avenue Small Cap Value Portfolio (Class B).
/4/ We charge interest on Policy loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

PORTFOLIO OPERATING EXPENSES

Each of the Funds pays an investment management fee to its investment manager. Each of the Funds also incurs other direct expenses (see the applicable Fund Prospectus and the Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using. Most of the Funds offer various classes of shares, each of which has a different level of expenses, only one of which is available under a Policy. The available class of each Portfolio is specified in the expense table below and on the front cover pages of the Prospectus.

The first table below shows the lowest and highest fees and expenses charged by any of the Portfolios for the fiscal year ended December 31, 2011.

                                                 LOWEST   HIGHEST
-----------------------------------------------------------------
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio
assets, including management fees, distribution
(Rule 12b-1) fees and other expenses)             0.27%   1.72%
-----------------------------------------------------------------

The table below describes the annual operating expenses for each Portfolio for the year ended December 31, 2011 as a percentage of the Portfolio's average daily net assets for the year.

-----------------------------------------------------------------------------------
                        DISTRIBU-                             CONTRACTUAL
                          TION                                FEE WAIVER     NET
                         AND/OR            ACQUIRED   TOTAL     AND/OR      TOTAL
                MANAGE-  SERVICE             FUND    ANNUAL     EXPENSE    ANNUAL
                 MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-   OPERATING
                  FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT    EXPENSES
-----------------------------------------------------------------------------------
AIM VARIABLE
INSURANCE
FUNDS
(INVESCO
VARIABLE
INSURANCE
FUNDS)
-----------------------------------------------------------------------------------
Invesco V.I.
Global Real
Estate Fund--
Series I         0.75%      --      0.39%      --     1.14%      0.00%      1.14%
-----------------------------------------------------------------------------------
Invesco V.I.
Government
Securities
Fund--
Series II        0.46%    0.25%     0.29%      --     1.00%      0.05%      0.95%
-----------------------------------------------------------------------------------
Invesco V.I.
International
Growth
Fund--Series I   0.71%      --      0.32%      --     1.03%        --       1.03%
-----------------------------------------------------------------------------------
Invesco Van
Kampen V.I.
Comstock
Fund--
Series II        0.56%    0.25%     0.24%      --     1.05%      0.08%      0.97%
-----------------------------------------------------------------------------------
ALLIANCE
BERNSTEIN
VARIABLE
PRODUCTS
SERIES FUND,
INC.
-----------------------------------------------------------------------------------
Global
Thematic
Growth
Portfolio--
Class B          0.75%    0.25%     0.19%      --     1.19%        --       1.19%
-----------------------------------------------------------------------------------
Intermediate
Bond
Portfolio--
Class B          0.45%    0.25%     0.20%      --     0.90%        --       0.90%
-----------------------------------------------------------------------------------
International
Value
Portfolio--
Class A          0.75%      --      0.07%      --     0.82%        --       0.82%
-----------------------------------------------------------------------------------
AMERICAN
CENTURY
VARIABLE
PORTFOLIOS,
INC.--CLASS I
-----------------------------------------------------------------------------------
VP Vista/SM
/Fund            1.00%      --      0.01%    0.03%    1.04%        --       1.04%
-----------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                         DISTRIBU-                             CONTRACTUAL
                           TION                                FEE WAIVER     NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR      TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL     EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-   OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT    EXPENSES
------------------------------------------------------------------------------------
AMERICAN
FUNDS
INSURANCE
SERIES(R) --
CLASS 2
------------------------------------------------------------------------------------
American
Funds Growth
Fund              0.32%    0.25%     0.02%      --     0.59%       --        0.59%
------------------------------------------------------------------------------------
American
Funds High-
Income Bond
Fund              0.46%    0.25%     0.01%      --     0.72%       --        0.72%
------------------------------------------------------------------------------------
American
Funds
International
Fund              0.49%    0.25%     0.04%      --     0.78%       --        0.78%
------------------------------------------------------------------------------------
American
Funds U.S.
Government/
AAA-Rated
Securities
Fund              0.33%    0.25%     0.01%      --     0.59%       --        0.59%
------------------------------------------------------------------------------------
DREYFUS
VARIABLE
INVESTMENT
FUND--
SERVICE
SHARES
------------------------------------------------------------------------------------
International
Value Portfolio   1.00%    0.25%     0.25%      --     1.50%       --        1.50%
------------------------------------------------------------------------------------
FIDELITY(R)
VARIABLE
INSURANCE
PRODUCTS
------------------------------------------------------------------------------------
Asset Manager:
Growth(R)
Portfolio--
Service Class     0.56%    0.10%     0.17%    0.01%    0.84%       --        0.84%
------------------------------------------------------------------------------------
Contrafund(R)
Portfolio--
Service Class     0.56%    0.10%     0.09%      --     0.75%       --        0.75%
------------------------------------------------------------------------------------
Equity-Income
Portfolio--
Service Class     0.46%    0.10%     0.10%      --     0.66%       --        0.66%
------------------------------------------------------------------------------------
Freedom 2010
Portfolio--
Initial Class       --       --        --     0.56%    0.56%       --        0.56%
------------------------------------------------------------------------------------
Freedom 2015
Portfolio--
Initial Class       --       --        --     0.56%    0.56%       --        0.56%
------------------------------------------------------------------------------------
Freedom 2020
Portfolio--
Initial Class       --       --        --     0.60%    0.60%       --        0.60%
------------------------------------------------------------------------------------
Freedom 2025
Portfolio--
Initial Class       --       --        --     0.64%    0.64%       --        0.64%
------------------------------------------------------------------------------------
Freedom 2030
Portfolio--
Initial Class       --       --        --     0.65%    0.65%       --        0.65%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                         DISTRIBU-                             CONTRACTUAL
                           TION                                FEE WAIVER     NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR      TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL     EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-   OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT    EXPENSES
------------------------------------------------------------------------------------
High Income
Portfolio--
Initial Class     0.57%      --      0.12%      --     0.69%        --       0.69%
------------------------------------------------------------------------------------
Investment
Grade Bond
Portfolio--
Service Class     0.32%    0.10%     0.10%      --     0.52%        --       0.52%
------------------------------------------------------------------------------------
Mid Cap
Portfolio--
Service Class 2   0.56%    0.25%     0.10%      --     0.91%        --       0.91%
------------------------------------------------------------------------------------
FRANKLIN
TEMPLETON
VARIABLE
INSURANCE
PRODUCTS
TRUST
------------------------------------------------------------------------------------
Mutual Global
Discovery
Securities
Fund--Class 2     0.80%    0.25%     0.17%      --     1.22%        --       1.22%
------------------------------------------------------------------------------------
Templeton
Foreign
Securities
Fund--Class 1     0.64%      --      0.15%    0.01%    0.80%      0.00%      0.80%
------------------------------------------------------------------------------------
Templeton
Global Bond
Securities
Fund--Class 1     0.46%      --      0.10%      --     0.56%        --       0.56%
------------------------------------------------------------------------------------
GOLDMAN
SACHS
VARIABLE
INSURANCE
TRUST--
INSTITUTIONAL
SHARES
------------------------------------------------------------------------------------
Goldman Sachs
Structured
Small Cap
Equity Fund       0.75%      --      0.24%      --     0.99%      0.13%      0.86%
------------------------------------------------------------------------------------
JANUS ASPEN
SERIES
------------------------------------------------------------------------------------
Balanced
Portfolio--
Service Shares    0.55%    0.25%     0.03%      --     0.83%        --       0.83%
------------------------------------------------------------------------------------
Enterprise
Portfolio--
Service Shares    0.64%    0.25%     0.05%      --     0.94%        --       0.94%
------------------------------------------------------------------------------------
Forty
Portfolio--
Service Shares    0.64%    0.25%     0.07%      --     0.96%        --       0.96%
------------------------------------------------------------------------------------
Janus
Portfolio--
Institutional
Shares            0.56%      --      0.07%      --     0.63%        --       0.63%
------------------------------------------------------------------------------------
Overseas
Portfolio--
Service Shares    0.60%    0.25%     0.06%      --     0.91%        --       0.91%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                         DISTRIBU-                             CONTRACTUAL
                           TION                                FEE WAIVER     NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR      TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL     EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-   OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT    EXPENSES
------------------------------------------------------------------------------------
LEGG MASON
PARTNERS
VARIABLE
EQUITY TRUST
------------------------------------------------------------------------------------
Legg Mason
Investment
Counsel
Variable Social
Awareness
Portfolio         0.70%      --      0.25%      --     0.95%      0.00%      0.95%
------------------------------------------------------------------------------------
MET INVESTORS
SERIES TRUST
------------------------------------------------------------------------------------
BlackRock
Large Cap
Core
Portfolio--
Class A           0.59%      --      0.05%    0.01%    0.65%      0.01%      0.64%
------------------------------------------------------------------------------------
Clarion Global
Real Estate
Portfolio--
Class B           0.61%    0.25%     0.06%      --     0.92%        --       0.92%
------------------------------------------------------------------------------------
Dreman Small
Cap Value
Portfolio--
Class A           0.78%      --      0.07%    0.07%    0.92%      0.00%      0.92%
------------------------------------------------------------------------------------
Harris
Oakmark
International
Portfolio--
Class A           0.77%      --      0.08%      --     0.85%      0.02%      0.83%
------------------------------------------------------------------------------------
Invesco Small
Cap Growth
Portfolio--
Class B           0.85%    0.25%     0.03%      --     1.13%      0.02%      1.11%
------------------------------------------------------------------------------------
Lazard Mid
Cap Portfolio--
Class B           0.69%    0.25%     0.06%      --     1.00%        --       1.00%
------------------------------------------------------------------------------------
Legg Mason
ClearBridge
Aggressive
Growth
Portfolio--
Class A           0.62%      --      0.03%      --     0.65%        --       0.65%
------------------------------------------------------------------------------------
Lord Abbett
Bond
Debenture
Portfolio--
Class A           0.50%      --      0.04%      --     0.54%        --       0.54%
------------------------------------------------------------------------------------
Lord Abbett
Mid Cap Value
Portfolio--
Class A           0.67%      --      0.06%      --     0.73%      0.02%      0.71%
------------------------------------------------------------------------------------
MetLife
Aggressive
Strategy
Portfolio--
Class B           0.09%    0.25%     0.01%    0.75%    1.10%      0.00%      1.10%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                         DISTRIBU-                             CONTRACTUAL
                           TION                                FEE WAIVER     NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR      TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL     EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-   OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT    EXPENSES
------------------------------------------------------------------------------------
MFS(R)
Research
International
Portfolio--
Class B           0.68%    0.25%     0.09%     --      1.02%      0.06%      0.96%
------------------------------------------------------------------------------------
Morgan
Stanley Mid
Cap Growth
Portfolio--
Class A           0.65%      --      0.07%     --      0.72%      0.01%      0.71%
------------------------------------------------------------------------------------
PIMCO
Inflation
Protected Bond
Portfolio--
Class A           0.47%      --      0.04%     --      0.51%        --       0.51%
------------------------------------------------------------------------------------
PIMCO Total
Return
Portfolio--
Class A           0.48%      --      0.03%     --      0.51%        --       0.51%
------------------------------------------------------------------------------------
Pioneer Fund
Portfolio--
Class A           0.64%      --      0.05%     --      0.69%      0.01%      0.68%
------------------------------------------------------------------------------------
T. Rowe Price
Large Cap
Value
Portfolio--
Class A           0.57%      --      0.02%     --      0.59%        --       0.59%
------------------------------------------------------------------------------------
Third Avenue
Small Cap
Value
Portfolio--
Class B           0.74%    0.25%     0.03%     --      1.02%      0.01%      1.01%
------------------------------------------------------------------------------------
METROPOLITAN
SERIES FUND
------------------------------------------------------------------------------------
Baillie Gifford
International
Stock
Portfolio--
Class A           0.83%      --      0.12%     --      0.95%      0.10%      0.85%
------------------------------------------------------------------------------------
Barclays
Capital
Aggregate
Bond Index
Portfolio--
Class A           0.25%      --      0.03%     --      0.28%      0.01%      0.27%
------------------------------------------------------------------------------------
BlackRock
Aggressive
Growth
Portfolio--
Class A           0.73%      --      0.04%     --      0.77%        --       0.77%
------------------------------------------------------------------------------------
BlackRock
Bond Income
Portfolio--
Class A           0.34%      --      0.03%     --      0.37%      0.01%      0.36%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                        DISTRIBU-                             CONTRACTUAL
                          TION                                FEE WAIVER     NET
                         AND/OR            ACQUIRED   TOTAL     AND/OR      TOTAL
                MANAGE-  SERVICE             FUND    ANNUAL     EXPENSE    ANNUAL
                 MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-   OPERATING
                  FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT    EXPENSES
-----------------------------------------------------------------------------------
BlackRock
Diversified
Portfolio--
Class A          0.46%      --      0.05%      --     0.51%        --       0.51%
-----------------------------------------------------------------------------------
BlackRock
Legacy Large
Cap Growth
Portfolio--
Class A          0.71%      --      0.02%      --     0.73%      0.01%      0.72%
-----------------------------------------------------------------------------------
BlackRock
Money Market
Portfolio--
Class A          0.33%      --      0.02%      --     0.35%      0.01%      0.34%
-----------------------------------------------------------------------------------
Davis Venture
Value
Portfolio--
Class A          0.70%      --      0.03%      --     0.73%      0.05%      0.68%
-----------------------------------------------------------------------------------
FI Value
Leaders
Portfolio--
Class A          0.67%      --      0.07%      --     0.74%        --       0.74%
-----------------------------------------------------------------------------------
Jennison
Growth
Portfolio--
Class A          0.62%      --      0.02%      --     0.64%      0.07%      0.57%
-----------------------------------------------------------------------------------
Loomis Sayles
Small Cap Core
Portfolio--
Class A          0.90%      --      0.06%    0.09%    1.05%      0.08%      0.97%
-----------------------------------------------------------------------------------
Met/Artisan
Mid Cap Value
Portfolio--
Class B          0.81%    0.25%     0.03%      --     1.09%        --       1.09%
-----------------------------------------------------------------------------------
MetLife
Conservative
Allocation
Portfolio--
Class B          0.09%    0.25%     0.02%    0.53%    0.89%      0.01%      0.88%
-----------------------------------------------------------------------------------
MetLife
Conservative
to Moderate
Allocation
Portfolio--
Class B          0.07%    0.25%     0.01%    0.58%    0.91%      0.00%      0.91%
-----------------------------------------------------------------------------------
MetLife Mid
Cap Stock
Index
Portfolio--
Class A          0.25%      --      0.05%    0.02%    0.32%      0.00%      0.32%
-----------------------------------------------------------------------------------
MetLife
Moderate
Allocation
Portfolio--
Class B          0.06%    0.25%       --     0.64%    0.95%      0.00%      0.95%
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                           DISTRIBU-                             CONTRACTUAL
                             TION                                FEE WAIVER     NET
                            AND/OR            ACQUIRED   TOTAL     AND/OR      TOTAL
                   MANAGE-  SERVICE             FUND    ANNUAL     EXPENSE    ANNUAL
                    MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-   OPERATING
                     FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT    EXPENSES
--------------------------------------------------------------------------------------
MetLife
Moderate to
Aggressive
Allocation
Portfolio--
Class B             0.06%    0.25%     0.01%    0.69%    1.01%      0.00%      1.01%
--------------------------------------------------------------------------------------
MetLife Stock
Index
Portfolio--
Class A             0.25%      --      0.02%      --     0.27%      0.01%      0.26%
--------------------------------------------------------------------------------------
MFS(R) Total
Return
Portfolio--
Class B             0.54%    0.25%     0.05%      --     0.84%        --       0.84%
--------------------------------------------------------------------------------------
MFS(R) Value
Portfolio--
Class A             0.70%      --      0.03%      --     0.73%      0.13%      0.60%
--------------------------------------------------------------------------------------
MSCI EAFE(R)
Index Portfolio--
Class A             0.30%      --      0.11%    0.01%    0.42%      0.00%      0.42%
--------------------------------------------------------------------------------------
Neuberger
Berman Genesis
Portfolio--
Class A             0.82%      --      0.04%      --     0.86%      0.01%      0.85%
--------------------------------------------------------------------------------------
Oppenheimer
Global Equity
Portfolio--
Class A             0.52%      --      0.10%      --     0.62%        --       0.62%
--------------------------------------------------------------------------------------
Russell 2000(R)
Index
Portfolio--
Class A             0.25%      --      0.06%    0.08%    0.39%      0.00%      0.39%
--------------------------------------------------------------------------------------
T. Rowe Price
Large Cap
Growth
Portfolio--
Class A             0.60%      --      0.04%      --     0.64%      0.01%      0.63%
--------------------------------------------------------------------------------------
T. Rowe Price
Small Cap
Growth
Portfolio--
Class A             0.49%      --      0.06%      --     0.55%        --       0.55%
--------------------------------------------------------------------------------------
MFS(R) VARIABLE
INSURANCE
TRUST--SERVICE
CLASS
--------------------------------------------------------------------------------------
MFS(R) Global
Equity Series       1.00%    0.25%     0.40%      --     1.65%      0.25%      1.40%
--------------------------------------------------------------------------------------
MFS(R) High
Income Series       0.70%    0.25%     0.09%      --     1.04%        --       1.04%
--------------------------------------------------------------------------------------
MFS(R) New
Discovery
Series              0.90%    0.25%     0.08%      --     1.23%        --       1.23%
--------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                         DISTRIBU-                             CONTRACTUAL
                           TION                                FEE WAIVER     NET
                          AND/OR            ACQUIRED   TOTAL     AND/OR      TOTAL
                 MANAGE-  SERVICE             FUND    ANNUAL     EXPENSE    ANNUAL
                  MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-   OPERATING
                   FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT    EXPENSES
------------------------------------------------------------------------------------
OPPENHEIMER
VARIABLE
ACCOUNT
FUNDS--
NON-SERVICE
SHARES
------------------------------------------------------------------------------------
Oppenheimer
Main Street
Small- &
Mid-Cap
Fund(R)/VA        0.69%      --      0.14%      --     0.83%      0.03%      0.80%
------------------------------------------------------------------------------------
PIMCO
VARIABLE
INSURANCE
TRUST--
ADMINISTRATIVE
CLASS
------------------------------------------------------------------------------------
PIMCO All
Asset Portfolio   0.43%      --      0.15%    0.74%    1.32%      0.07%      1.25%
------------------------------------------------------------------------------------
PIMCO Long-
Term U.S.
Government
Portfolio         0.48%      --      0.15%      --     0.63%        --       0.63%
------------------------------------------------------------------------------------
PIMCO Low
Duration
Portfolio         0.50%      --      0.15%      --     0.65%        --       0.65%
------------------------------------------------------------------------------------
PIONEER
VARIABLE
CONTRACTS
TRUST
------------------------------------------------------------------------------------
Pioneer
Emerging
Markets VCT
Portfolio--
Class II          1.15%    0.25%     0.32%      --     1.72%        --       1.72%
------------------------------------------------------------------------------------
Pioneer Mid
Cap Value
VCT
Portfolio--
Class I           0.65%      --      0.07%      --     0.72%        --       0.72%
------------------------------------------------------------------------------------
PUTNAM
VARIABLE
TRUST--
CLASS IB
------------------------------------------------------------------------------------
Putnam VT
International
Value Fund        0.70%    0.25%     0.23%      --     1.18%        --       1.18%
------------------------------------------------------------------------------------
ROYCE CAPITAL
FUND--
INVESTMENT
CLASS
------------------------------------------------------------------------------------
Royce
Micro-Cap
Portfolio         1.25%      --      0.07%    0.02%    1.34%        --       1.34%
------------------------------------------------------------------------------------
Royce
Small-Cap
Portfolio         1.00%      --      0.05%      --     1.05%        --       1.05%
------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                       DISTRIBU-                             CONTRACTUAL
                         TION                                FEE WAIVER     NET
                        AND/OR            ACQUIRED   TOTAL     AND/OR      TOTAL
               MANAGE-  SERVICE             FUND    ANNUAL     EXPENSE    ANNUAL
                MENT    (12B-1)   OTHER   FEES AND OPERATING  REIMBUR-   OPERATING
                 FEE     FEES    EXPENSES EXPENSES EXPENSES    SEMENT    EXPENSES
----------------------------------------------------------------------------------
THE UNIVERSAL
INSTITUTIONAL
FUNDS, INC.--
CLASS I
----------------------------------------------------------------------------------
Emerging
Markets Debt
Portfolio       0.75%      --      0.30%      --     1.05%      0.00%      1.05%
----------------------------------------------------------------------------------
Emerging
Markets
Equity
Portfolio       1.22%      --      0.38%      --     1.60%      0.18%      1.42%
----------------------------------------------------------------------------------
WELLS FARGO
VARIABLE
TRUST--
CLASS 2
----------------------------------------------------------------------------------
VT Total
Return Bond
Fund            0.40%    0.25%     0.26%    0.01%    0.92%      0.01%      0.91%
----------------------------------------------------------------------------------

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Funds have agreed to waive fees and/or pay expenses of the Funds until at least April 30, 2013 (April 27, 2013 for the Goldman Sachs Structured Small Cap Equity Fund). In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Fund, but the expenses of the Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013 (except as noted above). The Funds provided the information on their expenses, and we have not independently verified the information.

Certain Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other funds. Because the Fund invests in other underlying funds, the Fund will bear its pro rata portion of the operating expenses of the underlying funds in which it invests, including the management fee. See the Fund's prospectus for more information.

Additional information about the management fees and expenses of the Funds can be obtained in Funds' prospectuses and Statements of Additional Information.

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE POLICIES, SEE "SALE OF POLICIES."

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166.

MetLife has the legal obligation to pay all benefits and other amounts to which you are entitled under the terms of your Policy.

THE FIXED ACCOUNT

The Fixed Account is part of our general assets that are not in any legally segregated separate accounts. Amounts in the Fixed Account are credited with interest at an effective annual rate of 2.5% (4% for Policies issued prior to February 24, 2012). We may also credit excess interest on such amounts. Different excess interest rates may apply to different amounts based upon when such amounts were allocated to the Fixed Account.

Any partial amounts we remove from the Fixed Account (such as any portion of your Policy's monthly deduction that is allocable to the Fixed Account) will be taken from the most recently allocated amounts first. Any excess interest rate will be credited for at least 12 months before a new rate is credited. We can delay transfers, withdrawals, surrender and payment of Policy loans from the Fixed Account for up to 6 months. Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Policy gives you more information on the operation of the Fixed Account.

SEPARATE ACCOUNT UL

The Separate Account receives premium payments from the Policy described in this Prospectus and other variable life insurance policies that we issue. The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains and losses. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deduct and other excess amounts in the Separate Account or we can transfer the excess out of the Separate Account. We are obligated to pay the death benefit under the Policy even if that amount exceeds the Policy's cash value in the Separate Account. The amount of the death benefit that exceeds the Policy's cash value in the Separate Account is paid from our general account. Death benefits paid from the general account are subject to the financial strength and claims-paying ability of the Company. For other life insurance policies and annuity contracts that we issue, we pay all amounts owed under the policies and contracts from the general account. MetLife is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that we will be able to meet our claims-paying obligations. There are risks to purchasing any insurance product.

[SIDEBAR: EACH SEPARATE ACCOUNT INVESTMENT DIVISION INVESTS IN A CORRESPONDING PORTFOLIO OF A FUND.]
The Separate Account has subdivisions, called "investment divisions." Each investment division invests its assets exclusively in shares of a corresponding Portfolio of a Fund. We can add new investment divisions to or eliminate investment divisions from the Separate Account. You can designate how you would like your net premiums and cash value to be allocated among the available investment divisions and our Fixed Account. Amounts you allocate to each investment division receive the investment experience of the investment division, and you bear this investment risk.

THE FUNDS

[SIDEBAR: YOU SHOULD CAREFULLY REVIEW THE INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS OF EACH PORTFOLIO WHICH ARE DESCRIBED IN THE PROSPECTUS FOR EACH FUND YOU HAVE ALSO RECEIVED.]
Each of the Funds is a "series" type of mutual fund, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is divided into Portfolios, each of which represents a different class of stock in which a corresponding investment division of the Separate Account invests. PROSPECTUSES FOR THE FUNDS ARE AVAILABLE BY CALLING 1-908-253-1400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. You should read each Fund prospectus carefully. They contain information about each Fund and its Portfolios, including the investment objectives, strategies, risks and investment advisers that are associated with each Portfolio.

Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same money managers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or sub-adviser of a Portfolio or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the Policies and, in MetLife's role as intermediary, with respect to the Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Fund prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolio attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to .50%.

Additionally, an investment adviser or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

We, and certain of our affiliated insurance companies, have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is organized as a limited liability company. Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from a Portfolio. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See "Fee Tables--Portfolio Operating Expenses" for information on the management fees paid to the adviser and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to sub-advisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Fund's 12b-1 Plan, if any, is described in more detail in each Fund's prospectus. (See also "Fee Tables--Portfolio Operating Expenses.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Fund's 12b-1 Plan decrease the Portfolio's investment return.

SELECTION OF THE PORTFOLIOS. We select the Portfolios offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Portfolios" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. In some cases, we may include Portfolios based on recommendations made by selling firms through which the Policy is sold. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of cash value to such Portfolios. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premium payments or transfers of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from owners.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Sales of Policies.")

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

As of the end of each Valuation Period (see "Valuation Period" description below in "Other Policy Provisions--When Your Requests Become Effective"), we purchase and redeem Fund shares for the Separate Account at their net asset value without any sales or redemption charges. These purchases and redemptions reflect the amount of any of the following transactions that take effect at the end of the Valuation Period:
..  The allocation of net premiums to the Separate Account.

.. Dividends and distributions on Fund shares, which are reinvested as of the dates paid (which reduces the value of each share of the Fund and increases the number of Fund shares outstanding, but has no effect on the cash value in the Separate Account).
..  Policy loans and loan repayments allocated to the Separate Account.
..  Transfers to and among investment divisions.
..  Withdrawals and surrenders taken from the Separate Account.

The adviser, any sub-adviser and investment objective of each Portfolio are as follows:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate        Seeks total return through growth of   Invesco Advisers, Inc.
Fund--Series I                         capital and current income.            Subadviser: Invesco Asset
                                                                              Management Limited
-------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities     Seeks total return, comprised of       Invesco Advisers, Inc.
Fund--Series II                        current income and capital
                                       appreciation.
-------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth      Seeks long-term growth of capital.     Invesco Advisers, Inc.
Fund--Series I
-------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock       Seeks capital growth and income        Invesco Advisers, Inc.
Fund--Series II                        through investments in equity
                                       securities, including common stocks,
                                       preferred stocks and securities
                                       convertible into common and preferred
                                       stocks.
-------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
Global Thematic Growth                 Seeks long-term growth of capital.     AllianceBernstein L.P.
Portfolio--Class B
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Intermediate Bond Portfolio--Class B   Seeks to generate income and price     AllianceBernstein L.P.
                                       appreciation without assuming what
                                       the Adviser considers undue risk.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
International Value Portfolio--Class A Seeks long-term growth of capital.     AllianceBernstein L.P.
-------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.--CLASS I
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
VP Vista/SM/ Fund                      Seeks long-term capital growth.        American Century
                                                                              Investment Management,
                                                                              Inc.
-------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 2
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
American Funds Growth Fund             Seeks growth of capital.               Capital Research and
                                                                              Management Company
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
American Funds High-Income Bond Fund   Seeks a high level of current income.  Capital Research and
                                       Its secondary objective is capital     Management Company
                                       appreciation.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
American Funds International Fund      Seeks long-term growth of capital.     Capital Research and
                                                                              Management Company
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
American Funds U.S.                    Seeks a high level of current income   Capital Research and
Government/AAA-Rated Securities Fund   consistent with preservation of        Management Company
                                       capital.
-------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND--SERVICE SHARES
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
International Value Portfolio          Seeks long-term capital growth.        The Dreyfus Corporation
-------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
Asset Manager: Growth(R)               Seeks to maximize total return by      Fidelity Management &
Portfolio--Service Class               allocating its assets among stocks,    Research Company
                                       bonds, short-term instruments, and     Subadviser: FMR Co., Inc.
                                       other investments.                     Fidelity Investments
                                                                              Money Management, Inc.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio-- Service      Seeks long-term capital appreciation.  Fidelity Management &
Class                                                                         Research Company
                                                                              Subadviser: FMR Co., Inc.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Equity-Income Portfolio--Service Class Seeks reasonable income. The fund      Fidelity Management &
                                       will also consider the potential for   Research Company
                                       capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Freedom 2010 Portfolio-- Initial Class Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Freedom 2015 Portfolio-- Initial Class Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Freedom 2020 Portfolio-- Initial Class Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Freedom 2025 Portfolio-- Initial Class Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Freedom 2030 Portfolio-- Initial Class Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
High Income Portfolio-- Initial Class  Seeks a high level of current income,  Fidelity Management &
                                       while also considering growth of       Research Company
                                       capital.                               Subadviser: FMR Co., Inc.
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
Investment Grade Bond                   Seeks as high a level of current        Fidelity Management &
Portfolio--Service Class                income as is consistent with the        Research Company
                                        preservation of capital.                Subadviser: Fidelity
                                                                                Investments Money
                                                                                Management, Inc.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Mid Cap Portfolio-- Service Class 2     Seeks long-term growth of capital.      Fidelity Management &
                                                                                Research Company
                                                                                Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
Mutual Global Discovery Securities      Seeks capital appreciation.             Franklin Mutual Advisers,
Fund--Class 2                                                                   LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities            Seeks long-term capital growth.         Templeton Investment
Fund--Class 1                                                                   Counsel, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities        Seeks high current income, consistent   Franklin Advisers, Inc.
Fund--Class 1                           with preservation of capital, with
                                        capital appreciation as a secondary
                                        consideration.
---------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST--INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
Goldman Sachs Structured Small Cap      Seeks long-term growth of capital.      Goldman Sachs Asset
Equity Fund                                                                     Management, L.P.
---------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
Balanced Portfolio--Service Shares      Seeks long-term capital growth,         Janus Capital
                                        consistent with preservation of         Management LLC
                                        capital and balanced by current
                                        income.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Enterprise Portfolio--Service Shares    Seeks long-term growth of capital.      Janus Capital
                                                                                Management LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Forty Portfolio--Service Shares         Seeks long-term growth of capital.      Janus Capital
                                                                                Management LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Janus Portfolio--Institutional Shares   Seeks long-term growth of capital.      Janus Capital
                                                                                Management LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Overseas Portfolio--Service Shares      Seeks long-term growth of capital.      Janus Capital
                                                                                Management LLC
---------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
Legg Mason Investment Counsel           Seeks capital appreciation and          Legg Mason Partners
Variable Social Awareness Portfolio     retention of net investment income.     Fund Advisor, LLC
                                                                                Subadviser: Legg Mason
                                                                                Investment Counsel, LLC
---------------------------------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core                Seeks long-term capital growth.         MetLife Advisers, LLC
Portfolio--Class A                                                              Subadviser: BlackRock
                                                                                Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Clarion Global Real Estate              Seeks total return through investment   MetLife Advisers, LLC
Portfolio--Class B                      in real estate securities,              Subadviser: CBRE
                                        emphasizing both capital appreciation   Clarion Securities LLC
                                        and current income.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Dreman Small Cap Value                  Seeks capital appreciation.             MetLife Advisers, LLC
Portfolio--Class A                                                              Subadviser: Dreman Value
                                                                                Management, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Harris Oakmark International            Seeks long-term capital appreciation.   MetLife Advisers, LLC
Portfolio--Class A                                                              Subadviser: Harris
                                                                                Associates L.P.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth                Seeks long-term growth of capital.      MetLife Advisers, LLC
Portfolio--Class B                                                              Subadviser: Invesco
                                                                                Advisers, Inc.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Lazard Mid Cap Portfolio--Class B       Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                Subadviser: Lazard Asset
                                                                                Management LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Aggressive       Seeks capital appreciation.             MetLife Advisers, LLC
Growth Portfolio--Class A                                                       Subadviser: ClearBridge
                                                                                Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture              Seeks high current income and the       MetLife Advisers, LLC
Portfolio--Class A                      opportunity for capital appreciation    Subadviser: Lord, Abbett
                                        to produce a high total return.         & Co. LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value               Seeks capital appreciation through      MetLife Advisers, LLC
Portfolio--Class A                      investments, primarily in equity        Subadviser: Lord, Abbett
                                        securities, which are believed to be    & Co. LLC
                                        undervalued in the marketplace.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
MetLife Aggressive Strategy             Seeks growth of capital.                MetLife Advisers, LLC
Portfolio--Class B
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
MFS(R) Research International           Seeks capital appreciation.             MetLife Advisers, LLC
Portfolio--Class B                                                              Subadviser: Massachusetts
                                                                                Financial Services
                                                                                Company
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.             MetLife Advisers, LLC
Portfolio--Class A                                                              Subadviser: Morgan
                                                                                Stanley Investment
                                                                                Management Inc.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond          Seeks maximum real return, consistent   MetLife Advisers, LLC
Portfolio--Class A                      with preservation of capital and        Subadviser: Pacific
                                        prudent investment management.          Investment Management
                                                                                Company LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio--Class A   Seeks maximum total return,             MetLife Advisers, LLC
                                        consistent with the preservation of     Subadviser: Pacific
                                        capital and prudent investment          Investment Management
                                        management.                             Company LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Pioneer Fund Portfolio--Class A         Seeks reasonable income and capital     MetLife Advisers, LLC
                                        growth.                                 Subadviser: Pioneer
                                                                                Investment Management,
                                                                                Inc.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio--Class A                     by investing in common stocks          Subadviser: T. Rowe Price
                                       believed to be undervalued. Income is  Associates, Inc.
                                       a secondary objective.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Third Avenue Small Cap Value           Seeks long-term capital appreciation.  MetLife Advisers, LLC
Portfolio--Class B                                                            Subadviser: Third Avenue
                                                                              Management LLC
---------------------------------------------------------------------------------------------------------

METROPOLITAN SERIES FUND
---------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock    Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio--Class A                                                            Subadviser: Baillie Gifford
                                                                              Overseas Limited
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Barclays Capital Aggregate Bond Index  Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio--Class A                     Barclays U.S. Aggregate Bond Index.    Subadviser: MetLife
                                                                              Investment Advisors
                                                                              Company, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
BlackRock Aggressive Growth            Seeks maximum capital appreciation.    MetLife Advisers, LLC
Portfolio--Class A                                                            Subadviser: BlackRock
                                                                              Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
BlackRock Bond Income                  Seeks a competitive total return       MetLife Advisers, LLC
Portfolio--Class A                     primarily from investing in            Subadviser: BlackRock
                                       fixed-income securities.               Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
BlackRock Diversified                  Seeks high total return                MetLife Advisers, LLC
Portfolio--Class A                     while attempting to limit investment   Subadviser: BlackRock
                                       risk and preserve capital.             Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio--Class A                                                            Subadviser: BlackRock
                                                                              Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
BlackRock Money Market                 Seeks a high level of current income   MetLife Advisers, LLC
Portfolio--Class A                     consistent with preservation of        Subadviser: BlackRock
                                       capital.                               Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Davis Venture Value Portfolio--Class A Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: Davis
                                                                              Selected Advisers, L.P.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
FI Value Leaders Portfolio--Class A    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Pyramis
                                                                              Global Advisors, LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio--Class A     Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison
                                                                              Associates LLC
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Core           Seeks long-term capital growth from    MetLife Advisers, LLC
Portfolio--Class A                     investments in common stocks or other  Subadviser: Loomis,
                                       equity securities.                     Sayles & Company, L.P.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Met/Artisan Mid Cap Value              Seeks long-term capital growth.        MetLife Advisers, LLC
Portfolio--Class B                                                            Subadviser: Artisan
                                                                              Partners Limited
                                                                              Partnership
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
MetLife Conservative Allocation        Seeks a high level of current income,  MetLife Advisers, LLC
Portfolio--Class B                     with growth of capital as a secondary
                                       objective.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
MetLife Conservative to Moderate       Seeks high total return in the form    MetLife Advisers, LLC
Allocation Portfolio--Class B          of income and growth of capital, with
                                       a greater emphasis on income.
---------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER/
PORTFOLIO                                      INVESTMENT OBJECTIVE                  SUBADVISER
-------------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index            Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio--Class A                     Standard & Poor's MidCap 400(R)        Subadviser: MetLife
                                       Composite Stock Price Index.           Investment Advisors
                                                                              Company, LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MetLife Moderate Allocation            Seeks a balance between a high level   MetLife Advisers, LLC
Portfolio--Class B                     of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MetLife Moderate to Aggressive         Seeks growth of capital.               MetLife Advisers, LLC
Allocation Portfolio--Class B
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio--Class A Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife
                                       Stock Price Index.                     Investment Advisors
                                                                              Company, LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio--Class B Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts
                                       portfolio.                             Financial Services
                                                                              Company
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MFS(R) Value Portfolio--Class A        Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts
                                                                              Financial Services
                                                                              Company
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MSCI EAFE(R) Index Portfolio--Class A  Seeks to track the performance of the  MetLife Advisers, LLC
                                       MSCI EAFE(R) Index.                    Subadviser: MetLife
                                                                              Investment Advisors
                                                                              Company, LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis               Seeks high total return, consisting    MetLife Advisers, LLC
Portfolio--Class A                     principally of capital appreciation.   Subadviser: Neuberger
                                                                              Berman Management
                                                                              LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Equity              Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio--Class A                                                            Subadviser:
                                                                              OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Russell 2000(R) Index                  Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio--Class A                     Russell 2000(R) Index.                 Subadviser: MetLife
                                                                              Investment Advisors
                                                                              Company, LLC
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital      MetLife Advisers, LLC
Portfolio--Class A                     and, secondarily, dividend income.     Subadviser: T. Rowe Price
                                                                              Associates, Inc.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
Portfolio--Class A                                                            Subadviser: T. Rowe Price
                                                                              Associates, Inc.
-------------------------------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST--SERVICE CLASS
-------------------------------------------------------------------------------------------------------
MFS(R) Global Equity Series            Seeks capital appreciation.            Massachusetts Financial
                                                                              Services Company
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MFS(R) High Income Series              Seeks total return with an emphasis    Massachusetts Financial
                                       on high current income, but also       Services Company
                                       considering capital appreciation.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series            Seeks capital appreciation.            Massachusetts Financial
                                                                              Services Company
-------------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS--NON-SERVICE SHARES
--------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                  SUBADVISER
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small- &        Seeks capital appreciation.             OppenheimerFunds, Inc.
Mid-Cap Fund(R)/VA
--------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST--ADMINISTRATIVE CLASS
--------------------------------------------------------------------------------------------------------
PIMCO All Asset Portfolio               Seeks maximum real return consistent    Pacific Investment
                                        with preservation of real capital and   Management Company
                                        prudent investment management.          LLC Subadviser:
                                                                                Research Affiliates, LLC
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government         Seeks maximum total return,             Pacific Investment
Portfolio                               consistent with preservation of         Management Company
                                        capital and prudent investment          LLC
                                        management.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PIMCO Low Duration Portfolio            Seeks maximum total return,             Pacific Investment
                                        consistent with preservation of         Management Company
                                        capital and prudent investment          LLC
                                        management.
--------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT            Seeks long-term growth of capital.      Pioneer Investment
Portfolio--Class II                                                             Management, Inc.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT               Seeks capital appreciation              Pioneer Investment
Portfolio--Class I                      by investing in a diversified           Management, Inc.
                                        portfolio of securities consisting
                                        primarily of common stocks.
--------------------------------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST--CLASS IB
--------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund      Seeks capital growth. Current income    Putnam Investment
                                        is a secondary objective.               Management, LLC
                                                                                Subadviser: The Putnam
                                                                                Advisory Company, LLC
--------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND--INVESTMENT CLASS
--------------------------------------------------------------------------------------------------------
Royce Micro-Cap Portfolio               Seeks long-term growth of capital.      Royce & Associates, LLC
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Royce Small-Cap Portfolio               Seeks long-term growth of capital.      Royce & Associates, LLC
--------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.--CLASS I
--------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio         Seeks high total return by investing    Morgan Stanley
                                        primarily in fixed income securities    Investment Management
                                        of government and government-related    Inc.
                                        issuers and, to a lesser extent, of
                                        corporate issuers in emerging market
                                        countries.
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio       Seeks long-term capital appreciation    Morgan Stanley
                                        by investing primarily in               Investment Management
                                        growth-oriented equity securities of    Inc.
                                        issuers in emerging market countries.   Subadvisers: Morgan
                                                                                Stanley Investment
                                                                                Management Company
                                                                                and Morgan Stanley
                                                                                Investment Management
                                                                                Limited
--------------------------------------------------------------------------------------------------------

WELLS FARGO VARIABLE TRUST--CLASS 2
---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER/
PORTFOLIO                                       INVESTMENT OBJECTIVE                   SUBADVISER
---------------------------------------------------------------------------------------------------------
VT Total Return Bond Fund               Seeks total return, consisting of       Wells Fargo Funds
                                        income and capital appreciation.        Management, LLC
                                                                                Subadviser: Wells Capital
                                                                                Management Incorporated
---------------------------------------------------------------------------------------------------------

THE PORTFOLIO SHARE CLASSES THAT WE OFFER

The Funds offer various classes of shares, each of which has a different level of expenses. The Fund prospectuses may provide information for share classes or Portfolios that are not available through the Policy. When you consult the Fund prospectus for a Portfolio, you should be careful to refer only to the information regarding the Portfolio and class of shares that is available through the Policy.

SUBSTITUTION OF PORTFOLIOS

If investment in the Portfolios or a particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Policies, or for any other reason in our sole discretion, we may substitute another portfolio without your consent. The substituted Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may make available or close investment divisions to allocation of premium payments or cash value, or both, for some or all classes of Policies, at any time in our sole discretion.

VOTING RIGHTS

[SIDEBAR: YOU CAN GIVE US VOTING INSTRUCTIONS ON SHARES OF EACH PORTFOLIO OF A FUND THAT ARE ATTRIBUTED TO YOUR POLICY.]

The Funds have shareholder meetings from time to time to, for example, elect directors and approve some changes in investment management arrangements. We will vote the shares of each Portfolio that are attributed to your Policy based on your instructions. We will vote all shares in proportion to the instructions received. If we do not receive your instructions we will vote your shares in the same proportion as represented by the votes received from other owners. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. Should we determine that the 1940 Act no longer requires us to do this, we may decide to vote Fund shares in our own right, without input from you or any other owners of variable life insurance policies or variable annuity contracts that participate in a Fund.

ISSUING A POLICY

If you want to own a Policy, then you must complete an application, which must be received by the Designated Office. We reserve the right to reject an application for any reason permitted by law, and our acceptance of an application is subject to our insurance underwriting rules.

We offer other variable life insurance policies that have different death benefits, policy features, Portfolio selections, and optional programs.

However, these other policies also have different charges that would affect your performance and cash values. To obtain more information about these other policies, contact our Designated Office or your sales representative.

There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible insureds within the eligible group for whom a Policy could be purchased and the percentage of those insureds for whom a Policy is actually purchased. The three types of underwriting are:

GUARANTEED ISSUE--requires the least evidence of insurability and rating classification
SIMPLIFIED UNDERWRITING--requires more evidence of insurability and rating classification
FULL UNDERWRITING--requires the most evidence of insurability and rating classification

An insured who is a standard risk under Simplified Underwriting or Guaranteed Issue may have a higher cost of term insurance rate than would apply to the same insured under Full Underwriting.

Generally, we will issue a Policy only for insureds that are age 70 or less (although we may decide to permit an insured that is older) that have provided evidence of insurability that we find acceptable. An "insured" is the person upon whose life we issue the Policy. For the purpose of computing the insured's age under the Policy, we start with the insured's age on the Date of Policy which is set forth in the Policy. Age under the Policy at any other time is then computed using that issue age and adding the number of full Policy years completed.

The Date of Policy is usually the date the Policy application is approved and premiums are accepted. We use the Date of Policy to calculate the Policy years (and Policy months and monthly anniversaries). To preserve a younger age for the insured, we may permit a Date of Policy that is earlier than the date the application is approved if there have been no material misrepresentations in the application. You may request that your Date of Policy be the same date the planned periodic premium is received. In these cases, you would incur a charge for insurance protection before insurance coverage starts.

Insurance coverage under the Policy will generally begin at the time the application is approved. For coverage to be effective, the insured's health on the date of such approval must be the same as stated in the application and, in most states, we can require that the insured not have sought medical advice or treatment between the date of the application and the date of approval.

PAYMENT AND ALLOCATION OF PREMIUMS

[SIDEBAR: YOU CAN MAKE VOLUNTARY PLANNED PERIODIC PREMIUM PAYMENTS AND UNSCHEDULED PREMIUM PAYMENTS.]

The payment of a given premium won't necessarily guarantee that your Policy will remain in force. Rather, this depends on your Policy's cash surrender value.

PAYING PREMIUMS

We accept premium payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. You can make premium payments, subject to certain limitations discussed below, through the:

VOLUNTARY PLANNED PERIODIC PREMIUM SCHEDULE: You choose the schedule on your application. The schedule sets forth the amount of premiums, fixed payment intervals and the period of time that you intend to pay premiums. The schedule can be: (a) annual; (b) semi-annual; or (c) through another method to which we agree. After payment of the first planned periodic premium, you do not have to pay premiums in accordance with your voluntary planned period premium schedule.

UNSCHEDULED PREMIUM PAYMENT OPTION: You also can make other premium payments at any time.

Premium payments sent by regular U.S. mail should be addressed to: MetLife LB 7369, P.O. Box 8500-7369, Philadelphia, PA 19101-7369. Premium payments sent by express mail or courier service should be addressed to: Wells Fargo Bank, 101
N. Independence Mall East, MetLife Lock Box# 7369, Philadelphia, PA 19106.

If you send premium payments or transaction requests to an address other than the one we have designated for receipt of such payments or requests, we may return the premium payment to you, or there may be a delay in applying the payment or transaction to your Policy.

MAXIMUM AND MINIMUM PREMIUM PAYMENTS

..  The first premium may not be less than the planned premium unless agreed to by us.
..  After the first Policy year, your voluntary planned periodic payments must be at least $100, whether on an annual or semi-annual basis.
..  Unscheduled premium payments must be at least $100 each. We may change this minimum amount on 90 days notice to you.
.. You may not pay premiums that exceed tax law premium limitations for life insurance policies. We will return any amounts that exceed these limits, except that we will keep any amounts that are required to keep the Policy from terminating. We will let you make premium payments that would turn your Policy into a modified endowment contract, but we will tell you of this status in your annual statement, and if possible, we will tell you how to reverse the status. ("See Tax Matters--Modified Endowment Contracts.")
.. We reserve the right not to sell a Policy to any group or individual associated with such group if the total amount of annual premium that is expected to be paid in connection with all Policies sold to the group or individuals associated with such group is less than $250,000.
.. We may require evidence of insurability for premium payments that cause the minimum death benefit to exceed the death benefit then in effect under the death benefit option chosen.

ALLOCATING NET PREMIUMS

[SIDEBAR: NET PREMIUMS ARE YOUR PREMIUMS MINUS THE CHARGES DEDUCTED FROM YOUR PREMIUMS.]
Your allocations of net premiums to the Fixed Account are effective as of the Investment Start Date. See "Investment Start Date" description below in "Other Policy Provisions--When Your Requests Become Effective." Your allocations of net premiums to the investment divisions of the Separate Account are effective as of the end of the free look period. See "Other Policy Provisions--Free Look Period." During the free look period, we allocate the net premium payments you allocated to the investment divisions to the BlackRock Money Market investment division. At the end of the free look period, we will allocate your cash value in that investment division among all the Separate Account investment divisions according to your net premium allocation instructions.

For policies issued in California, we allocate net premiums to the investment divisions of the Separate Account as of the Investment Start Date. If you are age 60 or older, and you allocate 100% of your initial net premium to the BlackRock Money Market investment division in order to receive a refund of premiums should you cancel the Policy during the free look period, we will not automatically transfer your cash value or reallocate your future premiums once the free look period has ended. You must contact us to request a transfer or reallocation.

You can instruct us to allocate your net premiums among the Fixed Account and the investment divisions. You can change your allocations (effective after the end of the free look period) at any time by giving us written notification at our Designated Office or in any other manner that we permit. If you have cash value of at least $60,000,000 in the Fixed Account for all Policies you own, we will have to give prior approval to any allocation of net premium or transfer of cash value to the Fixed Account.

INSURANCE PROCEEDS

If the Policy is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the insured's date of death. We will pay this amount after we receive documents that we request as due proof of the insured's death.

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is provided under "Income Plans" and on request from our Designated Office. We will pay interest on the proceeds as required by applicable state law.

Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

The beneficiary has one year from the date the insurance proceeds are paid to change the selection from a single sum payment to an income plan, as long as we have made no payments from the interest-bearing account. If the terms of the income plan permit the beneficiary to withdraw the entire amount from the plan, the beneficiary can also name contingent beneficiaries.

The insurance proceeds equal:
..  The death benefit under the death benefit option or minimum death benefit that is in effect on the date of death; plus
..  Any additional insurance proceeds provided by rider; minus
.. Any unpaid Policy loans and accrued interest thereon, and any due and unpaid charges accruing during a grace period.

DEATH BENEFIT OPTIONS
[SIDEBAR: THE POLICY GENERALLY OFFERS A CHOICE OF THREE DEATH BENEFIT OPTIONS.]

You can choose among three options. You select which option you want in the Policy application. The three options are:
..  Option A: The death benefit is a level amount and equals the specified face amount of the Policy.
..  Option B: The death benefit varies and equals the specified face amount of the Policy plus the cash value on the date of death.
.. Option C: The death benefit varies and equals the specified face amount of the Policy plus the amount by which the Policy premiums paid exceed withdrawals made.

There are issues that you should consider in choosing your death benefit option. For example, under Options B and C, the cash value or other amounts are added to the specified face amount. Therefore, the death benefit will generally be greater under these options than under Option A, for Policies with the same specified face amount and premium payments. By the same token, the cost of insurance will generally be greater under Options B and C than under Option A.

[SIDEBAR: YOU CAN GENERALLY CHANGE YOUR DEATH BENEFIT OPTION.]
You can change your death benefit option after the first Policy year, provided that:
..  Your cash surrender value after the change would be enough to pay at least two monthly deductions.
..  The specified face amount continues to be no less than the minimum we allow after a decrease.
..  The total premiums you have paid do not exceed the then current maximum premium limitations permitted under Internal Revenue Service rules.
.. You provide evidence satisfactory to us of the insured's insurability, as we may require.

Any change will be effective on the monthly anniversary on or immediately following the Date of Receipt of the request (or following the date we approve it if we require evidence of insurability). A change in death benefit option will cause us to automatically increase or decrease your specified face amount so that the amount of the death benefit is not changed on the effective date of the new death benefit option.

Before you change your death benefit option you should consider the following:
.. If the term insurance portion of your death benefit changes, as it may with a change from Option A to B or C and vice versa, the term insurance charge will also change. This will affect your cash value and, in some cases, the death benefit levels.

.. If your specified face amount changes because of the change in death benefit option, consider also the issues presented by changing your specified face amount that are described under "Specified Face Amount," below. These issues include the possibility that your Policy would become a modified endowment contract; that you would receive a taxable distribution; and that the maximum premium amounts that you can pay would change.

MINIMUM DEATH BENEFIT

In no event will the Policy death benefit (plus the proceeds under any term rider on the insured's life) be lower than the minimum amount required to maintain the Policy as life insurance under the federal income tax laws as in effect on the date your Policy is issued. We determine this minimum by applying either the:

I. Cash Value Accumulation Test or

II. Guideline Premium/Cash Value Corridor Test.

You choose the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test before we issue your Policy, and the election cannot later be changed. Under the Cash Value Accumulation Test, your death benefit is never less than the amount of your Policy's cash value at the insured's date of death, multiplied by a factor set forth in your Policy. This factor varies depending upon the insured's age at the date of death, and it declines as the insured grows older.

Under the Guideline Premium/Cash Value Corridor Test, there is a very similar minimum death benefit based on your Policy's cash value at the date of death. However, the factors set forth in your Policy are higher for the Guideline Premium/Cash Value Corridor Test (which results in a higher minimum death benefit, assuming the same cash value). Also, there are firm limits on the amount of premiums you can pay for the amount of coverage you have in force under the Guideline Premium/Cash Value Corridor Test, while the tax law imposes no such firm limits under the Cash Value Accumulation Test.

Before choosing between these two Tests you should consider the following:
.. The Cash Value Accumulation Test may allow you to pay a greater amount in premiums for the same amount of death benefit under federal income tax laws and still qualify as life insurance. This is the case because the Policy will qualify as life insurance even though the Policy owner is paying a higher level of premium than allowed under the Guideline Premium/Cash Value Accumulation Test. However, the death benefit under the Cash Value Accumulation Test (and thus the monthly cost of term insurance) could be higher. You should ask for an illustration comparing results under both tests. We reserve the right to return any premium to the extent it would cause the death benefit to increase above certain limits.
.. Increases in death benefits by operation of the Cash Value Accumulation Test will result in a higher monthly cost of term insurance. Such increases can also occur under the Guideline Premium/Cash Value Corridor Test, although this is less likely.
.. Any advantage of the Cash Value Accumulation Test may be eliminated if premium payments exceed the 7-pay test limit. The 7-pay test sets a limit on the amount of premiums which may be paid under a policy during the 7-pay testing period (usually the first 7 Policy years after issue or after a material modification of the Policy) without incurring possible adverse tax consequences. If premiums paid exceed such limit during any 7-pay testing period, any partial withdrawals, Policy loan and other distributions may be subject to adverse federal income tax consequences. (See "Federal Tax Matters--Modified
  Endowment Contracts" below.)

SPECIFIED FACE AMOUNT

CHOOSING YOUR INITIAL SPECIFIED FACE AMOUNT
The specified face amount is the basic amount of insurance specified in your Policy. The Minimum Initial Specified Face amount is the smallest amount of specified face amount for which a Policy may be issued. Currently this amount is $100,000. If the term insurance rider is purchased, the specified face amount and term rider amount are combined to determine the Minimum Initial Specified Face Amount. You should consider whether to take all of your coverage as specified face amount or whether to take some coverage, if available, under our term insurance benefit.

The term insurance benefit provides coverage on the insured to age 95. You may purchase this rider, if available, only at the time of Policy issue. By electing to take part of your coverage under the term insurance rider, you can reduce the amount of sales charges and current cost of insurance charges that you otherwise would pay. For details, see "Optional Rider Benefits--Term Benefit."


[SIDEBAR: YOU CAN GENERALLY INCREASE OR DECREASE YOUR POLICY'S SPECIFIED FACE AMOUNT.]


CHANGING YOUR SPECIFIED FACE AMOUNT
Generally, you may change your specified face amount at any time after the first Policy year subject to certain criteria specified below. Any change will be effective on: the monthly anniversary on or next following the (a) Date of Receipt of your request; or (b) if we require evidence of insurability, the date we approve your request.

The Specified Face Amount of insurance may not be reduced to less than $100,000 during the first five Policy years or to less than $50,000 after the fifth Policy year. These minimums also apply to decreases that result from partial withdrawals or changes in death benefit options. If there have been previous specified face amount increases, any decreases in specified face amount will be made in the following order: (i) the specified face amount provided by the most recent increase; (ii) the next most recent increases successively; and (iii) the initial specified face amount. You may increase the specified face amount only if the cash surrender value after the change is large enough to cover at least two monthly deductions based on your most recent cost of term insurance charge. Any increase may require that we receive additional evidence of insurability that is satisfactory to us. We may also impose a one-time underwriting charge.

Before you change your specified face amount you should consider the following:
.. The term insurance portion of your death benefit will change and so will the term insurance charge. This will affect the insurance charges, cash value and, in some cases, death benefit levels.
.. Reducing your specified face amount may result in our returning an amount to you which, if it occurs during the first 15 Policy years, could then be taxed on an income first basis.
.. The amount of additional premiums that the tax laws permit you to pay into your Policy may increase or decrease. The additional amount you can pay without causing your Policy to be a modified endowment contract for tax purposes may also increase or decrease. (See "Tax Matters--Modified
   Endowment Contracts.")

.. In some circumstances, the Policy could become a modified endowment contract. .. For Policies issued on or after May 1, 1996 in connection with other than certain employer sponsored plans that became effective prior to August 1, 2000, the sales charge and the administration charge may change. This is because an increase or decrease in the specified face amount will result in an increase or decrease in the annual target premium on which these charges are based.

INCOME PLANS

[SIDEBAR: GENERALLY YOU CAN RECEIVE THE POLICY'S INSURANCE PROCEEDS, AMOUNTS PAYABLE AT THE FINAL DATE OR AMOUNTS PAID UPON SURRENDER UNDER AN INCOME PLAN INSTEAD OF IN A LUMP SUM.]

The insurance proceeds can be paid under a variety of income plans that are available under the Policy.

Generally, we currently make the following income plans available:
..  Interest income
..  Installment Income for a Stated Period
..  Installment Income of a Stated Amount
..  Single Life Income--Guaranteed Payment Period
..  Single Life Income--Guaranteed Return
..  Joint and Survivor Life Income

Before you choose an income plan you should consider:
.. The tax consequences associated with the Policy proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.
.. That your Policy will terminate at the time you commence an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.
.. That the rates of return we credit under these plans are not based on the investment performance of any of the Portfolios.

CASH VALUE, TRANSFERS AND WITHDRAWALS

CASH VALUE

[SIDEBAR: YOUR POLICY IS DESIGNED TO ALLOW YOU TO ACCUMULATE CASH VALUE.]

Your Policy's cash value equals:
..  The Fixed Account cash value, plus
..  The Policy Loan Account cash value, plus
..  The Separate Account cash value.

Your Policy's cash surrender value equals your cash value minus any outstanding Policy loans (plus any accrued and unpaid loan interest).

On your Investment Start Date, the Policy's cash value in an investment division will equal the portion of any net premium allocated to the investment division, reduced by the portion of any monthly deductions allocated to the Policy's cash value in that investment division.

Thereafter, at the end of each Valuation Period the cash value in an investment division will equal:
..  The cash value in the investment division at the beginning of the Valuation
   Period; plus
..  All net premiums, loan repayments and cash value transfers into the investment division during the Valuation Period; minus
.. All partial cash withdrawals, loans and cash value transfers out of the investment division during the Valuation Period; minus

..  The portion of any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus
.. The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period. The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Fund Portfolio over the Valuation Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the Portfolio during the period.

CASH VALUE TRANSFERS

[SIDEBAR: YOU CAN TRANSFER YOUR CASH VALUE AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT AT ANY TIME BEGINNING AFTER THE END OF THE FREE LOOK PERIOD.]


The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. You may make transfers at any time. The maximum amount that you may transfer or withdraw from the Fixed Account in any Policy year is the greater of $50 and 25% of the largest amount in the Fixed Account over the last four Policy years. Due to this limit, it could take a number of years to fully transfer or withdraw a current balance from the Fixed Account. You should keep this in mind when considering whether an allocation of cash value to the Fixed Account is consistent with your risk tolerance and time horizon. This limit does not apply to a full surrender, any loans taken, or any transfers under a systematic investment strategy. We may also limit the number of investment options to which you may transfer cash value, and, under certain conditions, we may have to approve transfers to the Fixed Account. (See "Payment and Allocation of Premiums--Allocating Net Premiums.")


MARKET TIMING: Frequent requests from Policy owners to transfer cash value may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Policy owners and other persons who may have an interest in the Policies (E.G., beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (I.E., Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Invesco V.I. Global Real Estate Fund, Invesco V.I. International Growth Fund, AllianceBernstein Global Thematic Growth Portfolio, AllianceBernstein International Value Portfolio, American Funds High-Income Bond Fund, American Funds International Fund, Dreyfus VIF International Value

Portfolio, Fidelity(R) VIP High Income Portfolio, Franklin Templeton Mutual Global Discovery Securities Fund, Templeton Foreign Securities Fund, Templeton Global Bond Securities Fund, Janus Aspen Overseas Portfolio, MFS(R) Global Equity Series, MFS(R) High Income Series, MFS(R) New Discovery Series, Goldman Sachs Structured Small Cap Equity Fund, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Pioneer Emerging Markets VCT Portfolio, Putnam VT International Value Fund, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, UIF Emerging Markets Debt Portfolio and UIF Emerging Markets Equity Portfolio) and we monitor transfer activity in those Funds (the "Monitored Portfolios"). In addition, as described below, we intend to treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time.

For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category;
(2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Portfolios, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy owners or other persons who have an interest in the Policies, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that Policy to be submitted with an original signature.

Transfers made under one of the systematic investment strategies described below are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy owners and other persons with interests in the Policies. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any Policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Policy owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy owners who violate the frequent trading policies established by the Portfolio.

In addition, Policy owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Policy owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Policy owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Policy owner). You should read the Fund prospectuses for more details.

SYSTEMATIC INVESTMENT STRATEGIES: You can choose one of four currently available strategies described below. You can also change or cancel your choice at any time.
.. EQUITY GENERATOR(R). Allows you to transfer the interest earned on amounts in the Fixed Account in any Policy month equal to at least $20 to the MetLife Stock Index investment division or the BlackRock Aggressive Growth investment division. The transfer will be made at the beginning of the Policy month following the Policy month in which the interest was earned.
..  EQUALIZER/ SM/.  Allows you to periodically equalize amounts in your Fixed
   Account and either the MetLife Stock Index investment division or the BlackRock Aggressive Growth investment division. We currently make equalization each quarter. We will terminate this strategy if you make a transfer out of either of the investment divisions or the Fixed Account. You may then reelect the Equalizer on your next Policy anniversary.
..  REBALANCER(R).  Allows you to periodically redistribute amounts in the Fixed
   Account and investment divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution at the beginning of each quarter.
.. ALLOCATOR/ SM/. Allows you to systematically transfer money from the BlackRock Money Market investment division to the Fixed Account and/or any investment division(s). When you elect the Allocator, you must have enough cash value in the BlackRock Money Market investment division to enable the election to be in effect for three months. The election can be to transfer each month:
..  A specific amount, until the cash value in the BlackRock Money Market investment division is exhausted.
..  A specific amount for a specific number of months.
.. Amounts in equal installments until the total amount you have requested has been transferred.

These transfer privileges allow you to take advantage of investment fluctuations, but none assures a profit nor protects against a loss in declining markets. Because the Allocator involves continuous investment in securities regardless of the price levels of such securities, you should consider your financial ability to continue purchases through periods of fluctuating price levels.

TRANSFERS BY TELEPHONE: Subject to our market timing procedures, we may, if permitted by state law, decide in the future to allow you to make transfer requests, changes to Systematic Investment Strategies and changes to allocations of future net premium by phone. We may also allow you to authorize your sales representative to make such requests. The following procedures would apply:
.. We must have received your authorization in writing satisfactory to us, to act on instructions from any person that claims to be you or your sales representative, as applicable, as long as that person follows our procedures.
.. We will institute reasonable procedures to confirm that instructions we receive are genuine. Our procedures will include receiving from the caller your personalized data. Any telephone instructions that we reasonably believe to be genuine are your responsibility, including losses arising from such instructions. Because telephone transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.
..  All telephone calls will be recorded.
..  You will receive a written confirmation of any transaction.
.. Neither the Separate Account nor we will be liable for any loss, expense or cost arising out of a telephone request if we reasonably believed the request to be genuine.

Telephone, facsimile, and computer systems may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your sales representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.

SURRENDER AND WITHDRAWAL PRIVILEGES
[SIDEBAR: YOU CAN SURRENDER YOUR POLICY FOR ITS CASH SURRENDER VALUE.]

We may ask you to return the Policy before we honor your request to surrender your Policy. You can choose to have the proceeds paid in a single sum, or under an income plan. If the insured dies after you surrender the Policy but before the end of the Policy month in which you surrendered the Policy, we will pay your beneficiary an amount equal to the difference between the Policy's death benefit and its cash value, computed as of the surrender date.

You can make partial withdrawals if:
..  the withdrawal would not result in the cash surrender value being less than sufficient to pay 2 monthly deductions;
..  the withdrawal is at least $250;
.. the withdrawal would not result in total premiums paid exceeding any then current maximum premium limitation determined by Internal Revenue Code rules; and
.. the withdrawal would not result in your specified face amount falling below the minimum allowable amount after a decrease, as described under "Insurance Proceeds--Specified Amount--Changing Your Specified Face Amount," above.

If you make a request for a partial withdrawal that is not permitted, we will tell you and you may then ask for a smaller withdrawal or surrender the Policy. We will deduct your withdrawal from the Fixed Account and the investment divisions in the same proportion that the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions.

We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

Before surrendering your Policy or requesting a partial withdrawal, you should consider the following:
.. Amounts received may be taxable as income and, if your Policy is a modified endowment contract, subject to certain tax penalties. (See "Tax Matters--Modified Endowment Contracts.")
..  Your Policy could become a modified endowment contract.
..  For partial withdrawals, your death benefit will decrease, generally by the amount of the withdrawal.
..  For partial withdrawals, your specified face amount may also decrease. For
   Option A Policies, your specified face amount will decrease by the amount of the withdrawal. For Option B Policies, a withdrawal will not decrease the specified face amount. For Option C Policies, your specified face amount will decrease by the amount, if any, by which cumulative withdrawals exceed cumulative premiums paid.

In some cases you may be better off taking a Policy loan, rather than a partial withdrawal.

BENEFIT AT FINAL DATE

The Final Date is the Policy anniversary on which the insured is Age 95. Subject to certain conditions, we will allow you to extend that date where permitted by state law. If the insured is living on the Final Date, we will pay you the cash surrender value of the Policy. You can receive the cash surrender value in a single sum, in an account that earns interest, or under an available income plan.

LOAN PRIVILEGES

[SIDEBAR: YOU CAN BORROW FROM US AND USE YOUR POLICY AS SECURITY FOR THE LOAN.] The amount of each loan must be:
..  At least $250.
.. No more than the greater of the cash surrender value less two monthly deductions and 75% of the cash surrender value (unless state law requires a different percentage to be applied, as set forth in your Policy) when added to all other outstanding Policy loans.

As of your loan request's Date of Receipt, we will:
.. Remove an amount equal to the loan from your cash value in the Fixed Account and each investment division of the Separate Account in the same proportion as the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions.
.. Transfer such cash value to the Policy loan account, where it will be credited with interest at a rate equal to the loan rate charged less a percentage charge, based on expenses associated with Policy loans, determined by us. This percentage charge will not exceed 2%, and the minimum rate we will credit to the Policy Loan Account will be 2.5% per year (4% for Policies issued prior to February 24, 2012). At least once a year, we will transfer any interest earned in your Policy loan account to the Fixed
   Account and the investment divisions, according to the way that we then allocate your net premiums.
.. Charge you interest, which will accrue daily. We will tell you the initial interest rate that applies to your loan and mail you advance notices of any increases applicable to existing loans. The interest rate charged for a Policy year will never be more than the maximum allowed by law and will generally be the greater of:
..  The published monthly average for the calendar month ending two months before the start of such year; and
.. The guaranteed rate used to credit interest to the cash value allocated to the Fixed Account for the Policy, plus no more than 1%.

The published monthly average means (a) Moody's Corporate Bond Yield Average Monthly Average Corporates, as published by Moody's Investors Service, Inc. or any successor service; or (b) If the Moody's average is not published, a substantially similar average established by regulation issued by the insurance supervisory official of the state in which your Policy is delivered.

Your interest payments are due at the end of each Policy year and if you don't pay the amount within 31 days after it is due, we will treat it as a new Policy loan, which will be taken from the Fixed Account and the investment divisions by the same method as other loans.

Repaying your loans (plus accrued interest) is done by sending in payments at least equal to $25. You should designate whether a payment is intended as a loan repayment or a premium payment, since we will treat any payment for which no designation is made as a premium payment. We will allocate your repayment to the Fixed Account and the investment divisions, in the same proportion that net premiums are then allocated, except that amounts borrowed from the Fixed Account will be repaid to the Fixed Account first.

Before taking a Policy loan you should consider the following:
..  Interest payments on loans are generally not deductible for tax purposes.
..  Under certain situations, Policy loans could be considered taxable distributions.
.. Amounts held in your Policy loan account do not participate in the investment experience of the investment divisions or receive the interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow.
..  If you surrender your Policy or if we terminate your Policy, or at the Final
   Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. (See "Federal Tax Matters--Loans" below.)
.. A Policy loan increases the chances of our terminating your Policy due to insufficient cash value. We will terminate your Policy with no value if: (a) on a monthly anniversary your loans (plus accrued interest) exceed your cash value minus the monthly deduction; and (b) we tell you of the insufficiency and you do not make a sufficient payment within 61 days of the monthly anniversary.
.. Your Policy's death proceeds will be reduced by any unpaid loan (plus any accrued and unpaid loan interest).

OPTIONAL RIDER BENEFITS

You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) (other than the charge for the interim term insurance rider) as part of the monthly deduction. Generally, we currently make the following benefits available by rider:

             .  Accelerated Death       .  Term Insurance
                Benefit/1/                 Benefit/2/
             -----------------------------------------------------
             .  Interim Term Insurance  .  Enhanced Cash
                Benefit                    Surrender Value
                                           Rider/3/
             -----------------------------------------------------
--------
/1/ Payment under this rider may affect eligibility for benefits under state or federal law. This rider is currently not available in New Jersey.

/2/ This rider is discussed in more detail under "Term Benefit" below.

/3/ This rider may be attached at issue if you request it, but not thereafter.

Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want. These riders may not be available in all states.

You should also consider:
..  That the addition of certain riders can restrict your ability to exercise certain rights under the Policy.
.. That the amount of benefits provided under the rider is not based on investment performance of a separate account; but, if the Policy terminates because of poor investment performance or any other reason, the riders generally will also terminate.
.. That there are tax consequences. You should also consult with your tax advisor before purchasing one of the riders.

TERM BENEFIT

You have the flexibility to include, at Policy issue, a rider that provides a term benefit ("Term Rider"). The availability of the Term Rider is also subject to governmental approval in your state.

The Term Rider is a rider to the Policy that, like the base Policy, provides coverage on the insured to age 95. You may purchase this rider, if available, only at Policy issue. Nevertheless, if you purchase the Term Rider, the amount of coverage under the rider will automatically increase and decrease with any changes to your specified face amount under the Policy, so that the ratio between the Policy's specified face amount and the amount of Term Rider coverage will always remain the same as you originally selected.

In almost all respects, coverage taken under the Term Rider has exactly the same effect as coverage taken as specified face amount under the Policy. An important difference, however, is that the sales charge depends on the amount of the coverage provided under the base policy. The amount of Term Rider will impact the sales charge. Thus, in comparing two Policies with identical total insurance amounts, the one with the greater portion provided by the Term Rider will have a lower sales charge. Conversely, the Policy with the higher amount provided under the base policy will have a higher sales charge.

Additionally, the cost of term insurance rates currently applicable to coverage provided under the Term Rider are lower than those currently charged for coverage under the base policy. Therefore, the larger the portion of coverage provided under the Term Rider, the lower the overall cost of insurance. Again comparing two Policies with identical total insurance amounts, the cost of insurance will be lower under the Policy with the higher portion of coverage provided under the Term Rider.

To summarize, the lower sales charge and lower anticipated current cost of term insurance rates resulting from a greater portion of total coverage provided by the Term Rider will result in better overall performance under the Policy. You may elect to have up to 95% of your total coverage provided by the Term Rider. We are able to make these favorable terms available under the Term Rider largely because our costs of selling it (principally the commissions we pay) are lower than under the base policy. See "Sales of Policies".

CHARGES AND DEDUCTIONS

IMPORTANT INFORMATION APPLICABLE TO ALL POLICY CHARGES AND DEDUCTIONS [SIDEBAR: CAREFULLY REVIEW THE FEE TABLES IN THIS PROSPECTUS WHICH SET FORTH THE CHARGES THAT YOU PAY UNDER YOUR POLICY.]

The charges discussed in the paragraphs that follow are all included in the Fee Tables on pages 9 to 21 of this Prospectus. You should refer to these Fee Tables for information about the rates and amounts of such charges, as well as other information that is not covered below.

The Policy charges compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.

Services and benefits we    .  the death benefit, cash, and loan benefits under
  provide:                     the Policy
                            .  investment options, including premium allocations
                            .  administration of elective options
                            .  the distribution of reports to Policy owners

Costs and expenses we incur:.  costs associated with processing and underwriting applications, and with issuing and administering the Policy (including any riders)
                            . overhead and other expenses for providing services and benefits
                            .  sales and marketing expenses
                            .  other costs of doing business, such as
                               collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees

Risks we assume:            .  that the cost of term insurance charges we may
                               deduct are insufficient to meet our actual claims because the insureds die sooner than we estimate
                            .  that the charges of providing the services and
                               benefits under the Policies exceed the charges we deduct

We may profit from the charges, including the cost of term insurance charge and the mortality and expense risk charge. Any distinctions we make about the specific purposes of the different charges are imprecise, and we are free to keep and use our revenues or profits for any other purpose, including paying any of our costs and expenses in connection with the Policies. Our revenues from any particular charge may be more or less than any costs or expenses that charge may be intended primarily to cover. The following sets forth additional information about Policy charges.

CHARGES DEDUCTED FROM PREMIUMS

ANNUAL TARGET PREMIUM: We use the concept of annual target premium to determine certain limits on sales and administrative charges (discussed immediately below). We define the annual target premium to be:

   For Policies issued prior to May 1, 1996 or issued in connection with certain employer sponsored plans that became effective prior to August 1, 2000, 50% of the estimated annual amount which satisfied the 7-Pay test under federal tax law based on the issue age of the insured and the initial specified face amount. (See "Federal Tax Matters--Modified Endowment Contracts".)

   For all other Policies, 100% of the estimated annual amount that satisfied the 7-Pay test based on the issue age of the insured, the specified face amount of insurance of the base Policy only (excluding the Term Rider) and standard underwriting class. For such Policies, the annual target premium amount is increased and decreased proportionately for increases and decreases in the specified face amount of the Policy. This could, in turn, increase or decrease sales and administrative charges.

SALES CHARGE: We deduct this charge primarily to help pay the cost of compensating sales representatives and other direct and indirect expenses of distributing the Policies. The charge is assessed directly against each premium. For premiums received in Policy years 1 through 10, the current rate is up to 6.5% of the premium paid until the total payments in each such year equal the annual target premium, and for Policy years 11 and later the rate we charge is up to 3% of each premium until the total payments in the year equal the annual target premium. No sales charge is or will be assessed against any premiums paid in any Policy year in excess of a total equal to the annual target premium. The maximum rate we can charge for premiums received up to a total equal to the annual target premium during Policy years 1 through 10 is 9%, and the maximum for Policy years 11 and later is the same as currently charged in those years.

ADMINISTRATIVE CHARGE: We incur expenses in the administration of the Policy, including our underwriting and start-up expenses. We deduct up to 1.05% (currently, this deduction is .55% in Policy years 1-10) of each premium payment primarily to cover this expense up to a total of payments in any Policy year equal to the annual target premium, and .05% on any excess payments in any Policy year exceeding that total amount. Our charge will never exceed this rate.

CHARGE FOR AVERAGE EXPECTED STATE AND LOCAL TAXES ATTRIBUTABLE TO PREMIUMS: We make this charge to reimburse us for the state premium taxes that we must pay on premiums we receive. Premium taxes vary from state to state and currently range from 0 to 3.5%. Our charge of 2.25% approximates the average tax rate we expect to pay on premiums we receive from all states.

CHARGE FOR EXPECTED FEDERAL TAXES ATTRIBUTABLE TO PREMIUMS: Federal income tax law requires us to pay certain amounts of taxes that are related to the amount of premiums we receive. We deduct 1.2% of each premium payment to offset the cost to us of those additional taxes, which may be more or less than the amount we pay in respect of your premiums.

CHARGE FOR INTERIM TERM INSURANCE BENEFIT: This charge is deducted only from your initial premium payment, and only if you elect the interim term insurance benefit. The interim term insurance benefit provides temporary initial life insurance coverage on the insured prior to the time that coverage under the Policy takes effect. This coverage is provided by adding a "rider" and is subject to several conditions and limitations. The charge for this benefit is described in the rider form. This charge is primarily to compensate us for the risk that the insured will die while coverage under this rider is in force.

LOAN INTEREST SPREAD: We charge interest on Policy loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. This charge is primarily to cover our expense in providing the loan. The charge is guaranteed to never exceed 2%.

CHARGES INCLUDED IN THE MONTHLY DEDUCTION

We allocate the monthly deduction (except for the monthly mortality and expense risk charge) among the Fixed Account and each investment division of the Separate Account in the same proportion as the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions. We deduct the monthly deductions as of each monthly anniversary, commencing with the Date of Policy.

..  COST OF TERM INSURANCE.  This charge varies monthly based on many factors.
   Each month, we determine the charge by multiplying your cost of insurance rates by the term insurance amount. This is the amount that we are at risk if the insured dies.

  The term insurance amount is the death benefit at the beginning of the Policy month divided by a discount factor to account for an assumed return during the month; minus the cash value at the beginning of the Policy month after deduction of all other applicable charges. Factors that affect the term insurance amount include the specified face amount, the cash value and the death benefit option you choose (generally, the term insurance amount will be higher for Options B and C).

  The term insurance rate is based on our expectations as to future experience, taking into account the insured's sex (if permitted by law and applicable under your Policy), age, underwriting class and rate class. The rates will never exceed the guaranteed rates. The guaranteed rates are based on certain 2001 Commissioners Standard Ordinary Mortality Tables. For Policies issued prior to January 1, 2009, the guaranteed rates are based on the corresponding 1980 Commissioners Standard Ordinary Mortality Tables. Our current rates are lower than the maximums in most cases. We review our rates periodically and may adjust them, but we will apply the same rates to everyone who has had their Policy for the same amount of time and who is the same age, sex and rate class. As a general rule, the cost of insurance rate increases each year you own your Policy, as the insured's age increases.

  Rate class relates to the level of mortality risk we assume with respect to an insured. It can be the standard rate class, or one that is higher (and may be divided by smoking status). The insured's rate class will affect your cost of term insurance.

  You can also have more than one rate class in effect, if the insured's rate class has changed and you change your specified face amount. A better rate

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

  class will lower the cost of term insurance on your entire Policy and a worse rate class will affect the portion of your cost of term insurance charge attributable to the specified face amount increase.

.. MORTALITY AND EXPENSE RISK CHARGE. We make this monthly charge primarily to compensate us for mortality risks that insureds may live for a shorter period than we expect; and expense risks that our issuing and administrative expenses may be higher than we expect. This monthly charge is allocated proportionately to the cash value in each investment division of the Separate Account. The maximum rate we may charge is equivalent to an effective annual rate of .90% of the cash value in the Separate Account.

CHARGES FOR CERTAIN OPTIONAL RIDER BENEFITS

The charge for an optional benefit that you add by rider to your Policy will generally be deducted as part of the monthly deduction. This includes the charge for the following rider:
..  Term Benefit

The purpose of the charge for each rider is primarily to compensate us for our direct and indirect costs and risks in providing that rider. The charge we deduct for any such additional benefits you can add by rider is described in the rider form.

VARIATIONS IN CHARGES

We may vary a charge by group, based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. Our variations in the charges will be made in accordance with our established and uniformly applied administrative procedures. We consider a variety of factors in determining charges, including but not limited to:
..  The nature of the group and its organizational framework
..  The method by which sales will be made to the individuals associated with the group
..  The facility by which premiums will be paid
..  The group's capabilities with respect to administrative tasks
..  Our anticipated persistency of the Policies
..  The size of the group and the number or years it has been in existence
.. The aggregate amount of premiums we expect to be paid on the Policies owned by the group or by individuals associated with the group

Any variations in charges will be reasonable and will not be unfairly discriminatory to the interests of any Policy owner.

PORTFOLIO COMPANY CHARGES

Each of the Portfolios pays an investment management fee to its investment manager. Each Portfolio also incurs other direct expenses. See the fuller description contained in the Fee Table section of this Prospectus (also see the Fund Prospectus and Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using.

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

OTHER CHARGES

ADDITIONAL TAXES. In general, we don't expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the cash surrender value of the Policies. If we do incur such taxes, we reserve the right to charge cash value allocated to the Separate Account for these taxes.

CASH VALUE TRANSFERS. We do not currently charge for any transfer amounts. Except for transfers under Systematic Investment Strategies, we reserve the right to assess up to a $25 charge in the future against all transfers. Currently, transfers are not taxable transactions.

POLICY TERMINATION AND REINSTATEMENT

TERMINATION:  We will terminate your Policy without any cash surrender value if:
.. The cash surrender value is less than the monthly deduction; and .. We do not receive a sufficient premium payment within the 61-day grace period to cover the monthly deduction. We will mail you notice if any grace period starts.

REINSTATEMENT: Upon your request, we will reinstate your Policy (without reinstating any amounts in a Policy loan account), subject to certain terms and conditions that the Policy provides. We must receive your request within 3 years (or any longer period required by state law) after the end of the grace period and before the Final Date. You also must provide us:
..  A written application for reinstatement (the date we approve the application will be the effective date of the reinstatement).
..  Evidence of insurability that we find satisfactory.
..  An additional premium amount that the Policy prescribes for this purpose.

FEDERAL TAX MATTERS

[SIDEBAR: YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR TO FIND OUT HOW TAXES CAN AFFECT YOUR BENEFITS AND RIGHTS UNDER YOUR POLICY.]

The following is a brief summary of some tax rules that may apply to your Policy. Such discussion does not purport to be complete or to cover every situation. You must consult with and rely on the advice of your own tax or ERISA counsel, especially where the Policy is being purchased in connection with an employee benefit plan, such as a death benefit or deferred compensation plan, or is being purchased for estate, tax planning or similar purposes. You should also consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy. Such consultation is especially important before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life policies is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.

IRS CIRCULAR 230 NOTICE: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policy owner should seek tax advice based on the Policy owner's particular circumstances from an independent tax adviser.

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

INSURANCE PROCEEDS
..  Insurance proceeds are generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code.
.. In the case of employer-owned life insurance as defined in Section 101(j), the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for Policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel. The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.
.. The death proceeds may be subject to federal estate tax: (i) if paid to the insured's estate or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.
.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.
.. Whether or not any federal estate tax is due is based on a number of factors including the estate size. Please consult your tax adviser for the applicable estate tax rates.
.. The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for the Policy issued on a standard risk basis to be treated as life insurance under Section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The rules with respect to Policies issued on a substandard risk basis are not entirely clear.

CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)
.. You are generally not taxed on your cash value until you withdraw it or surrender your Policy or receive a distribution (such as on the Final Date). In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules may apply if there is a death benefit reduction in the first 15 Policy years, when a distribution may be subject to tax on an income-out-first basis if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid). Finally, if your Policy is part of an equity split dollar arrangement taxed under the economic benefit regime, you should consult a tax adviser to see whether any portion of the cash value will be taxed prior to any Policy distribution.

LOANS
.. Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.
.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.
..  If your Policy terminates (upon surrender, cancellation, lapse, the Final
   Date or, in most cases, exchanges) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you.

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

  Any such distribution will have the same tax consequences as any other Policy distribution. Thus, there will generally be federal income tax payable on the amount by which withdrawals and loans exceed your remaining basis in the Policy. In the case of an exchange, any outstanding Policy loan will generally be taxed to the extent of any Policy gain. Please be advised that amounts borrowed and withdrawn reduce the Policy's cash value and any remaining Policy cash value may be insufficient to pay the income tax on your gains.

MODIFIED ENDOWMENT CONTRACTS
These contracts are life insurance contracts where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy, exceed tax law limits referred to as the "7-pay test." Material changes in the Policy include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period also may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.

Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC.

If your Policy is considered a modified endowment contract the following applies:
..  The death benefit will still generally be income tax free to your beneficiary, to the extent discussed above.
..  Amounts withdrawn or distributed before the insured's death, including
   (without limitation) loans, assignments and pledges, are treated as income first and subject to income tax (to the extent of any gain in your Policy). All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.
.. An additional 10% income tax generally applies to the taxable portion of the amounts received before age 591/2 except generally if you are disabled or if the distribution is part of a series of substantially equal periodic payments made over life expectancy. The foregoing exceptions to the 10% MEC additional tax generally does not apply to a corporate owned Policy.
.. If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

DIVERSIFICATION
In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies. If Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

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

INVESTOR CONTROL
In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES
The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy owner's estate for purposes of the Federal estate tax if the Policy owner was the insured. If the Policy owner was not the insured, the fair market value of the Policy would be included in the Policy owner's estate upon the Policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes.

Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and was repealed in 2010 with a modified carryover basis for heirs.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") has reinstated the estate and generation-skipping transfer taxes through the end of 2012 with lower top rates and larger exemptions.

The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 35%. A special irrevocable election was provided for estates of decedents who died in 2010. These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010.

It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and the generation-skipping transfer taxes or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012. Absent Congressional action, the law governing estate, gift and generation-skipping transfer taxes will revert on January 1, 2013 to the law that was in place on June 7, 2001.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

WITHHOLDING
To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a Policy purchase.

BUSINESS USES OF POLICY
Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy in connection with a split dollar life insurance arrangement should consult legal counsel.

Split dollar insurance plans that provide deferred compensation may be subject to rules governing deferred compensation arrangements. Failure to adhere to these rules will result in adverse tax consequences. A tax adviser should be consulted with respect to such plans.

In the case of a business-owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above.

CHANGES TO TAX RULES AND INTERPRETATIONS
Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:
..  Possible taxation of cash value transfers between investment funds.
..  Possible taxation as if you were the owner of your allocable portion of the
   Separate Account's assets.
..  Possible limits on the number of investment funds available or the frequency of transfers among them.
..  Possible changes in the tax treatment of Policy benefits and rights.

To the extent permitted under the federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions.

THE COMPANY'S INCOME TAXES
Under current federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company federal income taxes. (We do deduct a charge for federal taxes from premiums.) We reserve the right to charge the Separate Account for any future federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Policy owners since we are the owner of the assets from which the tax benefits are derived.

RIGHTS WE RESERVE

We reserve the right to make certain changes if we believe the changes are in the best interest of our Policy owners or would help carry out the purposes of the Policy. We will make these changes in the manner permitted by applicable law and only after getting any necessary owner and regulatory approval. We will notify you of any changes that result in a material change in the underlying investments in the investment divisions, and you will have a chance to transfer out of the affected division (without charge). Some of the changes we may make include:
..  Operating the Separate Account in any other form that is permitted by applicable law.
..  Changes to obtain or continue exemptions from the 1940 Act.

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

.. Transferring assets among investment divisions or to other separate accounts, or our general account or combining or removing investment divisions from the Separate Account.
..  Substituting Fund shares in an investment division for shares of another portfolio of a Fund or another fund or investment permitted by law.
..  Changing the way we assess charges without exceeding the aggregate amount of the Policy's guaranteed maximum charges.
.. Making any necessary technical changes to the Policy to conform it to the changes we have made.

Some such changes might require us to obtain regulatory or Policy owner approval. Whether regulatory or Policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. Circumstances that could influence our determination to make any change might include changes in law or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

OTHER POLICY PROVISIONS

[SIDEBAR: CAREFULLY REVIEW YOUR POLICY, WHICH CONTAINS A FULL DISCUSSION OF ALL ITS PROVISIONS.]

FREE LOOK PERIOD
You can return the Policy during this period. The period ends on the later of:
..  10 days after you receive the Policy (unless state law requires a longer period); and
..  the date we receive a receipt signed by you.

If you return your Policy, we will send you a complete refund of any premiums paid (or cash value plus any charges deducted if state law requires) within seven days.

FOR POLICIES ISSUED IN CALIFORNIA: If you are age 60 or older, you may cancel the Policy within 30 days after you receive it. If you elected on the Policy application to allocate 100% of your initial net premium to the BlackRock Money Market investment division, we will refund the premiums you paid; if you elected to allocate your initial net premium to the other investment divisions and/or the Fixed Account, we will refund the Policy's cash value.

SUICIDE
If the insured commits suicide within the first two Policy years (or any other period required by state law), your beneficiary will receive all premiums paid (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken. Similarly, we will pay the beneficiary only the cost of any increase in specified face amount if the insured commits suicide within two years of such increase.

ASSIGNMENT AND CHANGE IN OWNERSHIP
You can assign your Policy as collateral if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at the Designated Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.

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

REPORTS
Generally, you will promptly receive statements confirming your significant transactions such as:
..  Change in specified face amount.
..  Change in death benefit option.
..  Transfers among investment divisions (including those through Systematic
   Investment Strategies, which are confirmed quarterly).
..  Partial withdrawals.
..  Loan amounts you request.
..  Loan repayments and premium payments.

If your premium payments are made through a systematic payment method, we will not send you any confirmation in addition to the one you receive from your employer.

We will also send you an annual statement within 30 days after a Policy year. That statement will summarize the year's transactions and include information on:
..  Deductions and charges.
..  Status of the death benefit.
..  Cash and cash surrender values.
..  Amounts in the investment divisions and Fixed Account.
..  Status of Policy loans.
..  Automatic loans to pay interest.
..  Information on your modified endowment contract status (if applicable).

We will also send you a Fund's annual and semi-annual reports to shareholders.

WHEN YOUR REQUESTS BECOME EFFECTIVE
Generally, requests, premium payments and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of the Valuation Period during which we receive them at our Designated Office. (Some exceptions to this general rule are noted below and elsewhere in this Prospectus.)

A Valuation Period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most days.

Valuation Date is each day on which the New York Stock Exchange is open for trading.

Accordingly, if we receive your request, premium, or instructions after the close of regular trading on the New York Stock Exchange, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request, premium, or instructions by the close of regular trading on the New York Stock Exchange, even if due to our delay (such as a delay in answering your telephone call).

The end of the free look period is the effective time of the premium allocation instructions you make in your Policy application (and any changes in allocation or transfer requests you make on or before the end of the free look period).

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

Your Investment Start Date is the date the first net premium is applied to the Fixed Account and/or the Separate Account and is the later of (1) the Date of Policy and (2) the Date of Receipt of your first premium payment.

The effective date of your Systematic Investment Strategies will be that set forth in the strategy chosen.

THIRD PARTY REQUESTS
Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Policy owners, and who simultaneously makes the same request or series of requests on behalf of other Policy owners.

EXCHANGE PRIVILEGE
If you decide that you no longer want to take advantage of the investment divisions in the Separate Account, you may transfer all of your money into the Fixed Account. No charge will be imposed on a transfer of your entire cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account within the first 24 Policy months (or within 24 Policy months after a specified face amount increase you have requested, as applicable). In some states, in order to exercise your exchange privilege, you must transfer, without charge, the Policy cash value (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy that we make available.

SALES OF POLICIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the Policies. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "'34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Policies are sold through licensed life insurance sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate, or with our other affiliated broker-dealers, New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. MSI and our other affiliated broker-dealers are registered with the SEC as broker-dealers under the '34 Act and are also members of FINRA. The Policies may also be sold through licensed life insurance sales representatives associated with unaffiliated broker-dealers with which MLIDC enters into a selling agreement.

We reimburse MLIDC for expenses MLIDC incurs in distributing the Policies, e.g., commissions payable to broker-dealers who sell the Policies, including our affiliated broker-dealers. The payments described below do not result in a charge against the Policy in addition to the charges already described elsewhere in this prospectus. We may require all or part of the compensation to be returned to us if you do not continue the Policy for at least five years.

MetLife sales representatives are sales representatives registered through MSI. MetLife sales representatives may be career sales representatives who are employees of MetLife or brokers who are not employees of MetLife. A MetLife sales representative, or a sales representative of our affiliate New England Securities Corporation ("NES"), receives cash payments for the products the representative sells and services based on a "gross dealer concession" model. The gross dealer concession for the Policies varies based on the Policy year and on whether the amount of premiums paid in a Policy year is greater or less than the Policy's Target Premium. The Target Premium is shown in your Policy. In the first Policy year, the gross dealer concession is 28% of premiums paid up to the amount of the Target Premium, and 2.5% of premiums paid in excess of the Target Premium; in Policy years 2 through 4, the gross dealer concession is 8.25% of premiums paid up to the amount of the Target Premium and 2.5% of any excess; in Policy year 5 and later, the gross dealer concession is 2.5% of all premiums paid; and in Policy year 8 and thereafter a gross dealer concession of 0.1% is paid on the Policy's cash value. A sales representative may be entitled to all or a portion of the gross dealer concession for selling and servicing the Policy based on a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. Proprietary products are products issued by us and our affiliates. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession to which a sales representative is entitled, sales representatives have an incentive to favor the sale of the Policies over other similar products issued by non-affiliates.

For Policies sold by representatives of other affiliated and unaffiliated broker dealers, MLIDC pays commissions to the broker-dealer with which the representative is registered. The commissions paid to the broker-dealer are generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid with respect to sales made through our sales representatives. (Total compensation includes payments that we make to our business unit or the business unit of our affiliate that is responsible for the operation of the distribution systems though which the Policy is sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policies. The portion of the commissions that the broker-dealer passes through to its sales representatives is determined in accordance with the broker-dealer's internal compensation program.

MetLife sales representatives and their managers (and the sales representatives and managers of our affiliates) may also be eligible for cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. The amount of this additional cash compensation is based primarily on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain their employment status with us and in order to be eligible for most of the cash compensation listed above. Managers may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the sales representatives that the manager supervises. Receipt of this additional cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

MetLife sales representatives and their managers (and the sales representatives and managers of our affiliates) are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

MLIDC also enters into selling agreements with other unaffiliated broker-dealers for the sale of the Policies and other variable insurance products, i.e., annuity contracts and life insurance policies, that we and our affiliates issue. MLIDC may pay additional compensation to certain of these broker-dealers, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain broker-dealers based on cumulative periodic (usually quarterly) sales or account and cash values of these variable insurance products. They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to broker-dealers in connection with the addition of these variable products to the broker-dealer's line of investment products, including expenses relating to establishing the data communications systems necessary for the broker-dealer to offer, sell and administer these products. Persistency payments are periodic payments based on account and/or cash values of these variable insurance products. Preferred status fees are paid to obtain preferred treatment of these products in broker-dealers' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for broker-dealers' sales representatives.

The additional types of compensation discussed above are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. We and MLIDC may enter into similar arrangements with our affiliates MSI, New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. The prospect of receiving, or the receipt of, additional compensation as described above may provide broker-dealers or their representatives with an incentive to favor sales of the Policies over other variable insurance policies (or other investments) with respect to which the broker-dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Policy.

We retain consultants who provide technical training and sales support to MetLife and our other affiliated sales representatives with respect to certain business planning strategies that may involve the sale of life insurance. We pay these consultants fees that are not conditioned on the sale of any insurance products. These consultants may also provide services directly to our clients for a fee.

We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Growth Fund, the American Funds International Fund, the American Funds High-Income Bond Fund and the American Funds U.S. Government/AAA Rated Securities Fund for the services it provides in marketing the Portfolios' shares in connection with the Policies.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife to meet its obligations under the Policies.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/ or block or "freeze" your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account UL included in this Prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

FINANCIAL STATEMENTS

The financial statements comprising each of the Investment Divisions of the Separate Account are attached to this Prospectus. You can find the financial statements of MetLife in the Statement of Additional Information. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

                                  APPENDIX A

                  ADDITIONAL INFORMATION REGARDING THE FUNDS

Certain Portfolios and Funds were subject to a merger or other change. The chart below identifies the former name and new name of these Portfolios, and where applicable, the former name and new name of the Fund of which the Portfolio is a part.

PORTFOLIO NAME CHANGES

                FORMER NAME                                       NEW NAME
--------------------------------------------  -------------------------------------------------
  METROPOLITAN SERIES FUND, INC.                METROPOLITAN SERIES FUND
   Artio International Stock Portfolio           Baillie Gifford International Stock Portfolio
   Morgan Stanley EAFE(R) Index Portfolio        MSCI EAFE(R) Index Portfolio
   Neuberger Berman Mid Cap Value Portfolio      Lord Abbett Mid Cap Value Portfolio

PORTFOLIO MERGER

          FORMER PORTFOLIO                          NEW PORTFOLIO
--------------------------------------  --------------------------------------
  METROPOLITAN SERIES FUND, INC.          MET INVESTORS SERIES TRUST
   Lord Abbett Mid Cap Value Portfolio     Lord Abbett Mid Cap Value Portfolio

SHARE CLASS EXCHANGE

    FORMER PORTFOLIO - SHARE CLASS           NEW PORTFOLIO - SHARE CLASS
 -------------------------------------  -------------------------------------
   MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
    Lord Abbett Mid Cap Value              Lord Abbett Mid Cap
      Portfolio--Class B                     Value Portfolio--Class A

In order to help you understand how the Policy's values would vary over time under different sets of assumptions, we will provide you with personalized illustrations of death benefits, cash surrender values and cash values upon request. These will be based on the age and insurance risk characteristics of the person insured under the Policy and such factors as the specified face amount, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time without charge. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.

Additional information about the Policy and the Separate Account can be found in the Statement of Additional Information. This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this Prospectus. You may obtain, without charge, a copy of the Statement of Additional Information or a personalized illustration of death benefits, cash surrender values and cash values, by calling us at 1-908-253-1400 or contacting us through our website at www.metlife.com/sbr.

Information about the Policy and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site as www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 100 F Street, NE, Washington, DC 20549.



811-06025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
Metropolitan Life Separate Account UL
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A. as of December 31, 2011, the related statements of operations and changes in net assets for the respective stated periods in the three years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2011, the results of their operations and changes in their net assets for the respective stated periods in the three years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                               ALLIANCEBERNSTEIN
                                          GLOBAL   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN            AMERICAN
                                 THEMATIC GROWTH   INTERMEDIATE BOND INTERNATIONAL VALUE    CENTURY VP VISTA
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value          $ 4,293,725            $ 47,397               $ 143             $ 8,658
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                    4,293,725              47,397                 143               8,658
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        30                 111                   2                   4
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      30                 111                   2                   4
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                           $ 4,293,695            $ 47,286               $ 141             $ 8,654
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                      AMERICAN FUNDS
                                  AMERICAN FUNDS        GLOBAL SMALL      AMERICAN FUNDS      AMERICAN FUNDS
                                            BOND      CAPITALIZATION              GROWTH       GROWTH-INCOME
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value          $ 4,735,498        $ 52,474,884       $ 118,199,497        $ 71,255,359
  Due from Metropolitan Life
     Insurance Company                        --                 105                  13               1,458
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                    4,735,498          52,474,989         118,199,510          71,256,817
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        39                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      39                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                           $ 4,735,459        $ 52,474,989       $ 118,199,510        $ 71,256,817
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                    AMERICAN FUNDS U.S.
     AMERICAN FUNDS     GOVERNMENT/AAA-         DREYFUS VIF  FIDELITY VIP ASSET        FIDELITY VIP        FIDELITY VIP
      INTERNATIONAL    RATED SECURITIES INTERNATIONAL VALUE     MANAGER: GROWTH          CONTRAFUND       EQUITY-INCOME
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          $ 524,711            $ 45,545           $ 184,091         $ 1,430,520         $ 2,151,831            $ 18,605
                 --                  --                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
            524,711              45,545             184,091           1,430,520           2,151,831              18,605
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                   6                  30                   4                 182                  16
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                   6                  30                   4                 182                  16
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          $ 524,711            $ 45,539           $ 184,061         $ 1,430,516         $ 2,151,649            $ 18,589
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                    FIDELITY VIP        FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                    FREEDOM 2010        FREEDOM 2020        FREEDOM 2030        FREEDOM 2050
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value             $ 34,148           $ 699,723            $ 56,980            $ 15,438
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                       34,148             699,723              56,980              15,438
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                         4                   9                  10                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                       4                   9                  10                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                              $ 34,144           $ 699,714            $ 56,970            $ 15,438
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                           FIDELITY VIP                                    FTVIPT                                  FTVIPT
       FIDELITY VIP          INVESTMENT                             MUTUAL GLOBAL    FTVIPT TEMPLETON    TEMPLETON GLOBAL
        HIGH INCOME          GRADE BOND FIDELITY VIP MID CAP DISCOVERY SECURITIES  FOREIGN SECURITIES     BOND SECURITIES
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- -------------------- -------------------- ------------------- -------------------
           $ 43,227         $ 1,747,859            $ 613,963            $ 783,963         $ 3,022,199           $ 289,348
                 --                  --                   --                   --                  --                  --
------------------- ------------------- -------------------- -------------------- ------------------- -------------------
             43,227           1,747,859              613,963              783,963           3,022,199             289,348
------------------- ------------------- -------------------- -------------------- ------------------- -------------------
                  4                   7                    5                  128                 414                   3
------------------- ------------------- -------------------- -------------------- ------------------- -------------------
                  4                   7                    5                  128                 414                   3
------------------- ------------------- -------------------- -------------------- ------------------- -------------------
           $ 43,223         $ 1,747,852            $ 613,958            $ 783,835         $ 3,021,785           $ 289,345
=================== =================== ==================== ==================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                       GOLDMAN SACHS                            INVESCO V.I.
                                   GOLDMAN SACHS          STRUCTURED        INVESCO V.I.          GOVERNMENT
                                   MID-CAP VALUE    SMALL CAP EQUITY  GLOBAL REAL ESTATE          SECURITIES
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value            $ 268,281            $ 50,289         $ 1,491,271            $ 21,492
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                      268,281              50,289           1,491,271              21,492
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        33                  30                 627                   1
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      33                  30                 627                   1
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                             $ 268,248            $ 50,259         $ 1,490,644            $ 21,491
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                            INVESCO V.I.
        INVESCO V.I.          VAN KAMPEN         JANUS ASPEN
INTERNATIONAL GROWTH            COMSTOCK            BALANCED   JANUS ASPEN FORTY   JANUS ASPEN JANUS JANUS ASPEN OVERSEAS
 INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
-------------------- ------------------- ------------------- ------------------- ------------------- --------------------
            $ 23,414           $ 190,057         $ 1,339,815           $ 702,889           $ 858,101            $ 344,177
                  --                   5                  --                 247                  --                   --
-------------------- ------------------- ------------------- ------------------- ------------------- --------------------
              23,414             190,062           1,339,815             703,136             858,101              344,177
-------------------- ------------------- ------------------- ------------------- ------------------- --------------------
                   7                  --                  27                  --                   7                   42
-------------------- ------------------- ------------------- ------------------- ------------------- --------------------
                   7                  --                  27                  --                   7                   42
-------------------- ------------------- ------------------- ------------------- ------------------- --------------------
            $ 23,407           $ 190,062         $ 1,339,788           $ 703,136           $ 858,094            $ 344,135
==================== =================== =================== =================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         MFS VIT             MFS VIT             MFS VIT             MFS VIT
                                   GLOBAL EQUITY         HIGH INCOME       NEW DISCOVERY               VALUE
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value              $ 5,454           $ 135,792           $ 122,401            $ 44,305
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                        5,454             135,792             122,401              44,305
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        40                 481                   6                   6
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      40                 481                   6                   6
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                               $ 5,414           $ 135,311           $ 122,395            $ 44,299
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

               MIST                MIST                MIST
     AMERICAN FUNDS      AMERICAN FUNDS      AMERICAN FUNDS      MIST BLACKROCK        MIST CLARION         MIST DREMAN
BALANCED ALLOCATION   GROWTH ALLOCATION MODERATE ALLOCATION      LARGE CAP CORE  GLOBAL REAL ESTATE     SMALL CAP VALUE
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          $ 515,999           $ 781,249           $ 401,609       $ 291,613,210        $ 19,560,392            $ 35,944
                 --                  --                  --               2,529                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
            515,999             781,249             401,609         291,615,739          19,560,392              35,944
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                  4                   4                   3                  --                   5                   6
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                  4                   4                   3                  --                   5                   6
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          $ 515,995           $ 781,245           $ 401,606       $ 291,615,739        $ 19,560,387            $ 35,938
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                            MIST
                                  HARRIS OAKMARK        MIST INVESCO                             MIST LAZARD
                                   INTERNATIONAL    SMALL CAP GROWTH    MIST JANUS FORTY             MID CAP
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value         $ 27,216,807         $ 4,412,943        $ 12,484,254         $ 5,277,741
  Due from Metropolitan Life
     Insurance Company                        --                  24                  23                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                   27,216,807           4,412,967          12,484,277           5,277,741
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        65                  --                  --                  63
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      65                  --                  --                  63
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                          $ 27,216,742         $ 4,412,967        $ 12,484,277         $ 5,277,678
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

          MIST LEGG                                                                                   MIST MET/FRANKLIN
  MASON CLEARBRIDGE    MIST LORD ABBETT    MIST LORD ABBETT   MIST MET/FRANKLIN   MIST MET/FRANKLIN  TEMPLETON FOUNDING
  AGGRESSIVE GROWTH      BOND DEBENTURE       MID CAP VALUE              INCOME       MUTUAL SHARES            STRATEGY
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 12,365,968        $ 25,730,610           $ 120,865           $ 237,486            $ 79,916           $ 275,815
                 --                 383                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
         12,365,968          25,730,993             120,865             237,486              79,916             275,815
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                174                  --                   7                   3                   3                   3
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                174                  --                   7                   3                   3                   3
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 12,365,794        $ 25,730,993           $ 120,858           $ 237,483            $ 79,913           $ 275,812
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                              MIST MET/TEMPLETON        MIST METLIFE   MIST MFS EMERGING   MIST MFS RESEARCH
                                          GROWTH AGGRESSIVE STRATEGY      MARKETS EQUITY       INTERNATIONAL
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value             $ 53,529        $ 12,471,146            $ 22,950        $ 12,176,273
  Due from Metropolitan Life
     Insurance Company                        --               1,515                  --                 626
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                       53,529          12,472,661              22,950          12,176,899
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                         3                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                       3                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                              $ 53,526        $ 12,472,661            $ 22,950        $ 12,176,899
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

               MIST                                     MIST
     MORGAN STANLEY     MIST OPPENHEIMER     PIMCO INFLATION          MIST PIMCO                                MIST RCM
     MID CAP GROWTH CAPITAL APPRECIATION      PROTECTED BOND        TOTAL RETURN   MIST PIONEER FUND          TECHNOLOGY
INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
      $ 178,347,753          $ 1,734,844        $ 10,519,522        $ 47,130,249           $ 175,808        $ 13,216,492
              2,664                   --                  --               1,630                 546                  43
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
        178,350,417            1,734,844          10,519,522          47,131,879             176,354          13,216,535
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
                 --                    9                  21                  --                  --                  --
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
                 --                    9                  21                  --                  --                  --
------------------- -------------------- ------------------- ------------------- ------------------- -------------------
      $ 178,350,417          $ 1,734,835        $ 10,519,501        $ 47,131,879           $ 176,354        $ 13,216,535
=================== ==================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                MIST SSGA GROWTH           MIST SSGA  MIST T. ROWE PRICE  MIST T. ROWE PRICE
                                  AND INCOME ETF          GROWTH ETF     LARGE CAP VALUE      MID CAP GROWTH
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value          $ 4,611,150         $ 3,309,512         $ 1,081,559        $ 25,204,642
  Due from Metropolitan Life
     Insurance Company                        --                   6                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                    4,611,150           3,309,518           1,081,559          25,204,642
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        23                  --                   5                  15
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      23                  --                   5                  15
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                           $ 4,611,127         $ 3,309,518         $ 1,081,554        $ 25,204,627
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

  MIST THIRD AVENUE           MSF ARTIO MSF BARCLAYS CAPITAL       MSF BLACKROCK       MSF BLACKROCK       MSF BLACKROCK
    SMALL CAP VALUE INTERNATIONAL STOCK AGGREGATE BOND INDEX   AGGRESSIVE GROWTH         BOND INCOME         DIVERSIFIED
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- -------------------- ------------------- ------------------- -------------------
          $ 806,062        $ 35,919,208        $ 108,763,369       $ 184,990,648        $ 84,064,739       $ 255,554,738
                 --                 353                  218                 147                 466                  --
------------------- ------------------- -------------------- ------------------- ------------------- -------------------
            806,062          35,919,561          108,763,587         184,990,795          84,065,205         255,554,738
------------------- ------------------- -------------------- ------------------- ------------------- -------------------
                 11                  --                   --                  --                  --                 546
------------------- ------------------- -------------------- ------------------- ------------------- -------------------
                 11                  --                   --                  --                  --                 546
------------------- ------------------- -------------------- ------------------- ------------------- -------------------
          $ 806,051        $ 35,919,561        $ 108,763,587       $ 184,990,795        $ 84,065,205       $ 255,554,192
=================== =================== ==================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                       MSF BLACKROCK
                                   MSF BLACKROCK    LEGACY LARGE CAP       MSF BLACKROCK           MSF DAVIS
                                 LARGE CAP VALUE              GROWTH        MONEY MARKET       VENTURE VALUE
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value         $ 13,313,106         $ 7,367,845        $ 20,793,802        $ 53,650,820
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                   13,313,106           7,367,845          20,793,802          53,650,820
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        54                  35              10,594                  28
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      54                  35              10,594                  28
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                          $ 13,313,052         $ 7,367,810        $ 20,783,208        $ 53,650,792
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                                                                                            MSF METLIFE
             MSF FI        MSF JENNISON   MSF LOOMIS SAYLES   MSF LOOMIS SAYLES     MSF MET/ARTISAN        CONSERVATIVE
      VALUE LEADERS              GROWTH      SMALL CAP CORE    SMALL CAP GROWTH       MID CAP VALUE          ALLOCATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 6,065,876        $ 14,166,471        $ 17,444,054         $ 8,179,811        $ 47,189,069         $ 4,371,282
                 --                  15                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          6,065,876          14,166,486          17,444,054           8,179,811          47,189,069           4,371,282
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 47                  --                  70                  32                  80                  27
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 47                  --                  70                  32                  80                  27
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 6,065,829        $ 14,166,486        $ 17,443,984         $ 8,179,779        $ 47,188,989         $ 4,371,255
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                     MSF METLIFE                                                   MSF METLIFE
                                 CONSERVATIVE TO         MSF METLIFE         MSF METLIFE           MODERATE TO
                             MODERATE ALLOCATION MID CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION   INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- ---------------------
ASSETS:
  Investments at fair value          $ 6,564,572        $ 62,847,551        $ 39,588,334          $ 66,170,231
  Due from Metropolitan Life
     Insurance Company                        --                  64                  --                    16
                             ------------------- ------------------- ------------------- ---------------------
       Total Assets                    6,564,572          62,847,615          39,588,334            66,170,247
                             ------------------- ------------------- ------------------- ---------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        10                  --                  25                    --
                             ------------------- ------------------- ------------------- ---------------------
       Total Liabilities                      10                  --                  25                    --
                             ------------------- ------------------- ------------------- ---------------------
NET ASSETS                           $ 6,564,562        $ 62,847,615        $ 39,588,309          $ 66,170,247
                             =================== =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

                                                                                                MSF                 MSF
        MSF METLIFE             MSF MFS                      MSF MORGAN STANLEY    NEUBERGER BERMAN    NEUBERGER BERMAN
        STOCK INDEX        TOTAL RETURN       MSF MFS VALUE          EAFE INDEX             GENESIS       MID CAP VALUE
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 668,623,116         $ 7,362,347        $ 52,361,935        $ 59,759,357        $ 79,278,540        $ 69,819,693
              3,051                  --               1,434                 193                 526                   1
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        668,626,167           7,362,347          52,363,369          59,759,550          79,279,066          69,819,694
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                   9                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                   9                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 668,626,167         $ 7,362,338        $ 52,363,369        $ 59,759,550        $ 79,279,066        $ 69,819,694
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                 MSF OPPENHEIMER    MSF RUSSELL 2000   MSF T. ROWE PRICE   MSF T. ROWE PRICE
                                   GLOBAL EQUITY               INDEX    LARGE CAP GROWTH    SMALL CAP GROWTH
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value         $ 37,497,157        $ 51,171,752        $ 42,316,422        $ 86,825,938
  Due from Metropolitan Life
     Insurance Company                        62                  32                 914                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                   37,497,219          51,171,784          42,317,336          86,825,938
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        --                  --                  --                 167
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      --                  --                  --                 167
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                          $ 37,497,219        $ 51,171,784        $ 42,317,336        $ 86,825,771
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                            MSF WESTERN
        MSF VAN ECK    ASSET MANAGEMENT         MSF WESTERN
     GLOBAL NATURAL      STRATEGIC BOND    ASSET MANAGEMENT           PIMCO VIT           PIMCO VIT         PIONEER VCT
          RESOURCES       OPPORTUNITIES     U.S. GOVERNMENT           ALL ASSET        LOW DURATION    EMERGING MARKETS
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
           $ 13,179        $ 23,536,045        $ 16,435,856            $ 96,184           $ 945,780           $ 402,026
                 --                 843                  --                  --                 228                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
             13,179          23,536,888          16,435,856              96,184             946,008             402,026
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  58                  46                  --                 728
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  58                  46                  --                 728
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
           $ 13,179        $ 23,536,888        $ 16,435,798            $ 96,138           $ 946,008           $ 401,298
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                     PIONEER VCT                                                UIF EMERGING
                                   MID CAP VALUE     ROYCE MICRO-CAP     ROYCE SMALL-CAP        MARKETS DEBT
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value            $ 134,791           $ 310,458           $ 754,750           $ 420,989
  Due from Metropolitan Life
     Insurance Company                        --                   5                  --                   9
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                      134,791             310,463             754,750             420,998
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Due to Metropolitan Life
     Insurance Company                        11                  --                   8                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      11                  --                   8                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                             $ 134,780           $ 310,463           $ 754,742           $ 420,998
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

       UIF EMERGING      WELLS FARGO VT
     MARKETS EQUITY   TOTAL RETURN BOND
INVESTMENT DIVISION INVESTMENT DIVISION
------------------- -------------------
          $ 539,545           $ 134,979
                 --                 235
------------------- -------------------
            539,545             135,214
------------------- -------------------
                157                  --
------------------- -------------------
                157                  --
------------------- -------------------
          $ 539,388           $ 135,214
=================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                        ALLIANCEBERNSTEIN
                                                                   GLOBAL THEMATIC GROWTH
                                                                      INVESTMENT DIVISION
                                                           -----------------------------------
                                                                 2011        2010      2009
                                                           --------------- -------- -----------
INVESTMENT INCOME:
     Dividends                                                 $ 18,192     $ 1,486     $ --
                                                           --------------- -------- -----------
EXPENSES:
     Mortality and expense risk charges                         162,987         310      370
                                                           --------------- -------- -----------
        Total expenses                                          162,987         310      370
                                                           --------------- -------- -----------
           Net investment income (loss)                        (144,795)      1,176     (370)
                                                           --------------- -------- -----------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                     --          --       --
     Realized gains (losses) on sale of investments             (40,514)      8,379   (2,773)
                                                           --------------- -------- -----------
           Net realized gains (losses)                          (40,514)      8,379   (2,773)
                                                           --------------- -------- -----------
     Change in unrealized gains (losses) on investments      (1,444,286)      1,480   45,397
                                                           --------------- -------- -----------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (1,484,800)      9,859   42,624
                                                           --------------- -------- -----------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (1,629,595)   $ 11,035 $ 42,254
                                                           =============== ======== ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

   ALLIANCEBERNSTEIN INTERMEDIATE BOND   ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                   INVESTMENT DIVISION                     INVESTMENT DIVISION
---------------------------------------- -------------------------------------
   2011         2010          2009 (a)           2011           2010 (b)
---------- -------------- -------------- ----------------- -------------------
   $ 2,097     $ 2,177             $ 763          $ 7             $  31
---------- -------------- -------------- ----------------- -------------------
       183         139                71           56                 2
---------- -------------- -------------- ----------------- -------------------
       183         139                71           56                 2
---------- -------------- -------------- ----------------- -------------------
     1,914       2,038               692          (49)               29
---------- -------------- -------------- ----------------- -------------------
       170          --                --           --                --
        14       2,172               716          175                 1
---------- -------------- -------------- ----------------- -------------------
       184       2,172               716          175                 1
---------- -------------- -------------- ----------------- -------------------
       563      (1,393)            2,187         (129)               88
---------- -------------- -------------- ----------------- -------------------
       747         779             2,903           46                89
---------- -------------- -------------- ----------------- -------------------
   $ 2,661     $ 2,817           $ 3,595       $   (3)            $ 118
========== ============== ============== ================= ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                 AMERICAN CENTURY VP VISTA
                                                                       INVESTMENT DIVISION
                                                           ----------------------------------
                                                              2011        2010        2009
                                                           ----------- ---------- -----------
INVESTMENT INCOME:
     Dividends                                                $ --        $ --        $ --
                                                           ----------- ---------- -----------
EXPENSES:
     Mortality and expense risk charges                         305        519         472
                                                           ----------- ---------- -----------
        Total expenses                                          305        519         472
                                                           ----------- ---------- -----------
           Net investment income (loss)                        (305)      (519)       (472)
                                                           ----------- ---------- -----------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                 --         --          --
     Realized gains (losses) on sale of investments           5,995     12,351     (47,927)
                                                           ----------- ---------- -----------
           Net realized gains (losses)                        5,995     12,351     (47,927)
                                                           ----------- ---------- -----------
     Change in unrealized gains (losses) on investments      (8,184)    (1,947)     67,433
                                                           ----------- ---------- -----------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (2,189)    10,404      19,506
                                                           ----------- ---------- -----------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (2,494)   $ 9,885    $ 19,034
                                                           =========== ========== ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

          AMERICAN FUNDS BOND                     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
          INVESTMENT DIVISION                                            INVESTMENT DIVISION
--------------------------------------------- ---------------------------------------------------------
   2011             2010            2009             2011                   2010              2009
--------- ---------------------- ------------ ---------------- ---------------------- -----------------
$ 140,691           $ 126,810    $ 116,930        $ 817,781            $ 1,031,490         $ 125,985
--------- ---------------------- ------------ ---------------- ---------------------- -----------------
   35,142              32,377       28,070          493,303                493,443           372,082
--------- ---------------------- ------------ ---------------- ---------------------- -----------------
   35,142              32,377       28,070          493,303                493,443           372,082
--------- ---------------------- ------------ ---------------- ---------------------- -----------------
  105,549              94,433       88,860          324,478                538,047          (246,097)
--------- ---------------------- ------------ ---------------- ---------------------- -----------------
       --                  --           --               --                     --                --
   10,695              (8,911)     (91,981)         (68,423)              (386,466)       (2,366,209)
--------- ---------------------- ------------ ---------------- ---------------------- -----------------
   10,695              (8,911)     (91,981)         (68,423)              (386,466)       (2,366,209)
--------- ---------------------- ------------ ---------------- ---------------------- -----------------
  121,054             122,161      381,938      (13,188,181)            11,810,164        23,159,810
--------- ---------------------- ------------ ---------------- ---------------------- -----------------
  131,749             113,250      289,957      (13,256,604)            11,423,698        20,793,601
--------- ---------------------- ------------ ---------------- ---------------------- -----------------
$ 237,298           $ 207,683    $ 378,817    $ (12,932,126)          $ 11,961,745      $ 20,547,504
========= ====================== ============ ================ ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                           AMERICAN FUNDS GROWTH
                                                                             INVESTMENT DIVISION
                                                           --------------------------------------------------------
                                                                 2011                     2010            2009
                                                           --------------- ------------------------ ---------------
INVESTMENT INCOME:
     Dividends                                                $ 771,098                $ 832,401       $ 607,594
                                                           --------------- ------------------------ ---------------
EXPENSES:
     Mortality and expense risk charges                       1,028,922                  953,940         768,579
                                                           --------------- ------------------------ ---------------
        Total expenses                                        1,028,922                  953,940         768,579
                                                           --------------- ------------------------ ---------------
           Net investment income (loss)                        (257,824)                (121,539)       (160,985)
                                                           --------------- ------------------------ ---------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                     --                       --              --
     Realized gains (losses) on sale of investments             658,869                 (328,082)     (1,821,468)
                                                           --------------- ------------------------ ---------------
           Net realized gains (losses)                          658,869                 (328,082)     (1,821,468)
                                                           --------------- ------------------------ ---------------
     Change in unrealized gains (losses) on investments      (6,628,058)              19,817,938      31,985,158
                                                           --------------- ------------------------ ---------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (5,969,189)              19,489,856      30,163,690
                                                           --------------- ------------------------ ---------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (6,227,013)            $ 19,368,317    $ 30,002,705
                                                           =============== ======================== ===============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

              AMERICAN FUNDS GROWTH-INCOME                          AMERICAN FUNDS INTERNATIONAL
                       INVESTMENT DIVISION                                   INVESTMENT DIVISION
-------------------------------------------------------- ---------------------------------------------------
     2011                   2010              2009           2011                   2010           2009
--------------- ---------------------- ----------------- ------------ ---------------------- ---------------
 $ 1,148,376            $ 1,018,183         $ 922,229     $ 10,736               $ 13,328            $ 1,021
--------------- ---------------------- ----------------- ------------ ---------------------- ---------------
     594,603                564,494           475,319        9,756                  9,546                222
--------------- ---------------------- ----------------- ------------ ---------------------- ---------------
     594,603                564,494           475,319        9,756                  9,546                222
--------------- ---------------------- ----------------- ------------ ---------------------- ---------------
     553,773                453,689           446,910          980                  3,782                799
--------------- ---------------------- ----------------- ------------ ---------------------- ---------------
          --                     --                --           --                     --                255
     (58,726)              (336,443)         (956,152)        (605)                  (608)             1,282
--------------- ---------------------- ----------------- ------------ ---------------------- ---------------
     (58,726)              (336,443)         (956,152)        (605)                  (608)             1,537
--------------- ---------------------- ----------------- ------------ ---------------------- ---------------
  (2,428,568)             6,948,053        15,943,649     (108,507)                46,566             19,842
--------------- ---------------------- ----------------- ------------ ---------------------- ---------------
  (2,487,294)             6,611,610        14,987,497     (109,112)                45,958             21,379
--------------- ---------------------- ----------------- ------------ ---------------------- ---------------
$ (1,933,521)           $ 7,065,299      $ 15,434,407    $(108,132)              $ 49,740           $ 22,178
=============== ====================== ================= ============ ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                           AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                           INVESTMENT DIVISION
                                                           ---------------------------------------------------
                                                            2011                 2010                  2009
                                                           ------- ------------------- -----------------------
INVESTMENT INCOME:
     Dividends                                               $ 773             $   683 $              2,005
                                                           ------- ------------------- -----------------------
EXPENSES:
     Mortality and expense risk charges                        601                 596                  265
                                                           ------- ------------------- -----------------------
        Total expenses                                         601                 596                  265
                                                           ------- ------------------- -----------------------
           Net investment income (loss)                        172                  87                1,740
                                                           ------- ------------------- -----------------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                             1,111                 193                  505
     Realized gains (losses) on sale of investments            509                 450                  619
                                                           ------- ------------------- -----------------------
           Net realized gains (losses)                       1,620                 643                1,124
                                                           ------- ------------------- -----------------------
     Change in unrealized gains (losses) on investments        885               1,804               (1,799)
                                                           ------- ------------------- -----------------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       2,505               2,447                 (675)
                                                           ------- ------------------- -----------------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ 2,677             $ 2,534 $              1,065
                                                           ======= =================== =======================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

        DREYFUS VIF INTERNATIONAL VALUE                FIDELITY VIP ASSET MANAGER: GROWTH
                    INVESTMENT DIVISION                               INVESTMENT DIVISION
--------------------------------------------------- ------------------------------------------------
     2011                   2010            2009          2011                   2010        2009
------------ ---------------------- --------------- ------------- ------------------- --------------
  $ 4,085                $ 3,367        $ 10,533      $ 23,605               $ 19,264    $ 22,283
------------ ---------------------- --------------- ------------- ------------------- --------------
      798                    876           1,264        11,005                 11,265       6,417
------------ ---------------------- --------------- ------------- ------------------- --------------
      798                    876           1,264        11,005                 11,265       6,417
------------ ---------------------- --------------- ------------- ------------------- --------------
    3,287                  2,491           9,269        12,600                  7,999      15,866
------------ ---------------------- --------------- ------------- ------------------- --------------
       --                     --              --         3,056                  5,857       3,095
     (960)               (14,086)       (185,176)       71,204                 31,417     (19,280)
------------ ---------------------- --------------- ------------- ------------------- --------------
     (960)               (14,086)       (185,176)       74,260                 37,274     (16,185)
------------ ---------------------- --------------- ------------- ------------------- --------------
  (45,726)                19,382         238,024      (205,700)               201,872     427,179
------------ ---------------------- --------------- ------------- ------------------- --------------
  (46,686)                 5,296          52,848      (131,440)               239,146     410,994
------------ ---------------------- --------------- ------------- ------------------- --------------
$ (43,399)               $ 7,787        $ 62,117    $ (118,840)             $ 247,145   $ 426,860
============ ====================== =============== ============= =================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                 FIDELITY VIP CONTRAFUND
                                                                     INVESTMENT DIVISION
                                                           --------------------------------------
                                                                2011         2010         2009
                                                           ------------ ------------ ------------
INVESTMENT INCOME:
     Dividends                                              $ 20,916     $ 27,427     $ 43,475
                                                           ------------ ------------ ------------
EXPENSES:
     Mortality and expense risk charges                       10,858       17,497       12,639
                                                           ------------ ------------ ------------
        Total expenses                                        10,858       17,497       12,639
                                                           ------------ ------------ ------------
           Net investment income (loss)                       10,058        9,930       30,836
                                                           ------------ ------------ ------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --        1,114          957
     Realized gains (losses) on sale of investments           12,745     (218,742)    (199,492)
                                                           ------------ ------------ ------------
           Net realized gains (losses)                        12,745     (217,628)    (198,535)
                                                           ------------ ------------ ------------
     Change in unrealized gains (losses) on investments      (98,141)     648,547    1,136,586
                                                           ------------ ------------ ------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (85,396)     430,919      938,051
                                                           ------------ ------------ ------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (75,338)   $ 440,849    $ 968,887
                                                           ============ ============ ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

        FIDELITY VIP EQUITY-INCOME               FIDELITY VIP FREEDOM 2010
               INVESTMENT DIVISION                     INVESTMENT DIVISION
----------------------------------------- -----------------------------------------
     2011            2010        2009           2011        2010          2009
-------------- -------------- ----------- -------------- ----------- --------------
      $ 637        $ 3,327     $ 4,739          $ 726          $ 654       $ 529
-------------- -------------- ----------- -------------- ----------- --------------
        749            838       1,051            150            109          72
-------------- -------------- ----------- -------------- ----------- --------------
        749            838       1,051            150            109          72
-------------- -------------- ----------- -------------- ----------- --------------
       (112)         2,489       3,688            576            545         457
-------------- -------------- ----------- -------------- ----------- --------------
         --             --          --            176            470         190
      2,625         (5,418)   (392,905)         1,305             67      (1,846)
-------------- -------------- ----------- -------------- ----------- --------------
      2,625         (5,418)   (392,905)         1,481            537      (1,656)
-------------- -------------- ----------- -------------- ----------- --------------
     (8,921)        31,745     405,695         (2,344)         2,036       3,793
-------------- -------------- ----------- -------------- ----------- --------------
     (6,296)        26,327      12,790           (863)         2,573       2,137
-------------- -------------- ----------- -------------- ----------- --------------
   $ (6,408)      $ 28,816    $ 16,478         $ (287)       $ 3,118     $ 2,594
============== ============== =========== ============== =========== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                FIDELITY VIP FREEDOM 2020
                                                                      INVESTMENT DIVISION
                                                           ----------------------------------
                                                               2011         2010      2009
                                                           ----------- --------- ------------
INVESTMENT INCOME:
     Dividends                                             $ 15,422     $ 15,231  $ 19,275
                                                           ----------- --------- ------------
EXPENSES:
     Mortality and expense risk charges                       2,741        2,551     2,094
                                                           ----------- --------- ------------
        Total expenses                                        2,741        2,551     2,094
                                                           ----------- --------- ------------
           Net investment income (loss)                      12,681       12,680    17,181
                                                           ----------- --------- ------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                              2,671        5,440    10,109
     Realized gains (losses) on sale of investments          10,134        2,838   (11,027)
                                                           ----------- --------- ------------
           Net realized gains (losses)                       12,805        8,278      (918)
                                                           ----------- --------- ------------
     Change in unrealized gains (losses) on investments     (33,543)      70,032   149,817
                                                           ----------- --------- ------------
     Net realized and changes in unrealized gains (losses)
        on investments                                      (20,738)      78,310   148,899
                                                           ----------- --------- ------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (8,057)    $ 90,990 $ 166,080
                                                           =========== ========= ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                       FIDELITY VIP
   FIDELITY VIP FREEDOM 2030           FREEDOM 2050
         INVESTMENT DIVISION    INVESTMENT DIVISION
------------------------------- -------------------
   2011         2010    2009                2011 (c)
---------- --------- ---------- -------------------
$ 1,232      $ 2,018      $ 624            $ 288
---------- --------- ---------- -------------------
    300          364        112               60
---------- --------- ---------- -------------------
    300          364        112               60
---------- --------- ---------- -------------------
    932        1,654        512              228
---------- --------- ---------- -------------------
    172          680        329            1,383
 11,751          710         38           (5,037)
---------- --------- ---------- -------------------
 11,923        1,390        367           (3,654)
---------- --------- ---------- -------------------
(12,843)      11,839      6,395            1,450
---------- --------- ---------- -------------------
   (920)      13,229      6,762           (2,204)
---------- --------- ---------- -------------------
   $ 12     $ 14,883    $ 7,274         $ (1,976)
========== ========= ========== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                  FIDELITY VIP HIGH INCOME
                                                                       INVESTMENT DIVISION
                                                           -------------------------------------
                                                                 2011       2010       2009 (d)
                                                           -------------- ---------- -----------
INVESTMENT INCOME:
     Dividends                                                 $ 2,953      $ 340     $ 2,882
                                                           -------------- ---------- -----------
EXPENSES:
     Mortality and expense risk charges                             27         30          33
                                                           -------------- ---------- -----------
        Total expenses                                              27         30          33
                                                           -------------- ---------- -----------
           Net investment income (loss)                          2,926        310       2,849
                                                           -------------- ---------- -----------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                    --         --          --
     Realized gains (losses) on sale of investments                 13       (227)         11
                                                           -------------- ---------- -----------
           Net realized gains (losses)                              13       (227)         11
                                                           -------------- ---------- -----------
     Change in unrealized gains (losses) on investments         (1,768)       801        (647)
                                                           -------------- ---------- -----------
     Net realized and changes in unrealized gains (losses)
        on investments                                          (1,755)       574        (636)
                                                           -------------- ---------- -----------
     Net increase (decrease) in net assets resulting
        from operations                                        $ 1,171      $ 884     $ 2,213
                                                           ============== ========== ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

    FIDELITY VIP INVESTMENT GRADE BOND                FIDELITY VIP MID CAP
                   INVESTMENT DIVISION                 INVESTMENT DIVISION
-------------------------------------------- -----------------------------------------
     2011           2010           2009          2011          2010           2009
-------------- -------------- -------------- ------------ ------------- --------------
   $ 54,637       $ 18,206       $ 10,680    $     150         $ 502          $ 119
-------------- -------------- -------------- ------------ ------------- --------------
      6,449          4,314            369        5,725         5,209            142
-------------- -------------- -------------- ------------ ------------- --------------
      6,449          4,314            369        5,725         5,209            142
-------------- -------------- -------------- ------------ ------------- --------------
     48,188         13,892         10,311       (5,575)       (4,707)           (23)
-------------- -------------- -------------- ------------ ------------- --------------
     24,253          5,814            654        1,181         1,027            129
     (3,064)        17,651          3,233       10,846         2,077            613
-------------- -------------- -------------- ------------ ------------- --------------
     21,189         23,465          3,887       12,027         3,104            742
-------------- -------------- -------------- ------------ ------------- --------------
      1,742        (13,312)        (1,678)     (60,535)       83,723         13,131
-------------- -------------- -------------- ------------ ------------- --------------
     22,931         10,153          2,209      (48,508)       86,827         13,873
-------------- -------------- -------------- ------------ ------------- --------------
   $ 71,119       $ 24,045       $ 12,520    $ (54,083)     $ 82,120       $ 13,850
============== ============== ============== ============ ============= ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                           FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES
                                                                                 INVESTMENT DIVISION
                                                           -----------------------------------------
                                                                2011          2010           2009
                                                           ------------ ------------- --------------
INVESTMENT INCOME:
     Dividends                                              $ 22,691      $ 10,103        $ 7,899
                                                           ------------ ------------- --------------
EXPENSES:
     Mortality and expense risk charges                        3,892         2,866          4,787
                                                           ------------ ------------- --------------
        Total expenses                                         3,892         2,866          4,787
                                                           ------------ ------------- --------------
           Net investment income (loss)                       18,799         7,237          3,112
                                                           ------------ ------------- --------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                              22,139            --         18,638
     Realized gains (losses) on sale of investments          (20,210)       (4,189)      (456,806)
                                                           ------------ ------------- --------------
           Net realized gains (losses)                         1,929        (4,189)      (438,168)
                                                           ------------ ------------- --------------
     Change in unrealized gains (losses) on investments      (59,670)       81,592        609,659
                                                           ------------ ------------- --------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (57,741)       77,403        171,491
                                                           ------------ ------------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (38,942)     $ 84,640      $ 174,603
                                                           ============ ============= ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

FTVIPT TEMPLETON FOREIGN SECURITIES                  FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                INVESTMENT DIVISION                                      INVESTMENT DIVISION
---------------------------------------------------- ---------------------------------------
    2011                   2010            2009         2011            2010      2009 (e)
------------- --------------------- ---------------- ------------ -------------- -----------
  $ 89,150              $ 164,170       $ 239,754     $ 10,824           $ 60      $ --
------------- --------------------- ---------------- ------------ -------------- -----------
   111,353                239,041          28,000        1,067             89         4
------------- --------------------- ---------------- ------------ -------------- -----------
   111,353                239,041          28,000        1,067             89         4
------------- --------------------- ---------------- ------------ -------------- -----------
   (22,203)               (74,871)        211,754        9,757            (29)       (4)
------------- --------------------- ---------------- ------------ -------------- -----------
        --                     --         268,234        1,216             10        --
   253,750                (50,450)       (421,623)     (12,515)         4,591         5
------------- --------------------- ---------------- ------------ -------------- -----------
   253,750                (50,450)       (153,389)     (11,299)         4,601         5
------------- --------------------- ---------------- ------------ -------------- -----------
  (552,735)               614,425       2,059,948      (11,949)          (171)      239
------------- --------------------- ---------------- ------------ -------------- -----------
  (298,985)               563,975       1,906,559      (23,248)         4,430       244
------------- --------------------- ---------------- ------------ -------------- -----------
$ (321,188)             $ 489,104     $ 2,118,313    $ (13,491)       $ 4,401     $ 240
============= ===================== ================ ============ ============== ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                               GOLDMAN SACHS MID-CAP VALUE
                                                                       INVESTMENT DIVISION
                                                           --------------------------------------
                                                                2011         2010        2009
                                                           ------------ ------------  -----------
INVESTMENT INCOME:
     Dividends                                               $ 2,221      $ 2,264      $ 5,173
                                                           ------------ ------------ ------------
EXPENSES:
     Mortality and expense risk charges                        1,289        1,356        2,426
                                                           ------------ ------------  -----------
        Total expenses                                         1,289        1,356        2,426
                                                           ------------ ------------  -----------
           Net investment income (loss)                          932          908        2,747
                                                           ------------ ------------  -----------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --           --           --
     Realized gains (losses) on sale of investments          (27,627)     (13,608)    (540,331)
                                                           ------------ ------------  -----------
           Net realized gains (losses)                       (27,627)     (13,608)    (540,331)
                                                           ------------ ------------  -----------
     Change in unrealized gains (losses) on investments        1,030       84,633      633,578
                                                           ------------ ------------  -----------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (26,597)      71,025       93,247
                                                           ------------ ------------  -----------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (25,665)    $ 71,933     $ 95,994
                                                           ============ ============ ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                    INVESCO V.I.
                                                                                                      GOVERNMENT
 GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY              INVESCO V.I. GLOBAL REAL ESTATE               SECURITIES
                       INVESTMENT DIVISION                          INVESTMENT DIVISION      INVESTMENT DIVISION
-------------------------------------------- ----------------------------------------------- -------------------
     2011               2010         2009        2011               2010           2009           2011 (f)
-------------------------------------------- ----------------------------------------------- -------------------
    $ 424               $ 254       $ 724      $ 72,431           $ 71,976           $ --           $ --
-------------------------------------------- ----------------------------------------------- -------------------
      173                 154         173        49,508             39,431          5,813             120
-------------------------------------------- ----------------------------------------------- -------------------
      173                 154         173        49,508             39,431          5,813             120
-------------------------------------------- ----------------------------------------------- -------------------
      251                 100         551        22,923             32,545         (5,813)           (120)
-------------------------------------------- ----------------------------------------------- -------------------
       --                  --          --            --                 --             --              --
      175              (7,335)    (17,708)     (158,339)          (130,047)      (698,156)          1,389
-------------------------------------------- ----------------------------------------------- -------------------
      175              (7,335)    (17,708)     (158,339)          (130,047)      (698,156)          1,389
-------------------------------------------- ----------------------------------------------- -------------------
     (255)             18,632      28,044       (44,519)           289,353      1,038,943           1,336
-------------------------------------------- ----------------------------------------------- -------------------
      (80)             11,297      10,336      (202,858)           159,306        340,787           2,725
-------------------------------------------- ----------------------------------------------- -------------------
    $ 171            $ 11,397    $ 10,887    $ (179,935)         $ 191,851      $ 334,974        $  2,605
============ =================== =========== ============= ================== ============== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                             INVESCO V.I. INTERNATIONAL GROWTH
                                                                           INVESTMENT DIVISION
                                                           ------------------------------------
                                                                2011          2010     2009 (d)
                                                           ------------ ---------- ------------
INVESTMENT INCOME:
     Dividends                                               $ 3,660       $ 4,364        $ 242
                                                           ------------ ---------- ------------
EXPENSES:
     Mortality and expense risk charges                        1,400           783           29
                                                           ------------ ---------- ------------
        Total expenses                                         1,400           783           29
                                                           ------------ ---------- ------------
           Net investment income (loss)                        2,260         3,581          213
                                                           ------------ ---------- ------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --            --           --
     Realized gains (losses) on sale of investments            3,888         1,465           34
                                                           ------------ ---------- ------------
           Net realized gains (losses)                         3,888         1,465           34
                                                           ------------ ---------- ------------
     Change in unrealized gains (losses) on investments      (28,330)       26,537        2,258
                                                           ------------ ---------- ------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (24,442)       28,002        2,292
                                                           ------------ ---------- ------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (22,182)     $ 31,583      $ 2,505
                                                           ============ ========== ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

INVESCO V.I. VAN KAMPEN COMSTOCK        JANUS ASPEN BALANCED
             INVESTMENT DIVISION         INVESTMENT DIVISION
-------------------------------- ----------------------------
     2011            2010 (g)       2011      2010      2009
-------------- ----------------- --------- -------- ---------
      $ 489                 $ -- $ 44,376  $ 54,166  $ 14,836
-------------- ----------------- --------- -------- ---------
        423                   --   25,576    23,474     1,929
-------------- ----------------- --------- -------- ---------
        423                   --   25,576    23,474     1,929
-------------- ----------------- --------- -------- ---------
         66                   --   18,800    30,692    12,907
-------------- ----------------- --------- -------- ---------
         --                   --  108,835        --    18,519
       (127)                  53   29,077    26,581       655
-------------- ----------------- --------- -------- ---------
       (127)                  53  137,912    26,581    19,174
-------------- ----------------- --------- -------- ---------
     (6,181)                  45 (161,867)   90,252    93,262
-------------- ----------------- --------- -------- ---------
     (6,308)                  98  (23,955)  116,833   112,436
-------------- ----------------- --------- -------- ---------
   $ (6,242)                $ 98 $ (5,155) $147,525 $ 125,343
============== ================= ========= ======== =========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                           JANUS ASPEN FORTY
                                                                         INVESTMENT DIVISION
                                                           -------------------------------------
                                                                2011        2010         2009
                                                           ------------ ----------- ------------
INVESTMENT INCOME:
     Dividends                                               $ 2,325     $ 2,433         $ 81
                                                           ------------ ----------- ------------
EXPENSES:
     Mortality and expense risk charges                       15,960      16,448        2,129
                                                           ------------ ----------- ------------
        Total expenses                                        15,960      16,448        2,129
                                                           ------------ ----------- ------------
           Net investment income (loss)                      (13,635)    (14,015)      (2,048)
                                                           ------------ ----------- ------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --          --           --
     Realized gains (losses) on sale of investments           43,353      14,051      (78,622)
                                                           ------------ ----------- ------------
           Net realized gains (losses)                        43,353      14,051      (78,622)
                                                           ------------ ----------- ------------
     Change in unrealized gains (losses) on investments     (117,114)     47,707      310,554
                                                           ------------ ----------- ------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (73,761)     61,758      231,932
                                                           ------------ ----------- ------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (87,396)   $ 47,743    $ 229,884
                                                           ============ =========== ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                    JANUS ASPEN JANUS              JANUS ASPEN OVERSEAS
                  INVESTMENT DIVISION               INVESTMENT DIVISION
----------------------------------------- -------------------------------
      2011         2010         2009          2011        2010     2009
------------- ------------ -------------- ------------- -------- --------
   $ 5,397     $ 73,809       $ 28,575       $ 1,291     $ 1,609    $ 413
------------- ------------ -------------- ------------- -------- --------
    36,978      226,951         22,889        29,472         817      355
------------- ------------ -------------- ------------- -------- --------
    36,978      226,951         22,889        29,472         817      355
------------- ------------ -------------- ------------- -------- --------
   (31,581)    (153,142)         5,686       (28,181)        792       58
------------- ------------ -------------- ------------- -------- --------
        --           --             --         3,396          --    3,372
 1,561,413       52,158        (31,201)      (93,767)      4,218   23,192
------------- ------------ -------------- ------------- -------- --------
 1,561,413       52,158        (31,201)      (90,371)      4,218   26,564
------------- ------------ -------------- ------------- -------- --------
(1,416,036)     848,330      1,662,317      (214,175)     62,994   37,885
------------- ------------ -------------- ------------- -------- --------
   145,377      900,488      1,631,116      (304,546)     67,212   64,449
------------- ------------ -------------- ------------- -------- --------
 $ 113,796    $ 747,346    $ 1,636,802    $ (332,727)   $ 68,004 $ 64,507
============= ============ ============== ============= ======== ========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                  MFS VIT GLOBAL EQUITY
                                                                    INVESTMENT DIVISION
                                                           -------------------------------
                                                               2011       2010     2009
                                                           ----------- ------- -----------
INVESTMENT INCOME:
     Dividends                                                $ 575    $ 1,232  $ 1,242
                                                           ----------- ------- -----------
EXPENSES:
     Mortality and expense risk charges                         361        598      238
                                                           ----------- ------- -----------
        Total expenses                                          361        598      238
                                                           ----------- ------- -----------
           Net investment income (loss)                         214        634    1,004
                                                           ----------- ------- -----------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                 --         --       --
     Realized gains (losses) on sale of investments          12,787        183  (11,944)
                                                           ----------- ------- -----------
           Net realized gains (losses)                       12,787        183  (11,944)
                                                           ----------- ------- -----------
     Change in unrealized gains (losses) on investments     (16,173)    19,523   27,307
                                                           ----------- ------- -----------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (3,386)    19,706   15,313
                                                           ----------- ------- -----------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (3,172)    20,340 $ 16,317
                                                           =========== ======= ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

      MFS VIT HIGH INCOME              MFS VIT NEW DISCOVERY
      INVESTMENT DIVISION                INVESTMENT DIVISION
-------------------------------- -----------------------------------
      2011       2010     2009        2011       2010       2009
-------------- -------- -------- ------------ ----------- ----------
   $ 12,069     $ 8,657    $ 933      $ --        $ --       $ --
-------------- -------- -------- ------------ ----------- ----------
        491         457      273       555         340         27
-------------- -------- -------- ------------ ----------- ----------
        491         457      273       555         340         27
-------------- -------- -------- ------------ ----------- ----------
     11,578       8,200      660      (555)       (340)       (27)
-------------- -------- -------- ------------ ----------- ----------
         --          --       --    17,326          --         --
        361         680      326       772         544      1,560
-------------- -------- -------- ------------ ----------- ----------
        361         680      326    18,098         544      1,560
-------------- -------- -------- ------------ ----------- ----------
     (7,343)      7,331   21,466   (32,906)     28,843      3,314
-------------- -------- -------- ------------ ----------- ----------
     (6,982)      8,011   21,792   (14,808)     29,387      4,874
-------------- -------- -------- ------------ ----------- ----------
    $ 4,596    $ 16,211 $ 22,452 $ (15,363)   $ 29,047    $ 4,847
============== ======== ======== ============ =========== ==========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                               MFS VIT VALUE
                                                                         INVESTMENT DIVISION
                                                           -------------------------------------
                                                               2011       2010         2009
                                                           ----------- ---------- --------------
INVESTMENT INCOME:
     Dividends                                                $ 999      $ 969          $ 803
                                                           ----------- ---------- --------------
EXPENSES:
     Mortality and expense risk charges                         285        293            257
                                                           ----------- ---------- --------------
        Total expenses                                          285        293            257
                                                           ----------- ---------- --------------
           Net investment income (loss)                         714        676            546
                                                           ----------- ---------- --------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                318         --             --
     Realized gains (losses) on sale of investments         (10,004)      (552)        (1,224)
                                                           ----------- ---------- --------------
           Net realized gains (losses)                       (9,686)      (552)        (1,224)
                                                           ----------- ---------- --------------
     Change in unrealized gains (losses) on investments       6,173      7,585         14,082
                                                           ----------- ---------- --------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (3,513)     7,033         12,858
                                                           ----------- ---------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (2,799)   $ 7,709       $ 13,404
                                                           =========== ========== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

MIST AMERICAN FUNDS BALANCED ALLOCATION   MIST AMERICAN FUNDS GROWTH ALLOCATION
                    INVESTMENT DIVISION                     INVESTMENT DIVISION
----------------------------------------- -------------------------------------
     2011          2010         2009          2011         2010       2009
------------ ------------ --------------- ------------ ----------- -----------
  $ 6,635         $ 3,146         $ --     $ 10,815        $ 2,434        $ --
------------ ------------ --------------- ------------ ----------- -----------
       --              --           --           --             --          --
------------ ------------ --------------- ------------ ----------- -----------
       --              --           --           --             --          --
------------ ------------ --------------- ------------ ----------- -----------
    6,635           3,146           --       10,815          2,434          --
------------ ------------ --------------- ------------ ----------- -----------
      248             117           --           --             --          --
    6,046           1,705          (28)       9,254          5,990       1,298
------------ ------------ --------------- ------------ ----------- -----------
    6,294           1,822          (28)       9,254          5,990       1,298
------------ ------------ --------------- ------------ ----------- -----------
  (23,258)         26,193       14,667      (58,738)        79,550      20,909
------------ ------------ --------------- ------------ ----------- -----------
  (16,964)         28,015       14,639      (49,484)        85,540      22,207
------------ ------------ --------------- ------------ ----------- -----------
$ (10,329)       $ 31,161     $ 14,639    $ (38,669)      $ 87,974    $ 22,207
============ ============ =============== ============ =========== ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                           MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                               INVESTMENT DIVISION
                                                           ---------------------------------------
                                                                2011          2010         2009
                                                           -------------- ------------ -----------
INVESTMENT INCOME:
     Dividends                                                 $ 5,453         $ 2,501        $ --
                                                           -------------- ------------ -----------
EXPENSES:
     Mortality and expense risk charges                             --              --          --
                                                           -------------- ------------ -----------
        Total expenses                                              --              --          --
                                                           -------------- ------------ -----------
           Net investment income (loss)                          5,453           2,501          --
                                                           -------------- ------------ -----------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                 1,467              --          --
     Realized gains (losses) on sale of investments              1,917             646         370
                                                           -------------- ------------ -----------
           Net realized gains (losses)                           3,384             646         370
                                                           -------------- ------------ -----------
     Change in unrealized gains (losses) on investments         (7,233)         16,902      11,101
                                                           -------------- ------------ -----------
     Net realized and changes in unrealized gains (losses)
        on investments                                          (3,849)         17,548      11,471
                                                           -------------- ------------ -----------
     Net increase (decrease) in net assets resulting
        from operations                                        $ 1,604        $ 20,049    $ 11,471
                                                           ============== ============ ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             MIST BLACKROCK LARGE CAP CORE                  MIST CLARION GLOBAL REAL ESTATE
                       INVESTMENT DIVISION                              INVESTMENT DIVISION
---------------------------------------------- ---------------------------------------------
    2011            2010            2009            2011           2010            2009
-------------- --------------- --------------- --------------- -------------- --------------
$ 3,462,386     $ 3,848,840     $ 4,180,146       $ 847,944    $ 1,558,222      $ 496,210
-------------- --------------- --------------- --------------- -------------- --------------
  2,301,027       2,233,231       2,047,270         179,211        166,255        119,529
-------------- --------------- --------------- --------------- -------------- --------------
  2,301,027       2,233,231       2,047,270         179,211        166,255        119,529
-------------- --------------- --------------- --------------- -------------- --------------
  1,161,359       1,615,609       2,132,876         668,733      1,391,967        376,681
-------------- --------------- --------------- --------------- -------------- --------------
         --              --              --              --             --             --
 (4,542,808)     (7,248,214)    (10,716,690)       (421,589)      (571,095)    (1,092,248)
-------------- --------------- --------------- --------------- -------------- --------------
 (4,542,808)     (7,248,214)    (10,716,690)       (421,589)      (571,095)    (1,092,248)
-------------- --------------- --------------- --------------- -------------- --------------
  3,050,880      38,497,976      54,384,062      (1,500,208)     1,969,823      5,493,585
-------------- --------------- --------------- --------------- -------------- --------------
 (1,491,928)     31,249,762      43,667,372      (1,921,797)     1,398,728      4,401,337
-------------- --------------- --------------- --------------- -------------- --------------
  $(330,569)    $32,865,371     $45,800,248     $(1,253,064)   $ 2,790,695    $ 4,778,018
============== =============== =============== =============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                MIST DREMAN SMALL CAP VALUE
                                                                        INVESTMENT DIVISION
                                                           ----------------------------------
                                                              2011        2010       2009
                                                           ----------- ---------- -----------
INVESTMENT INCOME:
     Dividends                                                $ 472      $ 172         $ 1
                                                           ----------- ---------- -----------
EXPENSES:
     Mortality and expense risk charges                         255        220         428
                                                           ----------- ---------- -----------
        Total expenses                                          255        220         428
                                                           ----------- ---------- -----------
           Net investment income (loss)                         217        (48)       (427)
                                                           ----------- ---------- -----------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                 --         --          --
     Realized gains (losses) on sale of investments           1,124        403      58,177
                                                           ----------- ---------- -----------
           Net realized gains (losses)                        1,124        403      58,177
                                                           ----------- ---------- -----------
     Change in unrealized gains (losses) on investments      (4,058)     3,392       2,844
                                                           ----------- ---------- -----------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (2,934)     3,795      61,021
                                                           ----------- ---------- -----------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (2,717)   $ 3,747    $ 60,594
                                                           =========== ========== ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

         MIST HARRIS OAKMARK INTERNATIONAL             MIST INVESCO SMALL CAP GROWTH
                       INVESTMENT DIVISION                       INVESTMENT DIVISION
--------------------------------------------- --------------------------------------
      2011           2010           2009          2011         2010         2009
--------------- -------------- -------------- ------------ ------------ ------------
$      8,423      $ 576,287    $ 1,589,352         $ --         $ --         $ --
--------------- -------------- -------------- ------------ ------------ ------------
     243,105        232,976        170,663       36,533       30,507       22,254
--------------- -------------- -------------- ------------ ------------ ------------
     243,105        232,976        170,663       36,533       30,507       22,254
--------------- -------------- -------------- ------------ ------------ ------------
    (234,682)       343,311      1,418,689      (36,533)     (30,507)     (22,254)
--------------- -------------- -------------- ------------ ------------ ------------
          --             --             --           --           --           --
    (114,036)      (312,283)    (1,294,657)     169,309      (15,371)     (84,509)
--------------- -------------- -------------- ------------ ------------ ------------
    (114,036)      (312,283)    (1,294,657)     169,309      (15,371)     (84,509)
--------------- -------------- -------------- ------------ ------------ ------------
  (4,256,535)     4,235,035      8,897,628     (192,641)     887,599      919,328
--------------- -------------- -------------- ------------ ------------ ------------
  (4,370,571)     3,922,752      7,602,971      (23,332)     872,228      834,819
--------------- -------------- -------------- ------------ ------------ ------------
$ (4,605,253)   $ 4,266,063    $ 9,021,660    $ (59,865)   $ 841,721    $ 812,565
=============== ============== ============== ============ ============ ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                   MIST JANUS FORTY
                                                                                INVESTMENT DIVISION
                                                           ---------------------------------------------
                                                                 2011           2010           2009
                                                           --------------- -------------- --------------
INVESTMENT INCOME:
     Dividends                                                $ 249,768      $ 219,796           $ --
                                                           --------------- -------------- --------------
EXPENSES:
     Mortality and expense risk charges                         100,112         99,823         75,162
                                                           --------------- -------------- --------------
        Total expenses                                          100,112         99,823         75,162
                                                           --------------- -------------- --------------
           Net investment income (loss)                         149,656        119,973        (75,162)
                                                           --------------- -------------- --------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                     --             --             --
     Realized gains (losses) on sale of investments               2,199        (41,591)      (540,105)
                                                           --------------- -------------- --------------
           Net realized gains (losses)                            2,199        (41,591)      (540,105)
                                                           --------------- -------------- --------------
     Change in unrealized gains (losses) on investments      (1,278,619)     1,120,682      3,887,171
                                                           --------------- -------------- --------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (1,276,420)     1,079,091      3,347,066
                                                           --------------- -------------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (1,126,764)   $ 1,199,064    $ 3,271,904
                                                           =============== ============== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                     MIST LAZARD MID CAP    MIST LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
                     INVESTMENT DIVISION                              INVESTMENT DIVISION
------------------------------------------- ---------------------------------------------
      2011           2010           2009          2011             2010           2009
------------- -------------- -------------- ------------- ---------------- --------------
  $ 51,406       $ 51,856       $ 51,729    $    8,681          $ 4,315        $ 6,856
------------- -------------- -------------- ------------- ---------------- --------------
    44,360         40,421         32,462        88,982           57,953         47,276
------------- -------------- -------------- ------------- ---------------- --------------
    44,360         40,421         32,462        88,982           57,953         47,276
------------- -------------- -------------- ------------- ---------------- --------------
     7,046         11,435         19,267       (80,301)         (53,638)       (40,420)
------------- -------------- -------------- ------------- ---------------- --------------
        --             --             --            --               --             --
   (15,584)       (93,933)      (283,748)       93,448          (57,251)      (166,346)
------------- -------------- -------------- ------------- ---------------- --------------
   (15,584)       (93,933)      (283,748)       93,448          (57,251)      (166,346)
------------- -------------- -------------- ------------- ---------------- --------------
  (320,660)     1,108,654      1,519,608      (217,464)       1,583,027      1,815,976
------------- -------------- -------------- ------------- ---------------- --------------
  (336,244)     1,014,721      1,235,860      (124,016)       1,525,776      1,649,630
------------- -------------- -------------- ------------- ---------------- --------------
$ (329,198)   $ 1,026,156    $ 1,255,127    $ (204,317)     $ 1,472,138    $ 1,609,210
============= ============== ============== ============= ================ ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                    MIST LORD ABBETT BOND DEBENTURE
                                                                                INVESTMENT DIVISION
                                                           -----------------------------------------
                                                                2011          2010        2009
                                                           -------------- ----------- --------------
INVESTMENT INCOME:
     Dividends                                             $ 1,568,618    $ 1,718,530 $ 1,572,315
                                                           -------------- ----------- --------------
EXPENSES:
     Mortality and expense risk charges                        212,395        316,284     180,909
                                                           -------------- ----------- --------------
        Total expenses                                         212,395        316,284     180,909
                                                           -------------- ----------- --------------
           Net investment income (loss)                      1,356,223      1,402,246   1,391,406
                                                           -------------- ----------- --------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                    --             --          --
     Realized gains (losses) on sale of investments            583,376        240,525    (126,749)
                                                           -------------- ----------- --------------
           Net realized gains (losses)                         583,376        240,525    (126,749)
                                                           -------------- ----------- --------------
     Change in unrealized gains (losses) on investments       (863,576)     1,315,427   5,411,601
                                                           -------------- ----------- --------------
     Net realized and changes in unrealized gains (losses)
        on investments                                        (280,200)     1,555,952   5,284,852
                                                           -------------- ----------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ 1,076,023    $ 2,958,198 $ 6,676,258
                                                           ============== =========== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

  MIST LORD ABBETT MID CAP VALUE     MIST MET/FRANKLIN INCOME
             INVESTMENT DIVISION          INVESTMENT DIVISION
----------------------------------- ---------------------------
     2011        2010      2009        2011       2010    2009
-------------- -------- ----------- ---------- -------- -------
      $ 603       $ 568  $ 1,893    $ 8,323     $ 3,216    $ --
-------------- -------- ----------- ---------- -------- -------
        437         369      335         --          --      --
-------------- -------- ----------- ---------- -------- -------
        437         369      335         --          --      --
-------------- -------- ----------- ---------- -------- -------
        166         199    1,558      8,323       3,216      --
-------------- -------- ----------- ---------- -------- -------
         --          --       --      5,005         433      --
        818       3,236  (38,897)       700         390      54
-------------- -------- ----------- ---------- -------- -------
        818       3,236  (38,897)     5,705         823      54
-------------- -------- ----------- ---------- -------- -------
     (5,510)     19,769   57,059     (8,507)     10,272   9,507
-------------- -------- ----------- ---------- -------- -------
     (4,692)     23,005   18,162     (2,802)     11,095   9,561
-------------- -------- ----------- ---------- -------- -------
   $ (4,526)   $ 23,204 $ 19,720    $ 5,521    $ 14,311 $ 9,561
============== ======== =========== ========== ======== =======

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                            MIST MET/FRANKLIN MUTUAL SHARES
                                                                        INVESTMENT DIVISION
                                                           ----------------------------------
                                                             2011       2010        2009
                                                           --------- --------- -------------
INVESTMENT INCOME:
     Dividends                                             $ 1,982        $ --       $ --
                                                           --------- --------- -------------
EXPENSES:
     Mortality and expense risk charges                         --          --         --
                                                           --------- --------- -------------
        Total expenses                                          --          --         --
                                                           --------- --------- -------------
           Net investment income (loss)                      1,982          --         --
                                                           --------- --------- -------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                             3,716         577         --
     Realized gains (losses) on sale of investments            386         106        (91)
                                                           --------- --------- -------------
           Net realized gains (losses)                       4,102         683        (91)
                                                           --------- --------- -------------
     Change in unrealized gains (losses) on investments     (6,478)      4,077      4,710
                                                           --------- --------- -------------
     Net realized and changes in unrealized gains (losses)
        on investments                                      (2,376)      4,760      4,619
                                                           --------- --------- -------------
     Net increase (decrease) in net assets resulting
        from operations                                    $  (394)    $ 4,760    $ 4,619
                                                           ========= ========= =============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY     MIST MET/TEMPLETON GROWTH
                          INVESTMENT DIVISION           INVESTMENT DIVISION
--------------------------------------------- --------------------------------
    2011         2010             2009            2011      2010       2009
----------- -------------- ------------------ ----------- --------- ----------
 $ 5,031              $ --               $ --    $ 792        $ 305     $ 2
----------- -------------- ------------------ ----------- --------- ----------
      --                --                 --       --           --      --
----------- -------------- ------------------ ----------- --------- ----------
      --                --                 --       --           --      --
----------- -------------- ------------------ ----------- --------- ----------
   5,031                --                 --      792          305       2
----------- -------------- ------------------ ----------- --------- ----------
     255                 1                 --       --           --      --
   2,035             1,545                565      371          125     (60)
----------- -------------- ------------------ ----------- --------- ----------
   2,290             1,546                565      371          125     (60)
----------- -------------- ------------------ ----------- --------- ----------
 (10,599)           23,230             14,572   (5,463)       3,904   3,117
----------- -------------- ------------------ ----------- --------- ----------
  (8,309)           24,776             15,137   (5,092)       4,029   3,057
----------- -------------- ------------------ ----------- --------- ----------
$ (3,278)         $ 24,776           $ 15,137 $ (4,300)     $ 4,334 $ 3,059
=========== ============== ================== =========== ========= ==========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                                              MIST MFS
                                                                                   MIST METLIFE               EMERGING
                                                                            AGGRESSIVE STRATEGY         MARKETS EQUITY
                                                                            INVESTMENT DIVISION    INVESTMENT DIVISION
                                                                          ---------------------- ----------------------
                                                                                      2011 (f)               2011 (f)
                                                                          ---------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                                                           $ --                   $ --
                                                                          ---------------------- ----------------------
EXPENSES:
     Mortality and expense risk charges                                                77,007                    788
                                                                          ---------------------- ----------------------
        Total expenses                                                                 77,007                    788
                                                                          ---------------------- ----------------------
           Net investment income (loss)                                               (77,007)                  (788)
                                                                          ---------------------- ----------------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                                           --                     --
     Realized gains (losses) on sale of investments                                  (117,896)                   (70)
                                                                          ---------------------- ----------------------
           Net realized gains (losses)                                               (117,896)                   (70)
                                                                          ---------------------- ----------------------
     Change in unrealized gains (losses) on investments                            (1,834,063)                (3,209)
                                                                          ---------------------- ----------------------
     Net realized and changes in unrealized gains (losses) on investments          (1,951,959)                (3,279)
                                                                          ---------------------- ----------------------
     Net increase (decrease) in net assets resulting from operations             $ (2,028,966)              $ (4,067)
                                                                          ====================== ======================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

            MIST MFS RESEARCH INTERNATIONAL          MIST MORGAN STANLEY MID CAP GROWTH
                        INVESTMENT DIVISION                         INVESTMENT DIVISION
--------------------------------------------- --------------------------------------------
      2011           2010           2009             2011            2010          2009
--------------- -------------- -------------- ---------------- --------------- -----------

   $ 285,362      $ 240,942      $ 369,327      $ 1,490,199            $ 28        $ --
--------------- -------------- -------------- ---------------- --------------- -----------
     108,556        106,709         89,063        1,473,993         957,621         870
--------------- -------------- -------------- ---------------- --------------- -----------
     108,556        106,709         89,063        1,473,993         957,621         870
--------------- -------------- -------------- ---------------- --------------- -----------
     176,806        134,233        280,264           16,206        (957,593)       (870)
--------------- -------------- -------------- ---------------- --------------- -----------
          --             --             --        5,251,936              --          --
    (233,782)      (545,005)    (1,024,253)       2,604,216         336,382       1,780
--------------- -------------- -------------- ---------------- --------------- -----------
    (233,782)      (545,005)    (1,024,253)       7,856,152         336,382       1,780
--------------- -------------- -------------- ---------------- --------------- -----------
  (1,480,693)     1,743,808      3,897,065      (21,552,444)     31,775,159      75,648
--------------- -------------- -------------- ---------------- --------------- -----------
  (1,714,475)     1,198,803      2,872,812      (13,696,292)     32,111,541      77,428
--------------- -------------- -------------- ---------------- --------------- -----------
$ (1,537,669)   $ 1,333,036    $ 3,153,076    $ (13,680,086)   $ 31,153,948    $ 76,558
=============== ============== ============== ================ =============== ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                           MIST OPPENHEIMER CAPITAL APPRECIATION
                                                                             INVESTMENT DIVISION
                                                           -------------------------------------
                                                                2011         2010        2009
                                                           ------------ ----------- ------------
INVESTMENT INCOME:
     Dividends                                               $ 6,135     $ 10,876        $ --
                                                           ------------ ----------- ------------
EXPENSES:
     Mortality and expense risk charges                       14,133       13,539      10,277
                                                           ------------ ----------- ------------
        Total expenses                                        14,133       13,539      10,277
                                                           ------------ ----------- ------------
           Net investment income (loss)                       (7,998)      (2,663)    (10,277)
                                                           ------------ ----------- ------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --           --          --
     Realized gains (losses) on sale of investments          (25,379)     (39,996)   (109,001)
                                                           ------------ ----------- ------------
           Net realized gains (losses)                       (25,379)     (39,996)   (109,001)
                                                           ------------ ----------- ------------
     Change in unrealized gains (losses) on investments        5,975      190,578     558,202
                                                           ------------ ----------- ------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (19,404)     150,582     449,201
                                                           ------------ ----------- ------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (27,402)   $ 147,919   $ 438,924
                                                           ============ =========== ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

 MIST PIMCO INFLATION PROTECTED BOND               MIST PIMCO TOTAL RETURN
                 INVESTMENT DIVISION                   INVESTMENT DIVISION
------------------------------------ --------------------------------------
    2011       2010        2009           2011          2010        2009
----------- --------- -------------- -------------- ----------- -----------
  $ 165,169 $ 210,729   $ 247,574    $ 1,344,247    $ 1,634,551 $ 2,762,595
----------- --------- -------------- -------------- ----------- -----------
     69,974    64,055      52,710        368,735        360,915     310,295
----------- --------- -------------- -------------- ----------- -----------
     69,974    64,055      52,710        368,735        360,915     310,295
----------- --------- -------------- -------------- ----------- -----------
     95,195   146,674     194,864        975,512      1,273,636   2,452,300
----------- --------- -------------- -------------- ----------- -----------
    424,271   220,376          --      1,446,133        236,060   1,566,277
    100,776    60,903     (46,474)       187,988        238,435      10,564
----------- --------- -------------- -------------- ----------- -----------
    525,047   281,279     (46,474)     1,634,121        474,495   1,576,841
----------- --------- -------------- -------------- ----------- -----------
    331,187   130,473     877,182     (1,410,547)     1,426,113   1,911,046
----------- --------- -------------- -------------- ----------- -----------
    856,234   411,752     830,708        223,574      1,900,608   3,487,887
----------- --------- -------------- -------------- ----------- -----------
$   951,429 $ 558,426 $ 1,025,572    $ 1,199,086    $ 3,174,244 $ 5,940,187
=========== ========= ============== ============== =========== ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                       MIST PIONEER FUND
                                                                     INVESTMENT DIVISION
                                                           --------------------------------
                                                               2011      2010     2009 (e)
                                                           ----------- -------- -----------
INVESTMENT INCOME:
     Dividends                                              $ 2,289     $ 1,987     $ --
                                                           ----------- -------- -----------
EXPENSES:
     Mortality and expense risk charges                         770         982      580
                                                           ----------- -------- -----------
        Total expenses                                          770         982      580
                                                           ----------- -------- -----------
           Net investment income (loss)                       1,519       1,005     (580)
                                                           ----------- -------- -----------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                 --          --       --
     Realized gains (losses) on sale of investments          21,102       6,067    1,986
                                                           ----------- -------- -----------
           Net realized gains (losses)                       21,102       6,067    1,986
                                                           ----------- -------- -----------
     Change in unrealized gains (losses) on investments     (30,602)     25,716   48,304
                                                           ----------- -------- -----------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (9,500)     31,783   50,290
                                                           ----------- -------- -----------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (7,981)   $ 32,788 $ 49,710
                                                           =========== ======== ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

               MIST RCM TECHNOLOGY            MIST SSGA GROWTH AND INCOME ETF
               INVESTMENT DIVISION                        INVESTMENT DIVISION
--------------------------------------------- -------------------------------
      2011            2010          2009        2011         2010        2009
--------------- -------------- -------------- ----------- --------- ---------
        $ --           $ --           $ --    $ 74,234     $ 35,130  $ 13,156
--------------- -------------- -------------- ----------- --------- ---------
     125,028        111,175         82,504      32,826       22,837     6,883
--------------- -------------- -------------- ----------- --------- ---------
     125,028        111,175         82,504      32,826       22,837     6,883
--------------- -------------- -------------- ----------- --------- ---------
    (125,028)      (111,175)       (82,504)     41,408       12,293     6,273
--------------- -------------- -------------- ----------- --------- ---------
          --             --             --      74,142          115        --
     512,571        (54,192)      (600,648)     49,491       16,043     3,801
--------------- -------------- -------------- ----------- --------- ---------
     512,571        (54,192)      (600,648)    123,633       16,158     3,801
--------------- -------------- -------------- ----------- --------- ---------
  (1,944,446)     3,551,862      5,182,655    (151,325)     322,318   204,020
--------------- -------------- -------------- ----------- --------- ---------
  (1,431,875)     3,497,670      4,582,007     (27,692)     338,476   207,821
--------------- -------------- -------------- ----------- --------- ---------
$ (1,556,903)   $ 3,386,495    $ 4,499,503    $ 13,716    $ 350,769 $ 214,094
=============== ============== ============== =========== ========= =========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                      MIST SSGA GROWTH ETF
                                                                       INVESTMENT DIVISION
                                                           -----------------------------------
                                                               2011         2010      2009
                                                           ------------ --------- ------------
INVESTMENT INCOME:
     Dividends                                              $ 57,479     $ 34,185  $ 15,419
                                                           ------------ --------- ------------
EXPENSES:
     Mortality and expense risk charges                       26,324       17,903     8,413
                                                           ------------ --------- ------------
        Total expenses                                        26,324       17,903     8,413
                                                           ------------ --------- ------------
           Net investment income (loss)                       31,155       16,282     7,006
                                                           ------------ --------- ------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --           --        --
     Realized gains (losses) on sale of investments           63,035       12,378   (20,730)
                                                           ------------ --------- ------------
           Net realized gains (losses)                        63,035       12,378   (20,730)
                                                           ------------ --------- ------------
     Change in unrealized gains (losses) on investments     (183,850)     271,601   309,775
                                                           ------------ --------- ------------
     Net realized and changes in unrealized gains (losses)
        on investments                                      (120,815)     283,979   289,045
                                                           ------------ --------- ------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (89,660)   $ 300,261 $ 296,051
                                                           ============ ========= ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
               INVESTMENT DIVISION                  INVESTMENT DIVISION
---------------------------------- ----------------------------------------
   2011        2010        2009        2011        2010          2009
---------- ----------- ----------- ------------- ------------ -------------
  $ 9,481   $ 65,246   $ 104,472          $ --          $ --         $ --
---------- ----------- ----------- ------------- ------------ -------------
   24,068    134,790      18,231       314,304       150,122      115,483
---------- ----------- ----------- ------------- ------------ -------------
   24,068    134,790      18,231       314,304       150,122      115,483
---------- ----------- ----------- ------------- ------------ -------------
  (14,587)   (69,544)     86,241      (314,304)     (150,122)    (115,483)
---------- ----------- ----------- ------------- ------------ -------------
       --         --          --       560,152            --           --
 (435,260)   (79,021)   (261,167)      312,619       131,367     (381,122)
---------- ----------- ----------- ------------- ------------ -------------
 (435,260)   (79,021)   (261,167)      872,771       131,367     (381,122)
---------- ----------- ----------- ------------- ------------ -------------
  577,510    921,874     894,542    (1,837,318)    4,580,355    5,596,487
---------- ----------- ----------- ------------- ------------ -------------
  142,250    842,853     633,375      (964,547)    4,711,722    5,215,365
---------- ----------- ----------- ------------- ------------ -------------
$ 127,663  $ 773,309   $ 719,616   $(1,278,851)  $ 4,561,600  $ 5,099,882
========== =========== =========== ============= ============ =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                            MIST THIRD AVENUE SMALL CAP VALUE
                                                                          INVESTMENT DIVISION
                                                           ----------------------------------
                                                               2011         2010      2009
                                                           ------------- --------- ----------
INVESTMENT INCOME:
     Dividends                                                $ 9,414     $ 12,822   $ 3,058
                                                           ------------- --------- ----------
EXPENSES:
     Mortality and expense risk charges                        10,152       11,741     2,219
                                                           ------------- --------- ----------
        Total expenses                                         10,152       11,741     2,219
                                                           ------------- --------- ----------
           Net investment income (loss)                          (738)       1,081       839
                                                           ------------- --------- ----------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                   --           --     2,838
     Realized gains (losses) on sale of investments            86,881       42,370   (17,013)
                                                           ------------- --------- ----------
           Net realized gains (losses)                         86,881       42,370   (14,175)
                                                           ------------- --------- ----------
     Change in unrealized gains (losses) on investments      (240,493)     198,929   152,916
                                                           ------------- --------- ----------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (153,612)     241,299   138,741
                                                           ------------- --------- ----------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (154,350)   $ 242,380 $ 139,580
                                                           ============= ========= ==========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

         MSF ARTIO INTERNATIONAL STOCK        MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX
                   INVESTMENT DIVISION                              INVESTMENT DIVISION
--------------------------------------------- -----------------------------------------
      2011           2010           2009          2011          2010          2009
--------------- -------------- -------------- ----------- ------------- ---------------
   $ 753,948      $ 672,423      $ 284,863    $ 3,919,750   $ 4,039,520  $ 5,910,030
--------------- -------------- -------------- ----------- ------------- ---------------
     342,874        360,189        333,983        911,279       904,600      732,517
--------------- -------------- -------------- ----------- ------------- ---------------
     342,874        360,189        333,983        911,279       904,600      732,517
--------------- -------------- -------------- ----------- ------------- ---------------
     411,074        312,234        (49,120)     3,008,471     3,134,920    5,177,513
--------------- -------------- -------------- ----------- ------------- ---------------
          --             --             --             --            --           --
    (808,593)    (1,030,425)    (2,053,375)       843,640       613,564      195,723
--------------- -------------- -------------- ----------- ------------- ---------------
    (808,593)    (1,030,425)    (2,053,375)       843,640       613,564      195,723
--------------- -------------- -------------- ----------- ------------- ---------------
  (8,900,342)     3,370,719     10,298,349      3,276,276     1,607,603   (1,139,158)
--------------- -------------- -------------- ----------- ------------- ---------------
  (9,708,935)     2,340,294      8,244,974      4,119,916     2,221,167     (943,435)
--------------- -------------- -------------- ----------- ------------- ---------------
$ (9,297,861)   $ 2,652,528    $ 8,195,854    $ 7,128,387   $ 5,356,087  $ 4,234,078
=============== ============== ============== =========== ============= ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                        MSF BLACKROCK AGGRESSIVE GROWTH
                                                                                    INVESTMENT DIVISION
                                                           -----------------------------------------------
                                                                 2011            2010            2009
                                                           --------------- --------------- ---------------
INVESTMENT INCOME:
     Dividends                                                $ 597,164       $ 125,813       $ 309,682
                                                           --------------- --------------- ---------------
EXPENSES:
     Mortality and expense risk charges                       1,828,016       1,617,041       1,367,142
                                                           --------------- --------------- ---------------
        Total expenses                                        1,828,016       1,617,041       1,367,142
                                                           --------------- --------------- ---------------
           Net investment income (loss)                      (1,230,852)     (1,491,228)     (1,057,460)
                                                           --------------- --------------- ---------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                     --              --              --
     Realized gains (losses) on sale of investments           2,544,325         451,106      (3,328,441)
                                                           --------------- --------------- ---------------
           Net realized gains (losses)                        2,544,325         451,106      (3,328,441)
                                                           --------------- --------------- ---------------
     Change in unrealized gains (losses) on investments      (8,863,059)     26,312,677      66,805,065
                                                           --------------- --------------- ---------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (6,318,734)     26,763,783      63,476,624
                                                           --------------- --------------- ---------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (7,549,586)   $ 25,272,555    $ 62,419,164
                                                           =============== =============== ===============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

            MSF BLACKROCK BOND INCOME                 MSF BLACKROCK DIVERSIFIED
                  INVESTMENT DIVISION                       INVESTMENT DIVISION
-------------------------------------- ------------------------------------------
    2011        2010         2009           2011           2010          2009
----------- ----------- -------------- -------------- ------------- -------------
$ 3,304,583 $ 3,345,493 $ 5,731,533    $ 6,407,012     $ 4,856,230  $ 12,214,068
----------- ----------- -------------- -------------- ------------- -------------
    652,314     675,543     651,039      2,319,083       2,202,890     2,044,120
----------- ----------- -------------- -------------- ------------- -------------
    652,314     675,543     651,039      2,319,083       2,202,890     2,044,120
----------- ----------- -------------- -------------- ------------- -------------
  2,652,269   2,669,950   5,080,494      4,087,929       2,653,340    10,169,948
----------- ----------- -------------- -------------- ------------- -------------
         --          --          --             --              --            --
    132,024      24,746    (553,787)      (191,522)     (1,951,136)   (4,609,576)
----------- ----------- -------------- -------------- ------------- -------------
    132,024      24,746    (553,787)      (191,522)     (1,951,136)   (4,609,576)
----------- ----------- -------------- -------------- ------------- -------------
  1,930,533   3,372,816   2,142,811      3,658,514      20,635,275    31,028,944
----------- ----------- -------------- -------------- ------------- -------------
  2,062,557   3,397,562   1,589,024      3,466,992      18,684,139    26,419,368
----------- ----------- -------------- -------------- ------------- -------------
$ 4,714,826 $ 6,067,512 $ 6,669,518    $ 7,554,921    $ 21,337,479  $ 36,589,316
=========== =========== ============== ============== ============= =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                 MSF BLACKROCK LARGE CAP VALUE
                                                                           INVESTMENT DIVISION
                                                           ------------------------------------------
                                                                2011           2010           2009
                                                           ------------ -------------- --------------
INVESTMENT INCOME:
     Dividends                                             $ 149,056      $ 122,314      $ 155,310
                                                           ------------ -------------- --------------
EXPENSES:
     Mortality and expense risk charges                      105,410         95,279         81,859
                                                           ------------ -------------- --------------
        Total expenses                                       105,410         95,279         81,859
                                                           ------------ -------------- --------------
           Net investment income (loss)                       43,646         27,035         73,451
                                                           ------------ -------------- --------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --             --             --
     Realized gains (losses) on sale of investments          (80,782)      (263,466)      (513,587)
                                                           ------------ -------------- --------------
           Net realized gains (losses)                       (80,782)      (263,466)      (513,587)
                                                           ------------ -------------- --------------
     Change in unrealized gains (losses) on investments      254,349      1,265,453      1,615,283
                                                           ------------ -------------- --------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       173,567      1,001,987      1,101,696
                                                           ------------ -------------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ 217,213    $ 1,029,022    $ 1,175,147
                                                           ============ ============== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

      MSF BLACKROCK LEGACY LARGE CAP GROWTH              MSF BLACKROCK MONEY MARKET
                        INVESTMENT DIVISION                     INVESTMENT DIVISION
------------------------------------------- ---------------------------------------
      2011           2010           2009         2011        2010         2009
------------- -------------- -------------- ------------ ------------- ------------
  $ 14,560       $ 14,175       $ 29,634    $      --       $ 3,600    $ 269,650
------------- -------------- -------------- ------------ ------------- ------------
    61,180         52,945         35,213      161,149       304,506      280,999
------------- -------------- -------------- ------------ ------------- ------------
    61,180         52,945         35,213      161,149       304,506      280,999
------------- -------------- -------------- ------------ ------------- ------------
   (46,620)       (38,770)        (5,579)    (161,149)     (300,906)     (11,349)
------------- -------------- -------------- ------------ ------------- ------------
        --             --             --           --            --           --
   137,813         75,641       (146,284)          --            --           --
------------- -------------- -------------- ------------ ------------- ------------
   137,813         75,641       (146,284)          --            --           --
------------- -------------- -------------- ------------ ------------- ------------
  (879,158)     1,107,022      1,684,656           --            --           --
------------- -------------- -------------- ------------ ------------- ------------
  (741,345)     1,182,663      1,538,372           --            --           --
------------- -------------- -------------- ------------ ------------- ------------
$ (787,965)   $ 1,143,893    $ 1,532,793    $(161,149)   $ (300,906)   $ (11,349)
============= ============== ============== ============ ============= ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                           MSF DAVIS VENTURE VALUE
                                                                               INVESTMENT DIVISION
                                                           -------------------------------------------
                                                                 2011           2010         2009
                                                           --------------- ----------- ---------------
INVESTMENT INCOME:
     Dividends                                                $ 648,127      $ 534,093    $ 679,120
                                                           --------------- ----------- ---------------
EXPENSES:
     Mortality and expense risk charges                         437,275        444,758      366,383
                                                           --------------- ----------- ---------------
        Total expenses                                          437,275        444,758      366,383
                                                           --------------- ----------- ---------------
           Net investment income (loss)                         210,852         89,335      312,737
                                                           --------------- ----------- ---------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                     --             --           --
     Realized gains (losses) on sale of investments             492,146        191,969     (723,952)
                                                           --------------- ----------- ---------------
           Net realized gains (losses)                          492,146        191,969     (723,952)
                                                           --------------- ----------- ---------------
     Change in unrealized gains (losses) on investments      (3,392,027)     5,562,556   12,907,686
                                                           --------------- ----------- ---------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (2,899,881)     5,754,525   12,183,734
                                                           --------------- ----------- ---------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (2,689,029)   $ 5,843,860 $ 12,496,471
                                                           =============== =========== ===============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                 MSF FI VALUE LEADERS                       MSF JENNISON GROWTH
                  INVESTMENT DIVISION                       INVESTMENT DIVISION
--------------------------------------- -----------------------------------------
     2011         2010         2009        2011           2010           2009
------------- ------------ ------------ ----------- -------------- --------------
  $ 70,725     $ 90,469    $ 128,519    $ 42,021       $ 82,750       $ 21,249
------------- ------------ ------------ ----------- -------------- --------------
    51,616       48,155       38,405     109,004        116,354         96,459
------------- ------------ ------------ ----------- -------------- --------------
    51,616       48,155       38,405     109,004        116,354         96,459
----------- ------------ ------------ ----------- -------------- --------------
    19,109       42,314       90,114     (66,983)       (33,604)       (75,210)
----------- ------------ ------------ ----------- -------------- --------------
        --           --           --          --             --             --
   (99,840)    (145,291)    (259,906)    251,119         17,747       (140,559)
------------- ------------ ------------ ----------- -------------- --------------
   (99,840)    (145,291)    (259,906)    251,119         17,747       (140,559)
------------- ------------ ------------ ----------- -------------- --------------
  (347,209)     885,079    1,128,894    (215,551)     1,535,759      4,015,386
------------- ------------ ------------ ----------- -------------- --------------
  (447,049)     739,788      868,988      35,568      1,553,506      3,874,827
------------- ------------ ------------ ----------- -------------- --------------
$ (427,940)   $ 782,102    $ 959,102    $(31,415)   $ 1,519,902    $ 3,799,617
============= ============ ============ =========== ============== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                  MSF LOOMIS SAYLES SMALL CAP CORE
                                                                               INVESTMENT DIVISION
                                                           -----------------------------------------
                                                               2011           2010           2009
                                                           ----------- -------------- --------------
INVESTMENT INCOME:
     Dividends                                             $  20,207       $ 14,765       $ 34,048
                                                           ----------- -------------- --------------
EXPENSES:
     Mortality and expense risk charges                      137,144        127,370        100,553
                                                           ----------- -------------- --------------
        Total expenses                                       137,144        127,370        100,553
                                                           ----------- -------------- --------------
           Net investment income (loss)                     (116,937)      (112,605)       (66,505)
                                                           ----------- -------------- --------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --             --             --
     Realized gains (losses) on sale of investments          258,722        (55,224)      (439,969)
                                                           ----------- -------------- --------------
           Net realized gains (losses)                       258,722        (55,224)      (439,969)
                                                           ----------- -------------- --------------
     Change in unrealized gains (losses) on investments     (166,265)     4,065,140      3,809,050
                                                           ----------- -------------- --------------
     Net realized and changes in unrealized gains (losses)
        on investments                                        92,457      4,009,916      3,369,081
                                                           ----------- -------------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (24,480)   $ 3,897,311    $ 3,302,576
                                                           =========== ============== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

          MSF LOOMIS SAYLES SMALL CAP GROWTH            MSF MET/ARTISAN MID CAP VALUE
                         INVESTMENT DIVISION                      INVESTMENT DIVISION
--------------------------------------------- --------------------------------------------
     2011            2010           2009          2011           2010            2009
-------------- -------------- -------------- -------------- -------------- ---------------
       $ --           $ --           $ --      $ 455,060      $ 314,548       $ 390,395
-------------- -------------- -------------- -------------- -------------- ---------------
     65,916         51,755         39,304        394,641        362,293         295,816
-------------- -------------- -------------- -------------- -------------- ---------------
     65,916         51,755         39,304        394,641        362,293         295,816
-------------- -------------- -------------- -------------- -------------- ---------------
    (65,916)       (51,755)       (39,304)        60,419        (47,745)         94,579
-------------- -------------- -------------- -------------- -------------- ---------------
         --             --             --             --             --              --
    104,198        (47,680)      (219,528)      (412,007)      (887,093)     (2,074,439)
-------------- -------------- -------------- -------------- -------------- ---------------
    104,198        (47,680)      (219,528)      (412,007)      (887,093)     (2,074,439)
-------------- -------------- -------------- -------------- -------------- ---------------
    121,090      1,843,398      1,519,136      3,096,938      6,661,231      14,134,862
-------------- -------------- -------------- -------------- -------------- ---------------
    225,288      1,795,718      1,299,608      2,684,931      5,774,138      12,060,423
-------------- -------------- -------------- -------------- -------------- ---------------
  $ 159,372    $ 1,743,963    $ 1,260,304    $ 2,745,350    $ 5,726,393    $ 12,155,002
============== ============== ============== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                           MSF METLIFE CONSERVATIVE ALLOCATION
                                                                           INVESTMENT DIVISION
                                                           -----------------------------------
                                                                2011         2010      2009
                                                           ------------ --------- ------------
INVESTMENT INCOME:
     Dividends                                              $ 98,787    $ 102,209  $ 56,682
                                                           ------------ --------- ------------
EXPENSES:
     Mortality and expense risk charges                       30,203       21,942    14,419
                                                           ------------ --------- ------------
        Total expenses                                        30,203       21,942    14,419
                                                           ------------ --------- ------------
           Net investment income (loss)                       68,584       80,267    42,263
                                                           ------------ --------- ------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --           --    10,668
     Realized gains (losses) on sale of investments           77,218       46,459    (4,941)
                                                           ------------ --------- ------------
           Net realized gains (losses)                        77,218       46,459     5,727
                                                           ------------ --------- ------------
     Change in unrealized gains (losses) on investments      (37,275)     119,161   276,504
                                                           ------------ --------- ------------
     Net realized and changes in unrealized gains (losses)
        on investments                                        39,943      165,620   282,231
                                                           ------------ --------- ------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ 108,527    $ 245,887 $ 324,494
                                                           ============ ========= ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION            MSF METLIFE MID CAP STOCK INDEX
                            INVESTMENT DIVISION                        INVESTMENT DIVISION
----------------------------------------------- -------------------------------------------------
    2011                2010           2009            2011              2010           2009
------------ ---------------- ----------------- --------------- -------------- -----------------
$ 156,398           $ 193,442      $ 133,159       $ 593,088         $ 562,548      $ 810,735
------------ ---------------- ----------------- --------------- -------------- -----------------
   53,513              46,556         35,274         500,504           473,626        374,527
------------ ---------------- ----------------- --------------- -------------- -----------------
   53,513              46,556         35,274         500,504           473,626        374,527
------------ ---------------- ----------------- --------------- -------------- -----------------
  102,885             146,886         97,885          92,584            88,922        436,208
------------ ---------------- ----------------- --------------- -------------- -----------------
       --                  --         27,807       2,722,599            70,909      1,783,617
  135,436              32,319        (95,953)        678,616           177,461     (1,475,288)
------------ ---------------- ----------------- --------------- -------------- -----------------
  135,436              32,319        (68,146)      3,401,215           248,370        308,329
------------ ---------------- ----------------- --------------- -------------- -----------------
 (210,123)            421,073        828,280      (4,954,472)       12,893,844     13,600,526
------------ ---------------- ----------------- --------------- -------------- -----------------
  (74,687)            453,392        760,134      (1,553,257)       13,142,214     13,908,855
------------ ---------------- ----------------- --------------- -------------- -----------------
 $ 28,198           $ 600,278      $ 858,019    $ (1,460,673)     $ 13,231,136   $ 14,345,063
============ ================ ================= =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                               MSF METLIFE MODERATE ALLOCATION
                                                                           INVESTMENT DIVISION
                                                           ---------------------------------------
                                                               2011          2010          2009
                                                           ------------- ----------- -------------
INVESTMENT INCOME:
     Dividends                                              $ 669,982      $ 877,469    $ 699,782
                                                           ------------- ----------- -------------
EXPENSES:
     Mortality and expense risk charges                       304,573        264,549      193,170
                                                           ------------- ----------- -------------
        Total expenses                                        304,573        264,549      193,170
                                                           ------------- ----------- -------------
           Net investment income (loss)                       365,409        612,920      506,612
                                                           ------------- ----------- -------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                   --             --      337,203
     Realized gains (losses) on sale of investments           234,474         17,779     (340,090)
                                                           ------------- ----------- -------------
           Net realized gains (losses)                        234,474         17,779       (2,887)
                                                           ------------- ----------- -------------
     Change in unrealized gains (losses) on investments    (1,362,402)     3,378,733    5,007,760
                                                           ------------- ----------- -------------
     Net realized and changes in unrealized gains (losses)
        on investments                                     (1,127,928)     3,396,512    5,004,873
                                                           ------------- ----------- -------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (762,519)   $ 4,009,432  $ 5,511,485
                                                           ============= =========== =============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

   MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION                          MSF METLIFE STOCK INDEX
                             INVESTMENT DIVISION                              INVESTMENT DIVISION
------------------------------------------------- ------------------------------------------------
      2011              2010            2009            2011            2010             2009
--------------- ----------------- --------------- --------------- --------------- ----------------
 $ 1,073,341       $ 1,283,219     $ 1,144,971    $ 11,182,368    $ 10,671,016     $ 13,698,992
--------------- ----------------- --------------- --------------- --------------- ----------------
     567,221           486,295         365,479       4,861,432       4,862,670        4,016,527
--------------- ----------------- --------------- --------------- --------------- ----------------
     567,221           486,295         365,479       4,861,432       4,862,670        4,016,527
--------------- ----------------- --------------- --------------- --------------- ----------------
     506,120           796,924         779,492       6,320,936       5,808,346        9,682,465
--------------- ----------------- --------------- --------------- --------------- ----------------
          --                --         560,846       4,115,111              --       10,241,628
     112,005          (102,509)       (694,062)       (324,668)     (5,405,568)     (11,218,400)
--------------- ----------------- --------------- --------------- --------------- ----------------
     112,005          (102,509)       (133,216)      3,790,443      (5,405,568)        (976,772)
--------------- ----------------- --------------- --------------- --------------- ----------------
  (3,772,324)        7,116,457      10,602,923      (2,093,968)     82,259,608      112,925,652
--------------- ----------------- --------------- --------------- --------------- ----------------
  (3,660,319)        7,013,948      10,469,707       1,696,475      76,854,040      111,948,880
--------------- ----------------- --------------- --------------- --------------- ----------------
$ (3,154,199)      $ 7,810,872    $ 11,249,199    $  8,017,411    $ 82,662,386    $ 121,631,345
=============== ================= =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                    MSF MFS TOTAL RETURN
                                                                     INVESTMENT DIVISION
                                                           --------------------------------------
                                                                2011         2010         2009
                                                           ------------ ------------ ------------
INVESTMENT INCOME:
     Dividends                                             $ 208,852    $ 217,114    $ 230,711
                                                           ------------ ------------ ------------
EXPENSES:
     Mortality and expense risk charges                      112,685       86,631       51,498
                                                           ------------ ------------ ------------
        Total expenses                                       112,685       86,631       51,498
                                                           ------------ ------------ ------------
           Net investment income (loss)                       96,167      130,483      179,213
                                                           ------------ ------------ ------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --           --           --
     Realized gains (losses) on sale of investments          (29,847)     (99,947)    (173,243)
                                                           ------------ ------------ ------------
           Net realized gains (losses)                       (29,847)     (99,947)    (173,243)
                                                           ------------ ------------ ------------
     Change in unrealized gains (losses) on investments      (11,189)     568,242      937,515
                                                           ------------ ------------ ------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (41,036)     468,295      764,272
                                                           ------------ ------------ ------------
     Net increase (decrease) in net assets resulting
        from operations                                    $  55,131    $ 598,778    $ 943,485
                                                           ============ ============ ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                        MSF MFS VALUE                    MSF MORGAN STANLEY EAFE INDEX
                  INVESTMENT DIVISION                              INVESTMENT DIVISION
------------------------------------------ ----------------------------------------------
    2011           2010           2009           2011           2010            2009
------------ -------------- -------------- --------------- -------------- ---------------
$ 836,589      $ 713,180           $ --     $ 1,549,893    $ 1,568,147     $ 2,127,820
------------ -------------- -------------- --------------- -------------- ---------------
  469,226        457,584        360,654         552,900        524,541         418,461
------------ -------------- -------------- --------------- -------------- ---------------
  469,226        457,584        360,654         552,900        524,541         418,461
------------ -------------- -------------- --------------- -------------- ---------------
  367,363        255,596       (360,654)        996,993      1,043,606       1,709,359
------------ -------------- -------------- --------------- -------------- ---------------
       --             --             --              --             --         345,458
  (44,982)      (425,864)      (877,734)        137,025       (236,046)       (800,654)
------------ -------------- -------------- --------------- -------------- ---------------
  (44,982)      (425,864)      (877,734)        137,025       (236,046)       (455,196)
------------ -------------- -------------- --------------- -------------- ---------------
 (346,891)     5,358,513      9,493,542      (9,604,700)     3,674,685      11,844,795
------------ -------------- -------------- --------------- -------------- ---------------
 (391,873)     4,932,649      8,615,808      (9,467,675)     3,438,639      11,389,599
------------ -------------- -------------- --------------- -------------- ---------------
$ (24,510)   $ 5,188,245    $ 8,255,154    $ (8,470,682)   $ 4,482,245    $ 13,098,958
============ ============== ============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                       MSF NEUBERGER BERMAN GENESIS
                                                                                INVESTMENT DIVISION
                                                           -------------------------------------------
                                                                2011           2010           2009
                                                           -------------- ------------- --------------
INVESTMENT INCOME:
     Dividends                                               $ 596,562       $ 353,007      $ 663,127
                                                           -------------- ------------- --------------
EXPENSES:
     Mortality and expense risk charges                        663,840         628,387        512,489
                                                           -------------- ------------- --------------
        Total expenses                                         663,840         628,387        512,489
                                                           -------------- ------------- --------------
           Net investment income (loss)                        (67,278)       (275,380)       150,638
                                                           -------------- ------------- --------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                    --              --             --
     Realized gains (losses) on sale of investments           (976,828)     (2,085,738)    (2,703,187)
                                                           -------------- ------------- --------------
           Net realized gains (losses)                        (976,828)     (2,085,738)    (2,703,187)
                                                           -------------- ------------- --------------
     Change in unrealized gains (losses) on investments      4,961,322      15,927,942     10,045,644
                                                           -------------- ------------- --------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       3,984,494      13,842,204      7,342,457
                                                           -------------- ------------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ 3,917,216    $ 13,566,824    $ 7,493,095
                                                           ============== ============= ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

           MSF NEUBERGER BERMAN MID CAP VALUE             MSF OPPENHEIMER GLOBAL EQUITY
                          INVESTMENT DIVISION                       INVESTMENT DIVISION
----------------------------------------------- -----------------------------------------
      2011            2010            2009            2011           2010         2009
--------------- --------------- --------------- --------------- ----------- -------------
   $ 587,608       $ 569,862       $ 813,259       $ 845,569      $ 612,821    $ 852,361
--------------- --------------- --------------- --------------- ----------- -------------
     575,836         570,197         440,022         304,815        297,201      258,416
--------------- --------------- --------------- --------------- ----------- -------------
     575,836         570,197         440,022         304,815        297,201      258,416
--------------- --------------- --------------- --------------- ----------- -------------
      11,772            (335)        373,237         540,754        315,620      593,945
--------------- --------------- --------------- --------------- ----------- -------------
          --              --          16,184              --             --           --
     682,184          12,235      (1,401,599)        892,248        362,727     (362,452)
--------------- --------------- --------------- --------------- ----------- -------------
     682,184          12,235      (1,385,415)        892,248        362,727     (362,452)
--------------- --------------- --------------- --------------- ----------- -------------
  (5,912,606)     15,949,723      21,838,137      (5,213,727)     5,192,068   11,124,292
--------------- --------------- --------------- --------------- ----------- -------------
  (5,230,422)     15,961,958      20,452,722      (4,321,479)     5,554,795   10,761,840
--------------- --------------- --------------- --------------- ----------- -------------
$ (5,218,650)   $ 15,961,623    $ 20,825,959    $ (3,780,725)   $ 5,870,415 $ 11,355,785
=============== =============== =============== =============== =========== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                            MSF RUSSELL 2000 INDEX
                                                                               INVESTMENT DIVISION
                                                           ----------------------------------------------
                                                                 2011            2010           2009
                                                           --------------- --------------- --------------
INVESTMENT INCOME:
     Dividends                                                $ 561,526       $ 547,888      $ 812,284
                                                           --------------- --------------- --------------
EXPENSES:
     Mortality and expense risk charges                         389,979         378,183        318,144
                                                           --------------- --------------- --------------
        Total expenses                                          389,979         378,183        318,144
                                                           --------------- --------------- --------------
           Net investment income (loss)                         171,547         169,705        494,140
                                                           --------------- --------------- --------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                     --              --      1,106,089
     Realized gains (losses) on sale of investments             734,988         (66,857)    (1,035,970)
                                                           --------------- --------------- --------------
           Net realized gains (losses)                          734,988         (66,857)        70,119
                                                           --------------- --------------- --------------
     Change in unrealized gains (losses) on investments      (3,300,203)     11,828,973      9,093,620
                                                           --------------- --------------- --------------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (2,565,215)     11,762,116      9,163,739
                                                           --------------- --------------- --------------
     Net increase (decrease) in net assets resulting
        from operations                                    $ (2,393,668)   $ 11,931,821    $ 9,657,879
                                                           =============== =============== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

         MSF T. ROWE PRICE LARGE CAP GROWTH            MSF T. ROWE PRICE SMALL CAP GROWTH
                        INVESTMENT DIVISION                           INVESTMENT DIVISION
-------------------------------------------- ----------------------------------------------
     2011          2010            2009           2011            2010            2009
------------- -------------- --------------- -------------- --------------- ---------------
$   38,643      $ 113,187       $ 224,945           $ --            $ --       $ 200,547
------------- -------------- --------------- -------------- --------------- ---------------
   354,938        373,672         295,919        968,014         769,902         477,748
------------- -------------- --------------- -------------- --------------- ---------------
   354,938        373,672         295,919        968,014         769,902         477,748
------------- -------------- --------------- -------------- --------------- ---------------
  (316,295)      (260,485)        (70,974)      (968,014)       (769,902)       (277,201)
------------- -------------- --------------- -------------- --------------- ---------------
        --             --              --             --              --       1,576,442
   908,859        253,453        (485,740)     2,332,511         562,971      (1,108,337)
------------- -------------- --------------- -------------- --------------- ---------------
   908,859        253,453        (485,740)     2,332,511         562,971         468,105
------------- -------------- --------------- -------------- --------------- ---------------
(1,383,140)     6,370,252      13,392,122       (846,789)     22,601,563      19,138,611
------------- -------------- --------------- -------------- --------------- ---------------
  (474,281)     6,623,705      12,906,382      1,485,722      23,164,534      19,606,716
------------- -------------- --------------- -------------- --------------- ---------------
$ (790,576)   $ 6,363,220    $ 12,835,408    $   517,708    $ 22,394,632    $ 19,329,515
============= ============== =============== ============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                            MSF VAN ECK
                                                         GLOBAL NATURAL       MSF WESTERN ASSET MANAGEMENT
                                                              RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                                    INVESTMENT DIVISION                INVESTMENT DIVISION
                                                    ------------------- --------------------------------------
                                                           2011 (f)         2011          2010       2009
                                                    ------------------- ----------- ------------- ------------
INVESTMENT INCOME:
     Dividends                                                   $ --   $ 1,209,466 $ 1,333,421   $ 1,175,403
                                                    ------------------- ----------- ------------- ------------
EXPENSES:
     Mortality and expense risk charges                           609       192,580     182,131       148,016
                                                    ------------------- ----------- ------------- ------------
        Total expenses                                            609       192,580     182,131       148,016
                                                    ------------------- ----------- ------------- ------------
           Net investment income (loss)                          (609)    1,016,886   1,151,290     1,027,387
                                                    ------------------- ----------- ------------- ------------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                   --            --          --       518,778
     Realized gains (losses) on sale of investments               (45)      144,847      71,403      (136,510)
                                                    ------------------- ----------- ------------- ------------
           Net realized gains (losses)                            (45)      144,847      71,403       382,268
                                                    ------------------- ----------- ------------- ------------
     Change in unrealized gains (losses)
        on investments                                         (2,198)       64,600   1,196,007     3,433,572
                                                    ------------------- ----------- ------------- ------------
     Net realized and changes in unrealized gains
        (losses) on investments                                (2,243)      209,447   1,267,410     3,815,840
                                                    ------------------- ----------- ------------- ------------
     Net increase (decrease) in net assets
        resulting from operations                            $ (2,852)  $ 1,226,333 $ 2,418,700   $ 4,843,227
                                                    =================== =========== ============= ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                                PIMCO VIT
                                                ALL ASSET
MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT   INVESTMENT                PIMCO VIT LOW DURATION
                         INVESTMENT DIVISION     DIVISION                   INVESTMENT DIVISION
-------------------------------------------- ------------ --------------------------------------
    2011             2010          2009        2011 (f)      2011         2010       2009 (e)
------------ ---------------- -------------- ------------ ----------- ----------- --------------
$ 248,608           $ 448,826   $ 714,343      $ 2,796    $ 13,732       $ 12,187    $ 11,216
------------ ---------------- -------------- ------------ ----------- ----------- --------------
  131,962             134,214     131,035           22       2,905          2,779       1,731
------------ ---------------- -------------- ------------ ----------- ----------- --------------
  131,962             134,214     131,035           22       2,905          2,779       1,731
------------ ---------------- -------------- ------------ ----------- ----------- --------------
  116,646             314,612     583,308        2,774      10,827          9,408       9,485
------------ ---------------- -------------- ------------ ----------- ----------- --------------
  570,575              47,316          --           --          --          2,469      32,906
   (5,603)              1,727     (89,029)          --         618            260         180
------------ ---------------- -------------- ------------ ----------- ----------- --------------
  564,972              49,043     (89,029)          --         618          2,729      33,086
------------ ---------------- -------------- ------------ ----------- ----------- --------------
   82,587             435,726      44,105       (1,176)     (6,243)        23,685       1,601
------------ ---------------- -------------- ------------ ----------- ----------- --------------
  647,559             484,769     (44,924)      (1,176)     (5,625)        26,414      34,687
------------ ---------------- -------------- ------------ ----------- ----------- --------------
$ 764,205           $ 799,381   $ 538,384      $ 1,598     $ 5,202       $ 35,822    $ 44,172
============ ================ ============== ============ =========== =========== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                               PIONEER VCT EMERGING MARKETS
                                                                        INVESTMENT DIVISION
                                                           ------------------------------------
                                                                2011        2010         2009
                                                           ------------- ------------ ---------
INVESTMENT INCOME:
     Dividends                                             $       --      $ 3,039      $ 5,200
                                                           ------------- ------------ ---------
EXPENSES:
     Mortality and expense risk charges                        12,310       13,622        1,999
                                                           ------------- ------------ ---------
        Total expenses                                         12,310       13,622        1,999
                                                           ------------- ------------ ---------
           Net investment income (loss)                       (12,310)     (10,583)       3,201
                                                           ------------- ------------ ---------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                   --           --           --
     Realized gains (losses) on sale of investments           121,447       75,682        8,989
                                                           ------------- ------------ ---------
           Net realized gains (losses)                        121,447       75,682        8,989
                                                           ------------- ------------ ---------
     Change in unrealized gains (losses) on investments      (327,299)      68,690      311,181
                                                           ------------- ------------ ---------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (205,852)     144,372      320,170
                                                           ------------- ------------ ---------
     Net increase (decrease) in net assets
        resulting from operations                          $ (218,162)   $ 133,789    $ 323,371
                                                           ============= ============ =========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

  PIONEER VCT MID CAP VALUE           ROYCE MICRO-CAP
        INVESTMENT DIVISION       INVESTMENT DIVISION
------------------------------- ------------------------
    2011      2010    2009 (d)    2011         2010 (b)
----------- -------- ---------- ------------ -----------
 $ 1,190       $ 801    $ --      $ 8,331     $ 5,659
----------- -------- ---------- ------------ -----------
     550         297      34        1,375         619
----------- -------- ---------- ------------ -----------
     550         297      34        1,375         619
----------- -------- ---------- ------------ -----------
     640         504     (34)       6,956       5,040
----------- -------- ---------- ------------ -----------
      --          --      --           --          --
     580         313      32        1,545         197
----------- -------- ---------- ------------ -----------
     580         313      32        1,545         197
----------- -------- ---------- ------------ -----------
 (11,556)     14,039   2,439      (52,132)     61,964
----------- -------- ---------- ------------ -----------
 (10,976)     14,352   2,471      (50,587)     62,161
----------- -------- ---------- ------------ -----------
$(10,336)   $ 14,856 $ 2,437    $ (43,631)   $ 67,201
=========== ======== ========== ============ ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                       ROYCE SMALL-CAP
                                                                   INVESTMENT DIVISION
                                                           -----------------------------------
                                                                2011        2010    2009 (h)
                                                           ------------ ----------- ----------
INVESTMENT INCOME:
     Dividends                                               $ 3,804       $ 425       $ --
                                                           ------------ ----------- ----------
EXPENSES:
     Mortality and expense risk charges                        6,407       1,285         57
                                                           ------------ ----------- ----------
        Total expenses                                         6,407       1,285         57
                                                           ------------ ----------- ----------
           Net investment income (loss)                       (2,603)       (860)       (57)
                                                           ------------ ----------- ----------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                  --          --         --
     Realized gains (losses) on sale of investments           18,080       2,111         16
                                                           ------------ ----------- ----------
           Net realized gains (losses)                        18,080       2,111         16
                                                           ------------ ----------- ----------
     Change in unrealized gains (losses) on investments      (64,398)     63,066      2,984
                                                           ------------ ----------- ----------
     Net realized and changes in unrealized gains (losses)
        on investments                                       (46,318)     65,177      3,000
                                                           ------------ ----------- ----------
     Net increase (decrease) in net assets
        resulting from operations                          $ (48,921)   $ 64,317    $ 2,943
                                                           ============ =========== ==========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

UIF EMERGING MARKETS DEBT              UIF EMERGING MARKETS EQUITY
      INVESTMENT DIVISION                      INVESTMENT DIVISION
-------------------------- ---------------------------------------
    2011    2010  2009 (h)    2011         2010        2009 (h)
---------- ------ -------- ---------- ------------- --------------
   $ 7,775 $ 318   $ 74      $ 1,515          $ 758        $ --
---------- ------ -------- ---------- ------------- --------------
     1,372    31      6        2,182            520          17
---------- ------ -------- ---------- ------------- --------------
     1,372    31      6        2,182            520          17
---------- ------ -------- ---------- ------------- --------------
     6,403   287     68         (667)           238         (17)
---------- ------ -------- ---------- ------------- --------------
     2,422    --     --           --             --          --
       392    87     32        4,478            899         480
---------- ------ -------- ---------- ------------- --------------
     2,814    87     32        4,478            899         480
---------- ------ -------- ---------- ------------- --------------
        79   318     95      (99,779)        38,992       1,146
---------- ------ -------- ---------- ------------- --------------
     2,893   405    127      (95,301)        39,891       1,626
---------- ------ -------- ---------- ------------- --------------
  $  9,296 $ 692  $ 195    $ (95,968)      $ 40,129     $ 1,609
========== ====== ======== ========== ============= ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                           WELLS FARGO VT TOTAL RETURN BOND
                                                                        INVESTMENT DIVISION
                                                           --------------------------------
                                                              2011        2010       2009
                                                           ----------- ----------- --------
INVESTMENT INCOME:
     Dividends                                             $ 18,903    $ 29,774    $ 18,789
                                                           ----------- ----------- --------
EXPENSES:
     Mortality and expense risk charges                       6,364       6,709       1,892
                                                           ----------- ----------- --------
        Total expenses                                        6,364       6,709       1,892
                                                           ----------- ----------- --------
           Net investment income (loss)                      12,539      23,065      16,897
                                                           ----------- ----------- --------
NET REALIZED AND CHANGES IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                             30,313      23,602       2,046
     Realized gains (losses) on sale of investments          15,483      10,857       3,173
                                                           ----------- ----------- --------
           Net realized gains (losses)                       45,796      34,459       5,219
                                                           ----------- ----------- --------
     Change in unrealized gains (losses) on investments      (7,169)    (12,496)     23,526
                                                           ----------- ----------- --------
     Net realized and changes in unrealized gains (losses)
        on investments                                       38,627      21,963      28,745
                                                           ----------- ----------- --------
     Net increase (decrease) in net assets
        resulting from operations                          $ 51,166    $ 45,028    $ 45,642
                                                           =========== =========== ========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                      ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                           INVESTMENT DIVISION
                                                     ------------------------------------------
                                                          2011           2010         2009
                                                     -------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ (144,795)       $ 1,176       $ (370)
  Net realized gains (losses)                            (40,514)         8,379       (2,773)
  Change in unrealized gains (losses) on investments  (1,444,286)         1,480       45,397
                                                     -------------- -------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                (1,629,595)        11,035       42,254
                                                     -------------- -------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners             6,425          1,269       21,200
  Net transfers (including fixed account)              5,890,970        (20,468)      29,509
  Policy charges                                         (66,201)        (1,852)      (2,499)
  Transfers for policy benefits and terminations         (27,392)            --      (10,407)
                                                     -------------- -------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        5,803,802        (21,051)      37,803
                                                     -------------- -------------- ------------
     Net increase (decrease) in net assets             4,174,207        (10,016)      80,057
NET ASSETS:
  Beginning of year                                      119,488        129,504       49,447
                                                     -------------- -------------- ------------
  End of year                                        $ 4,293,695      $ 119,488    $ 129,504
                                                     ============== ============== ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

      ALLIANCEBERNSTEIN INTERMEDIATE BOND      ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                      INVESTMENT DIVISION                        INVESTMENT DIVISION
-------------------------------------------- ---------------------------------------
     2011           2010         2009 (a)            2011              2010 (b)
-------------- -------------- -------------- ----------------- ---------------------
    $ 1,914        $ 2,038          $ 692          $  (49)                $ 29
        184          2,172            716             175                    1
        563         (1,393)         2,187            (129)                  88
-------------- -------------- -------------- ----------------- ---------------------
      2,661          2,817          3,595              (3)                 118
-------------- -------------- -------------- ----------------- ---------------------
      2,678          3,570         13,019             268                   --
         --          9,880         23,126          (1,225)               1,252
     (1,310)        (1,055)          (590)           (135)                 (13)
         (8)          (255)       (10,842)           (121)                  --
-------------- -------------- -------------- ----------------- ---------------------
      1,360         12,140         24,713          (1,213)               1,239
-------------- -------------- -------------- ----------------- ---------------------
      4,021         14,957         28,308          (1,216)               1,357
     43,265         28,308             --           1,357                   --
-------------- -------------- -------------- ----------------- ---------------------
   $ 47,286       $ 43,265       $ 28,308           $ 141              $ 1,357
============== ============== ============== ================= =====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                               AMERICAN CENTURY VP VISTA
                                                                     INVESTMENT DIVISION
                                                      --------------------------------------
                                                           2011         2010         2009
                                                      ------------- ----------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $     (305)     $ (519)      $ (472)
  Net realized gains (losses)                              5,995      12,351      (47,927)
  Change in unrealized gains (losses) on investments      (8,184)     (1,947)      67,433
                                                      ------------- ----------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                    (2,494)      9,885       19,034
                                                      ------------- ----------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners            11,044      13,202      110,074
  Net transfers (including fixed account)                (72,025)    (83,499)     (53,969)
  Policy charges                                          (2,026)     (2,550)      (4,572)
  Transfers for policy benefits and terminations              --      (9,338)      (3,305)
                                                      ------------- ----------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (63,007)    (82,185)      48,228
                                                      ------------- ----------- ------------
     Net increase (decrease) in net assets               (65,501)    (72,300)      67,262
NET ASSETS:
  Beginning of year                                       74,155     146,455       79,193
                                                      ------------- ----------- ------------
  End of year                                            $ 8,654    $ 74,155    $ 146,455
                                                      ============= =========== ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                              AMERICAN FUNDS BOND           AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                              INVESTMENT DIVISION                                  INVESTMENT DIVISION
---------------------------------------------------- ------------------------------------------------------
     2011                   2010           2009            2011                   2010            2009
-------------- ---------------------- -------------- --------------- ---------------------- ---------------
  $ 105,549               $ 94,433       $ 88,860       $ 324,478              $ 538,047      $ (246,097)
     10,695                 (8,911)       (91,981)        (68,423)              (386,466)     (2,366,209)
    121,054                122,161        381,938     (13,188,181)            11,810,164      23,159,810
-------------- ---------------------- -------------- --------------- ---------------------- ---------------
    237,298                207,683        378,817     (12,932,126)            11,961,745      20,547,504
-------------- ---------------------- -------------- --------------- ---------------------- ---------------
    678,665                724,857        777,097       7,605,640              8,529,505       9,330,898
     53,187                320,665        (59,617)     (1,805,503)              (976,366)     (1,354,960)
   (333,117)              (330,299)      (371,335)     (3,739,239)            (4,049,658)     (3,968,778)
   (265,605)              (318,517)      (107,448)     (4,059,136)            (4,114,157)     (2,381,130)
-------------- ---------------------- -------------- --------------- ---------------------- ---------------
    133,130                396,706        238,697      (1,998,238)              (610,676)      1,626,030
-------------- ---------------------- -------------- --------------- ---------------------- ---------------
    370,428                604,389        617,514     (14,930,364)            11,351,069      22,173,534
  4,365,031              3,760,642      3,143,128      67,405,353             56,054,284      33,880,750
-------------- ---------------------- -------------- --------------- ---------------------- ---------------
$ 4,735,459            $ 4,365,031    $ 3,760,642    $ 52,474,989           $ 67,405,353    $ 56,054,284
============== ====================== ============== =============== ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                     AMERICAN FUNDS GROWTH
                                                                                       INVESTMENT DIVISION
                                                     ----------------------------------------------------------
                                                            2011                     2010             2009
                                                     ---------------- ------------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                           $(257,824)              $ (121,539)      $ (160,985)
  Net realized gains (losses)                              658,869                 (328,082)      (1,821,468)
  Change in unrealized gains (losses) on investments    (6,628,058)              19,817,938       31,985,158
                                                     ---------------- ------------------------ ----------------
     Net increase (decrease) in net assets resulting
       from operations                                  (6,227,013)              19,368,317       30,002,705
                                                     ---------------- ------------------------ ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          15,130,932               16,677,167       18,769,815
  Net transfers (including fixed account)               (1,178,160)              (1,005,842)      (2,195,305)
  Policy charges                                        (8,119,220)              (8,182,015)      (8,384,980)
  Transfers for policy benefits and terminations        (8,844,884)              (8,617,264)      (5,510,035)
                                                     ---------------- ------------------------ ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         (3,011,332)              (1,127,954)       2,679,495
                                                     ---------------- ------------------------ ----------------
     Net increase (decrease) in net assets              (9,238,345)              18,240,363       32,682,200
NET ASSETS:
  Beginning of year                                    127,437,855              109,197,492       76,515,292
                                                     ---------------- ------------------------ ----------------
  End of year                                        $ 118,199,510            $ 127,437,855    $ 109,197,492
                                                     ================ ======================== ================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                AMERICAN FUNDS GROWTH-INCOME             AMERICAN FUNDS INTERNATIONAL
                         INVESTMENT DIVISION                      INVESTMENT DIVISION
----------------------------------------------- ----------------------------------------
        2011            2010            2009         2011         2010           2009
--------------- --------------- --------------- ------------ ------------ --------------
 $   553,773       $ 453,689       $ 446,910     $    980      $ 3,782          $ 799
     (58,726)       (336,443)       (956,152)        (605)        (608)         1,537
  (2,428,568)      6,948,053      15,943,649     (108,507)      46,566         19,842
--------------- --------------- --------------- ------------ ------------ --------------
  (1,933,521)      7,065,299      15,434,407     (108,132)      49,740         22,178
--------------- --------------- --------------- ------------ ------------ --------------
   9,556,841      10,334,758      11,825,982        4,120      196,875         22,210
    (457,407)       (240,405)     (1,377,002)     (89,752)     113,293        416,930
  (5,030,683)     (5,117,228)     (5,387,634)      (8,379)      (7,689)        (1,457)
  (4,739,607)     (4,718,644)     (3,569,007)     (82,771)      (7,938)       (38,651)
--------------- --------------- --------------- ------------ ------------ --------------
    (670,856)        258,481       1,492,339     (176,782)     294,541        399,032
--------------- --------------- --------------- ------------ ------------ --------------
  (2,604,377)      7,323,780      16,926,746     (284,914)     344,281        421,210
  73,861,194      66,537,414      49,610,668      809,625      465,344         44,134
--------------- --------------- --------------- ------------ ------------ --------------
$ 71,256,817    $ 73,861,194    $ 66,537,414    $ 524,711    $ 809,625      $ 465,344
=============== =============== =============== ============ ============ ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                      AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                      INVESTMENT DIVISION
                                                     ------------------------------------------------------
                                                           2011              2010                2009
                                                     -------------- ---------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                             $ 172                   $ 87          $ 1,740
  Net realized gains (losses)                              1,620                    643            1,124
  Change in unrealized gains (losses) on investments         885                  1,804           (1,799)
                                                     -------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                     2,677                  2,534            1,065
                                                     -------------- ---------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners            18,071                  7,825           43,406
  Net transfers (including fixed account)                 (2,592)               (50,106)          40,706
  Policy charges                                          (8,463)               (10,089)          (8,355)
  Transfers for policy benefits and terminations          (1,984)                (2,565)         (21,474)
                                                     -------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                            5,032                (54,935)          54,283
                                                     -------------- ---------------------- ----------------
     Net increase (decrease) in net assets                 7,709                (52,401)          55,348
NET ASSETS:
  Beginning of year                                       37,830                 90,231           34,883
                                                     -------------- ---------------------- ----------------
  End of year                                           $ 45,539               $ 37,830         $ 90,231
                                                     ============== ====================== ================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

      DREYFUS VIF INTERNATIONAL VALUE            FIDELITY VIP ASSET MANAGER: GROWTH
                  INVESTMENT DIVISION                           INVESTMENT DIVISION
-------------------------------------- --------------------------------------------
    2011         2010         2009           2011           2010           2009
------------ ------------ ------------ -------------- -------------- --------------
  $ 3,287      $ 2,491      $ 9,269       $ 12,600        $ 7,999       $ 15,866
     (960)     (14,086)    (185,176)        74,260         37,274        (16,185)
  (45,726)      19,382      238,024       (205,700)       201,872        427,179
------------ ------------ ------------ -------------- -------------- --------------
  (43,399)       7,787       62,117       (118,840)       247,145        426,860
------------ ------------ ------------ -------------- -------------- --------------
    1,458          955       28,115        182,388        168,558        240,196
   (1,532)     (65,938)     (85,562)       (79,369)       (53,668)       256,106
   (3,164)      (3,082)      (8,707)       (67,026)       (58,088)       (64,669)
     (766)          --      (45,781)      (392,245)      (120,774)       (44,925)
------------ ------------ ------------ -------------- -------------- --------------
   (4,004)     (68,065)    (111,935)      (356,252)       (63,972)       386,708
------------ ------------ ------------ -------------- -------------- --------------
  (47,403)     (60,278)     (49,818)      (475,092)       183,173        813,568
  231,464      291,742      341,560      1,905,608      1,722,435        908,867
------------ ------------ ------------ -------------- -------------- --------------
$ 184,061    $ 231,464    $ 291,742    $ 1,430,516    $ 1,905,608    $ 1,722,435
============ ============ ============ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                     FIDELITY VIP CONTRAFUND
                                                                         INVESTMENT DIVISION
                                                     --------------------------------------------
                                                          2011           2010           2009
                                                     -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 10,058        $ 9,930       $ 30,836
  Net realized gains (losses)                             12,745       (217,628)      (198,535)
  Change in unrealized gains (losses) on investments     (98,141)       648,547      1,136,586
                                                     -------------- -------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                   (75,338)       440,849        968,887
                                                     -------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           206,289        166,923        431,847
  Net transfers (including fixed account)               (243,464)    (1,821,221)       898,388
  Policy charges                                         (93,976)       (86,557)       (99,153)
  Transfers for policy benefits and terminations        (319,235)       (10,806)      (139,114)
                                                     -------------- -------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         (450,386)    (1,751,661)     1,091,968
                                                     -------------- -------------- --------------
     Net increase (decrease) in net assets              (525,724)    (1,310,812)     2,060,855
NET ASSETS:
  Beginning of year                                    2,677,373      3,988,185      1,927,330
                                                     -------------- -------------- --------------
  End of year                                        $ 2,151,649    $ 2,677,373    $ 3,988,185
                                                     ============== ============== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

          FIDELITY VIP EQUITY-INCOME           FIDELITY VIP FREEDOM 2010
                 INVESTMENT DIVISION                 INVESTMENT DIVISION
------------------------------------- -----------------------------------
    2011         2010         2009       2011        2010        2009
----------- ------------ ------------ ----------- ----------- -----------
   $(112)     $ 2,489      $ 3,688       $ 576       $ 545       $ 457
   2,625       (5,418)    (392,905)      1,481         537      (1,656)
  (8,921)      31,745      405,695      (2,344)      2,036       3,793
----------- ------------ ------------ ----------- ----------- -----------
  (6,408)      28,816       16,478        (287)      3,118       2,594
----------- ------------ ------------ ----------- ----------- -----------
  26,285       37,251       60,293       2,823       2,793       1,353
 (55,376)    (103,500)    (169,930)        884      12,520     (12,215)
  (4,119)      (5,643)     (10,922)         --          --          --
(144,483)          --     (227,954)     (1,136)     (1,119)       (753)
----------- ------------ ------------ ----------- ----------- -----------
(177,693)     (71,892)    (348,513)      2,571      14,194     (11,615)
----------- ------------ ------------ ----------- ----------- -----------
(184,101)     (43,076)    (332,035)      2,284      17,312      (9,021)
 202,690      245,766      577,801      31,860      14,548      23,569
----------- ------------ ------------ ----------- ----------- -----------
$ 18,589    $ 202,690    $ 245,766    $ 34,144    $ 31,860    $ 14,548
=========== ============ ============ =========== =========== ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                               FIDELITY VIP FREEDOM 2020
                                                                     INVESTMENT DIVISION
                                                     --------------------------------------
                                                          2011         2010         2009
                                                     ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 12,681     $ 12,680     $ 17,181
  Net realized gains (losses)                           12,805        8,278         (918)
  Change in unrealized gains (losses) on investments   (33,543)      70,032      149,817
                                                     ------------ ------------ ------------
     Net increase (decrease) in net assets resulting
       from operations                                  (8,057)      90,990      166,080
                                                     ------------ ------------ ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          12,681       10,953        2,536
  Net transfers (including fixed account)               33,211        1,108      449,027
  Policy charges                                        (7,830)      (7,298)      (5,925)
  Transfers for policy benefits and terminations       (68,993)      (5,562)        (928)
                                                     ------------ ------------ ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (30,931)        (799)     444,710
                                                     ------------ ------------ ------------
     Net increase (decrease) in net assets             (38,988)      90,191      610,790
NET ASSETS:
  Beginning of year                                    738,702      648,511       37,721
                                                     ------------ ------------ ------------
  End of year                                        $ 699,714    $ 738,702    $ 648,511
                                                     ============ ============ ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                            FIDELITY VIP
     FIDELITY VIP FREEDOM 2030              FREEDOM 2050
           INVESTMENT DIVISION       INVESTMENT DIVISION
------------------------------------ --------------------
   2011         2010         2009          2011 (c)
----------- ------------ ----------- -------------------
 $   932      $ 1,654       $ 512               $ 228
  11,923        1,390         367              (3,654)
 (12,843)      11,839       6,395               1,450
----------- ------------ ----------- -------------------
      12       14,883       7,274              (1,976)
----------- ------------ ----------- -------------------
   2,634        3,169       1,286                  --
 (51,129)      62,506       2,573              17,414
    (369)      (1,042)        (28)                 --
  (2,369)      (3,063)       (754)                 --
----------- ------------ ----------- -------------------
 (51,233)      61,570       3,077              17,414
----------- ------------ ----------- -------------------
 (51,221)      76,453      10,351              15,438
 108,191       31,738      21,387                  --
----------- ------------ ----------- -------------------
$ 56,970    $ 108,191    $ 31,738            $ 15,438
=========== ============ =========== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                             FIDELITY VIP HIGH INCOME
                                                                  INVESTMENT DIVISION
                                                     ----------------------------------
                                                         2011       2010     2009 (d)
                                                     ----------- ---------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 2,926      $ 310     $ 2,849
  Net realized gains (losses)                              13       (227)         11
  Change in unrealized gains (losses) on investments   (1,768)       801        (647)
                                                     ----------- ---------- -----------
     Net increase (decrease) in net assets resulting
       from operations                                  1,171        884       2,213
                                                     ----------- ---------- -----------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          3,335         --      16,782
  Net transfers (including fixed account)              34,562    (36,834)     22,156
  Policy charges                                         (330)      (252)       (236)
  Transfers for policy benefits and terminations          (80)      (148)         --
                                                     ----------- ---------- -----------
     Net increase (decrease) in net assets resulting
       from policy transactions                        37,487    (37,234)     38,702
                                                     ----------- ---------- -----------
     Net increase (decrease) in net assets             38,658    (36,350)     40,915
NET ASSETS:
  Beginning of year                                     4,565     40,915          --
                                                     ----------- ---------- -----------
  End of year                                        $ 43,223    $ 4,565    $ 40,915
                                                     =========== ========== ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

         FIDELITY VIP INVESTMENT GRADE BOND                   FIDELITY VIP MID CAP
                        INVESTMENT DIVISION                    INVESTMENT DIVISION
-------------------------------------------- ----------------------------------------
     2011           2010           2009         2011           2010         2009
-------------- -------------- -------------- ------------ -------------- ------------
   $ 48,188       $ 13,892       $ 10,311    $  (5,575)      $ (4,707)       $ (23)
     21,189         23,465          3,887       12,027          3,104          742
      1,742        (13,312)        (1,678)     (60,535)        83,723       13,131
-------------- -------------- -------------- ------------ -------------- ------------
     71,119         24,045         12,520      (54,083)        82,120       13,850
-------------- -------------- -------------- ------------ -------------- ------------
      1,122            829          4,336        5,952         95,232        3,949
  1,150,764        281,430        183,821      253,173         77,140      192,734
    (10,497)        (4,910)        (4,482)      (5,498)        (3,824)        (835)
         --             --         (5,946)     (47,617)        (4,506)     (25,654)
-------------- -------------- -------------- ------------ -------------- ------------
  1,141,389        277,349        177,729      206,010        164,042      170,194
-------------- -------------- -------------- ------------ -------------- ------------
  1,212,508        301,394        190,249      151,927        246,162      184,044
    535,344        233,950         43,701      462,031        215,869       31,825
-------------- -------------- -------------- ------------ -------------- ------------
$ 1,747,852      $ 535,344      $ 233,950    $ 613,958      $ 462,031    $ 215,869
============== ============== ============== ============ ============== ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                     FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES
                                                                           INVESTMENT DIVISION
                                                     -------------------------------------------
                                                         2011           2010          2009
                                                     ------------ --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 18,799         $ 7,237        $ 3,112
  Net realized gains (losses)                            1,929          (4,189)      (438,168)
  Change in unrealized gains (losses) on investments   (59,670)         81,592        609,659
                                                     ------------ --------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                 (38,942)         84,640        174,603
                                                     ------------ --------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          53,641          97,464        291,315
  Net transfers (including fixed account)              113,146         (79,267)    (1,354,085)
  Policy charges                                       (20,333)        (17,879)       (31,930)
  Transfers for policy benefits and terminations      (291,009)           (141)       (32,906)
                                                     ------------ --------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                       (144,555)            177     (1,127,606)
                                                     ------------ --------------- --------------
     Net increase (decrease) in net assets            (183,497)         84,817       (953,003)
NET ASSETS:
  Beginning of year                                    967,332         882,515      1,835,518
                                                     ------------ --------------- --------------
  End of year                                        $ 783,835       $ 967,332      $ 882,515
                                                     ============ =============== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

      FTVIPT TEMPLETON FOREIGN SECURITIES    FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                      INVESTMENT DIVISION                        INVESTMENT DIVISION
-------------------------------------------- ---------------------------------------
     2011           2010           2009         2011           2010        2009 (e)
-------------- -------------- -------------- ------------ ------------- ------------
   $(22,203)     $ (74,871)     $ 211,754     $  9,757         $ (29)         $ (4)
    253,750        (50,450)      (153,389)     (11,299)        4,601             5
   (552,735)       614,425      2,059,948      (11,949)         (171)          239
-------------- -------------- -------------- ------------ ------------- ------------
   (321,188)       489,104      2,118,313      (13,491)        4,401           240
-------------- -------------- -------------- ------------ ------------- ------------
    379,032        834,212        807,327       38,191         9,303            --
 (5,636,582)       220,184       (284,673)     482,861        (9,428)        3,614
   (132,125)      (165,900)      (372,860)      (6,561)         (736)         (140)
   (512,046)       (68,047)      (189,134)    (215,383)       (3,516)          (10)
-------------- -------------- -------------- ------------ ------------- ------------
 (5,901,721)       820,449        (39,340)     299,108        (4,377)        3,464
-------------- -------------- -------------- ------------ ------------- ------------
 (6,222,909)     1,309,553      2,078,973      285,617            24         3,704
  9,244,694      7,935,141      5,856,168        3,728         3,704            --
-------------- -------------- -------------- ------------ ------------- ------------
$ 3,021,785    $ 9,244,694    $ 7,935,141    $ 289,345       $ 3,728       $ 3,704
============== ============== ============== ============ ============= ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                             GOLDMAN SACHS MID-CAP VALUE
                                                                     INVESTMENT DIVISION
                                                     ------------------------------------------
                                                          2011          2010          2009
                                                     ------------ ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $   932         $ 908         $ 2,747
  Net realized gains (losses)                          (27,627)      (13,608)       (540,331)
  Change in unrealized gains (losses) on investments     1,030        84,633         633,578
                                                     ------------ ------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                 (25,665)       71,933          95,994
                                                     ------------ ------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners              --            --              --
  Net transfers (including fixed account)                   --       (23,223)       (667,539)
  Policy charges                                        (7,841)       (7,848)        (13,708)
  Transfers for policy benefits and terminations       (65,335)       (2,114)           (214)
                                                     ------------ ------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (73,176)      (33,185)       (681,461)
                                                     ------------ ------------- ---------------
     Net increase (decrease) in net assets             (98,841)       38,748        (585,467)
NET ASSETS:
  Beginning of year                                    367,089       328,341         913,808
                                                     ------------ ------------- ---------------
  End of year                                        $ 268,248     $ 367,089       $ 328,341
                                                     ============ ============= ===============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                   INVESCO V.I.
                                                                                                     GOVERNMENT
 GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY                  INVESCO V.I. GLOBAL REAL ESTATE          SECURITIES
                       INVESTMENT DIVISION                              INVESTMENT DIVISION INVESTMENT DIVISION
------------------------------------------ ------------------------------------------------ -------------------
       2011            2010        2009         2011             2010            2009                 2011 (f)
--------------- -------------- ----------- -------------- ---------------- ---------------- -------------------
      $ 251           $ 100       $ 551       $ 22,923         $ 32,545         $ (5,813)             $ (120)
        175          (7,335)    (17,708)      (158,339)        (130,047)        (698,156)              1,389
       (255)         18,632      28,044        (44,519)         289,353        1,038,943               1,336
--------------- -------------- ----------- -------------- ---------------- ---------------- -------------------
        171          11,397      10,887       (179,935)         191,851          334,974               2,605
--------------- -------------- ----------- -------------- ---------------- ---------------- -------------------
        468           4,077      12,573         18,821            3,708          143,426                  --
         --         (33,283)      4,125        131,727          (63,773)        (367,827)             19,885
     (1,631)         (1,447)     (1,545)       (16,626)         (14,537)         (55,212)               (999)
         (1)             --      (4,928)       (60,454)         (26,660)          (3,924)                 --
--------------- -------------- ----------- -------------- ---------------- ---------------- -------------------
     (1,164)        (30,653)     10,225         73,468         (101,262)        (283,537)             18,886
--------------- -------------- ----------- -------------- ---------------- ---------------- -------------------
       (993)        (19,256)     21,112       (106,467)          90,589           51,437              21,491
     51,252          70,508      49,396      1,597,111        1,506,522        1,455,085                  --
--------------- -------------- ----------- -------------- ---------------- ---------------- -------------------
$    50,259        $ 51,252    $ 70,508    $ 1,490,644      $ 1,597,111      $ 1,506,522            $ 21,491
=============== ============== =========== ============== ================ ================ ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                          INVESCO V.I. INTERNATIONAL GROWTH
                                                                        INVESTMENT DIVISION
                                                     ------------------------------------------
                                                         2011            2010        2009 (d)
                                                     ----------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 2,260         $ 3,581          $ 213
  Net realized gains (losses)                           3,888           1,465             34
  Change in unrealized gains (losses) on investments  (28,330)         26,537          2,258
                                                     ----------- --------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                (22,182)         31,583          2,505
                                                     ----------- --------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          3,175          43,890             --
  Net transfers (including fixed account)             (26,489)        184,805         16,392
  Policy charges                                       (5,587)         (4,422)          (495)
  Transfers for policy benefits and terminations     (197,921)         (1,805)           (42)
                                                     ----------- --------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                      (226,822)        222,468         15,855
                                                     ----------- --------------- --------------
     Net increase (decrease) in net assets           (249,004)        254,051         18,360
NET ASSETS:
  Beginning of year                                   272,411          18,360             --
                                                     ----------- --------------- --------------
  End of year                                        $ 23,407       $ 272,411       $ 18,360
                                                     =========== =============== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

INVESCO V.I. VAN KAMPEN COMSTOCK                   JANUS ASPEN BALANCED
             INVESTMENT DIVISION                    INVESTMENT DIVISION
-------------------------------- --------------------------------------------
     2011             2010 (g)        2011           2010           2009
------------ ------------------- -------------- -------------- --------------
    $  66                $ --       $ 18,800       $ 30,692       $ 12,907
     (127)                 53        137,912         26,581         19,174
   (6,181)                 45       (161,867)        90,252         93,262
------------ ------------------- -------------- -------------- --------------
   (6,242)                 98         (5,155)       147,525        125,343
------------ ------------------- -------------- -------------- --------------
   18,211                  --        105,004        500,783        116,443
  148,276              31,986       (679,101)       426,734      1,020,529
   (2,267)                 --        (31,952)       (30,577)       (15,717)
       --                  --       (575,867)        (8,070)        (2,543)
------------ ------------------- -------------- -------------- --------------
  164,220              31,986     (1,181,916)       888,870      1,118,712
------------ ------------------- -------------- -------------- --------------
  157,978              32,084     (1,187,071)     1,036,395      1,244,055
   32,084                  --      2,526,859      1,490,464        246,409
------------ ------------------- -------------- -------------- --------------
$ 190,062            $ 32,084    $ 1,339,788    $ 2,526,859    $ 1,490,464
============ =================== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                         JANUS ASPEN FORTY
                                                                       INVESTMENT DIVISION
                                                     ------------------------------------------
                                                          2011          2010          2009
                                                     ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $(13,635)       $ (14,015)    $ (2,048)
  Net realized gains (losses)                           43,353           14,051      (78,622)
  Change in unrealized gains (losses) on investments  (117,114)          47,707      310,554
                                                     ------------ ---------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                 (87,396)          47,743      229,884
                                                     ------------ ---------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          58,591          190,160      165,769
  Net transfers (including fixed account)             (237,596)          46,953      209,535
  Policy charges                                       (14,197)         (16,395)     (23,392)
  Transfers for policy benefits and terminations      (229,034)          (6,634)    (106,150)
                                                     ------------ ---------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                       (422,236)         214,084      245,762
                                                     ------------ ---------------- ------------
     Net increase (decrease) in net assets            (509,632)         261,827      475,646
NET ASSETS:
  Beginning of year                                  1,212,768          950,941      475,295
                                                     ------------ ---------------- ------------
  End of year                                        $ 703,136      $ 1,212,768    $ 950,941
                                                     ============ ================ ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                           JANUS ASPEN JANUS                      JANUS ASPEN OVERSEAS
                         INVESTMENT DIVISION                       INVESTMENT DIVISION
----------------------------------------------- ---------------------------------------
    2011               2010           2009         2011           2010        2009
------------- ------------------ -------------- ------------ -------------- -----------
 $ (31,581)         $(153,142)       $ 5,686   $  (28,181)      $    792        $ 58
 1,561,413             52,158        (31,201)     (90,371)         4,218      26,564
(1,416,036)           848,330      1,662,317     (214,175)        62,994      37,885
------------- ------------------ -------------- ------------ -------------- -----------
   113,796            747,346      1,636,802     (332,727)        68,004      64,507
------------- ------------------ -------------- ------------ -------------- -----------
     6,403            635,005        658,401       17,337         61,601       9,283
(6,850,158)           (58,773)         8,858      362,799        175,192      11,467
   (52,198)          (122,027)      (310,790)     (27,743)        (7,034)     (3,624)
  (191,751)                --         (1,693)     (51,382)        (4,005)    (25,524)
------------- ------------------ -------------- ------------ -------------- -----------
(7,087,704)           454,205        354,776      301,011        225,754      (8,398)
------------- ------------------ -------------- ------------ -------------- -----------
(6,973,908)         1,201,551      1,991,578      (31,716)       293,758      56,109
 7,832,002          6,630,451      4,638,873      375,851         82,093      25,984
------------- ------------------ -------------- ------------ -------------- -----------
 $ 858,094        $ 7,832,002    $ 6,630,451    $ 344,135      $ 375,851    $ 82,093
============= ================== ============== ============ ============== ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                   MFS VIT GLOBAL EQUITY
                                                                     INVESTMENT DIVISION
                                                     --------------------------------------
                                                         2011           2010        2009
                                                     ----------- -------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 214          $ 634     $ 1,004
  Net realized gains (losses)                          12,787            183     (11,994)
  Change in unrealized gains (losses) on investments  (16,173)        19,523      27,307
                                                     ----------- -------------- -----------
     Net increase (decrease) in net assets resulting
       from operations                                 (3,172)        20,340      16,317
                                                     ----------- -------------- -----------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         10,718         28,453      20,456
  Net transfers (including fixed account)            (180,476)       103,015      (9,035)
  Policy charges                                       (1,193)        (2,360)     (1,544)
  Transfers for policy benefits and terminations      (47,257)        (1,538)     (5,469)
                                                     ----------- -------------- -----------
     Net increase (decrease) in net assets resulting
       from policy transactions                      (218,208)       127,570       4,408
                                                     ----------- -------------- -----------
     Net increase (decrease) in net assets           (221,380)       147,910      20,725
NET ASSETS:
  Beginning of year                                   226,794         78,884      58,159
                                                     ----------- -------------- -----------
  End of year                                         $ 5,414      $ 226,794    $ 78,884
                                                     =========== ============== ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                   MFS VIT HIGH INCOME                          MFS VIT NEW DISCOVERY
                   INVESTMENT DIVISION                            INVESTMENT DIVISION
----------------------------------------- -------------------------------------------
     2011          2010         2009         2011            2010            2009
------------ --------------- ------------ ------------ --------------- --------------
 $ 11,578         $ 8,200        $ 660    $    (555)      $    (340)       $   (27)
      361             680          326       18,098             544          1,560
   (7,343)          7,331       21,466      (32,906)         28,843          3,314
------------ --------------- ------------ ------------ --------------- --------------
    4,596          16,211       22,452      (15,363)         29,047          4,847
------------ --------------- ------------ ------------ --------------- --------------
       --              --        3,777        6,694           8,926            564
       --            (706)      90,405            5          94,362            (83)
   (1,372)         (1,293)        (684)      (3,864)         (2,441)          (178)
      (22)             --       (1,164)          --              --         (2,063)
------------ --------------- ------------ ------------ --------------- --------------
   (1,394)         (1,999)      92,334        2,835         100,847         (1,760)
------------ --------------- ------------ ------------ --------------- --------------
    3,202          14,212      114,786      (12,528)        129,894          3,087
  132,109         117,897        3,111      134,923           5,029          1,942
------------ --------------- ------------ ------------ --------------- --------------
$ 135,311       $ 132,109    $ 117,897    $ 122,395       $ 134,923        $ 5,029
============ =============== ============ ============ =============== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                             MFS VIT VALUE
                                                                       INVESTMENT DIVISION
                                                     ------------------------------------------
                                                         2011          2010           2009
                                                     ----------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 714           $ 676          $ 546
  Net realized gains (losses)                          (9,686)           (552)        (1,224)
  Change in unrealized gains (losses) on investments    6,173           7,585         14,082
                                                     ----------- --------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                 (2,799)          7,709         13,404
                                                     ----------- --------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners             --              --             --
  Net transfers (including fixed account)                  --              --             --
  Policy charges                                       (2,437)         (2,613)        (2,736)
  Transfers for policy benefits and terminations      (29,560)             (2)            (1)
                                                     ----------- --------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                       (31,997)         (2,615)        (2,737)
                                                     ----------- --------------- --------------
     Net increase (decrease) in net assets            (34,796)          5,094         10,667
NET ASSETS:
  Beginning of year                                    79,095          74,001         63,334
                                                     ----------- --------------- --------------
  End of year                                        $ 44,299        $ 79,095       $ 74,001
                                                     =========== =============== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

     MIST AMERICAN FUNDS BALANCED ALLOCATION      MIST AMERICAN FUNDS GROWTH ALLOCATION
                         INVESTMENT DIVISION                        INVESTMENT DIVISION
-------------------------------------------- -------------------------------------------
    2011            2010           2009         2011            2010           2009
------------ ---------------- -------------- ------------ --------------- --------------
  $ 6,635          $ 3,146           $ --     $ 10,815         $ 2,434           $ --
    6,294            1,822            (28)       9,254           5,990          1,298
  (23,258)          26,193         14,667      (58,738)         79,550         20,909
------------ ---------------- -------------- ------------ --------------- --------------
  (10,329)          31,161         14,639      (38,669)         87,974         22,207
------------ ---------------- -------------- ------------ --------------- --------------
  100,111          105,391         30,361      267,061         355,048         87,422
   36,239           89,836        167,911       31,086         223,657         36,431
  (32,003)         (11,710)        (9,727)    (124,905)        (93,195)       (24,118)
   (5,429)              --           (563)     (59,628)         (2,170)        (2,703)
------------ ---------------- -------------- ------------ --------------- --------------
   98,918          183,517        187,982      113,614         483,340         97,032
------------ ---------------- -------------- ------------ --------------- --------------
   88,589          214,678        202,621       74,945         571,314        119,239
  427,406          212,728         10,107      706,300         134,986         15,747
------------ ---------------- -------------- ------------ --------------- --------------
$ 515,995        $ 427,406      $ 212,728    $ 781,245       $ 706,300      $ 134,986
============ ================ ============== ============ =============== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                       MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                           INVESTMENT DIVISION
                                                     -------------------------------------------
                                                         2011            2010           2009
                                                     ------------ --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 5,453         $ 2,501           $ --
  Net realized gains (losses)                            3,384             646            370
  Change in unrealized gains (losses) on investments    (7,233)         16,902         11,101
                                                     ------------ --------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                   1,604          20,049         11,471
                                                     ------------ --------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         153,402         103,657         36,169
  Net transfers (including fixed account)               57,534          70,020         57,483
  Policy charges                                       (55,936)        (37,265)       (13,816)
  Transfers for policy benefits and terminations        (5,092)         (2,260)           (21)
                                                     ------------ --------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        149,908         134,152         79,815
                                                     ------------ --------------- --------------
     Net increase (decrease) in net assets             151,512         154,201         91,286
NET ASSETS:
  Beginning of year                                    250,094          95,893          4,607
                                                     ------------ --------------- --------------
  End of year                                        $ 401,606       $ 250,094       $ 95,893
                                                     ============ =============== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                        MIST BLACKROCK LARGE CAP CORE                      MIST CLARION GLOBAL REAL ESTATE
                                  INVESTMENT DIVISION                                  INVESTMENT DIVISION
------------------------------------------------------ ---------------------------------------------------
      2011               2010               2009            2011              2010              2009
---------------- ------------------ ------------------ --------------- ----------------- -----------------
  $ 1,161,359        $ 1,615,609        $ 2,132,876       $ 668,733       $ 1,391,967         $ 376,681
   (4,542,808)        (7,248,214)       (10,716,690)       (421,589)         (571,095)       (1,092,248)
    3,050,880         38,497,976         54,384,062      (1,500,208)        1,969,823         5,493,585
---------------- ------------------ ------------------ --------------- ----------------- -----------------
     (330,569)        32,865,371         45,800,248      (1,253,064)        2,790,695         4,778,018
---------------- ------------------ ------------------ --------------- ----------------- -----------------
   32,085,988         34,809,861         38,206,877       2,829,699         3,115,895         3,655,037
   (2,768,320)        (2,767,361)        (5,847,879)       (266,335)           (6,843)         (802,883)
  (25,373,589)       (25,759,862)       (26,968,042)     (1,318,752)       (1,331,035)       (1,374,865)
  (21,487,307)       (21,236,249)       (18,412,707)     (1,591,725)       (1,474,613)         (714,297)
---------------- ------------------ ------------------ --------------- ----------------- -----------------
  (17,543,228)       (14,953,611)       (13,021,751)       (347,113)          303,404           762,992
---------------- ------------------ ------------------ --------------- ----------------- -----------------
  (17,873,797)        17,911,760         32,778,497      (1,600,177)        3,094,099         5,541,010
  309,489,536        291,577,776        258,799,279      21,160,564        18,066,465        12,525,455
---------------- ------------------ ------------------ --------------- ----------------- -----------------
$ 291,615,739      $ 309,489,536      $ 291,577,776    $ 19,560,387      $ 21,160,564      $ 18,066,465
================ ================== ================== =============== ================= =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                       MIST DREMAN SMALL CAP VALUE
                                                                               INVESTMENT DIVISION
                                                     ------------------------------------------------
                                                           2011           2010             2009
                                                     -------------- ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                             $ 217             $ (48)         $ (427)
  Net realized gains (losses)                              1,124               403          58,177
  Change in unrealized gains (losses) on investments      (4,058)            3,392           2,844
                                                     -------------- ----------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                    (2,717)            3,747          60,594
                                                     -------------- ----------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners             8,977             2,082             412
  Net transfers (including fixed account)                  6,064             6,849         240,274
  Policy charges                                          (3,875)           (2,325)         (5,500)
  Transfers for policy benefits and terminations              --                --        (278,764)
                                                     -------------- ----------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           11,166             6,606         (43,578)
                                                     -------------- ----------------- ---------------
     Net increase (decrease) in net assets                 8,449            10,353          17,016
NET ASSETS:
  Beginning of year                                       27,489            17,136             120
                                                     -------------- ----------------- ---------------
  End of year                                           $ 35,938          $ 27,489        $ 17,136
                                                     ============== ================= ===============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                 MIST HARRIS OAKMARK INTERNATIONAL                      MIST INVESCO SMALL CAP GROWTH
                               INVESTMENT DIVISION                                INVESTMENT DIVISION
---------------------------------------------------- --------------------------------------------------
     2011               2010              2009           2011              2010              2009
--------------- ------------------ ----------------- -------------- ------------------ ----------------
   $(234,682)         $ 343,311       $ 1,418,689       $(36,533)         $ (30,507)       $ (22,254)
    (114,036)          (312,283)       (1,294,657)       169,309            (15,371)         (84,509)
  (4,256,535)         4,235,035         8,897,628       (192,641)           887,599          919,328
--------------- ------------------ ----------------- -------------- ------------------ ----------------
  (4,605,253)         4,266,063         9,021,660        (59,865)           841,721          812,565
--------------- ------------------ ----------------- -------------- ------------------ ----------------
   3,837,373          4,074,673         4,204,850        453,004            471,774          525,764
     133,438            669,473           154,538         42,346            164,724          214,625
  (1,743,944)        (1,796,257)       (1,715,379)      (231,126)          (216,436)        (223,502)
  (1,949,570)        (2,128,605)       (1,050,988)      (261,290)          (184,521)        (124,073)
--------------- ------------------ ----------------- -------------- ------------------ ----------------
     277,297            819,284         1,593,021         (2,934)           235,541          392,814
--------------- ------------------ ----------------- -------------- ------------------ ----------------
  (4,327,956)         5,085,347        10,614,681        (56,931)         1,077,262        1,205,379
  31,544,698         26,459,351        15,844,670      4,469,898          3,392,636        2,187,257
--------------- ------------------ ----------------- -------------- ------------------ ----------------
$ 27,216,742       $ 31,544,698      $ 26,459,351    $ 4,412,967        $ 4,469,898      $ 3,392,636
=============== ================== ================= ============== ================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                    MIST JANUS FORTY
                                                                                 INVESTMENT DIVISION
                                                     --------------------------------------------------
                                                          2011               2010            2009
                                                     --------------- ------------------ ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 149,656          $ 119,973       $ (75,162)
  Net realized gains (losses)                               2,199            (41,591)       (540,105)
  Change in unrealized gains (losses) on investments   (1,278,619)         1,120,682       3,887,171
                                                     --------------- ------------------ ---------------
     Net increase (decrease) in net assets resulting
       from operations                                 (1,126,764)         1,199,064       3,271,904
                                                     --------------- ------------------ ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          2,050,382          2,241,409       2,031,808
  Net transfers (including fixed account)              (1,014,538)           410,883       1,027,089
  Policy charges                                         (884,372)          (908,738)       (846,828)
  Transfers for policy benefits and terminations         (795,086)          (788,374)       (298,955)
                                                     --------------- ------------------ ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (643,614)           955,180       1,913,114
                                                     --------------- ------------------ ---------------
     Net increase (decrease) in net assets             (1,770,378)         2,154,244       5,185,018
NET ASSETS:
  Beginning of year                                    14,254,655         12,100,411       6,915,393
                                                     --------------- ------------------ ---------------
  End of year                                        $ 12,484,277       $ 14,254,655    $ 12,100,411
                                                     =============== ================== ===============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                        MIST LAZARD MID CAP         MIST LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
                        INVESTMENT DIVISION                                   INVESTMENT DIVISION
----------------------------------------------- -------------------------------------------------
     2011              2010           2009           2011              2010           2009
-------------- ----------------- -------------- --------------- ----------------- --------------
   $  7,046          $ 11,435       $ 19,267    $    (80,301)        $ (53,638)     $ (40,420)
    (15,584)          (93,933)      (283,748)         93,448           (57,251)      (166,346)
   (320,660)        1,108,654      1,519,608        (217,464)        1,583,027      1,815,976
-------------- ----------------- -------------- --------------- ----------------- --------------
   (329,198)        1,026,156      1,255,127        (204,317)        1,472,138      1,609,210
-------------- ----------------- -------------- --------------- ----------------- --------------
    665,125           700,574        796,272       1,318,130           897,883      1,020,767
    304,589            24,219       (267,754)      5,034,717          (116,646)      (178,569)
   (345,623)         (347,953)      (346,321)       (725,056)         (490,095)      (500,322)
   (602,339)         (387,630)      (290,206)       (890,256)         (464,163)      (374,454)
-------------- ----------------- -------------- --------------- ----------------- --------------
     21,752           (10,790)      (108,009)      4,737,535          (173,021)       (32,578)
-------------- ----------------- -------------- --------------- ----------------- --------------
   (307,446)        1,015,366      1,147,118       4,533,218         1,299,117      1,576,632
  5,585,124         4,569,758      3,422,640       7,832,576         6,533,459      4,956,827
-------------- ----------------- -------------- --------------- ----------------- --------------
$ 5,277,678       $ 5,585,124    $ 4,569,758    $ 12,365,794       $ 7,832,576    $ 6,533,459
============== ================= ============== =============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                       MIST LORD ABBETT BOND DEBENTURE
                                                                                   INVESTMENT DIVISION
                                                     ----------------------------------------------------
                                                          2011              2010              2009
                                                     --------------- ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 1,356,223        $ 1,402,246       $ 1,391,406
  Net realized gains (losses)                             583,376            240,525          (126,749)
  Change in unrealized gains (losses) on investments     (863,576)         1,315,427         5,411,601
                                                     --------------- ------------------ -----------------
     Net increase (decrease) in net assets resulting
       from operations                                  1,076,023          2,958,198         6,676,258
                                                     --------------- ------------------ -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          2,158,065          2,523,009         2,703,439
  Net transfers (including fixed account)              (2,168,860)          (548,415)        2,036,045
  Policy charges                                       (1,487,874)        (1,509,898)       (1,703,902)
  Transfers for policy benefits and terminations       (1,520,091)        (1,782,906)       (1,226,776)
                                                     --------------- ------------------ -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (3,018,760)        (1,318,210)        1,808,806
                                                     --------------- ------------------ -----------------
     Net increase (decrease) in net assets             (1,942,737)         1,639,988         8,485,064
NET ASSETS:
  Beginning of year                                    27,673,730         26,033,742        17,548,678
                                                     --------------- ------------------ -----------------
  End of year                                        $ 25,730,993       $ 27,673,730      $ 26,033,742
                                                     =============== ================== =================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                 MIST LORD ABBETT MID CAP VALUE                      MIST MET/FRANKLIN INCOME
                            INVESTMENT DIVISION                           INVESTMENT DIVISION
----------------------------------------------- ---------------------------------------------
     2011             2010           2009           2011            2010            2009
-------------- ----------------- -------------- ------------ ----------------- --------------
      $ 166             $ 199        $ 1,558      $ 8,323           $ 3,216           $ --
        818             3,236        (38,897)       5,705               823             54
     (5,510)           19,769         57,059       (8,507)           10,272          9,507
-------------- ----------------- -------------- ------------ ----------------- --------------
     (4,526)           23,204         19,720        5,521            14,311          9,561
-------------- ----------------- -------------- ------------ ----------------- --------------
      5,506             6,334         75,266       44,198            28,894         13,515
     11,792           (18,047)       (77,923)      67,493            66,675         19,688
     (3,104)           (3,822)        (4,803)     (23,591)          (12,613)        (6,238)
         --                --           (590)      (7,430)           (1,480)          (482)
-------------- ----------------- -------------- ------------ ----------------- --------------
     14,194           (15,535)        (8,050)      80,670            81,476         26,483
-------------- ----------------- -------------- ------------ ----------------- --------------
      9,668             7,669         11,670       86,191            95,787         36,044
    111,190           103,521         91,851      151,292            55,505         19,461
-------------- ----------------- -------------- ------------ ----------------- --------------
  $ 120,858         $ 111,190      $ 103,521    $ 237,483         $ 151,292       $ 55,505
============== ================= ============== ============ ================= ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                               MIST MET/FRANKLIN MUTUAL SHARES
                                                                           INVESTMENT DIVISION
                                                     --------------------------------------------
                                                          2011           2010           2009
                                                     -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                           $ 1,982           $ --           $ --
  Net realized gains (losses)                              4,102            683            (91)
  Change in unrealized gains (losses) on investments      (6,478)         4,077          4,710
                                                     -------------- -------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                      (394)         4,760          4,619
                                                     -------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners            18,290         13,024          8,704
  Net transfers (including fixed account)                 18,465         22,360          6,499
  Policy charges                                          (9,290)        (6,571)        (3,313)
  Transfers for policy benefits and terminations          (4,200)          (811)          (293)
                                                     -------------- -------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           23,265         28,002         11,597
                                                     -------------- -------------- --------------
     Net increase (decrease) in net assets                22,871         32,762         16,216
NET ASSETS:
  Beginning of year                                       57,042         24,280          8,064
                                                     -------------- -------------- --------------
  End of year                                           $ 79,913       $ 57,042       $ 24,280
                                                     ============== ============== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY                      MIST MET/TEMPLETON GROWTH
                          INVESTMENT DIVISION                            INVESTMENT DIVISION
--------------------------------------------- ------------------------------------------------
    2011               2010         2009          2011          2010              2009
------------ ------------------ ------------- -------------- ---------------- ----------------
  $ 5,031               $ --         $ --          $ 792            $ 305              $ 2
    2,290              1,546          565            371              125              (60)
  (10,599)            23,230       14,572         (5,463)           3,904            3,117
------------ ------------------ ------------- -------------- ---------------- ----------------
   (3,278)            24,776       15,137         (4,300)           4,334            3,059
------------ ------------------ ------------- -------------- ---------------- ----------------
   25,042             25,504       18,400         18,937           18,420           14,327
    2,199             21,917      159,413          2,912           12,049            2,568
   (8,412)            (6,972)      (7,871)        (6,419)          (5,335)          (3,419)
      (19)                --         (705)        (6,096)            (173)            (526)
------------ ------------------ ------------- -------------- ---------------- ----------------
   18,810             40,449      169,237          9,334           24,961           12,950
------------ ------------------ ------------- -------------- ---------------- ----------------
   15,532             65,225      184,374          5,034           29,295           16,009
  260,280            195,055       10,681         48,492           19,197            3,188
------------ ------------------ ------------- -------------- ---------------- ----------------
$ 275,812          $ 260,280    $ 195,055       $ 53,526         $ 48,492         $ 19,197
============ ================== ============= ============== ================ ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                          MIST MFS
                                                               MIST METLIFE               EMERGING
                                                        AGGRESSIVE STRATEGY         MARKETS EQUITY
                                                        INVESTMENT DIVISION    INVESTMENT DIVISION
                                                     ---------------------- ----------------------
                                                                 2011 (f)               2011 (f)
                                                     ---------------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                                  $(77,007)                $ (788)
  Net realized gains (losses)                                   (117,896)                   (70)
  Change in unrealized gains (losses) on investments          (1,834,063)                (3,209)
                                                     ---------------------- ----------------------
     Net increase (decrease) in net assets resulting
       from operations                                        (2,028,966)                (4,067)
                                                     ---------------------- ----------------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners                 1,640,701                  3,938
  Net transfers (including fixed account)                     14,330,838                 23,265
  Policy charges                                                (611,481)                  (123)
  Transfers for policy benefits and terminations                (858,431)                   (63)
                                                     ---------------------- ----------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                               14,501,627                 27,017
                                                     ---------------------- ----------------------
     Net increase (decrease) in net assets                    12,472,661                 22,950
NET ASSETS:
  Beginning of year                                                   --                     --
                                                     ---------------------- ----------------------
  End of year                                               $ 12,472,661               $ 22,950
                                                     ====================== ======================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                      MIST MFS RESEARCH INTERNATIONAL                      MIST MORGAN STANLEY MID CAP GROWTH
                                  INVESTMENT DIVISION                                     INVESTMENT DIVISION
-------------------------------------------------------- ------------------------------------------------------
      2011                   2010              2009             2011                   2010           2009
--------------- ---------------------- ----------------- ---------------- ---------------------- --------------
   $ 176,806              $ 134,233         $ 280,264        $  16,206             $ (957,593)        $ (870)
    (233,782)              (545,005)       (1,024,253)       7,856,152                336,382          1,780
  (1,480,693)             1,743,808         3,897,065      (21,552,444)            31,775,159         75,648
--------------- ---------------------- ----------------- ---------------- ---------------------- --------------
  (1,537,669)             1,333,036         3,153,076      (13,680,086)            31,153,948         76,558
--------------- ---------------------- ----------------- ---------------- ---------------------- --------------
   1,640,050              1,870,809         2,210,375       22,486,193             16,409,129         13,014
      51,977               (766,625)         (550,815)      (4,111,245)           174,856,480        208,259
    (767,791)              (802,613)         (902,498)     (14,405,421)            (9,530,730)        (2,906)
  (1,130,486)              (892,543)         (545,950)     (15,693,955)            (9,440,323)        (5,098)
--------------- ---------------------- ----------------- ---------------- ---------------------- --------------
    (206,250)              (590,972)          211,112      (11,724,428)           172,294,556        213,269
--------------- ---------------------- ----------------- ---------------- ---------------------- --------------
  (1,743,919)               742,064         3,364,188      (25,404,514)           203,448,504        289,827
  13,920,818             13,178,754         9,814,566      203,754,931                306,427         16,600
--------------- ---------------------- ----------------- ---------------- ---------------------- --------------
$ 12,176,899           $ 13,920,818      $ 13,178,754    $ 178,350,417          $ 203,754,931      $ 306,427
=============== ====================== ================= ================ ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                  MIST OPPENHEIMER CAPITAL APPRECIATION
                                                                                    INVESTMENT DIVISION
                                                     -----------------------------------------------------
                                                          2011                   2010            2009
                                                     -------------- ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ (7,998)            $   (2,663)      $ (10,277)
  Net realized gains (losses)                            (25,379)               (39,996)       (109,001)
  Change in unrealized gains (losses) on investments       5,975                190,578         558,202
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                   (27,402)               147,919         438,924
                                                     -------------- ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           291,580                304,670         338,372
  Net transfers (including fixed account)                (65,330)               (75,809)        205,296
  Policy charges                                        (118,108)              (119,410)       (126,102)
  Transfers for policy benefits and terminations        (125,516)              (109,397)        (66,149)
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (17,374)                    54         351,417
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets               (44,776)               147,973         790,341
NET ASSETS:
  Beginning of year                                    1,779,611              1,631,638         841,297
                                                     -------------- ---------------------- ---------------
  End of year                                        $ 1,734,835            $ 1,779,611     $ 1,631,638
                                                     ============== ====================== ===============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             MIST PIMCO INFLATION PROTECTED BOND                            MIST PIMCO TOTAL RETURN
                             INVESTMENT DIVISION                                INVESTMENT DIVISION
-------------------------------------------------- ---------------------------------------------------
      2011              2010             2009            2011                2010            2009
--------------- ----------------- ---------------- --------------- ------------------- ---------------
   $  95,195         $ 146,674        $ 194,864     $   975,512         $ 1,273,636     $ 2,452,300
     525,047           281,279          (46,474)      1,634,121             474,495       1,576,841
     331,187           130,473          877,182      (1,410,547)          1,426,113       1,911,046
--------------- ----------------- ---------------- --------------- ------------------- ---------------
     951,429           558,426        1,025,572       1,199,086           3,174,244       5,940,187
--------------- ----------------- ---------------- --------------- ------------------- ---------------
   1,244,015         1,208,996        1,284,337       5,110,970           5,334,220       5,672,803
     671,186           587,680          842,827       1,024,517           3,101,158       2,447,477
    (631,840)         (577,592)        (561,645)     (3,110,778)         (3,135,341)     (3,246,181)
    (527,827)         (699,416)        (379,813)     (3,694,178)         (3,692,336)     (3,035,028)
--------------- ----------------- ---------------- --------------- ------------------- ---------------
     755,534           519,668        1,185,706        (669,469)          1,607,701       1,839,071
--------------- ----------------- ---------------- --------------- ------------------- ---------------
   1,706,963         1,078,094        2,211,278         529,617           4,781,945       7,779,258
   8,812,538         7,734,444        5,523,166      46,602,262          41,820,317      34,041,059
--------------- ----------------- ---------------- --------------- ------------------- ---------------
$ 10,519,501       $ 8,812,538      $ 7,734,444    $ 47,131,879        $ 46,602,262    $ 41,820,317
=============== ================= ================ =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                           MIST PIONEER FUND
                                                                         INVESTMENT DIVISION
                                                     -----------------------------------------
                                                          2011          2010        2009 (e)
                                                     ------------ --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 1,519         $ 1,005       $ (580)
  Net realized gains (losses)                           21,102           6,067        1,986
  Change in unrealized gains (losses) on investments   (30,602)         25,716       48,304
                                                     ------------ --------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                  (7,981)         32,788       49,710
                                                     ------------ --------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           5,551           4,871        9,778
  Net transfers (including fixed account)               (1,284)        (26,206)     197,145
  Policy charges                                        (3,877)         (4,729)      (2,535)
  Transfers for policy benefits and terminations       (61,915)             --      (14,962)
                                                     ------------ --------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (61,525)        (26,064)     189,426
                                                     ------------ --------------- ------------
     Net increase (decrease) in net assets             (69,506)          6,724      239,136
NET ASSETS:
  Beginning of year                                    245,860         239,136           --
                                                     ------------ --------------- ------------
  End of year                                        $ 176,354       $ 245,860    $ 239,136
                                                     ============ =============== ============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                          MIST RCM TECHNOLOGY                   MIST SSGA GROWTH AND INCOME ETF
                          INVESTMENT DIVISION                               INVESTMENT DIVISION
----------------------------------------------- -------------------------------------------------
     2011            2010            2009           2011              2010             2009
-------------- ---------------- --------------- -------------- ----------------- ----------------
   $(125,028)     $ (111,175)      $ (82,504)      $ 41,408          $ 12,293          $ 6,273
     512,571         (54,192)       (600,648)       123,633            16,158            3,801
  (1,944,446)      3,551,862       5,182,655       (151,325)          322,318          204,020
-------------- ---------------- --------------- -------------- ----------------- ----------------
  (1,556,903)      3,386,495       4,499,503         13,716           350,769          214,094
-------------- ---------------- --------------- -------------- ----------------- ----------------
   1,591,820       1,602,041       1,674,647        610,076           471,109          200,034
    (740,109)          7,146       1,430,181        653,921         1,821,735          921,708
    (964,790)       (958,684)       (886,510)      (249,515)         (188,226)         (67,668)
  (1,227,369)     (1,144,160)       (618,269)      (235,978)         (217,589)         (23,508)
-------------- ---------------- --------------- -------------- ----------------- ----------------
  (1,340,448)       (493,657)      1,600,049        778,504         1,887,029        1,030,566
-------------- ---------------- --------------- -------------- ----------------- ----------------
  (2,897,351)      2,892,838       6,099,552        792,220         2,237,798        1,244,660
  16,113,886      13,221,048       7,121,496      3,818,907         1,581,109          336,449
-------------- ---------------- --------------- -------------- ----------------- ----------------
$ 13,216,535    $ 16,113,886    $ 13,221,048    $ 4,611,127       $ 3,818,907      $ 1,581,109
============== ================ =============== ============== ================= ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                              MIST SSGA GROWTH ETF
                                                                               INVESTMENT DIVISION
                                                     ------------------------------------------------
                                                            2011               2010           2009
                                                     -------------- ------------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 31,155           $ 16,282        $ 7,006
  Net realized gains (losses)                             63,035             12,378        (20,730)
  Change in unrealized gains (losses) on investments    (183,850)           271,601        309,775
                                                     -------------- ------------------ --------------
     Net increase (decrease) in net assets resulting
       from operations                                   (89,660)           300,261        296,051
                                                     -------------- ------------------ --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           473,918            426,740        229,022
  Net transfers (including fixed account)                671,574            479,704        921,197
  Policy charges                                        (187,333)          (144,844)       (75,749)
  Transfers for policy benefits and terminations        (238,362)          (171,487)       (38,845)
                                                     -------------- ------------------ --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          719,797            590,113      1,035,625
                                                     -------------- ------------------ --------------
     Net increase (decrease) in net assets               630,137            890,374      1,331,676
NET ASSETS:
  Beginning of year                                    2,679,381          1,789,007        457,331
                                                     -------------- ------------------ --------------
  End of year                                        $ 3,309,518        $ 2,679,381    $ 1,789,007
                                                     ============== ================== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             MIST T. ROWE PRICE LARGE CAP VALUE                    MIST T. ROWE PRICE MID CAP GROWTH
                            INVESTMENT DIVISION                                  INVESTMENT DIVISION
------------------------------------------------- -----------------------------------------------------
     2011              2010             2009            2011                2010              2009
-------------- ----------------- ---------------- --------------- ------------------- -----------------
$   (14,587)        $ (69,544)        $ 86,241    $   (314,304)         $ (150,122)       $ (115,483)
   (435,260)          (79,021)        (261,167)        872,771             131,367          (381,122)
    577,510           921,874          894,542      (1,837,318)          4,580,355         5,596,487
-------------- ----------------- ---------------- --------------- ------------------- -----------------
    127,663           773,309          719,616      (1,278,581)          4,561,600         5,099,882
-------------- ----------------- ---------------- --------------- ------------------- -----------------
      4,938           427,886          455,197       2,194,867           2,269,288         2,540,664
 (4,150,820)          (66,707)         (56,090)      5,978,566             264,028           (25,606)
    (22,272)          (66,379)        (175,840)     (1,281,123)         (1,184,611)       (1,208,476)
 (1,102,016)           (7,059)         (15,683)     (1,643,740)         (1,448,078)         (796,500)
-------------- ----------------- ---------------- --------------- ------------------- -----------------
 (5,270,170)          287,741          207,584       5,248,570             (99,373)          510,082
-------------- ----------------- ---------------- --------------- ------------------- -----------------
 (5,142,507)        1,061,050          927,200       3,969,719           4,462,227         5,609,964
  6,224,061         5,163,011        4,235,811      21,234,908          16,772,681        11,162,717
-------------- ----------------- ---------------- --------------- ------------------- -----------------
$ 1,081,554       $ 6,224,061      $ 5,163,011    $ 25,204,627        $ 21,234,908      $ 16,772,681
============== ================= ================ =============== =================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                             MIST THIRD AVENUE SMALL CAP VALUE
                                                                           INVESTMENT DIVISION
                                                     --------------------------------------------
                                                         2011            2010              2009
                                                     ------------ ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                       $    (738)         $ 1,081          $ 839
  Net realized gains (losses)                           86,881           42,370        (14,175)
  Change in unrealized gains (losses) on investments  (240,493)         198,929        152,916
                                                     ------------ ---------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                (154,350)         242,380        139,580
                                                     ------------ ---------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          28,968          152,265         57,631
  Net transfers (including fixed account)             (400,494)         298,003        486,247
  Policy charges                                       (18,468)         (17,684)       (12,877)
  Transfers for policy benefits and terminations      (225,194)            (369)       (13,418)
                                                     ------------ ---------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                       (615,188)         432,215        517,583
                                                     ------------ ---------------- --------------
     Net increase (decrease) in net assets            (769,538)         674,595        657,163
NET ASSETS:
  Beginning of year                                  1,575,589          900,994        243,831
                                                     ------------ ---------------- --------------
  End of year                                        $ 806,051      $ 1,575,589      $ 900,994
                                                     ============ ================ ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                     MSF ARTIO INTERNATIONAL STOCK             MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX
                               INVESTMENT DIVISION                                   INVESTMENT DIVISION
----------------------------------------------------- -----------------------------------------------------
     2011                2010              2009             2011                2010             2009
--------------- ------------------- ----------------- ---------------- ------------------- ----------------
   $ 411,074           $ 312,234         $ (49,120)     $ 3,008,471         $ 3,134,920      $ 5,177,513
    (808,593)         (1,030,425)       (2,053,375)         843,640             613,564          195,723
  (8,900,342)          3,370,719        10,298,349        3,276,276           1,607,603       (1,139,158)
--------------- ------------------- ----------------- ---------------- ------------------- ----------------
  (9,297,861)          2,652,528         8,195,854        7,128,387           5,356,087        4,234,078
--------------- ------------------- ----------------- ---------------- ------------------- ----------------
   4,892,915           5,258,777         5,947,335       12,546,475          13,651,933       15,575,764
     100,755            (592,663)       (1,694,751)      (5,035,008)          4,296,224        5,185,787
  (3,012,276)         (3,227,781)       (3,532,211)      (7,661,064)         (7,836,195)      (8,703,722)
  (2,530,848)         (3,487,847)       (2,746,693)     (12,699,958)         (7,334,933)      (6,465,006)
--------------- ------------------- ----------------- ---------------- ------------------- ----------------
    (549,454)         (2,049,514)       (2,026,320)     (12,849,555)          2,777,029        5,592,823
--------------- ------------------- ----------------- ---------------- ------------------- ----------------
  (9,847,315)            603,014         6,169,534       (5,721,168)          8,133,116        9,826,901
  45,766,876          45,163,862        38,994,328      114,484,755         106,351,639       96,524,738
--------------- ------------------- ----------------- ---------------- ------------------- ----------------
$ 35,919,561        $ 45,766,876      $ 45,163,862    $ 108,763,587       $ 114,484,755    $ 106,351,639
=============== =================== ================= ================ =================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                          MSF BLACKROCK AGGRESSIVE GROWTH
                                                                                      INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                           2011              2010                2009
                                                     ---------------- ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ (1,230,852)       $ (1,491,228)      $ (1,057,460)
  Net realized gains (losses)                            2,544,325             451,106         (3,328,441)
  Change in unrealized gains (losses) on investments    (8,863,059)         26,312,677         66,805,065
                                                     ---------------- ------------------- ------------------
     Net increase (decrease) in net assets resulting
       from operations                                  (7,549,586)         25,272,555         62,419,164
                                                     ---------------- ------------------- ------------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          17,102,384          18,632,365         20,361,017
  Net transfers (including fixed account)                3,214,026          (3,158,688)        (3,469,034)
  Policy charges                                       (13,648,373)        (13,928,346)       (14,222,944)
  Transfers for policy benefits and terminations       (14,269,181)        (14,208,996)       (11,832,605)
                                                     ---------------- ------------------- ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         (7,601,144)        (12,663,665)        (9,163,566)
                                                     ---------------- ------------------- ------------------
     Net increase (decrease) in net assets             (15,150,730)         12,608,890         53,255,598
NET ASSETS:
  Beginning of year                                    200,141,525         187,532,635        134,277,037
                                                     ---------------- ------------------- ------------------
  End of year                                        $ 184,990,795       $ 200,141,525      $ 187,532,635
                                                     ================ =================== ==================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                          MSF BLACKROCK BOND INCOME                              MSF BLACKROCK DIVERSIFIED
                                INVESTMENT DIVISION                                    INVESTMENT DIVISION
---------------------------------------------------- ------------------------------------------------------
     2011               2010              2009             2011                 2010             2009
--------------- ------------------ ----------------- ---------------- -------------------- ----------------
 $ 2,652,269        $ 2,669,950       $ 5,080,494      $ 4,087,929          $ 2,653,340     $ 10,169,948
     132,024             24,746          (553,787)        (191,522)          (1,951,136)      (4,609,576)
   1,930,533          3,372,816         2,142,811        3,658,514           20,635,275       31,028,944
--------------- ------------------ ----------------- ---------------- -------------------- ----------------
   4,714,826          6,067,512         6,669,518        7,554,921           21,337,479       36,589,316
--------------- ------------------ ----------------- ---------------- -------------------- ----------------
   7,828,777          8,520,413         9,587,028       27,879,758           29,469,771       32,386,040
  (1,265,327)           406,620        (2,591,044)        (878,239)          (2,059,076)      (4,711,176)
  (6,239,953)        (6,604,181)       (7,385,796)     (23,064,453)         (23,701,241)     (25,234,205)
  (5,835,954)        (5,946,761)       (5,845,823)     (19,040,111)         (19,336,433)     (17,354,140)
--------------- ------------------ ----------------- ---------------- -------------------- ----------------
  (5,512,457)        (3,623,909)       (6,235,635)     (15,103,045)         (15,626,979)     (14,913,481)
--------------- ------------------ ----------------- ---------------- -------------------- ----------------
    (797,631)         2,443,603           433,883       (7,548,124)           5,710,500       21,675,835
  84,862,836         82,419,233        81,985,350      263,102,316          257,391,816      235,715,981
--------------- ------------------ ----------------- ---------------- -------------------- ----------------
$ 84,065,205       $ 84,862,836      $ 82,419,233    $ 255,554,192        $ 263,102,316    $ 257,391,816
=============== ================== ================= ================ ==================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                          MSF BLACKROCK LARGE CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                     ----------------------------------------------------
                                                           2011             2010             2009
                                                     --------------- ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $  43,646           $ 27,035         $ 73,451
  Net realized gains (losses)                             (80,782)          (263,466)        (513,587)
  Change in unrealized gains (losses) on investments      254,349          1,265,453        1,615,283
                                                     --------------- ------------------ ----------------
     Net increase (decrease) in net assets resulting
       from operations                                    217,213          1,029,022        1,175,147
                                                     --------------- ------------------ ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          1,997,147          2,157,901        2,432,547
  Net transfers (including fixed account)                  22,211           (183,197)          29,524
  Policy charges                                         (867,088)          (871,019)        (969,741)
  Transfers for policy benefits and terminations         (955,568)          (957,459)        (514,960)
                                                     --------------- ------------------ ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           196,702            146,226          977,370
                                                     --------------- ------------------ ----------------
     Net increase (decrease) in net assets                413,915          1,175,248        2,152,517
NET ASSETS:
  Beginning of year                                    12,899,137         11,723,889        9,571,372
                                                     --------------- ------------------ ----------------
  End of year                                        $ 13,313,052       $ 12,899,137     $ 11,723,889
                                                     =============== ================== ================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

          MSF BLACKROCK LEGACY LARGE CAP GROWTH                              MSF BLACKROCK MONEY MARKET
                            INVESTMENT DIVISION                                     INVESTMENT DIVISION
------------------------------------------------- ------------------------------------------------------
     2011             2010             2009            2011                2010               2009
-------------- ----------------- ---------------- --------------- ------------------- ------------------
$   (46,620)        $ (38,770)        $ (5,579)   $   (161,149)         $ (300,906)         $ (11,349)
    137,813            75,641         (146,284)             --                  --                 --
   (879,158)        1,107,022        1,684,656              --                  --                 --
-------------- ----------------- ---------------- --------------- ------------------- ------------------
   (787,965)        1,143,893        1,532,793        (161,149)           (300,906)           (11,349)
-------------- ----------------- ---------------- --------------- ------------------- ------------------
  1,133,989         1,127,304        1,097,152       6,905,158          14,816,043          8,264,492
  1,403,176            39,075          217,819     (10,656,392)        (13,160,154)       (31,859,828)
   (514,429)         (499,832)        (460,694)     (1,109,422)         (1,340,285)        (1,914,002)
 (1,189,484)         (438,412)        (223,463)     (4,013,323)         (5,424,880)        (2,515,809)
-------------- ----------------- ---------------- --------------- ------------------- ------------------
    833,252           228,135          630,814      (8,873,979)         (5,109,276)       (28,025,147)
-------------- ----------------- ---------------- --------------- ------------------- ------------------
     45,287         1,372,028        2,163,607      (9,035,128)         (5,410,182)       (28,036,496)
  7,322,523         5,950,495        3,786,888      29,818,336          35,228,518         63,265,014
-------------- ----------------- ---------------- --------------- ------------------- ------------------
$ 7,367,810       $ 7,322,523      $ 5,950,495    $ 20,783,208        $ 29,818,336       $ 35,228,518
============== ================= ================ =============== =================== ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                             MSF DAVIS VENTURE VALUE
                                                                                 INVESTMENT DIVISION
                                                     -------------------------------------------------
                                                          2011              2010            2009
                                                     --------------- ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 210,852          $ 89,335       $ 312,737
  Net realized gains (losses)                             492,146           191,969        (723,952)
  Change in unrealized gains (losses) on investments   (3,392,027)        5,562,556      12,907,686
                                                     --------------- ----------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                 (2,689,029)        5,843,860      12,496,471
                                                     --------------- ----------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          7,273,891         8,027,444       9,217,297
  Net transfers (including fixed account)                  33,336          (908,212)       (601,386)
  Policy charges                                       (3,741,905)       (3,883,974)     (4,013,443)
  Transfers for policy benefits and terminations       (5,136,119)       (3,941,742)     (2,327,459)
                                                     --------------- ----------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (1,570,797)         (706,484)      2,275,009
                                                     --------------- ----------------- ---------------
     Net increase (decrease) in net assets             (4,259,826)        5,137,376      14,771,480
NET ASSETS:
  Beginning of year                                    57,910,618        52,773,242      38,001,762
                                                     --------------- ----------------- ---------------
  End of year                                        $ 53,650,792      $ 57,910,618    $ 52,773,242
                                                     =============== ================= ===============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                        MSF FI VALUE LEADERS                                MSF JENNISON GROWTH
                         INVESTMENT DIVISION                                INVESTMENT DIVISION
----------------------------------------------- --------------------------------------------------
     2011              2010           2009            2011               2010            2009
-------------- ----------------- -------------- --------------- ------------------ ---------------
   $ 19,109          $ 42,314       $ 90,114    $    (66,983)      $    (33,604)      $ (75,210)
    (99,840)         (145,291)      (259,906)        251,119             17,747        (140,559)
   (347,209)          885,079      1,128,894        (215,551)         1,535,759       4,015,386
-------------- ----------------- -------------- --------------- ------------------ ---------------
   (427,940)          782,102        959,102         (31,415)         1,519,902       3,799,617
-------------- ----------------- -------------- --------------- ------------------ ---------------
    906,978           997,133      1,137,076       1,444,160          1,601,194       1,719,206
    107,098            41,388       (112,167)        (43,841)           598,866        (143,027)
   (436,787)         (451,311)      (473,372)       (938,887)          (946,786)       (963,364)
   (572,452)         (361,541)      (254,916)     (1,671,932)          (838,122)       (752,854)
-------------- ----------------- -------------- --------------- ------------------ ---------------
      4,837           225,669        296,621      (1,210,500)           415,152        (140,039)
-------------- ----------------- -------------- --------------- ------------------ ---------------
   (423,103)        1,007,771      1,255,723      (1,241,915)         1,935,054       3,659,578
  6,488,932         5,481,161      4,225,438      15,408,401         13,473,347       9,813,769
-------------- ----------------- -------------- --------------- ------------------ ---------------
$ 6,065,829       $ 6,488,932    $ 5,481,161    $ 14,166,486       $ 15,408,401    $ 13,473,347
============== ================= ============== =============== ================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                    MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                 INVESTMENT DIVISION
                                                     ----------------------------------------------------
                                                          2011               2010              2009
                                                     --------------- ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ (116,937)        $ (112,605)        $ (66,505)
  Net realized gains (losses)                             258,722            (55,224)         (439,969)
  Change in unrealized gains (losses) on investments     (166,265)         4,065,140         3,809,050
                                                     --------------- ------------------ -----------------
     Net increase (decrease) in net assets resulting
       from operations                                    (24,480)         3,897,311         3,302,576
                                                     --------------- ------------------ -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          1,937,235          2,076,395         2,435,828
  Net transfers (including fixed account)                (342,656)          (491,792)         (114,204)
  Policy charges                                       (1,066,229)        (1,025,327)       (1,044,037)
  Transfers for policy benefits and terminations       (1,342,670)          (999,217)         (789,008)
                                                     --------------- ------------------ -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (814,320)          (439,941)          488,579
                                                     --------------- ------------------ -----------------
     Net increase (decrease) in net assets               (838,800)         3,457,370         3,791,155
NET ASSETS:
  Beginning of year                                    18,282,784         14,825,414        11,034,259
                                                     --------------- ------------------ -----------------
  End of year                                        $ 17,443,984       $ 18,282,784      $ 14,825,414
                                                     =============== ================== =================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             MSF LOOMIS SAYLES SMALL CAP GROWTH                           MSF MET/ARTISAN MID CAP VALUE
                            INVESTMENT DIVISION                                     INVESTMENT DIVISION
-------------------------------------------------- -----------------------------------------------------
     2011               2010             2009            2011                2010              2009
-------------- ------------------ ---------------- --------------- ------------------- -----------------
   $(65,916)         $ (51,755)       $ (39,304)      $  60,419           $ (47,745)         $ 94,579
    104,198            (47,680)        (219,528)       (412,007)           (887,093)       (2,074,439)
    121,090          1,843,398        1,519,136       3,096,938           6,661,231        14,134,862
-------------- ------------------ ---------------- --------------- ------------------- -----------------
    159,372          1,743,963        1,260,304       2,745,350           5,726,393        12,155,002
-------------- ------------------ ---------------- --------------- ------------------- -----------------
    919,698            919,140          988,520       5,738,107           6,389,633         7,222,155
    627,796             81,273         (173,065)       (545,207)           (144,561)       (2,763,216)
   (484,566)          (421,055)        (408,126)     (3,144,705)         (3,135,232)       (3,172,696)
   (472,962)          (486,248)        (281,193)     (4,205,697)         (3,307,007)       (2,344,946)
-------------- ------------------ ---------------- --------------- ------------------- -----------------
    589,966             93,110          126,136      (2,157,502)           (197,167)       (1,058,703)
-------------- ------------------ ---------------- --------------- ------------------- -----------------
    749,338          1,837,073        1,386,440         587,848           5,529,226        11,096,299
  7,430,441          5,593,368        4,206,928      46,601,141          41,071,915        29,975,616
-------------- ------------------ ---------------- --------------- ------------------- -----------------
$ 8,179,779        $ 7,430,441      $ 5,593,368    $ 47,188,989        $ 46,601,141      $ 41,071,915
============== ================== ================ =============== =================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                MSF METLIFE CONSERVATIVE ALLOCATION
                                                                                INVESTMENT DIVISION
                                                     --------------------------------------------------
                                                          2011             2010             2009
                                                     -------------- ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 68,584           $ 80,267         $ 42,263
  Net realized gains (losses)                             77,218             46,459            5,727
  Change in unrealized gains (losses) on investments     (37,275)           119,161          276,504
                                                     -------------- ------------------ ----------------
     Net increase (decrease) in net assets resulting
       from operations                                   108,527            245,887          324,494
                                                     -------------- ------------------ ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           485,812            467,696          374,777
  Net transfers (including fixed account)                943,856          1,892,409          493,401
  Policy charges                                        (360,205)          (296,178)        (222,010)
  Transfers for policy benefits and terminations        (843,231)          (461,555)        (132,555)
                                                     -------------- ------------------ ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          226,232          1,602,372          513,613
                                                     -------------- ------------------ ----------------
     Net increase (decrease) in net assets               334,759          1,848,259          838,107
NET ASSETS:
  Beginning of year                                    4,036,496          2,188,237        1,350,130
                                                     -------------- ------------------ ----------------
  End of year                                        $ 4,371,255        $ 4,036,496      $ 2,188,237
                                                     ============== ================== ================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

 MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION                     MSF METLIFE MID CAP STOCK INDEX
                             INVESTMENT DIVISION                                 INVESTMENT DIVISION
------------------------------------------------ -----------------------------------------------------
     2011               2010           2009            2011                2010              2009
-------------- ------------------ -------------- --------------- ------------------- -----------------
  $ 102,885          $ 146,886       $ 97,885       $  92,584            $ 88,922         $ 436,208
    135,436             32,319        (68,146)      3,401,215             248,370           308,329
   (210,123)           421,073        828,280      (4,954,472)         12,893,844        13,600,526
-------------- ------------------ -------------- --------------- ------------------- -----------------
     28,198            600,278        858,019      (1,460,673)         13,231,136        14,345,063
-------------- ------------------ -------------- --------------- ------------------- -----------------
    968,450          1,013,491      1,081,983       6,663,417           7,250,885         8,322,995
   (142,377)         1,079,782        990,434         550,217             173,240        (1,733,152)
   (614,893)          (573,007)      (588,201)     (3,942,548)         (3,916,122)       (3,929,463)
   (600,517)          (457,386)      (298,169)     (4,758,860)         (4,634,928)       (4,046,727)
-------------- ------------------ -------------- --------------- ------------------- -----------------
   (389,337)         1,062,880      1,186,047      (1,487,774)         (1,126,925)       (1,386,347)
-------------- ------------------ -------------- --------------- ------------------- -----------------
   (361,139)         1,663,158      2,044,066      (2,948,447)         12,104,211        12,958,716
  6,925,701          5,262,543      3,218,477      65,796,062          53,691,851        40,733,135
-------------- ------------------ -------------- --------------- ------------------- -----------------
$ 6,564,562        $ 6,925,701    $ 5,262,543    $ 62,847,615        $ 65,796,062      $ 53,691,851
============== ================== ============== =============== =================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                       MSF METLIFE MODERATE ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                     -----------------------------------------------------
                                                          2011               2010              2009
                                                     --------------- ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 365,409           $ 612,920         $ 506,612
  Net realized gains (losses)                             234,474              17,779            (2,887)
  Change in unrealized gains (losses) on investments   (1,362,402)          3,378,733         5,007,760
                                                     --------------- ------------------- -----------------
     Net increase (decrease) in net assets resulting
       from operations                                   (762,519)          4,009,432         5,511,485
                                                     --------------- ------------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          5,784,576           5,949,225         6,448,156
  Net transfers (including fixed account)               3,395,270           3,305,318         2,562,902
  Policy charges                                       (2,904,925)         (2,798,394)       (2,812,947)
  Transfers for policy benefits and terminations       (3,138,424)         (2,041,425)       (1,454,530)
                                                     --------------- ------------------- -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         3,136,497           4,414,724         4,743,581
                                                     --------------- ------------------- -----------------
     Net increase (decrease) in net assets              2,373,978           8,424,156        10,255,066
NET ASSETS:
  Beginning of year                                    37,214,331          28,790,175        18,535,109
                                                     --------------- ------------------- -----------------
  End of year                                        $ 39,588,309        $ 37,214,331      $ 28,790,175
                                                     =============== =================== =================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

    MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION                               MSF METLIFE STOCK INDEX
                              INVESTMENT DIVISION                                   INVESTMENT DIVISION
---------------------------------------------------- ------------------------------------------------------
     2011                 2010            2009             2011                 2010             2009
--------------- -------------------- --------------- ---------------- -------------------- ----------------
 $   506,120            $ 796,924       $ 779,492      $ 6,320,936          $ 5,808,346      $ 9,682,465
     112,005             (102,509)       (133,216)       3,790,443           (5,405,568)        (976,772)
  (3,772,324)           7,116,457      10,602,923       (2,093,968)          82,259,608      112,925,652
--------------- -------------------- --------------- ---------------- -------------------- ----------------
  (3,154,199)           7,810,872      11,249,199        8,017,411           82,662,386      121,631,345
--------------- -------------------- --------------- ---------------- -------------------- ----------------
  12,078,791           13,837,630      16,058,041       80,842,256           86,739,358       95,757,402
   1,724,329              655,595        (778,406)      (3,601,844)         (12,182,904)     (18,281,346)
  (4,865,736)          (5,100,587)     (5,739,610)     (41,264,087)         (41,866,793)     (43,260,398)
  (4,677,007)          (4,588,662)     (2,211,947)     (47,119,534)         (41,307,628)     (30,750,386)
--------------- -------------------- --------------- ---------------- -------------------- ----------------
   4,260,377            4,803,976       7,328,078      (11,143,209)          (8,617,967)       3,465,272
--------------- -------------------- --------------- ---------------- -------------------- ----------------
   1,106,178           12,614,848      18,577,277       (3,125,798)          74,044,419      125,096,617
  65,064,069           52,449,221      33,871,944      671,751,965          597,707,546      472,610,929
--------------- -------------------- --------------- ---------------- -------------------- ----------------
$ 66,170,247         $ 65,064,069    $ 52,449,221    $ 668,626,167        $ 671,751,965    $ 597,707,546
=============== ==================== =============== ================ ==================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                             MSF MFS TOTAL RETURN
                                                                              INVESTMENT DIVISION
                                                     ------------------------------------------------
                                                            2011               2010           2009
                                                     -------------- ------------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $  96,167          $ 130,483      $ 179,213
  Net realized gains (losses)                            (29,847)           (99,947)      (173,243)
  Change in unrealized gains (losses) on investments     (11,189)           568,242        937,515
                                                     -------------- ------------------ --------------
     Net increase (decrease) in net assets resulting
       from operations                                    55,131            598,778        943,485
                                                     -------------- ------------------ --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         1,027,479            952,924      1,270,198
  Net transfers (including fixed account)               (126,958)           (93,026)       999,337
  Policy charges                                        (500,485)          (506,572)      (577,409)
  Transfers for policy benefits and terminations        (801,101)          (377,989)      (362,991)
                                                     -------------- ------------------ --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         (401,065)           (24,663)     1,329,135
                                                     -------------- ------------------ --------------
     Net increase (decrease) in net assets              (345,934)           574,115      2,272,620
NET ASSETS:
  Beginning of year                                    7,708,272          7,134,157      4,861,537
                                                     -------------- ------------------ --------------
  End of year                                        $ 7,362,338        $ 7,708,272    $ 7,134,157
                                                     ============== ================== ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                   MSF MFS VALUE                          MSF MORGAN STANLEY EAFE INDEX
                             INVESTMENT DIVISION                                    INVESTMENT DIVISION
-------------------------------------------------- -----------------------------------------------------
     2011              2010              2009          2011                 2010              2009
--------------- ------------------ --------------- --------------- ------------------- -----------------
   $ 367,363          $ 255,596      $ (360,654)    $   996,993         $ 1,043,606       $ 1,709,359
     (44,982)          (425,864)       (877,734)        137,025            (236,046)         (455,196)
    (346,891)         5,358,513       9,493,542      (9,604,700)          3,674,685        11,844,795
--------------- ------------------ --------------- --------------- ------------------- -----------------
     (24,510)         5,188,245       8,255,154      (8,470,682)          4,482,245        13,098,958
--------------- ------------------ --------------- --------------- ------------------- -----------------
   6,217,602          6,966,530       7,793,992       7,277,374           7,898,110         9,558,645
     423,365             37,691      (1,188,905)      3,903,398           2,327,295        (1,404,247)
  (3,452,473)        (3,542,869)     (3,789,583)     (3,801,271)         (3,885,302)       (4,356,028)
  (4,853,465)        (3,962,238)     (2,718,079)     (4,517,098)         (4,368,376)       (2,974,891)
--------------- ------------------ --------------- --------------- ------------------- -----------------
  (1,664,971)          (500,886)         97,425       2,862,403           1,971,727           823,479
--------------- ------------------ --------------- --------------- ------------------- -----------------
  (1,689,481)         4,687,359       8,352,579      (5,608,279)          6,453,972        13,922,437
  54,052,850         49,365,491      41,012,912      65,367,829          58,913,857        44,991,420
--------------- ------------------ --------------- --------------- ------------------- -----------------
$ 52,363,369       $ 54,052,850    $ 49,365,491    $ 59,759,550        $ 65,367,829      $ 58,913,857
=============== ================== =============== =============== =================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                           MSF NEUBERGER BERMAN GENESIS
                                                                                    INVESTMENT DIVISION
                                                     -----------------------------------------------------
                                                          2011              2010                2009
                                                     --------------- ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ (67,278)         $ (275,380)        $ 150,638
  Net realized gains (losses)                            (976,828)         (2,085,738)       (2,703,187)
  Change in unrealized gains (losses) on investments    4,961,322          15,927,942        10,045,644
                                                     --------------- ------------------- -----------------
     Net increase (decrease) in net assets resulting
       from operations                                  3,917,216          13,566,824         7,493,095
                                                     --------------- ------------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          8,942,665           9,951,447        11,539,415
  Net transfers (including fixed account)              (1,072,904)         (1,640,139)       (1,847,368)
  Policy charges                                       (5,313,072)         (5,140,082)       (5,408,103)
  Transfers for policy benefits and terminations       (5,912,935)         (5,453,013)       (4,050,199)
                                                     --------------- ------------------- -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (3,356,246)         (2,281,787)          233,745
                                                     --------------- ------------------- -----------------
     Net increase (decrease) in net assets                560,970          11,285,037         7,726,840
NET ASSETS:
  Beginning of year                                    78,718,096          67,433,059        59,706,219
                                                     --------------- ------------------- -----------------
  End of year                                        $ 79,279,066        $ 78,718,096      $ 67,433,059
                                                     =============== =================== =================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             MSF NEUBERGER BERMAN MID CAP VALUE                            MSF OPPENHEIMER GLOBAL EQUITY
                            INVESTMENT DIVISION                                      INVESTMENT DIVISION
---------------------------------------------------- -----------------------------------------------------
      2011               2010              2009            2011                2010              2009
--------------- ------------------ ----------------- --------------- ------------------- -----------------
   $  11,772             $ (335)        $ 373,237       $ 540,754           $ 315,620         $ 593,945
     682,184             12,235        (1,385,415)        892,248             362,727          (362,452)
  (5,912,606)        15,949,723        21,838,137      (5,213,727)          5,192,068        11,124,292
--------------- ------------------ ----------------- --------------- ------------------- -----------------
  (5,218,650)        15,961,623        20,825,959      (3,780,725)          5,870,415        11,355,785
--------------- ------------------ ----------------- --------------- ------------------- -----------------
   8,114,422          8,746,908         9,917,985       3,587,418           3,921,178         4,170,777
    (368,606)          (311,273)       (2,538,823)       (166,778)            130,181        (1,832,917)
  (4,863,238)        (4,935,922)       (4,785,680)     (2,342,147)         (2,449,571)       (2,484,658)
  (5,832,043)        (5,431,326)       (3,527,386)     (3,507,119)         (2,648,050)       (1,971,254)
--------------- ------------------ ----------------- --------------- ------------------- -----------------
  (2,949,465)        (1,931,613)         (933,904)     (2,428,626)         (1,046,262)       (2,118,052)
--------------- ------------------ ----------------- --------------- ------------------- -----------------
  (8,168,115)        14,030,010        19,892,055      (6,209,351)          4,824,153         9,237,733
  77,987,809         63,957,799        44,065,744      43,706,570          38,882,417        29,644,684
--------------- ------------------ ----------------- --------------- ------------------- -----------------
$ 69,819,694       $ 77,987,809      $ 63,957,799    $ 37,497,219        $ 43,706,570      $ 38,882,417
=============== ================== ================= =============== =================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                               MSF RUSSELL 2000 INDEX
                                                                                  INVESTMENT DIVISION
                                                     ---------------------------------------------------
                                                          2011               2010             2009
                                                     --------------- ------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 171,547           $ 169,705       $ 494,140
  Net realized gains (losses)                             734,988             (66,857)         70,119
  Change in unrealized gains (losses) on investments   (3,300,203)         11,828,973       9,093,620
                                                     --------------- ------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                 (2,393,668)         11,931,821       9,657,879
                                                     --------------- ------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          5,547,834           6,030,913       6,872,994
  Net transfers (including fixed account)                 238,532          (1,459,730)       (966,184)
  Policy charges                                       (3,170,368)         (3,188,654)     (3,197,900)
  Transfers for policy benefits and terminations       (5,646,773)         (3,961,411)     (2,569,871)
                                                     --------------- ------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (3,030,775)         (2,578,882)        139,039
                                                     --------------- ------------------- ---------------
     Net increase (decrease) in net assets             (5,424,443)          9,352,939       9,796,918
NET ASSETS:
  Beginning of year                                    56,596,227          47,243,288      37,446,370
                                                     --------------- ------------------- ---------------
  End of year                                        $ 51,171,784        $ 56,596,227    $ 47,243,288
                                                     =============== =================== ===============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             MSF T. ROWE PRICE LARGE CAP GROWTH                    MSF T. ROWE PRICE SMALL CAP GROWTH
                            INVESTMENT DIVISION                                   INVESTMENT DIVISION
--------------------------------------------------- ---------------------------------------------------
     2011              2010              2009            2011            2010               2009
--------------- ------------------ ---------------- --------------- ----------------- -----------------
$   (316,295)        $ (260,485)       $ (70,974)     $ (968,014)       $ (769,902)       $ (277,201)
     908,859            253,453         (485,740)      2,332,511           562,971           468,105
  (1,383,140)         6,370,252       13,392,122        (846,789)       22,601,563        19,138,611
--------------- ------------------ ---------------- --------------- ----------------- -----------------
    (790,576)         6,363,220       12,835,408         517,708        22,394,632        19,329,515
--------------- ------------------ ---------------- --------------- ----------------- -----------------
   4,270,409          4,102,715        5,247,409       6,244,277         6,679,778         7,344,778
     162,723         (1,629,305)        (479,252)      3,733,237          (365,817)       (1,819,482)
  (2,791,074)        (2,739,632)      (3,146,728)     (4,773,192)       (4,469,032)       (4,555,731)
  (4,309,233)        (2,842,508)      (2,638,815)     (6,901,125)       (5,044,716)       (3,780,276)
--------------- ------------------ ---------------- --------------- ----------------- -----------------
  (2,667,175)        (3,108,730)      (1,017,386)     (1,696,803)       (3,199,787)       (2,810,711)
--------------- ------------------ ---------------- --------------- ----------------- -----------------
  (3,457,751)         3,254,490       11,818,022      (1,179,095)       19,194,845        16,518,804
  45,775,087         42,520,597       30,702,575      88,004,866        68,810,021        52,291,217
--------------- ------------------ ---------------- --------------- ----------------- -----------------
$ 42,317,336       $ 45,775,087     $ 42,520,597    $ 86,825,771      $ 88,004,866      $ 68,810,021
=============== ================== ================ =============== ================= =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                               MSF VAN ECK
                                                            GLOBAL NATURAL                          MSF WESTERN ASSET MANAGEMENT
                                                                 RESOURCES                          STRATEGIC BOND OPPORTUNITIES
                                                       INVESTMENT DIVISION                                   INVESTMENT DIVISION
                                                       ------------------- ------------------------------------------------------
                                                            2011 (f)               2011                  2010              2009
                                                       ------------------- ------------- ---------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                               $ (609)        $ 1,016,886            $ 1,151,290       $ 1,027,387
  Net realized gains (losses)                                   (45)            144,847                 71,403           382,268
  Change in unrealized gains (losses) on investments         (2,198)             64,600              1,196,007         3,433,572
                                                       ------------------- ------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from operations                                       (2,852)          1,226,333              2,418,700         4,843,227
                                                       ------------------- ------------- ---------------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners                3,321           2,593,403              2,832,832         3,046,053
  Net transfers (including fixed account)                    12,824            (646,114)             1,156,919            35,565
  Policy charges                                               (101)         (1,546,833)            (1,584,202)       (1,611,112)
  Transfers for policy benefits and terminations                (13)         (1,876,403)            (1,617,829)       (1,198,113)
                                                       ------------------- ------------- ---------------------- -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                              16,031          (1,475,947)               787,720           272,393
                                                       ------------------- ------------- ---------------------- -----------------
     Net increase (decrease) in net assets                   13,179            (249,614)             3,206,420         5,115,620
NET ASSETS:
  Beginning of year                                              --          23,786,502             20,580,082        15,464,462
                                                       ------------------- ------------- ---------------------- -----------------
  End of year                                              $ 13,179        $ 23,536,888           $ 23,786,502      $ 20,580,082
                                                       =================== ============= ====================== =================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

                                                       PIMCO VIT
                                                       ALL ASSET
      MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT    INVESTMENT                     PIMCO VIT LOW DURATION
                               INVESTMENT DIVISION      DIVISION                        INVESTMENT DIVISION
--------------------------------------------------- -------------- ------------------------------------------
        2011                2010            2009        2011 (f)        2011           2010        2009 (e)
--------------- ------------------- --------------- -------------- ------------ -------------- --------------
   $ 116,646           $ 314,612       $ 583,308        $ 2,774     $ 10,827        $ 9,408        $ 9,485
     564,972              49,043         (89,029)            --          618          2,729         33,086
      82,587             435,726          44,105         (1,176)      (6,243)        23,685          1,601
--------------- ------------------- --------------- -------------- ------------ -------------- --------------
     764,205             799,381         538,384          1,598        5,202         35,822         44,172
--------------- ------------------- --------------- -------------- ------------ -------------- --------------
   2,130,621           2,331,803       2,652,804          8,337       43,028             --             --
    (428,475)           (168,918)      3,368,164         86,523      153,678             32        696,037
  (1,254,276)         (1,312,750)     (1,485,448)          (320)     (18,431)        (8,069)        (3,966)
  (1,409,928)         (1,375,135)     (4,351,515)            --           --             --         (1,497)
--------------- ------------------- --------------- -------------- ------------ -------------- --------------
    (962,058)           (525,000)        184,005         94,540      178,275         (8,037)       690,574
--------------- ------------------- --------------- -------------- ------------ -------------- --------------
    (197,853)            274,381         722,389         96,138      183,477         27,785        734,746
  16,633,651          16,359,270      15,636,881             --      762,531        734,746             --
--------------- ------------------- --------------- -------------- ------------ -------------- --------------
$ 16,435,798        $ 16,633,651    $ 16,359,270       $ 96,138    $ 946,008      $ 762,531      $ 734,746
=============== =================== =============== ============== ============ ============== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                  PIONEER VCT EMERGING MARKETS
                                                                           INVESTMENT DIVISION
                                                     --------------------------------------------
                                                         2011            2010           2009
                                                     ------------ ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $(12,310)       $ (10,583)   $     3,201
  Net realized gains (losses)                          121,447           75,682          8,989
  Change in unrealized gains (losses) on investments  (327,299)          68,690        311,181
                                                     ------------ ---------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                (218,162)         133,789        323,371
                                                     ------------ ---------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         104,589          102,565         70,484
  Net transfers (including fixed account)              193,458           72,459        258,993
  Policy charges                                       (13,621)         (14,156)       (19,519)
  Transfers for policy benefits and terminations      (649,132)         (82,614)       (15,065)
                                                     ------------ ---------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                       (364,706)          78,254        294,893
                                                     ------------ ---------------- --------------
     Net increase (decrease) in net assets            (582,868)         212,043        618,264
NET ASSETS:
  Beginning of year                                    984,166          772,123        153,859
                                                     ------------ ---------------- --------------
  End of year                                        $ 401,298        $ 984,166      $ 772,123
                                                     ============ ================ ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

             PIONEER VCT MID CAP VALUE           ROYCE MICRO-CAP
                   INVESTMENT DIVISION       INVESTMENT DIVISION
---------------------------------------- -------------------------
     2011            2010     2009 (d)        2011      2010 (b)
------------ --------------- ----------- ------------ ------------
  $   640           $ 504       $ (34)     $ 6,956      $ 5,040
      580             313          32        1,545          197
  (11,556)         14,039       2,439      (52,132)      61,964
------------ --------------- ----------- ------------ ------------
  (10,336)         14,856       2,437      (43,631)      67,201
------------ --------------- ----------- ------------ ------------
       --           7,217          --        4,792       53,592
   51,112          59,471      19,671        7,703      236,555
   (5,471)         (3,451)       (582)      (7,099)      (4,223)
       (3)            (18)       (123)         (11)      (4,416)
------------ --------------- ----------- ------------ ------------
   45,638          63,219      18,966        5,385      281,508
------------ --------------- ----------- ------------ ------------
   35,302          78,075      21,403      (38,246)     348,709
   99,478          21,403          --      348,709           --
------------ --------------- ----------- ------------ ------------
$ 134,780        $ 99,478    $ 21,403    $ 310,463    $ 348,709
============ =============== =========== ============ ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                              ROYCE SMALL-CAP
                                                                          INVESTMENT DIVISION
                                                     -----------------------------------------
                                                          2011             2010      2009 (h)
                                                     ------------ ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $(2,603)          $ (860)      $ (57)
  Net realized gains (losses)                           18,080            2,111          16
  Change in unrealized gains (losses) on investments   (64,398)          63,066       2,984
                                                     ------------ ---------------- -----------
     Net increase (decrease) in net assets resulting
       from operations                                 (48,921)          64,317       2,943
                                                     ------------ ---------------- -----------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           4,584           22,886      13,726
  Net transfers (including fixed account)              740,973          257,401      42,530
  Policy charges                                       (13,407)          (6,872)       (728)
  Transfers for policy benefits and terminations      (321,629)          (3,061)         --
                                                     ------------ ---------------- -----------
     Net increase (decrease) in net assets resulting
       from policy transactions                       (410,521)         270,354      55,528
                                                     ------------ ---------------- -----------
     Net increase (decrease) in net assets             361,600          334,671      58,471
NET ASSETS:
  Beginning of year                                    393,142           58,471          --
                                                     ------------ ---------------- -----------
  End of year                                        $ 754,742        $ 393,142    $ 58,471
                                                     ============ ================ ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

           UIF EMERGING MARKETS DEBT               UIF EMERGING MARKETS EQUITY
                 INVESTMENT DIVISION                       INVESTMENT DIVISION
------------------------------------- --------------------------------------------
     2011         2010      2009 (h)      2011             2010        2009 (h)
------------ ------------- ---------- ------------ ---------------- --------------
  $ 6,403         $ 287       $ 68      $  (667)           $ 238          $ (17)
    2,814            87         32        4,478              899            480
       79           318         95      (99,779)          38,992          1,146
------------ ------------- ---------- ------------ ---------------- --------------
    9,296           692        195      (95,968)          40,129          1,609
------------ ------------- ---------- ------------ ---------------- --------------
    2,057         2,057        803        2,923            2,451            803
  408,567            --      6,688      444,567          157,781          6,231
   (2,897)       (1,064)      (131)      (9,803)          (6,947)        (1,164)
   (3,368)          (89)    (1,808)          --           (1,388)        (1,836)
------------ ------------- ---------- ------------ ---------------- --------------
  404,359           904      5,552      437,687          151,897          4,034
------------ ------------- ---------- ------------ ---------------- --------------
  413,655         1,596      5,747      341,719          192,026          5,643
    7,343         5,747         --      197,669            5,643             --
------------ ------------- ---------- ------------ ---------------- --------------
$ 420,998       $ 7,343    $ 5,747    $ 539,388        $ 197,669        $ 5,643
============ ============= ========== ============ ================ ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                WELLS FARGO VT TOTAL RETURN BOND
                                                                             INVESTMENT DIVISION
                                                     ----------------------------------------------
                                                           2011             2010            2009
                                                     ------------- ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 12,539          $ 23,065       $ 16,897
  Net realized gains (losses)                            45,796            34,459          5,219
  Change in unrealized gains (losses) on investments     (7,169)          (12,496)        23,526
                                                     ------------- ----------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                   51,166            45,028         45,642
                                                     ------------- ----------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           66,775           158,432        124,039
  Net transfers (including fixed account)              (413,486)          386,034        234,843
  Policy charges                                        (13,372)          (15,907)       (14,024)
  Transfers for policy benefits and terminations       (637,284)          (26,909)       (39,437)
                                                     ------------- ----------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (997,367)          501,650        305,421
                                                     ------------- ----------------- --------------
     Net increase (decrease) in net assets             (946,201)          546,678        351,063
NET ASSETS:
  Beginning of year                                   1,081,415           534,737        183,674
                                                     ------------- ----------------- --------------
  End of year                                         $ 135,214       $ 1,081,415      $ 534,737
                                                     ============= ================= ==============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.


The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Metropolitan Life Separate Account UL (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on December 13, 1988 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds) ("Invesco V.I.")
AllianceBernstein Variable Products Series Fund, Inc.
  ("AllianceBernstein")
American Century Variable Portfolios, Inc.
  ("American Century VP")
American Funds Insurance Series ("American Funds")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
  ("FTVIPT")
Goldman Sachs Variable Insurance Trust
  ("Goldman Sachs")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust
  ("LMPVET")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
MFS Variable Insurance Trust ("MFS VIT")
Oppenheimer Variable Account Funds
  ("Oppenheimer VA")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Putnam Variable Trust ("Putnam VT")
Royce Capital Fund ("Royce")
The Universal Institutional Funds, Inc. ("UIF")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for a discussion of additional information on related party transactions.

2. LIST OF INVESTMENT DIVISIONS

A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the policy owner. The following Investment Divisions had net assets as of December 31, 2011:

AllianceBernstein Global Thematic Growth Investment
  Division
AllianceBernstein Intermediate Bond Investment
  Division
AllianceBernstein International Value Investment
  Division
American Century VP Vista Investment Division
American Funds Bond Investment Division
American Funds Global Small Capitalization
  Investment Division
American Funds Growth Investment Division
American Funds Growth-Income Investment Division
American Funds International Investment Division
American Funds U.S. Government/AAA-Rated
  Securities Investment Division
Dreyfus VIF International Value Investment Division
Fidelity VIP Asset Manager: Growth Investment
  Division
Fidelity VIP Contrafund Investment Division
Fidelity VIP Equity-Income Investment Division
Fidelity VIP Freedom 2010 Investment Division
Fidelity VIP Freedom 2020 Investment Division
Fidelity VIP Freedom 2030 Investment Division
Fidelity VIP Freedom 2050 Investment Division
Fidelity VIP High Income Investment Division
Fidelity VIP Investment Grade Bond Investment
  Division
Fidelity VIP Mid Cap Investment Division
FTVIPT Mutual Global Discovery Securities
  Investment Division

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)

FTVIPT Templeton Foreign Securities Investment
  Division
FTVIPT Templeton Global Bond Securities Investment
  Division
Goldman Sachs Mid-Cap Value Investment Division
Goldman Sachs Structured Small Cap Equity
  Investment Division
Invesco V.I. Global Real Estate Investment Division
Invesco V.I. Government Securities Investment
  Division (a)
Invesco V.I. International Growth Investment Division
Invesco V.I. Van Kampen Comstock Investment
  Division
Janus Aspen Balanced Investment Division
Janus Aspen Forty Investment Division
Janus Aspen Janus Investment Division
Janus Aspen Overseas Investment Division
MFS VIT Global Equity Investment Division
MFS VIT High Income Investment Division
MFS VIT New Discovery Investment Division
MFS VIT Value Investment Division
MIST American Funds Balanced Allocation
  Investment Division
MIST American Funds Growth Allocation Investment
  Division
MIST American Funds Moderate Allocation
  Investment Division
MIST BlackRock Large Cap Core Investment Division
MIST Clarion Global Real Estate Investment Division*
MIST Dreman Small Cap Value Investment Division
MIST Harris Oakmark International Investment
  Division
MIST Invesco Small Cap Growth Investment Division*
MIST Janus Forty Investment Division
MIST Lazard Mid Cap Investment Division*
MIST Legg Mason ClearBridge Aggressive Growth
  Investment Division
MIST Lord Abbett Bond Debenture Investment
  Division
MIST Lord Abbett Mid Cap Value Investment Division
MIST Met/Franklin Income Investment Division
MIST Met/Franklin Mutual Shares Investment
  Division
MIST Met/Franklin Templeton Founding Strategy
  Investment Division
MIST Met/Templeton Growth Investment Division
MIST MetLife Aggressive Strategy Investment
  Division* (a)
MIST MFS Emerging Markets Equity Investment Division (a)
MIST MFS Research International Investment
  Division*
MIST Morgan Stanley Mid Cap Growth Investment
  Division
MIST Oppenheimer Capital Appreciation Investment
  Division
MIST PIMCO Inflation Protected Bond Investment
  Division
MIST PIMCO Total Return Investment Division
MIST Pioneer Fund Investment Division
MIST RCM Technology Investment Division
MIST SSgA Growth and Income ETF Investment
  Division
MIST SSgA Growth ETF Investment Division
MIST T. Rowe Price Large Cap Value Investment
  Division
MIST T. Rowe Price Mid Cap Growth Investment
  Division*
MIST Third Avenue Small Cap Value Investment
  Division
MSF Artio International Stock Investment Division
MSF Barclays Capital Aggregate Bond Index
  Investment Division
MSF BlackRock Aggressive Growth Investment
  Division
MSF BlackRock Bond Income Investment Division
MSF BlackRock Diversified Investment Division
MSF BlackRock Large Cap Value Investment Division
MSF BlackRock Legacy Large Cap Growth Investment
  Division
MSF BlackRock Money Market Investment Division
MSF Davis Venture Value Investment Division
MSF FI Value Leaders Investment Division
MSF Jennison Growth Investment Division
MSF Loomis Sayles Small Cap Core Investment
  Division
MSF Loomis Sayles Small Cap Growth Investment
  Division
MSF Met/Artisan Mid Cap Value Investment Division*
MSF MetLife Conservative Allocation Investment
  Division*
MSF MetLife Conservative to Moderate Allocation
  Investment Division*
MSF MetLife Mid Cap Stock Index Investment
  Division
MSF MetLife Moderate Allocation Investment
  Division*
MSF MetLife Moderate to Aggressive Allocation
  Investment Division*

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)

MSF MetLife Stock Index Investment Division
MSF MFS Total Return Investment Division*
MSF MFS Value Investment Division
MSF Morgan Stanley EAFE Index Investment Division
MSF Neuberger Berman Genesis Investment Division
MSF Neuberger Berman Mid Cap Value Investment
  Division
MSF Oppenheimer Global Equity Investment Division
MSF Russell 2000 Index Investment Division
MSF T. Rowe Price Large Cap Growth Investment
  Division
MSF T. Rowe Price Small Cap Growth Investment
  Division
MSF Van Eck Global Natural Resources Investment
  Division (a)
MSF Western Asset Management Strategic Bond
 Opportunities Investment Division
MSF Western Asset Management U.S. Government Investment
 Division
PIMCO VIT All Asset Investment Division (a)
PIMCO VIT Low Duration Investment Division
Pioneer VCT Emerging Markets Investment Division
Pioneer VCT Mid Cap Value Investment Division
Royce Micro-Cap Investment Division
Royce Small-Cap Investment Division
UIF Emerging Markets Debt Investment Division
UIF Emerging Markets Equity Investment Division
Wells Fargo VT Total Return Bond Investment
 Division

* This Investment Division invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(a) This Investment Division began operations during the year ended
    December 31, 2011.

B. The following Investment Divisions had no net assets as of December 31, 2011:

American Funds High-Income Bond Investment
  Division
Fidelity VIP Freedom 2015 Investment Division
Fidelity VIP Freedom 2025 Investment Division
Fidelity VIP Freedom 2040 Investment Division
Janus Aspen Enterprise Investment Division
LMPVET Investment Counsel Variable Social
  Awareness Investment Division
Oppenheimer VA Main Street Small- & Mid-Cap
  Investment Division
PIMCO VIT Long-Term U.S. Government Investment
  Division
Putnam VT International Value Investment Division

3. PORTFOLIO CHANGES

The following Investment Divisions ceased operations during the year ended December 31, 2011:

Delaware VIP Small Cap Value Investment Division
Invesco V.I. Van Kampen Government Investment Division
MIST Legg Mason Value Equity Investment Division
MSF MetLife Aggressive Allocation Investment Division

The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2011:

NAME CHANGES:

FORMER NAME                                      NEW NAME
(MIST) Lord Abbett Growth and Income Portfolio   (MIST) T. Rowe Price Large Cap Value Portfolio
Oppenheimer Main Street Small Cap Fund/VA        Oppenheimer Main Street Small- & Mid-Cap Fund/VA

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

MERGERS:

FORMER PORTFOLIO                                  NEW PORTFOLIO
Invesco V.I. Van Kampen Government Fund           Invesco V.I. Government Securities Fund
(MIST) Legg Mason Value Equity Portfolio          (MIST) Legg Mason ClearBridge Aggressive Growth Portfolio
(MSF) MetLIfe Aggressive Allocation Portfolio     (MIST) MetLife Aggressive Strategy Portfolio

SUBSTITUTION:

FORMER PORTFOLIO                                   NEW PORTFOLIO
Delaware VIP Small Cap Value Series                (MIST) Third Avenue Small Cap Value Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Investment Divisions' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.

Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS
The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. The Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as payments received from policy owners on the statements of changes in net assets of the applicable Investment Divisions and are credited as accumulation units.

NET TRANSFERS
Funds transferred by the policy owner into or out of the Investment Divisions within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

Effective December 31, 2009, the Separate Account adopted new guidance on:
(i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011-04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge paid to the Company, is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Divisions:

  MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

  The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2011:

Mortality and Expense Risk    0.00% - 0.90%


  The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, a mortality and expense risk charge ranging from 0.30% to 0.90% is assessed through the redemption of units on a monthly basis and recorded as mortality and expense risk charges in the statements of operations of the applicable Investment Divisions. The charges outlined in the following section are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

Other policy charges that are assessed through the redemption of units generally include: Cost of Insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Administrative charges range from $3 to $35 and are assessed monthly. For some Policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $3.75 to $38.25 for every $1,000 of the policy face amount.

Surrender charges for other Policies are equal to the lesser of the maximum surrender charge premium or the premiums actually paid in the first two policy years. For these policies, in the first policy year, the maximum surrender charge premium is 75% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders; and in the second and later policy years, it is 100% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders. The surrender charge cannot exceed 100% of the cumulative premiums paid in the first two policy years. If the policy is surrendered in the first two policy years, the Company will deduct 100% of the surrender charge, determined as described above. After the second policy year, the percentage the Company deducts declines until it reaches 0% at the end of the 15th policy year.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

Most policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0.01 to $30.34 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $0.00 to $61.44 per $100 of the benefit provided.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                                FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                              ----------------------- ----------------------------
                                                                                            COST OF       PROCEEDS
                                                                  SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                              ---------- ------------ ------------- --------------
AllianceBernstein Global Thematic Growth Investment Division     296,119    5,722,542     5,924,276        265,271
AllianceBernstein Intermediate Bond Investment Division            3,819       46,555         4,944          1,493
AllianceBernstein International Value Investment Division             12          183         1,511          2,772
American Century VP Vista Investment Division                        575        9,279        16,251         74,661
American Funds Bond Investment Division                          435,647    4,686,761       969,816        731,112
American Funds Global Small Capitalization Investment
  Division                                                     3,079,512   62,409,491     3,778,860      5,452,768
American Funds Growth Investment Division                      2,287,142  116,580,904     5,600,915      8,870,119
American Funds Growth-Income Investment Division               2,154,683   73,971,889     3,518,169      3,636,760
American Funds International Investment Division                  34,611      580,778        16,165        191,972
American Funds U.S. Government/AAA-Rated Securities
  Investment Division                                              3,533       43,793        24,616         18,298
Dreyfus VIF International Value Investment Division               20,568      262,362         5,544          6,265
Fidelity VIP Asset Manager: Growth Investment Division           107,882    1,331,954       201,611        542,259
Fidelity VIP Contrafund Investment Division                       93,762    2,177,801       386,193        826,551
Fidelity VIP Equity-Income Investment Division                       998       18,281        65,604        243,406
Fidelity VIP Freedom 2010 Investment Division                      3,312       33,619        16,905         13,581
Fidelity VIP Freedom 2020 Investment Division                     68,532      524,552        64,043         79,620
Fidelity VIP Freedom 2030 Investment Division                      5,873       54,640        33,098         83,225
Fidelity VIP Freedom 2050 Investment Division (a)                  1,157       13,988        44,388         25,362
Fidelity VIP High Income Investment Division                       8,019       44,841        40,651            236
Fidelity VIP Investment Grade Bond Investment Division           135,914    1,762,691     1,807,611        593,778
Fidelity VIP Mid Cap Investment Division                          21,482      588,358       287,684         86,070
FTVIPT Mutual Global Discovery Securities Investment
  Division                                                        40,641      804,523       279,594        383,211
FTVIPT Templeton Foreign Securities Investment Division          236,478    3,362,268       539,313      6,463,366
FTVIPT Templeton Global Bond Securities Investment Division       15,548      301,229       626,974        316,892
Goldman Sachs Mid-Cap Value Investment Division                   20,495      310,207        58,548        130,799
Goldman Sachs Structured Small Cap Equity Investment
  Division                                                         4,411       46,124           893          1,806
Invesco V.I. Global Real Estate Investment Division              122,840    1,838,520     1,144,072      1,047,754
Invesco V.I. Government Securities Investment Division (b)         1,735       20,156       105,415         86,648
Invesco V.I. International Growth Investment Division                888       22,949        11,463        236,029
Invesco V.I. Van Kampen Comstock Investment Division              16,849      196,193       166,971          2,690
Janus Aspen Balanced Investment Division                          48,299    1,337,704       476,479      1,530,768
Janus Aspen Forty Investment Division                             21,488      666,136        60,009        495,862
Janus Aspen Janus Investment Division                             37,570      734,386        11,493      7,130,795
Janus Aspen Overseas Investment Division                           9,198      475,978     5,940,358      5,664,163
MFS VIT Global Equity Investment Division                            430        5,384        14,292        232,286
MFS VIT High Income Investment Division                           16,459      115,867        12,069          1,866
MFS VIT New Discovery Investment Division                          8,908      125,314        24,020          4,419
MFS VIT Value Investment Division                                  3,533       44,675        36,464         67,428
MIST American Funds Balanced Allocation Investment Division       54,201      500,178       225,636        119,833
MIST American Funds Growth Allocation Investment Division         88,778      739,576       237,080        112,650
MIST American Funds Moderate Allocation Investment Division       40,689      380,969       184,789         27,959
MIST BlackRock Large Cap Core Investment Division             33,712,507  360,691,469     6,851,461     23,235,479
MIST Clarion Global Real Estate Investment Division            2,099,114   25,357,383     2,264,531      1,937,838
MIST Dreman Small Cap Value Investment Division                    2,735       33,760        16,769          5,385
MIST Harris Oakmark International Investment Division          2,296,776   32,074,482     2,500,638      2,457,952
MIST Invesco Small Cap Growth Investment Division                314,943    4,044,669       950,748        984,337
MIST Janus Forty Investment Division                             196,139   13,090,670     1,510,556      2,004,491
MIST Lazard Mid Cap Investment Division                          491,504    5,837,241     1,280,594      1,251,786

(a) Commenced on May 4, 2009 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                 FOR THE YEAR ENDED
                                                               AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                               ----------------------- ----------------------------
                                                                                             COST OF       PROCEEDS
                                                                   SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                               ---------- ------------ ------------- --------------
MIST Legg Mason ClearBridge Aggressive Growth Investment
  Division                                                      1,583,348   11,900,844     5,893,574      1,236,188
MIST Lord Abbett Bond Debenture Investment Division             2,010,202   23,705,523     4,202,645      5,865,230
MIST Lord Abbett Mid Cap Value Investment Division                  7,962       97,587        17,623          3,264
MIST Met/Franklin Income Investment Division                       23,305      228,675       104,557         10,557
MIST Met/Franklin Mutual Shares Investment Division                 9,793       80,192        34,651          5,687
MIST Met/Franklin Templeton Founding Strategy Investment
  Division                                                         28,790      248,758        36,620         12,523
MIST Met/Templeton Growth Investment Division                       6,209       52,293        19,150          9,023
MIST MetLife Aggressive Strategy Investment Division (b)        1,381,243   14,305,212    15,450,469      1,027,360
MIST MFS Emerging Markets Equity Investment Division (b)            2,452       26,160        26,770            540
MIST MFS Research International Investment Division             1,349,426   15,039,387     2,576,414      2,605,812
MIST Morgan Stanley Mid Cap Growth Investment Division         16,544,317  168,067,211     9,829,634     16,285,234
MIST Oppenheimer Capital Appreciation Investment Division         284,866    1,806,309       403,309        428,646
MIST PIMCO Inflation Protected Bond Investment Division           883,250    9,810,259     3,303,438      2,028,482
MIST PIMCO Total Return Investment Division                     3,882,227   45,377,062     7,403,802      5,653,299
MIST Pioneer Fund Investment Division                              13,169      132,390         7,780         67,759
MIST RCM Technology Investment Division                         2,990,153   12,776,901     2,111,961      3,577,458
MIST SSgA Growth and Income ETF Investment Division               411,341    4,330,488     1,498,489        604,376
MIST SSgA Growth ETF Investment Division                          308,722    3,120,509     1,923,928      1,172,938
MIST T. Rowe Price Large Cap Value Investment Division             51,503    1,269,288        25,689      5,307,279
MIST T. Rowe Price Mid Cap Growth Investment Division           2,661,246   22,825,590     8,275,848      2,781,426
MIST Third Avenue Small Cap Value Investment Division              59,664      831,943       595,096      1,211,039
MSF Artio International Stock Investment Division               4,564,064   51,718,192     3,235,087      3,373,752
MSF Barclays Capital Aggregate Bond Index Investment
  Division                                                      9,392,344  101,657,627    11,501,288     21,342,034
MSF BlackRock Aggressive Growth Investment Division             7,098,644  164,559,851     8,269,136     17,101,074
MSF BlackRock Bond Income Investment Division                     758,023   81,119,184     5,805,876      8,666,314
MSF BlackRock Diversified Investment Division                  16,022,240  257,117,632    10,350,108     21,365,154
MSF BlackRock Large Cap Value Investment Division               1,285,048   14,463,819     1,424,125      1,183,780
MSF BlackRock Legacy Large Cap Growth Investment
  Division                                                        295,304    6,820,352     2,393,555      1,606,886
MSF BlackRock Money Market Investment Division                    207,938   20,793,802    11,412,230     20,447,498
MSF Davis Venture Value Investment Division                     1,808,251   49,447,185     4,062,485      5,416,410
MSF FI Value Leaders Investment Division                           46,079    7,447,441       923,988        900,032
MSF Jennison Growth Investment Division                         1,166,924   12,586,990     1,020,376      2,289,730
MSF Loomis Sayles Small Cap Core Investment Division               77,854   15,721,460     1,401,272      2,332,479
MSF Loomis Sayles Small Cap Growth Investment Division            817,163    7,507,090     1,535,720      1,011,621
MSF Met/Artisan Mid Cap Value Investment Division                 263,619   53,786,669     2,136,634      4,226,880
MSF MetLife Conservative Allocation Investment Division           377,019    4,163,131     1,806,198      1,511,348
MSF MetLife Conservative to Moderate Allocation Investment
  Division                                                        583,520    6,211,103     1,953,282      2,239,776
MSF MetLife Mid Cap Stock Index Investment Division             4,845,608   58,660,606     7,118,449      5,790,251
MSF MetLife Moderate Allocation Investment Division             3,655,601   37,889,222     6,621,830      3,119,932
MSF MetLife Moderate to Aggressive Allocation Investment
  Division                                                      6,368,644   66,556,710     8,856,018      4,089,610
MSF MetLife Stock Index Investment Division                    22,588,617  678,268,203    42,140,081     42,862,666
MSF MFS Total Return Investment Division                           56,913    7,555,188     1,189,902      1,494,750
MSF MFS Value Investment Division                               4,281,432   54,455,261     3,888,301      5,180,543
MSF Morgan Stanley EAFE Index Investment Division               5,847,293   64,630,081     9,375,469      5,508,673
MSF Neuberger Berman Genesis Investment Division                6,579,130   94,640,448     2,070,471      5,494,730
MSF Neuberger Berman Mid Cap Value Investment Division          3,749,714   65,181,444     3,309,588      6,247,250
MSF Oppenheimer Global Equity Investment Division               2,695,695   34,380,468     4,561,354      6,449,346

(a) Commenced on May 4, 2009 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                 FOR THE YEAR ENDED
                                                               AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                               ----------------------- ----------------------------
                                                                                             COST OF       PROCEEDS
                                                                  SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                               --------- ------------- ------------- --------------
MSF Russell 2000 Index Investment Division                     4,042,001    47,361,388     4,574,342      7,433,659
MSF T. Rowe Price Large Cap Growth Investment Division         2,845,757    34,332,406     2,728,837      5,712,444
MSF T. Rowe Price Small Cap Growth Investment Division         5,205,391    65,703,613     6,480,374      9,130,453
MSF Van Eck Global Natural Resources Investment Division (b)         975        15,377        15,766            344
MSF Western Asset Management Strategic Bond Opportunities
  Investment Division                                          1,809,072    21,952,432     2,218,805      2,678,776
MSF Western Asset Management U.S. Government Investment
  Division                                                     1,346,097    16,268,088     1,868,479      2,143,284
PIMCO VIT All Asset Investment Division (b)                        9,222        97,359        97,359             --
PIMCO VIT Low Duration Investment Division                        91,115       926,737       210,299         21,217
Pioneer VCT Emerging Markets Investment Division                  16,956       389,995       461,977        837,851
Pioneer VCT Mid Cap Value Investment Division                      8,504       129,868        52,297          6,022
Royce Micro-Cap Investment Division                               29,823       300,626        22,196          9,860
Royce Small-Cap Investment Division                               74,950       753,098     1,012,962        605,050
UIF Emerging Markets Debt Investment Division                     50,660       420,498       432,895         19,721
UIF Emerging Markets Equity Investment Division                   43,060       599,186       657,354        220,179
Wells Fargo VT Total Return Bond Investment Division              12,806       132,348       134,983      1,089,695

(a) Commenced on May 4, 2009 and began transations in 2011.

(b) For the period May 2, 2011 to December 31, 2011.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009:

                           ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH        ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                                INVESTMENT DIVISION                       INVESTMENT DIVISION
                          ------------------------------------------- ------------------------------------------
                             2011                   2010      2009     2011                   2010    2009 (a)
                          ---------- ---------------------- --------- -------- ---------------------- ----------
Units beginning of year    19,486                 25,043    14,644    3,146                  2,242         --
Units issued and
  transferred from
  other funding options   943,623                  5,471    14,289      191                  3,226      3,299
Units redeemed and
  transferred to other
  funding options         (48,897)               (11,028)   (3,890)    (105)                (2,322)    (1,057)
                          ---------- ---------------------- --------- -------- ---------------------- ----------
Units end of year         914,212                 19,486    25,043    3,232                  3,146      2,242
                          ========== ====================== ========= ======== ====================== ==========

                                                  AMERICAN FUNDS BOND        AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                  INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ---------------------------------------------- -------------------------------------------------
                              2011                   2010        2009         2011                   2010          2009
                          ----------- ---------------------- ----------- ------------ ---------------------- -------------
Units beginning of year    361,073                335,183     317,147    2,114,920              2,152,577     2,098,117
Units issued and
  transferred from
  other funding options    111,528                767,492     631,349      395,698              2,898,451     2,393,707
Units redeemed and
  transferred to other
  funding options         (104,902)              (741,602)   (613,313)    (473,030)            (2,936,108)   (2,339,247)
                          ----------- ---------------------- ----------- ------------ ---------------------- -------------
Units end of year          367,699                361,073     335,183    2,037,588              2,114,920     2,152,577
                          =========== ====================== =========== ============ ====================== =============

                                     AMERICAN FUNDS INTERNATIONAL     AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                              INVESTMENT DIVISION                                      INVESTMENT DIVISION
                          ------------------------------------------ ------------------------------------------------------
                            2011                   2010      2009     2011                   2010                   2009
                          --------- ---------------------- --------- -------- ---------------------- ----------------------
Units beginning of year   27,930                 17,214     2,335    1,810                  4,564                  1,808
Units issued and
  transferred from
  other funding options      306                 13,635    16,414    1,074                    398                  4,273
Units redeemed and
  transferred to other
  funding options         (7,197)                (2,919)   (1,535)    (859)                (3,152)                (1,517)
                          --------- ---------------------- --------- -------- ---------------------- ----------------------
Units end of year         21,039                 27,930    17,214    2,025                  1,810                  4,564
                          ========= ====================== ========= ======== ====================== ======================

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE        AMERICAN CENTURY VP VISTA
                  INVESTMENT DIVISION              INVESTMENT DIVISION
------------------------------------- -----------------------------------
2011                       2010 (b)     2011           2010       2009
------- ----------------------------- --------- -------------- ----------
  73                            --     5,360         13,115      8,686
   6                            73       753          2,722     17,746
 (70)                           --    (5,434)       (10,477)   (13,317)
------- ----------------------------- --------- -------------- ----------
   9                            73       679          5,360     13,115
======= ============================= ========= ============== ==========

                AMERICAN FUNDS GROWTH                 AMERICAN FUNDS GROWTH-INCOME
                  INVESTMENT DIVISION                          INVESTMENT DIVISION
------------------------------------------ -------------------------------------------
    2011           2010          2009         2011             2010          2009
------------ --------------- ------------- ------------ ---------------- -------------
1,411,108       1,419,237     1,382,286    1,483,095        1,491,242     1,461,879
  236,308       1,491,854     1,183,014      249,184        1,511,750     1,196,222
 (294,359)     (1,499,983)   (1,146,063)    (278,334)      (1,519,897)   (1,166,859)
------------ --------------- ------------- ------------ ---------------- -------------
1,353,057       1,411,108     1,419,237    1,453,945        1,483,095     1,491,242
============ =============== ============= ============ ================ =============

DREYFUS VIF INTERNATIONAL VALUE    FIDELITY VIP ASSET MANAGER: GROWTH
            INVESTMENT DIVISION                   INVESTMENT DIVISION
--------------------------------- ------------------------------------
  2011         2010       2009       2011           2010       2009
--------- ------------ ---------- ---------- -------------- ----------
16,502       21,676     33,156    172,460        181,097    126,890
    99          505      2,909     17,093         24,042     70,300
  (448)      (5,679)   (14,389)   (51,437)       (32,679)   (16,093)
--------- ------------ ---------- ---------- -------------- ----------
16,153       16,502     21,676    138,116        172,460    181,097
========= ============ ========== ========== ============== ==========

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009:

                                 FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                     INVESTMENT DIVISION                  INVESTMENT DIVISION
                          ------------------------------------ -----------------------------------
                             2011           2010       2009       2011          2010       2009
                          ---------- -------------- ---------- ---------- ------------- ----------
Units beginning of year   190,755        332,757    218,160     17,040        23,778     72,691
Units issued and
  transferred from
  other funding options    22,512         43,442    153,261      2,435         4,102     10,561
Units redeemed and
  transferred to other
  funding options         (55,817)      (185,444)   (38,664)   (17,926)      (10,840)   (59,474)
                          ---------- -------------- ---------- ---------- ------------- ----------
Units end of year         157,450        190,755    332,757      1,549        17,040     23,778
                          ========== ============== ========== ========== ============= ==========

                                                               FIDELITY VIP
                           FIDELITY VIP FREEDOM 2030           FREEDOM 2050
                                 INVESTMENT DIVISION    INVESTMENT DIVISION
                          --------------------------- -----------------------
                            2011       2010     2009               2011 (c)
                          --------- ---------- ------ ------------------------
Units beginning of year    9,011       3,665   3,324                  --
Units issued and
  transferred from
  other funding options    2,929       9,042     372               1,494
Units redeemed and
  transferred to other
  funding options         (5,912)     (3,696)    (31)                 (2)
                          --------- ---------- ------ ------------------------
Units end of year          6,028       9,011   3,665               1,492
                          ========= ========== ====== ========================

                                 FIDELITY VIP MID CAP        FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES
                                  INVESTMENT DIVISION                              INVESTMENT DIVISION
                          -------------------------------- --------------------------------------------
                            2011         2010      2009       2011                   2010        2009
                          --------- ------------ --------- ---------- ---------------------- -----------
Units beginning of year   16,733       10,051     2,071     53,444                 54,588     140,006
Units issued and
  transferred from
  other funding options   12,194        7,750     9,260      9,519                 32,229      28,222
Units redeemed and
  transferred to other
  funding options         (3,985)      (1,068)   (1,280)   (18,337)               (33,373)   (113,640)
                          --------- ------------ --------- ---------- ---------------------- -----------
Units end of year         24,942       16,733    10,051     44,626                 53,444      54,588
                          ========= ============ ========= ========== ====================== ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.

          FIDELITY VIP FREEDOM 2010    FIDELITY VIP FREEDOM 2020
                INVESTMENT DIVISION          INVESTMENT DIVISION
------------------------------------ -----------------------------
    2011        2010          2009      2011      2010      2009
------------ ------------- --------- --------- --------- ---------
     3,002          1,541     3,089    56,297    56,341     4,617
       246          1,471        21       121       829    52,551
       (10)           (10)   (1,569)   (2,904)     (873)     (827)
------------ ------------- --------- --------- --------- ---------
     3,238          3,002     1,541    53,514    56,297    56,341
============ ============= ========= ========= ========= =========

     FIDELITY VIP HIGH INCOME    FIDELITY VIP INVESTMENT GRADE BOND
          INVESTMENT DIVISION                   INVESTMENT DIVISION
-------------------------------- ----------------------------------
    2011        2010    2009 (d)    2011       2010       2009
------------ --------- --------- ---------- ---------- ------------
       294     3,001       --      38,436     18,087      3,908
     2,406        --    3,022     120,433     87,556     31,638
       (23)   (2,707)     (21)    (41,816)   (67,207)   (17,459)
------------ --------- --------- ---------- ---------- ------------
     2,677       294    3,001     117,053     38,436     18,087
============ ========= ========= ========== ========== ============

 FTVIPT TEMPLETON FOREIGN SECURITIES    FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                 INVESTMENT DIVISION                        INVESTMENT DIVISION
--------------------------------------- --------------------------------------
    2011            2010        2009       2011         2010       2011 (e)
----------- --------------- ----------- ---------- ------------- -------------
 558,309         520,792     527,866        179           204           --
  26,853          75,062     104,859     25,202        11,325          213
(381,387)        (37,545)   (111,933)   (11,377)      (11,350)          (9)
----------- --------------- ----------- ---------- ------------- -------------
 203,775         558,309     520,792     14,004           179          204
=========== =============== =========== ========== ============= ==============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009:

                                       GOLDMAN SACHS MID-CAP VALUE     GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                               INVESTMENT DIVISION                           INVESTMENT DIVISION
                          ------------------------------------------- --------------------------------------------
                            2011                   2010       2009     2011                   2010         2009
                          --------- ---------------------- ---------- -------- ---------------------- ------------
Units beginning of year   24,643                 27,552    102,102    4,258                  7,623        6,818
Units issued and
  transferred from
  other funding options       --                      1         --       38                    436        2,806
Units redeemed and
  transferred to other
  funding options         (5,409)                (2,910)   (74,550)    (148)                (3,801)      (2,001)
                          --------- ---------------------- ---------- -------- ---------------------- ------------
Units end of year         19,234                 24,643     27,552    4,148                  4,258        7,623
                          ========= ====================== ========== ======== ====================== ============

                                  INVESCO V.I. INTERNATIONAL GROWTH    INVESCO V.I. VAN KAMPEN COMSTOCK
                                                INVESTMENT DIVISION                 INVESTMENT DIVISION
                          -------------------------------------------- -----------------------------------
                             2011                   2010    2009 (d)     2011                   2010 (g)
                          ---------- ---------------------- ---------- --------- -------------------------
Units beginning of year    14,201                  1,080         --     2,966                        --
Units issued and
  transferred from
  other funding options       320                 20,685      1,114    15,242                     2,966
Units redeemed and
  transferred to other
  funding options         (13,213)                (7,564)       (34)     (257)                       --
                          ---------- ---------------------- ---------- --------- -------------------------
Units end of year           1,308                 14,201      1,080    17,951                     2,966
                          ========== ====================== ========== ========= =========================

                                                   JANUS ASPEN JANUS                          JANUS ASPEN OVERSEAS
                                                 INVESTMENT DIVISION                           INVESTMENT DIVISION
                          --------------------------------------------- --------------------------------------------
                              2011                   2010       2009        2011                   2010      2009
                          ----------- ---------------------- ---------- ----------- ---------------------- ---------
Units beginning of year    741,523                718,894    685,791      11,481                  3,135     1,777
Units issued and
  transferred from
  other funding options        640                 65,451     77,949     181,594                  9,125     5,289
Units redeemed and
  transferred to other
  funding options         (656,372)               (42,822)   (44,846)   (177,539)                  (779)   (3,931)
                          ----------- ---------------------- ---------- ----------- ---------------------- ---------
Units end of year           85,791                741,523    718,894      15,536                 11,481     3,135
                          =========== ====================== ========== =========== ====================== =========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.

                                                     INVESCO V.I.
                                                       GOVERNMENT
           INVESCO V.I. GLOBAL REAL ESTATE             SECURITIES
                       INVESTMENT DIVISION    INVESTMENT DIVISION
--------------------------------------------- ----------------------
   2011                    2010       2009                2011 (f)
---------- ----------------------- ---------- ----------------------
 54,093                  59,960     76,172                     --
 34,742                   6,829     18,609                  8,213
(34,833)                (12,696)   (34,821)                (6,643)
---------- ----------------------- ---------- ----------------------
 54,002                  54,093     59,960                  1,570
========== ======================= ========== ======================

               JANUS ASPEN BALANCED                           JANUS ASPEN FORTY
                INVESTMENT DIVISION                         INVESTMENT DIVISION
------------------------------------------- --------------------------------------------
   2011                   2010      2009       2011                   2010       2009
---------- ---------------------- --------- ---------- ---------------------- ----------
155,834                 99,381    20,633     73,218                 61,130     45,182
  8,172                 79,900    81,253      4,044                 22,591     39,687
(82,484)               (23,447)   (2,505)   (31,646)               (10,503)   (23,739)
---------- ---------------------- --------- ---------- ---------------------- ----------
 81,522                155,834    99,381     45,616                 73,218     61,130
========== ====================== ========= ========== ====================== ==========

                   MFS VIT GLOBAL EQUITY                         MFS VIT HIGH INCOME
                     INVESTMENT DIVISION                         INVESTMENT DIVISION
------------------------------------------- --------------------------------------------
   2011                   2010      2009          2011             2010          2009
---------- ---------------------- --------- ------------- ---------------- -------------
 14,222                  5,543     5,386         9,020            9,209           354
    851                 11,271     2,627             1              106         9,330
(14,717)                (2,592)   (2,470)         (125)            (295)         (475)
---------- ---------------------- --------- ------------- ---------------- -------------
    356                 14,222     5,543         8,896            9,020         9,209
========== ====================== ========= ============= ================ =============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009:

                                        MFS VIT NEW DISCOVERY                       MFS VIT VALUE
                                          INVESTMENT DIVISION                 INVESTMENT DIVISION
                          ------------------------------------ -----------------------------------
                              2011         2010        2009      2011         2010        2009
                          ------------ ----------- ----------- --------- ------------ ------------
Units beginning of year        7,814         396          249     5,577        5,803         6,081
Units issued and
  transferred from
  other funding options          359       7,766          864        --           --            --
Units redeemed and
  transferred to other
  funding options               (254)       (348)        (717)   (2,439)        (226)         (278)
                          ------------ ----------- ----------- --------- ------------ ------------
Units end of year              7,919       7,814          396     3,138        5,577         5,803
                          ============ =========== =========== ========= ============ ============

                          MIST AMERICAN FUNDS MODERATE ALLOCATION                      MIST BLACKROCK LARGE CAP CORE
                                              INVESTMENT DIVISION                                INVESTMENT DIVISION
                          ------------------------------------------ --------------------------------------------------
                            2011              2010           2009          2011                   2010          2009
                          --------- ---------------------- --------- ------------- ---------------------- -------------
Units beginning of year   23,584             9,961            593    13,468,383             14,107,746    14,670,780
Units issued and
  transferred from
  other funding options   16,729            29,424         11,392     1,797,760              9,046,176     6,882,314
Units redeemed and
  transferred to other
  funding options         (2,607)          (15,801)        (2,024)   (2,503,416)            (9,685,539)   (7,445,348)
                          --------- ---------------------- --------- ------------- ---------------------- -------------
Units end of year         37,706            23,584          9,961    12,762,727             13,468,383    14,107,746
                          ========= ====================== ========= ============= ====================== =============

                                       MIST HARRIS OAKMARK INTERNATIONAL                 MIST INVESCO SMALL CAP GROWTH
                                                     INVESTMENT DIVISION                           INVESTMENT DIVISION
                          ------------------------------------------------- ---------------------------------------------
                               2011                   2010          2009       2011                   2010        2009
                          ------------ ---------------------- ------------- ---------- ---------------------- -----------
Units beginning of year   1,473,309              1,439,875     1,337,674    280,254                268,049     230,618
Units issued and
  transferred from
  other funding options     324,563              1,994,881     1,598,848     85,976                345,354     285,386
Units redeemed and
  transferred to other
  funding options          (314,680)            (1,961,447)   (1,496,647)   (86,976)              (333,149)   (247,955)
                          ------------ ---------------------- ------------- ---------- ---------------------- -----------
Units end of year         1,483,192              1,473,309     1,439,875    279,254                280,254     268,049
                          ============ ====================== ============= ========== ====================== ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.

  MIST AMERICAN FUNDS BALANCED ALLOCATION        MIST AMERICAN FUNDS GROWTH ALLOCATION
                      INVESTMENT DIVISION                          INVESTMENT DIVISION
-------------------------------------------- -------------------------------------------
   2011                   2010       2009       2011                   2010      2009
---------- ---------------------- ---------- ---------- ---------------------- ---------
 41,296                 23,102      1,427     71,574                 15,564     2,439
 21,131                 70,685     44,911     22,942                 90,305    17,809
(11,661)               (52,491)   (23,236)   (11,699)               (34,295)   (4,684)
---------- ---------------------- ---------- ---------- ---------------------- ---------
 50,766                 41,296     23,102     82,817                 71,574    15,564
========== ====================== ========== ========== ====================== =========

         MIST CLARION GLOBAL REAL ESTATE          MIST DREMAN SMALL CAP VALUE
                     INVESTMENT DIVISION                  INVESTMENT DIVISION
------------------------------------------ -------------------------------------
   2011            2010           2009          2011          2010        2009
------------ ---------------- ------------- ------------ --------------- -------
1,342,988        1,332,507     1,247,223         1,705         1,271         11
  277,732        1,901,957     1,551,482         1,121         1,222     22,145
 (308,897)      (1,891,476)   (1,466,198)         (346)         (788)   (20,885)
------------ ---------------- ------------- ------------ --------------- -------
1,311,823        1,342,988     1,332,507         2,480         1,705      1,271
============ ================ ============= ============ =============== =======

                        MIST JANUS FORTY                   MIST LAZARD MID CAP
                     INVESTMENT DIVISION                   INVESTMENT DIVISION
------------------------------------------- -------------------------------------
    2011            2010          2009        2011           2010        2009
------------ ---------------- ------------- ----------- -------------- -----------
1,185,626        1,122,196       943,170     360,447        362,314     371,732
  250,215        2,258,407     1,816,405     109,194        450,103     378,306
 (342,207)      (2,194,977)   (1,637,379)   (111,235)      (451,970)   (387,724)
------------ ---------------- ------------- ----------- -------------- -----------
1,093,634        1,185,626     1,122,196     358,406        360,447     362,314
============ ================ ============= =========== ============== ===========

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009:

                          MIST LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH                  MIST LORD ABBETT BOND DEBENTURE
                                                    INVESTMENT DIVISION                              INVESTMENT DIVISION
                          ------------------------------------------------ ------------------------------------------------
                               2011              2010              2009         2011              2010              2009
                          ------------ ---------------------- ------------ ------------ ---------------------- ------------
Units beginning of year     888,257           918,435           929,444    1,222,207         1,300,112         1,205,110
Units issued and
  transferred from
  other funding options     760,794           862,843           681,902      200,137           833,058           736,059
Units redeemed and
  transferred to other
  funding options          (295,500)         (893,021)         (692,911)    (337,033)         (910,963)         (641,057)
                          ------------ ---------------------- ------------ ------------ ---------------------- ------------
Units end of year         1,353,551           888,257           918,435    1,085,311         1,222,207         1,300,112
                          ============ ====================== ============ ============ ====================== ============

                              MIST MET/FRANKLIN MUTUAL SHARES     MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
                                          INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------ ------------------------------------------------
                           2011           2010           2009      2011              2010            2009
                          -------- ------------------ -------- --------- ---------------------- ---------------
Units beginning of year   6,134          2,904         1,208     25,753            21,298              1,503
Units issued and
  transferred from
  other funding options   3,078          6,436         2,223      3,131            55,695             44,058
Units redeemed and
  transferred to other
  funding options          (595)        (3,206)         (527)    (1,191)          (51,240)           (24,263)
                          -------- ------------------ -------- --------- ---------------------- ---------------
Units end of year         8,617          6,134         2,904     27,693            25,753             21,298
                          ======== ================== ======== ========= ====================== ===============

                                        MIST MFS RESEARCH INTERNATIONAL       MIST MORGAN STANLEY MID CAP GROWTH
                                                    INVESTMENT DIVISION                      INVESTMENT DIVISION
                          ---------------------------------------------- ------------------------------------------
                              2011                   2010        2009          2011               2010      2009
                          ----------- ---------------------- ----------- ------------- ------------------ ---------
Units beginning of year    838,110                885,756     870,603    13,121,650             23,317     1,987
Units issued and
  transferred from
  other funding options    223,953              1,201,606     996,145     1,773,282         24,103,485    23,232
Units redeemed and
  transferred to other
  funding options         (241,725)            (1,249,252)   (980,992)   (2,538,198)       (11,005,152)   (1,902)
                          ----------- ---------------------- ----------- ------------- ------------------ ---------
Units end of year          820,338                838,110     885,756    12,356,734         13,121,650    23,317
                          =========== ====================== =========== ============= ================== =========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.

             MIST LORD ABBETT MID CAP VALUE                   MIST MET/FRANKLIN INCOME
                        INVESTMENT DIVISION                        INVESTMENT DIVISION
---------------------------------------------- ------------------------------------------
    2011                    2010       2009      2011                   2010      2009
------------ ---------------------- ---------- --------- ---------------------- ---------
     7,974                  9,319     10,463    13,040                  5,364     2,408
     1,279                    620     12,325     7,842                 13,379     4,293
      (253)                (1,965)   (13,469)     (889)                (5,703)   (1,337)
------------ ---------------------- ---------- --------- ---------------------- ---------
     9,000                  7,974      9,319    19,993                 13,040     5,364
============ ====================== ========== ========= ====================== =========

                                    MIST METLIFE            MIST MFS
                                      AGGRESSIVE            EMERGING
 MIST MET/TEMPLETON GROWTH              STRATEGY      MARKETS EQUITY
       INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION
---------------------------- ------------------- -------------------
  2011      2010      2009          2011 (f)           2011 (f)
------- ----------- -------- ------------------- -------------------
 5,088       2,173      480             --                 --
 1,929       5,903    2,325      1,234,168              2,117
(1,003)     (2,988)    (632)      (184,382)               (47)
------- ----------- -------- ------------------- -------------------
 6,014       5,088    2,173      1,049,786              2,070
======= =========== ======== =================== ===================

 MIST OPPENHEIMER CAPITAL APPRECIATION       MIST PIMCO INFLATION PROTECTED BOND
                   INVESTMENT DIVISION                       INVESTMENT DIVISION
---------------------------------------- -------------------------------------------
   2011           2010          2009        2011            2010           2009
---------- ----------------- ----------- ----------- ----------------- -------------
155,354           155,544     114,986     653,613           618,801       523,888
 52,806           284,133     234,271     288,475         1,507,168     1,226,809
(54,766)         (284,323)   (193,713)   (241,931)       (1,472,356)   (1,131,896)
---------- ----------------- ----------- ----------- ----------------- -------------
153,394           155,354     155,544     700,157           653,613       618,801
========== ================= =========== =========== ================= =============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009:

                                           MIST PIMCO TOTAL RETURN                     MIST PIONEER FUND
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                          ------------------------------------------- -----------------------------------
                               2011          2010           2009        2011           2010    2009 (e)
                          ------------ ---------------- ------------- --------- -------------- ----------
Units beginning of year   2,450,427        2,378,221     2,287,745    17,938         20,277         --
Units issued and
  transferred from
  other funding options     620,126        2,765,705     2,051,940       399            399     22,226
Units redeemed and
  transferred to other
  funding options          (643,462)      (2,693,499)   (1,961,464)   (4,857)        (2,738)    (1,949)
                          ------------ ---------------- ------------- --------- -------------- ----------
Units end of year         2,427,091        2,450,427     2,378,221    13,480         17,938     20,277
                          ============ ================ ============= ========= ============== ==========

                                                  MIST SSGA GROWTH ETF            MIST T. ROWE PRICE LARGE CAP VALUE
                                                   INVESTMENT DIVISION                           INVESTMENT DIVISION
                          ---------------------------------------------- ---------------------------------------------
                              2011                   2010        2009        2011                   2010       2009
                          ----------- ---------------------- ----------- ----------- ---------------------- ----------
Units beginning of year    237,751                181,473      59,898     601,441                585,353    569,914
Units issued and
  transferred from
  other funding options    190,117                355,523     247,780       1,323                 46,143     58,321
Units redeemed and
  transferred to other
  funding options         (128,753)              (299,245)   (126,205)   (494,160)               (30,055)   (42,882)
                          ----------- ---------------------- ----------- ----------- ---------------------- ----------
Units end of year          299,115                237,751     181,473     108,604                601,441    585,353
                          =========== ====================== =========== =========== ====================== ==========

                                             MSF ARTIO INTERNATIONAL STOCK      MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX
                                                       INVESTMENT DIVISION                            INVESTMENT DIVISION
                          ------------------------------------------------- ------------------------------------------------
                               2011                   2010          2009          2011                 2010          2009
                          ------------ ---------------------- ------------- ------------- -------------------- -------------
Units beginning of year   2,985,340              3,130,833     3,272,041     6,069,208            5,979,612     5,705,639
Units issued and
  transferred from
  other funding options     537,715              2,254,216     1,779,165     1,036,792            5,950,976     4,481,852
Units redeemed and
  transferred to other
  funding options          (575,628)            (2,399,709)   (1,920,373)   (1,738,111)          (5,861,380)   (4,207,879)
                          ------------ ---------------------- ------------- ------------- -------------------- -------------
Units end of year         2,947,427              2,985,340     3,130,833     5,367,889            6,069,208     5,979,612
                          ============ ====================== ============= ============= ==================== =============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.

                           MIST RCM TECHNOLOGY              MIST SSGA GROWTH AND INCOME ETF
                           INVESTMENT DIVISION                          INVESTMENT DIVISION
------------------------------------------------- --------------------------------------------
     2011                   2010          2009       2011                   2010       2009
------------ ---------------------- ------------- ---------- ---------------------- ----------
2,007,835              2,111,049     1,806,845    320,284                149,333     39,742
  541,643              3,754,204     2,949,637    139,491                435,343    206,989
 (721,355)            (3,857,418)   (2,645,433)   (78,250)              (264,392)   (97,398)
------------ ---------------------- ------------- ---------- ---------------------- ----------
1,828,123              2,007,835     2,111,049    381,525                320,284    149,333
============ ====================== ============= ========== ====================== ==========

             MIST T. ROWE PRICE MID CAP GROWTH           MIST THIRD AVENUE SMALL CAP VALUE
                           INVESTMENT DIVISION                         INVESTMENT DIVISION
------------------------------------------------- -------------------------------------------
     2011                   2010          2009       2011                   2010      2009
------------ ---------------------- ------------- ---------- ---------------------- ---------
1,725,748              1,754,850     1,702,757     96,930                 66,457    22,742
  685,902              2,400,707     1,928,793     30,935                 54,144    49,002
 (453,815)            (2,429,809)   (1,876,700)   (73,382)               (23,671)   (5,287)
------------ ---------------------- ------------- ---------- ---------------------- ---------
1,957,835              1,725,748     1,754,850     54,483                 96,930    66,457
============ ====================== ============= ========== ====================== =========

                 MSF BLACKROCK AGGRESSIVE GROWTH                         MSF BLACKROCK BOND INCOME
                             INVESTMENT DIVISION                               INVESTMENT DIVISION
-------------------------------------------------- -------------------------------------------------
      2011                   2010          2009         2011                   2010          2009
------------- ---------------------- ------------- ------------ ---------------------- -------------
 9,010,506              9,655,662    10,226,808    3,695,898              3,849,026     4,137,787
 1,226,282              5,730,219     4,486,979      476,235              2,545,294     1,958,068
(1,623,521)            (6,375,375)   (5,058,125)    (723,318)            (2,698,422)   (2,246,829)
------------- ---------------------- ------------- ------------ ---------------------- -------------
 8,613,267              9,010,506     9,655,662    3,448,815              3,695,898     3,849,026
============= ====================== ============= ============ ====================== =============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009:

                                                 MSF BLACKROCK DIVERSIFIED                    MSF BLACKROCK LARGE CAP VALUE
                                                       INVESTMENT DIVISION                              INVESTMENT DIVISION
                          -------------------------------------------------- -------------------------------------------------
                                2011                   2010          2009         2011                   2010          2009
                          ------------- ---------------------- ------------- ------------ ---------------------- -------------
Units beginning of year   10,826,228             11,480,151    12,136,197    1,026,360              1,018,697       924,995
Units issued and
  transferred from
  other funding options    1,401,995              7,504,390     5,841,981      229,911              1,430,731     1,160,670
Units redeemed and
  transferred to other
  funding options         (2,004,555)            (8,158,313)   (6,498,027)    (219,607)            (1,423,068)   (1,066,968)
                          ------------- ---------------------- ------------- ------------ ---------------------- -------------
Units end of year         10,223,668             10,826,228    11,480,151    1,036,664              1,026,360     1,018,697
                          ============= ====================== ============= ============ ====================== =============

                                                  MSF DAVIS VENTURE VALUE                           MSF FI VALUE LEADERS
                                                      INVESTMENT DIVISION                            INVESTMENT DIVISION
                          ------------------------------------------------- ----------------------------------------------
                               2011                   2010          2009        2011                   2010        2009
                          ------------ ---------------------- ------------- ----------- ---------------------- -----------
Units beginning of year   1,632,869              1,661,533     1,580,625     493,819                478,934     451,406
Units issued and
  transferred from
  other funding options     320,460              1,634,097     1,319,611     119,587                576,474     447,507
Units redeemed and
  transferred to other
  funding options          (383,606)            (1,662,761)   (1,238,703)   (123,858)              (561,589)   (419,979)
                          ------------ ---------------------- ------------- ----------- ---------------------- -----------
Units end of year         1,569,723              1,632,869     1,661,533     489,548                493,819     478,934
                          ============ ====================== ============= =========== ====================== ===========

                                  MSF LOOMIS SAYLES SMALL CAP GROWTH                  MSF MET/ARTISAN MID CAP VALUE
                                                 INVESTMENT DIVISION                            INVESTMENT DIVISION
                          ---------------------------------------------- ---------------------------------------------
                                   2011             2010        2009           2011               2010        2009
                          ---------------- ----------------- ----------- ---------------- ---------------- -----------
Units beginning of year        597,616            592,149     579,322           222,836         191,339     196,801
Units issued and
  transferred from
  other funding options        204,191            595,787     456,755            55,960         303,121     142,199
Units redeemed and
  transferred to other
  funding options             (162,053)          (590,320)   (443,928)          (91,313)       (271,624)   (147,661)
                          ---------------- ----------------- ----------- ---------------- ---------------- -----------
Units end of year              639,754            597,616     592,149           187,483         222,836     191,339
                          ================ ================= =========== ================ ================ ===========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.

         MSF BLACKROCK LEGACY LARGE CAP GROWTH                      MSF BLACKROCK MONEY MARKET
                           INVESTMENT DIVISION                             INVESTMENT DIVISION
---------------------------------------------- --------------------------------------------------
    2011                   2010        2009          2011                   2010          2009
----------- ---------------------- ----------- ------------- ---------------------- -------------
 494,998                480,438     413,693     1,663,896              1,962,757     3,533,477
 231,277                793,080     696,623       607,896              1,839,931     1,181,172
(192,473)              (778,520)   (629,878)   (1,108,460)            (2,138,792)   (2,751,892)
----------- ---------------------- ----------- ------------- ---------------------- -------------
 533,802                494,998     480,438     1,163,332              1,663,896     1,962,757
=========== ====================== =========== ============= ====================== =============

                            MSF JENNISON GROWTH           MSF LOOMIS SAYLES SMALL CAP CORE
                            INVESTMENT DIVISION                        INVESTMENT DIVISION
------------------------------------------------ --------------------------------------------
     2011                   2010         2009       2011                   2010       2009
------------ ---------------------- ------------ ---------- ---------------------- ----------
1,234,658              1,148,604    1,170,101    115,539                116,312    116,157
  212,585              1,009,921      646,258     19,557                 70,304     70,176
 (380,769)              (923,867)    (667,755)   (39,147)               (71,077)   (70,021)
------------ ---------------------- ------------ ---------- ---------------------- ----------
1,066,474              1,234,658    1,148,604     95,949                115,539    116,312
============ ====================== ============ ========== ====================== ==========

        MSF METLIFE CONSERVATIVE ALLOCATION     MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                        INVESTMENT DIVISION                                 INVESTMENT DIVISION
-------------------------------------------- ----------------------------------------------------
    2011                   2010        2009        2011                   2010            2009
----------- ---------------------- ----------- ----------- ---------------------- ---------------
 281,025                179,332     133,696     523,187                443,689         336,506
 187,246                672,097     463,545     194,728                852,775         631,508
(174,309)              (570,404)   (417,909)   (226,796)              (773,277)       (524,325)
----------- ---------------------- ----------- ----------- ---------------------- ---------------
 293,962                281,025     179,332     491,119                523,187         443,689
=========== ====================== =========== =========== ====================== ===============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009:

                                         MSF METLIFE MID CAP STOCK INDEX                   MSF METLIFE MODERATE ALLOCATION
                                                     INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                               2011                   2010          2009         2011                   2010          2009
                          ------------ ---------------------- ------------- ------------ ---------------------- -------------
Units beginning of year   3,223,737              3,313,158     3,450,115    2,825,563              2,488,914     2,031,439
Units issued and
  transferred from
  other funding options     578,839              3,107,108     2,443,661      818,677              4,421,202     3,488,092
Units redeemed and
  transferred to other
  funding options          (661,737)            (3,196,529)   (2,580,618)    (593,430)            (4,084,553)   (3,030,617)
                          ------------ ---------------------- ------------- ------------ ---------------------- -------------
Units end of year         3,140,839              3,223,737     3,313,158    3,050,810              2,825,563     2,488,914
                          ============ ====================== ============= ============ ====================== =============

                                                 MSF MFS TOTAL RETURN                                     MSF MFS VALUE
                                                  INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ---------------------------------------------- -----------------------------------------------
                              2011                   2010        2009         2011                   2010          2009
                          ----------- ---------------------- ----------- ------------ ---------------------- -------------
Units beginning of year    568,106                580,613     469,855    3,975,344              4,056,273     4,061,727
Units issued and
  transferred from
  other funding options    110,243                701,621     595,895      685,905              3,454,529     2,678,033
Units redeemed and
  transferred to other
  funding options         (149,872)              (714,128)   (485,137)    (832,421)            (3,535,458)   (2,683,487)
                          ----------- ---------------------- ----------- ------------ ---------------------- -------------
Units end of year          528,477                568,106     580,613    3,828,828              3,975,344     4,056,273
                          =========== ====================== =========== ============ ====================== =============

                                      MSF NEUBERGER BERMAN MID CAP VALUE                     MSF OPPENHEIMER GLOBAL EQUITY
                                                     INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                               2011                   2010          2009         2011                   2010          2009
                          ------------ ---------------------- ------------- ------------ ---------------------- -------------
Units beginning of year   3,179,105              3,292,949     3,355,424    2,044,692              2,111,250     2,250,790
Units issued and
  transferred from
  other funding options     498,738              3,046,306     2,427,646      348,871              1,375,412     1,043,645
Units redeemed and
  transferred to other
  funding options          (637,055)            (3,160,150)   (2,490,121)    (475,051)            (1,441,970)   (1,183,185)
                          ------------ ---------------------- ------------- ------------ ---------------------- -------------
Units end of year         3,040,788              3,179,105     3,292,949    1,918,512              2,044,692     2,111,250
                          ============ ====================== ============= ============ ====================== =============

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.

  MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION                 MSF METLIFE STOCK INDEX
                            INVESTMENT DIVISION                     INVESTMENT DIVISION
------------------------------------------------ -----------------------------------------------------
      2011                   2010          2009          2011                   2010           2009
------------- ---------------------- ------------- ------------- ---------------------- --------------
 5,118,269              4,732,679     3,956,910    36,664,506             36,924,505     36,120,853
 1,298,976              8,011,177     6,445,005     5,857,273             25,845,802     21,105,595
(1,017,009)            (7,625,587)   (5,669,236)   (6,220,079)           (26,105,801)   (20,301,943)
------------- ---------------------- ------------- ------------- ---------------------- --------------
 5,400,236              5,118,269     4,732,679    36,301,700             36,664,506     36,924,505
============= ====================== ============= ============= ====================== ==============

                 MSF MORGAN STANLEY EAFE INDEX                      MSF NEUBERGER BERMAN GENESIS
                           INVESTMENT DIVISION                               INVESTMENT DIVISION
------------------------------------------------- -------------------------------------------------
     2011                   2010          2009         2011                   2010          2009
------------ ---------------------- ------------- ------------ ---------------------- -------------
4,717,340              4,618,467     4,548,869    4,111,864              4,279,459     4,285,033
1,183,779              5,171,804     3,949,991      590,730              3,571,339     2,810,773
 (990,468)            (5,072,931)   (3,880,393)    (786,998)            (3,738,934)   (2,816,347)
------------ ---------------------- ------------- ------------ ---------------------- -------------
4,910,651              4,717,340     4,618,467    3,915,596              4,111,864     4,279,459
============ ====================== ============= ============ ====================== =============

                        MSF RUSSELL 2000 INDEX                MSF T. ROWE PRICE LARGE CAP GROWTH
                           INVESTMENT DIVISION                               INVESTMENT DIVISION
------------------------------------------------- -------------------------------------------------
     2011                   2010          2009         2011                   2010          2009
------------ ---------------------- ------------- ------------ ---------------------- -------------
2,808,600              2,972,133     2,979,566    3,148,378              3,409,767     3,522,287
  516,402              2,633,026     2,105,103      503,272              2,659,923     2,114,300
 (671,877)            (2,796,559)   (2,112,536)    (696,890)            (2,921,312)   (2,226,820)
------------ ---------------------- ------------- ------------ ---------------------- -------------
2,653,125              2,808,600     2,972,133    2,954,760              3,148,378     3,409,767
============ ====================== ============= ============ ====================== =============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009:

                                                                                     MSF VAN ECK
                                                                                  GLOBAL NATURAL
                                  MSF T. ROWE PRICE SMALL CAP GROWTH                   RESOURCES
                                                 INVESTMENT DIVISION         INVESTMENT DIVISION
                          ------------------------------------------------- ----------------------
                               2011                   2010          2009                2011 (f)
                          ------------ ---------------------- ------------- ----------------------
Units beginning of year   4,055,742              4,272,691     4,498,247                     --
Units issued and
  transferred from
  other funding options     645,717              2,453,679     1,930,920                     83
Units redeemed and
  transferred to other
  funding options          (762,735)            (2,670,628)   (2,156,476)                    (2)
                          ------------ ---------------------- ------------- ----------------------
Units end of year         3,938,724              4,055,742     4,272,691                     81
                          ============ ====================== ============= ======================

                             PIMCO VIT
                             ALL ASSET
                            INVESTMENT                     PIMCO VIT LOW DURATION
                              DIVISION                        INVESTMENT DIVISION
                          ------------- -------------------------------------------
                             2011 (f)     2011                   2010    2009 (e)
                          ------------- --------- ---------------------- ----------
Units beginning of year           --    65,497                 66,450         --
Units issued and
  transferred from
  other funding options        8,680    16,680                     --     66,978
Units redeemed and
  transferred to other
  funding options                (31)   (1,813)                  (953)      (528)
                          ------------- --------- ---------------------- ----------
Units end of year              8,649    80,364                 65,497     66,450
                          ============= ========= ====================== ==========

                               ROYCE MICRO-CAP                          ROYCE SMALL-CAP
                           INVESTMENT DIVISION                      INVESTMENT DIVISION
                          ---------------------- --------------------------------------------
                            2011      2010 (b)      2011                   2010    2009 (h)
                          --------- ------------ ---------- ---------------------- ----------
Units beginning of year   19,226           --     26,235                  4,703         --
Units issued and
  transferred from
  other funding options    1,095       19,549     66,609                 35,416      4,771
Units redeemed and
  transferred to other
  funding options           (848)        (323)   (40,769)               (13,884)       (68)
                          --------- ------------ ---------- ---------------------- ----------
Units end of year         19,473       19,226     52,075                 26,235      4,703
                          ========= ============ ========== ====================== ==========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.

                  MSF WESTERN ASSET MANAGEMENT                     MSF WESTERN ASSET MANAGEMENT
                  STRATEGIC BOND OPPORTUNITIES                                  U.S. GOVERNMENT
                           INVESTMENT DIVISION                              INVESTMENT DIVISION
------------------------------------------------ -------------------------------------------------
     2011                   2010         2009         2011                   2010          2009
------------ ---------------------- ------------ ------------ ---------------------- -------------
1,145,809              1,115,618    1,106,833    1,021,769              1,063,071     1,059,598
  190,447              1,232,736      931,022      193,206              1,297,550     1,058,237
 (267,433)            (1,202,545)    (922,237)    (257,910)            (1,338,852)   (1,054,764)
------------ ---------------------- ------------ ------------ ---------------------- -------------
1,068,823              1,145,809    1,115,618      957,065              1,021,769     1,063,071
============ ====================== ============ ============ ====================== =============

                                                                 C>
              PIONEER VCT EMERGING MARKETS                              PIONEER VCT MID CAP VALUE
                       INVESTMENT DIVISION                                    INVESTMENT DIVISION
-------------------------------------------  ------------------------------------------------------
   2011                   2010      2009              2011                2010       2009 (d)
---------- ---------------------- ---------  ------------------ ---------------- ------------------
 41,431                 37,577    13,031              2,302               586                 --
 15,775                 11,637    26,780              1,144             1,815                604
(35,090)                (7,783)   (2,234)              (140)              (99)               (18)
---------- ---------------------- ---------  ------------------ ---------------- ------------------
 22,116                 41,431    37,577              3,306             2,302                586
========== ====================== =========  =================  ================ ==================

                UIF EMERGING MARKETS DEBT                          UIF EMERGING MARKETS EQUITY
                      INVESTMENT DIVISION                                  INVESTMENT DIVISION
-------------------------------------------  ----------------------------------------------------
  2011                   2010    2009 (h)            2011                   2010        2009 (h)
--------- ---------------------- ----------  ------------------ ---------------------- ----------
   259                    223        --              13,018                    442         --
14,310                     79       302              46,847                 13,146        714
  (686)                   (43)      (79)            (16,430)                  (570)      (272)
--------- ---------------------- ----------  ------------------ ---------------------- ----------
13,883                    259       223              43,435                 13,018        442
========= ====================== ==========  ================== ====================== ==========

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009:

                                     WELLS FARGO VT TOTAL RETURN BOND
                                                  INVESTMENT DIVISION
                          ----------------------------------------------
                             2011                     2010       2009
                          ---------- ------------------------ ----------
Units beginning of year    75,281                   39,845     15,329
Units issued and
  transferred from
  other funding options     4,877                   56,222     36,270
Units redeemed and
  transferred to other
  funding options         (71,469)                 (20,786)   (11,754)
                          ---------- ------------------------ ----------
Units end of year           8,689                   75,281     39,845
                          ========== ======================== ==========

(a) Commenced on May 1, 2005 and began transactions in 2009.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on May 4, 2009 and began transactions in 2011.

(d) Commenced on April 28, 2008 and began transactions in 2009.

(e) For the period May 4, 2009 to December 31, 2009.

(f) For the period May 2, 2011 to December 31, 2011.

(g) For the period May 3, 2010 to December 31, 2010.

(h) Commenced on November 10, 2008 and began transactions in 2009.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products, which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for the respective stated periods in the five years ended December 31, 2011:

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------ ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                           UNITS    HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       --------- -------------- ----------- ------------- ----------- -------------------
AllianceBernstein Global          2011   914,212           4.70   4,293,695          0.43        0.00           (23.40)
  Thematic Growth Investment      2010    19,486           6.13     119,488          1.84        0.00            18.58
  Division                        2009    25,043           5.17     129,504            --        0.00            53.14
                                  2008    14,644           3.38      49,447            --        0.00           (47.48)
                                  2007     8,261           6.43      53,097            --        0.00            19.96
AllianceBernstein                 2011     3,232          14.63      47,286          4.56        0.00             6.38
  Intermediate Bond Investment    2010     3,146          13.75      43,265          5.90        0.00             8.93
  Division (Commenced 5/1/2005    2009     2,242          12.62      28,308          4.18        0.00            18.20
  and began transactions in 2009)
AllianceBernstein International   2011         9          15.08         141          1.92        0.00           (19.25)
  Value Investment Division       2010        73          18.68       1,357          2.40        0.00            13.41
  (Commenced 11/10/2008
  and began transactions in 2010)
American Century VP Vista         2011       679          12.74       8,654            --        0.00            (7.90)
  Investment Division             2010     5,360          13.83      74,155            --        0.00            23.88
                                  2009    13,115          11.17     146,455            --        0.00            22.47
                                  2008     8,686           9.12      79,193            --        0.00           (48.63)
                                  2007     1,642          17.75      29,133            --        0.00            39.76
American Funds Bond               2011   367,699  11.99 - 21.23   4,735,459          3.08 0.00 - 0.90      5.15 - 6.10
  Investment Division             2010   361,073  11.41 - 20.00   4,365,031          3.15 0.00 - 0.90      5.49 - 6.44
                                  2009   335,183  10.81 - 18.79   3,760,642          3.37        0.90    11.60 - 12.61
                                  2008   317,147   9.69 - 16.69   3,143,128          5.80        0.90  (10.12) - (9.37)
                                  2007   291,647  10.78 - 10.95   3,182,415         10.03        0.90      6.52 - 7.56
American Funds Global Small       2011 2,037,588  23.74 - 30.03  52,474,989          1.33 0.00 - 0.90 (19.87) - (19.14)
  Capitalization Investment       2010 2,114,920  29.62 - 37.13  67,405,353          1.74 0.00 - 0.90    21.32 - 22.41
  Division                        2009 2,152,577  24.42 - 30.34  56,054,284          0.29        0.90    59.85 - 61.30
                                  2008 2,098,117  15.27 - 18.81  33,880,750            --        0.90 (53.94) - (48.89)
                                  2007 1,945,062  33.16 - 35.20  67,615,279          3.01        0.90    20.32 - 21.42
American Funds Growth             2011 1,353,057 20.02 - 219.03 118,199,510          0.61 0.00 - 0.90   (5.13) - (4.27)
  Investment Division             2010 1,411,108 20.92 - 228.81 127,437,855          0.73 0.00 - 0.90    17.62 - 18.68
                                  2009 1,419,237 17.62 - 192.80 109,197,492          0.67        0.90    38.16 - 39.41
                                  2008 1,382,286 12.64 - 138.29  76,515,292          0.86        0.90  (44.47) - 27.72
                                  2007 1,218,654 94.52 - 100.35 121,273,017          0.82        0.90    11.33 - 12.35
American Funds Growth-Income      2011 1,453,945 44.65 - 149.67  71,256,817          1.57 0.00 - 0.90   (2.71) - (1.83)
  Investment Division             2010 1,483,095 45.89 - 152.46  73,861,194          1.51 0.00 - 0.90    10.43 - 11.43
                                  2009 1,491,242 41.56 - 136.83  66,537,414          1.65        0.90    30.07 - 31.24
                                  2008 1,461,879 31.95 - 104.26  49,610,668          1.79        0.90 (38.41) - (35.35)
                                  2007 1,381,044  51.88 - 55.07  75,370,228          1.59        0.90      4.11 - 5.04

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       ------- ------------- ---------- ------------- ----------- -------------------
American Funds International      2011  21,039         24.94    524,711          1.50        0.00           (13.96)
  Investment Division             2010  27,930         28.99    809,625          2.23        0.00             7.23
  (Commenced 4/28/2008)           2009  17,214         27.03    465,344          1.51        0.00            43.07
                                  2008   2,335         18.89     44,134          2.51        0.00           (39.19)
American Funds U.S. Government/   2011   2,025         22.49     45,539          1.73        0.00             7.57
  AAA-Rated Securities            2010   1,810         20.90     37,830          1.49        0.00             5.75
  Investment Division             2009   4,564         19.77     90,231          3.32        0.00             2.50
  (Commenced 4/28/2008)           2008   1,808         19.29     34,883          2.26        0.00             6.61
Dreyfus VIF International         2011  16,153         11.40    184,061          1.88        0.00           (18.76)
  Value Investment Division       2010  16,502         14.03    231,464          1.53        0.00             4.22
                                  2009  21,676         13.45    291,742          3.77        0.00            30.67
                                  2008  33,156         10.30    341,560          2.14        0.00           (37.50)
                                  2007  42,550         16.48    701,093          1.66        0.00             3.97
Fidelity VIP Asset Manager:       2011 138,116         10.36  1,430,516          1.33        0.00            (6.27)
  Growth Investment Division      2010 172,460         11.05  1,905,608          1.12        0.00            16.18
                                  2009 181,097          9.51  1,722,435          1.60        0.00            32.79
                                  2008 126,890          7.16    908,867          1.87        0.00           (35.88)
                                  2007 112,746         11.17  1,259,390          4.07        0.00            18.83
Fidelity VIP Contrafund           2011 157,450         13.67  2,151,649          0.83        0.00            (2.64)
  Investment Division             2010 190,755         14.04  2,677,373          0.96        0.00            17.11
                                  2009 332,757         11.99  3,988,185          1.48        0.00            35.66
                                  2008 218,160          8.83  1,927,330          0.90        0.00           (42.60)
                                  2007 188,529         15.39  2,902,318          0.91        0.00            11.44
Fidelity VIP Equity-Income        2011   1,549         12.00     18,589          0.35        0.00             0.86
  Investment Division             2010  17,040         11.90    202,690          1.60        0.00            15.09
                                  2009  23,778         10.33    245,766          1.95        0.00            30.03
                                  2008  72,691          7.95    577,801          1.89        0.00           (42.69)
                                  2007  87,700         13.87  1,216,664          3.23        0.00            (0.93)
Fidelity VIP Freedom 2010         2011   3,238         10.55     34,144          2.18        0.00            (0.63)
  Investment Division             2010   3,002         10.61     31,860          2.67        0.00            12.45
  (Commenced 4/28/2008)           2009   1,541  9.44 - 12.05     14,548          3.32        0.45    23.72 - 24.27
                                  2008   3,089   7.63 - 9.69     23,569          6.53        0.45 (23.71) - (23.48)
Fidelity VIP Freedom 2020         2011  53,514 10.01 - 13.53    699,714          2.10        0.00   (1.47) - (1.03)
  Investment Division             2010  56,297 10.16 - 13.67    738,702          2.26        0.00    13.98 - 14.49
  (Commenced 4/28/2008)           2009  56,341  8.91 - 11.94    648,511          4.16        0.45    28.40 - 28.97
                                  2008   4,617   6.94 - 9.26     37,721          4.51        0.45 (30.60) - (30.39)
Fidelity VIP Freedom 2030         2011   6,028  9.45 - 13.00     56,970          1.97        0.00   (3.03) - (2.59)
  Investment Division             2010   9,011  9.75 - 13.35    108,191          2.42        0.00    15.56 - 16.08
  (Commenced 4/28/2008)           2009   3,665  8.43 - 11.50     31,738          2.47        0.45    31.07 - 31.66
                                  2008   3,324   6.43 - 8.74     21,387          6.89        0.45 (35.65) - (35.46)
Fidelity VIP Freedom 2050         2011   1,492         10.34     15,438          1.77        0.00            (5.36)
  Investment Division
  (Commenced 5/4/2009
  and began transactions in 2011)

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31        FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------ ----------------------------------------
                                                                                     EXPENSE(2)    TOTAL(3)
                                                UNIT VALUE            INVESTMENT(1)       RATIO      RETURN
                                                 LOWEST TO        NET        INCOME   LOWEST TO   LOWEST TO
                                         UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%) HIGHEST (%)
                                       ------- ----------- ---------- ------------- ----------- --------------
Fidelity VIP High Income          2011   2,677       16.14     43,223         37.24        0.00        4.03
  Investment Division             2010     294       15.52      4,565          4.94        0.00       13.82
  (Commenced 4/28/2008 and        2009   3,001       13.63     40,915         26.74        0.00       43.96
  began transactions in 2009)
Fidelity VIP Investment           2011 117,053       14.93  1,747,852          4.67        0.00        7.21
  Grade Bond Investment Division  2010  38,436       13.93    535,344          4.23        0.00        7.68
                                  2009  18,087       12.93    233,950         10.75        0.00       15.67
                                  2008   3,908       11.18     43,701          1.19        0.00       (3.35)
                                  2007  73,675       11.57    852,372          0.68        0.00        4.23
Fidelity VIP Mid Cap              2011  24,942       24.62    613,958          0.03        0.00      (10.85)
  Investment Division             2010  16,733       27.61    462,031          0.15        0.00       28.57
  (Commenced 4/28/2008)           2009  10,051       21.48    215,869          0.29        0.00       39.75
                                  2008   2,071       15.37     31,825          0.15        0.00      (46.25)
FTVIPT Mutual Global              2011  44,626       17.56    783,835          2.31        0.00       (2.96)
  Discovery Securities Investment 2010  53,444       18.10    967,332          1.39        0.00       11.96
  Division                        2009  54,588       16.17    882,515          0.75        0.00       23.31
                                  2008 140,006       13.11  1,835,518          2.51        0.00      (28.44)
                                  2007  93,103       18.32  1,706,062          1.59        0.00       11.84
FTVIPT Templeton Foreign          2011 203,775       14.83  3,021,785          1.67        0.00      (10.44)
  Securities Investment Division  2010 558,309       16.56  9,244,694          2.02        0.00        8.67
                                  2009 520,792       15.24  7,935,141          3.61        0.00       37.34
                                  2008 527,866       11.09  5,856,168          2.58        0.00      (40.23)
                                  2007 504,436       18.56  9,363,624          2.07        0.00       15.78
FTVIPT Templeton Global           2011  14,004       20.66    289,345          3.79        0.00       (0.61)
  Bond Securities Investment      2010     179       20.79      3,728          0.20        0.00       14.71
  Division (Commenced 5/4/2009)   2009     204       18.12      3,704            --        0.00       95.55
Goldman Sachs Mid-Cap Value       2011  19,234       13.95    268,248          0.67        0.00       (6.37)
  Investment Division             2010  24,643       14.90    367,089          0.70        0.00       25.00
                                  2009  27,552       11.92    328,341          1.09        0.00       33.15
                                  2008 102,102        8.95    913,808          1.06        0.00      (37.33)
                                  2007  84,789       14.28  1,210,921          1.16        0.00       (0.70)
Goldman Sachs Structured          2011   4,148       12.12     50,259          0.82        0.00        0.67
  Small Cap Equity Investment     2010   4,258       12.04     51,252          0.57        0.00       30.12
  Division                        2009   7,623        9.25     70,508          1.46        0.00       27.67
                                  2008   6,818        7.24     49,396          0.66        0.00      (33.96)
                                  2007  12,264       10.97    134,527          0.51        0.00      (17.46)
Invesco V.I. Global Real          2011  54,002       27.60  1,490,644          4.08        0.00       (6.51)
  Estate Investment Division      2010  54,093       29.53  1,597,111          5.17        0.00       17.51
                                  2009  59,960       25.13  1,506,522            --        0.00       31.53
                                  2008  76,172       19.10  1,455,085          5.47        0.00      (44.65)
                                  2007  74,508       34.51  2,571,266          5.97        0.00      (12.34)
Invesco V.I. Government           2011   1,570       13.69     21,491            --        0.00        7.73
  Securities Investment Division
  (Commenced 5/2/2011)

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31        FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------ ----------------------------------------
                                                                                  EXPENSE(2)    TOTAL(3)
                                             UNIT VALUE            INVESTMENT(1)       RATIO      RETURN
                                              LOWEST TO        NET        INCOME   LOWEST TO   LOWEST TO
                                      UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%) HIGHEST (%)
                                    ------- ----------- ---------- ------------- ----------- --------------
Invesco V.I. International     2011   1,308       17.89     23,407          1.52        0.00       (6.74)
  Growth Investment Division   2010  14,201       19.18    272,411          2.40        0.00       12.86
  (Commenced 4/28/2008 and     2009   1,080       17.00     18,360          1.38        0.00       35.24
  began transactions in 2009)
Invesco V.I. Van Kampen        2011  17,951       10.59    190,062          0.44        0.00       (2.11)
  Comstock Investment Division 2010   2,966       10.82     32,084            --        0.00       19.94
  (Commenced 5/3/2010)
Janus Aspen Balanced           2011  81,522       16.43  1,339,788          2.04        0.00        1.36
  Investment Division          2010 155,834       16.22  2,526,859          2.71        0.00        8.12
                               2009  99,381       15.00  1,490,464          2.93        0.00       25.58
                               2008  20,633       11.94    246,409          3.65        0.00      (16.08)
                               2007   5,625       14.23     80,035          3.00        0.00       10.31
Janus Aspen Forty              2011  45,616       15.41    703,136          0.24        0.00       (6.94)
  Investment Division          2010  73,218       16.56  1,212,768          0.24        0.00        6.48
                               2009  61,130       15.56    950,941          0.01        0.00       46.01
                               2008  45,182       10.65    475,295          0.01        0.00      (44.31)
                               2007  27,126       19.13    518,927          0.25        0.00       36.64
Janus Aspen Janus              2011  85,791       10.00    858,094          0.24        0.00       (5.30)
  Investment Division          2010 741,523       10.56  7,832,002          1.09        0.00       14.52
                               2009 718,894        9.22  6,630,451          0.54        0.00       36.35
                               2008 685,791        6.76  4,638,873          0.74        0.00      (39.71)
                               2007 643,417       11.22  7,219,885          0.74        0.00       15.08
Janus Aspen Overseas           2011  15,536       22.15    344,135          0.10        0.00      (32.34)
  Investment Division          2010  11,481       32.74    375,851          0.73        0.00       25.02
  (Commenced 4/28/2008)        2009   3,135       26.19     82,093          0.46        0.00       79.07
                               2008   1,777       14.62     25,984            --        0.00      (52.68)
MFS VIT Global Equity          2011     356       15.23      5,414          0.67        0.00       (4.53)
  Investment Division          2010  14,222       15.95    226,794          0.78        0.00       12.05
                               2009   5,543       14.23     78,884          2.04        0.00       31.80
                               2008   5,386       10.80     58,159          0.76        0.00      (33.95)
                               2007   3,948       16.35     64,569          1.71        0.00        8.93
MFS VIT High Income            2011   8,896       15.21    135,311          8.93        0.00        3.86
  Investment Division          2010   9,020       14.65    132,109          7.00        0.00       14.40
                               2009   9,209       12.80    117,897          1.48        0.00       45.22
                               2008     354        8.82      3,111         10.38        0.00      (28.67)
                               2007   1,776       12.36     21,944          9.79        0.00        1.56
MFS VIT New Discovery          2011   7,919       15.46    122,395            --        0.00      (10.49)
  Investment Division          2010   7,814       17.27    134,923            --        0.00       35.94
  (Commenced 5/3/2004 and      2009     396       12.70      5,029            --        0.00       62.92
  began transactions in 2007)  2008     249        7.80      1,942            --        0.00      (39.52)
                               2007     253       12.89      3,269            --        0.00        2.25

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------ ---------------------------------------------
                                                                                             EXPENSE(2)         TOTAL(3)
                                                       UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                        LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ----------- ------------- ----------- -------------------
MFS VIT Value Investment            2011      3,138         14.12      44,299          1.45        0.00            (0.47)
  Division                          2010      5,577         14.18      79,095          1.32        0.00            11.22
  (Commenced 5/3/2004 and           2009      5,803         12.75      74,001          1.24        0.00            22.45
  began transactions in 2007)       2008      6,081         10.41      63,334          6.73        0.00           (32.72)
                                    2007      2,966         15.48      45,933            --        0.00             7.56
MIST American Funds Balanced        2011     50,766         10.16     515,995          1.44        0.00            (1.80)
  Allocation Investment Division    2010     41,296         10.35     427,406          1.26        0.00            12.40
  (Commenced 4/28/2008)             2009     23,102          9.21     212,728            --        0.00            30.06
                                    2008      1,427          7.08      10,107          5.25        0.00           (29.27)
MIST American Funds Growth          2011     82,817          9.43     781,245          1.38        0.00            (4.41)
  Allocation Investment Division    2010     71,574          9.87     706,300          0.62        0.00            13.78
  (Commenced 4/28/2008)             2009     15,564          8.67     134,986            --        0.00            34.36
                                    2008      2,439          6.45      15,747          8.38        0.00           (35.51)
MIST American Funds Moderate        2011     37,706         10.65     401,606          1.66        0.00             0.44
  Allocation Investment Division    2010     23,584         10.60     250,094          1.38        0.00            10.15
  (Commenced 4/28/2008)             2009      9,961          9.63      95,893            --        0.00            23.90
                                    2008        593          7.77       4,607          6.80        0.00           (22.46)
MIST BlackRock Large Cap            2011 12,762,727  8.43 - 36.66 291,615,739          1.12 0.00 - 0.90    (0.36) - 0.54
  Core Investment Division          2010 13,468,383  8.42 - 36.79 309,489,536          1.34 0.00 - 0.90    11.73 - 12.73
  (Commenced 4/30/2007)             2009 14,107,746  7.50 - 32.93 291,577,776          1.61 0.45 - 0.90    18.37 - 19.43
                                    2008 14,670,780  6.31 - 27.82 258,799,279          0.70 0.45 - 0.90 (37.68) - (31.87)
                                    2007 15,352,126 10.08 - 44.64 436,975,682            -- 0.45 - 0.90      0.80 - 6.77
MIST Clarion Global Real            2011  1,311,823 14.06 - 15.06  19,560,387          4.03 0.00 - 0.90   (6.12) - (5.28)
  Estate Investment Division        2010  1,342,988 14.98 - 15.90  21,160,564          8.28 0.00 - 0.90    15.24 - 16.28
                                    2009  1,332,507 13.00 - 13.68  18,066,465          3.50        0.90    33.91 - 35.12
                                    2008  1,247,223  9.71 - 10.12  12,525,455          2.00        0.90 (44.73) - (41.56)
                                    2007  1,071,638 16.76 - 17.32  18,432,903          1.09        0.90 (15.57) - (14.81)
MIST Dreman Small Cap Value         2011      2,480         14.49      35,938          1.63        0.00           (10.12)
  Investment Division               2010      1,705         16.12      27,489          0.82        0.00            19.53
  (Commenced 4/28/2008)             2009      1,271         13.49      17,136            --        0.00            29.09
                                    2008         11         10.45         120            --        0.00           (25.08)
MIST Harris Oakmark                 2011  1,483,192  9.53 - 18.68  27,216,742          0.03 0.00 - 0.90 (14.75) - (13.98)
  International Investment Division 2010  1,473,309 20.09 - 21.72  31,544,698          2.05 0.00 - 0.90    15.63 - 16.67
                                    2009  1,439,875 17.38 - 18.61  26,459,351          7.87        0.90    54.07 - 55.46
                                    2008  1,337,674 11.28 - 11.97  15,844,670          1.96        0.90 (41.26) - (37.26)
                                    2007  1,335,770 19.20 - 20.20  26,700,786          0.89        0.90   (1.74) - (0.83)
MIST Invesco Small Cap              2011    279,254 14.80 - 18.28   4,412,967            -- 0.00 - 0.90   (1.73) - (0.85)
  Growth Investment Division        2010    280,254 15.06 - 18.44   4,469,898            -- 0.00 - 0.90    25.34 - 26.47
                                    2009    268,049 12.01 - 14.58   3,392,636            --        0.90    33.01 - 34.21
                                    2008    230,618  9.03 - 10.86   2,187,257            --        0.90 (38.73) - (34.43)
                                    2007    208,985 14.84 - 15.62   3,233,322            --        0.90    10.42 - 11.41

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31            FOR THE YEAR ENDED DECEMBER 31
                                      ----------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS    HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                      --------- -------------- ---------- ------------- ----------- -------------------
MIST Janus Forty Investment      2011 1,093,634 10.07 - 329.01 12,484,277          1.80 0.00 - 0.90   (8.16) - (7.32)
  Division (Commenced 4/30/2007) 2010 1,185,626 10.96 - 355.01 14,254,655          1.71 0.00 - 0.90      8.70 - 9.68
                                 2009 1,122,196 10.08 - 323.68 12,100,411            --        0.90    41.93 - 43.21
                                 2008   943,170  7.10 - 226.02  6,915,393          4.58        0.90 (44.68) - (41.84)
                                 2007   281,380  12.33 - 12.40  3,487,948            --        0.90    23.30 - 24.00
MIST Lazard Mid Cap              2011   358,406  12.90 - 17.20  5,277,678          0.92 0.00 - 0.90   (5.98) - (5.13)
  Investment Division            2010   360,447  13.62 - 18.13  5,585,124          1.05 0.00 - 0.90    22.15 - 23.25
                                 2009   362,314  11.09 - 14.71  4,569,758          1.34        0.90    35.92 - 37.14
                                 2008   371,732   8.11 - 10.73  3,422,640          1.17        0.90 (38.70) - (36.07)
                                 2007   340,316  13.14 - 15.10  5,084,696          0.63        0.90   (3.37) - (2.45)
MIST Legg Mason ClearBridge      2011 1,353,551    7.98 - 9.38 12,365,794          0.08 0.00 - 0.90    (8.33) - 3.56
  Aggressive Growth Investment   2010   888,257    7.56 - 9.05  7,832,576          0.06 0.00 - 0.90    22.94 - 24.05
  Division                       2009   918,435    6.11 - 7.30  6,533,459          0.12        0.90    32.26 - 33.45
                                 2008   929,444    4.59 - 5.47  4,956,827          0.01        0.90 (39.49) - (36.35)
                                 2007   893,124    7.54 - 8.82  7,804,601          0.22        0.90      1.71 - 2.56
MIST Lord Abbett Bond            2011 1,085,311  20.52 - 30.90 25,730,993          5.96 0.00 - 0.90      3.89 - 4.83
  Debenture Investment Division  2010 1,222,207  19.75 - 29.48 27,673,730          6.47 0.00 - 0.90    12.16 - 13.18
                                 2009 1,300,112  17.61 - 26.05 26,033,742          7.18 0.45 - 0.90    35.89 - 37.12
                                 2008 1,205,110  12.96 - 19.00 17,548,678          4.38 0.45 - 0.90 (19.13) - (18.40)
                                 2007 1,249,287  16.02 - 19.29 22,262,379          5.32 0.45 - 0.90     5.88 - 14.15
MIST Lord Abbett Mid Cap         2011     9,000          13.43    120,858          0.53        0.00            (3.69)
  Value Investment Division      2010     7,974          13.94    111,190          0.58        0.00            25.53
                                 2009     9,319          11.11    103,521          2.10        0.00            26.53
                                 2008    10,463           8.78     91,851          0.25        0.00           (38.78)
                                 2007     4,638          14.34     66,500          0.94        0.00             0.63
MIST Met/Franklin Income         2011    19,993          11.88    237,483          4.33        0.00             2.39
  Investment Division            2010    13,040          11.60    151,292          3.26        0.00            12.13
  (Commenced 4/28/2008)          2009     5,364          10.35     55,505            --        0.00            28.05
                                 2008     2,408           8.08     19,461          4.29        0.00           (19.19)
MIST Met/Franklin Mutual         2011     8,617           9.27     79,913          2.90        0.00            (0.27)
  Shares Investment Division     2010     6,134           9.30     57,042            --        0.00            11.23
  (Commenced 4/28/2008)          2009     2,904           8.36     24,280            --        0.00            25.15
                                 2008     1,208           6.68      8,064          3.53        0.00           (33.20)
MIST Met/Franklin Templeton      2011    27,693           9.96    275,812          1.86        0.00            (1.45)
  Founding Strategy Investment   2010    25,753          10.11    260,280            --        0.00            10.36
  Division (Commenced 4/28/2008) 2009    21,298           9.16    195,055            --        0.00            28.84
                                 2008     1,503           7.11     10,681          7.79        0.00           (28.92)
MIST Met/Templeton Growth        2011     6,014           8.90     53,526          1.44        0.00            (6.61)
  Investment Division            2010     5,088           9.53     48,492          0.98        0.00             7.88
  (Commenced 4/28/2008)          2009     2,173           8.83     19,197          0.02        0.00            33.08
                                 2008       480           6.64      3,188          1.08        0.00           (33.62)
MIST MetLife Aggressive Strategy 2011 1,049,786 10.97 - 114.35 12,472,661            -- 0.00 - 0.90 (13.94) - (10.95)
  Investment Division
  (Commenced 5/2/2011)

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ ---------------------------------------------
                                                                                            EXPENSE(2)         TOTAL(3)
                                                      UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                       LOWEST TO        NET         INCOME   LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($) ASSETS ($)      RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        ---------- ------------- ----------- ------------- ----------- -------------------
MIST MFS Emerging Markets Equity   2011      2,070         11.09      22,950            --        0.00           (22.19)
  Investment Division
  (Commenced 5/2/2011)
MIST MFS Research International    2011    820,338 13.07 - 15.26  12,176,899          2.07 0.00 - 0.90 (11.23) - (10.44)
  Investment Division              2010    838,110 14.64 - 17.04  13,920,818          1.89 0.00 - 0.90    10.65 - 11.65
                                   2009    885,756 13.14 - 15.26  13,178,754          3.35        0.90    30.75 - 31.93
                                   2008    870,603  9.99 - 11.57   9,814,566          2.06        0.90 (42.78) - (41.00)
                                   2007    695,827 17.33 - 20.03  13,629,924          1.44        0.90    12.59 - 13.61
MIST Morgan Stanley Mid Cap        2011 12,356,734  6.22 - 17.47 178,350,417          0.73 0.00 - 0.90   (7.50) - (6.67)
  Growth Investment Division       2010 13,121,650  6.67 - 18.71 203,754,931            -- 0.00 - 0.90    17.91 - 32.19
  (Commenced 5/3/2004 and          2009     23,317 13.14 - 14.13     306,427            --        0.00    57.27 - 57.83
  began transactions in 2007)      2008      1,987   8.35 - 8.96      16,600          1.36        0.00 (46.77) - (43.85)
                                   2007      2,000         15.69      31,371            --        0.00            23.52
MIST Oppenheimer Capital           2011    153,394  9.79 - 11.52   1,734,835          0.34 0.00 - 0.90   (1.86) - (0.97)
  Appreciation Investment Division 2010    155,354  9.89 - 11.63   1,779,611          0.66 0.00 - 0.90      8.70 - 9.68
                                   2009    155,544  9.02 - 10.61   1,631,638            --        0.90    42.73 - 44.02
                                   2008    114,986   6.26 - 7.37     841,297          3.67        0.90 (46.29) - (43.37)
                                   2007     70,634 13.27 - 13.59     955,427          0.11        0.90    13.42 - 14.49
MIST PIMCO Inflation               2011    700,157 11.56 - 17.42  10,519,501          1.74 0.00 - 0.90    10.23 - 11.49
  Protected Bond Investment        2010    653,613 12.97 - 15.63   8,812,538          2.54 0.00 - 0.90      7.04 - 8.00
  Division                         2009    618,801 12.12 - 14.47   7,734,444          3.75        0.90    17.31 - 18.37
                                   2008    523,888 10.33 - 12.23   5,523,166          3.28        0.90   (9.73) - (6.61)
                                   2007     80,592 11.16 - 11.33     911,539          1.27        0.90    10.06 - 11.08
MIST PIMCO Total Return            2011  2,427,091 10.79 - 19.95  47,131,879          2.84 0.00 - 0.90      2.50 - 3.42
  Investment Division              2010  2,450,427 17.69 - 19.29  46,602,262          3.66 0.00 - 0.90      7.44 - 8.41
                                   2009  2,378,221 16.46 - 17.80  41,820,317          7.36        0.90    17.33 - 18.39
                                   2008  2,287,745 14.03 - 15.03  34,041,059          3.92        0.90    (1.28) - 0.61
                                   2007  2,175,489 14.07 - 14.94  32,210,481          3.46        0.90      6.91 - 7.87
MIST Pioneer Fund                  2011     13,480         13.08     176,354          1.21        0.00            (4.55)
  Investment Division              2010     17,938         13.71     245,860          0.90        0.00            17.93
  (Commenced 5/4/2009)             2009     20,277         11.79     239,136            --        0.00            17.93
MIST RCM Technology                2011  1,828,123   6.67 - 7.34  13,216,535            -- 0.00 - 0.90  (10.60) - (9.79)
  Investment Division              2010  2,007,835   7.46 - 8.14  16,113,886            -- 0.00 - 0.90    27.12 - 28.27
                                   2009  2,111,049   5.87 - 6.34  13,221,048            --        0.90    57.74 - 59.17
                                   2008  1,806,845   3.72 - 3.99   7,121,496         13.07        0.90 (44.79) - (37.82)
                                   2007  1,867,295   6.74 - 7.15  13,231,277            --        0.90    30.62 - 31.68
MIST SSgA Growth and Income        2011    381,525 11.55 - 12.90   4,611,127          1.79 0.00 - 0.90      0.37 - 1.28
  ETF Investment Division          2010    320,284 11.51 - 12.74   3,818,907          1.29 0.00 - 0.90    11.60 - 12.61
                                   2009    149,333 10.31 - 11.31   1,581,109          1.61        0.90    23.84 - 24.96
                                   2008     39,742   8.33 - 9.05     336,449          1.95        0.90 (25.54) - (23.99)
                                   2007     30,551 11.18 - 11.35     345,473            --        0.90      4.78 - 5.78

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ----------- ------------- ----------- -------------------
MIST SSgA Growth ETF            2011    299,115 10.59 - 12.05   3,309,518          1.76 0.00 - 0.90   (2.75) - (1.86)
  Investment Division           2010    237,751 10.89 - 12.28   2,679,381          1.57 0.00 - 0.90    13.35 - 14.37
                                2009    181,473  9.61 - 10.74   1,789,007          1.53        0.90    28.34 - 29.51
                                2008     59,898   7.48 - 8.29     457,331          1.65        0.90 (33.42) - (30.82)
                                2007     56,164 11.24 - 11.41     639,459            --        0.90      4.95 - 5.94
MIST T. Rowe Price Large        2011    108,604          9.96   1,081,554          0.51        0.00            (3.77)
  Cap Value Investment Division 2010    601,441         10.35   6,224,061          1.22        0.00            17.33
                                2009    585,353          8.82   5,163,011          2.45        0.00            18.67
                                2008    569,914  7.43 - 48.32   4,235,811          1.80        0.00 (36.20) - (32.76)
                                2007    539,972         11.65   6,289,386          1.00        0.00             4.02
MIST T. Rowe Price Mid Cap      2011  1,957,835 11.07 - 18.03  25,204,627            -- 0.00 - 0.90   (2.28) - (1.39)
  Growth Investment Division    2010  1,725,748 11.33 - 18.33  21,234,908            -- 0.00 - 0.90    26.93 - 28.07
                                2009  1,754,850  8.93 - 14.35  16,772,681            --        0.90    44.54 - 45.85
                                2008  1,702,757   6.18 - 9.87  11,162,717          0.07        0.90 (40.16) - (37.28)
                                2007  1,587,296 10.32 - 16.38  17,384,199          0.21        0.90    16.74 - 17.85
MIST Third Avenue Small Cap     2011     54,483         14.79     806,051          0.92        0.00            (8.98)
  Value Investment Division     2010     96,930         16.25   1,575,589          1.05        0.00            19.90
                                2009     66,457         13.56     900,994          0.62        0.00            26.45
                                2008     22,742         10.72     243,831          0.70        0.00           (29.73)
                                2007     24,943         15.28     381,064          0.85        0.00            (2.98)
MSF Artio International         2011  2,947,427 10.02 - 15.01  35,919,561          1.77 0.00 - 0.90 (20.59) - (19.87)
  Stock Investment Division     2010  2,985,340 12.56 - 18.74  45,766,876          1.57 0.00 - 0.90      6.25 - 7.21
                                2009  3,130,833 11.77 - 17.48  45,163,862          0.71 0.45 - 0.90    21.07 - 22.17
                                2008  3,272,041  9.71 - 14.31  38,994,328          3.13 0.45 - 0.90 (44.63) - (40.37)
                                2007  3,371,026 17.46 - 23.95  72,704,709          1.05 0.45 - 0.90     9.36 - 11.35
MSF Barclays Capital Aggregate  2011  5,367,889 17.85 - 20.54 108,763,587          3.52 0.00 - 0.90      6.55 - 7.51
  Bond Index Investment         2010  6,069,208 16.75 - 19.11 114,484,755          3.72 0.00 - 0.90      5.10 - 6.05
  Division                      2009  5,979,612 15.94 - 18.02 106,351,639          5.95 0.45 - 0.90      4.22 - 5.17
                                2008  5,705,639 15.30 - 17.13  96,524,738          4.55 0.45 - 0.90      4.32 - 5.99
                                2007  6,582,200 14.56 - 16.17 104,928,263          4.49 0.45 - 0.90     5.89 - 11.27
MSF BlackRock Aggressive        2011  8,613,267 16.80 - 63.39 184,990,795          0.30 0.00 - 0.90   (3.87) - (3.00)
  Growth Investment Division    2010  9,010,506 17.39 - 65.35 200,141,525          0.07 0.00 - 0.90    14.27 - 15.30
                                2009  9,655,662 15.15 - 56.68 187,532,635          0.20 0.45 - 0.90    48.10 - 49.44
                                2008 10,226,808 10.19 - 37.93 134,277,037            -- 0.45 - 0.90 (46.22) - (44.59)
                                2007 10,673,487 18.84 - 26.64 260,061,815            -- 0.45 - 0.90    19.53 - 20.60
MSF BlackRock Bond Income       2011  3,448,815 18.67 - 88.42  84,065,205          3.92 0.00 - 0.90      5.61 - 6.56
  Investment Division           2010  3,695,898 17.52 - 82.97  84,862,836          3.95 0.00 - 0.90      7.37 - 8.34
                                2009  3,849,026 16.17 - 76.59  82,419,233          7.04 0.45 - 0.90      8.49 - 9.47
                                2008  4,137,787 14.77 - 69.96  81,985,350          5.16 0.45 - 0.90   (4.31) - (3.43)
                                2007  4,467,585 15.30 - 31.06  92,436,358          3.24 0.45 - 0.90     5.36 - 12.31
MSF BlackRock Diversified       2011 10,223,668 15.50 - 62.70 255,554,192          2.43 0.00 - 0.90      2.87 - 3.81
  Investment Division           2010 10,826,228 14.93 - 60.41 263,102,316          1.90 0.00 - 0.90      8.67 - 9.65
                                2009 11,480,151 13.61 - 55.09 257,391,816          5.15 0.45 - 0.90    16.25 - 17.30
                                2008 12,136,197 11.61 - 46.97 235,715,981          2.81 0.45 - 0.90 (25.47) - (20.65)
                                2007 12,715,624 15.43 - 38.69 334,245,436          2.54 0.45 - 0.90      4.96 - 8.02

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OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS     HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                      --------- --------------- ---------- ------------- ----------- -------------------
MSF BlackRock Large Cap          2011 1,036,664   11.95 - 13.03 13,313,052          1.11 0.00 - 0.90      1.43 - 2.35
  Value Investment Division      2010 1,026,360   11.78 - 12.73 12,899,137          1.05 0.00 - 0.90      8.24 - 9.22
                                 2009 1,018,697   10.88 - 11.66 11,723,889          1.58        0.90    10.22 - 11.21
                                 2008   924,995    9.87 - 10.48  9,571,372          0.82        0.90 (35.46) - (30.94)
                                 2007   770,111   15.30 - 16.10 12,275,048          0.98        0.90      2.41 - 3.40
MSF BlackRock Legacy Large       2011   533,802    9.33 - 37.56  7,367,810          0.19 0.00 - 0.90   (9.76) - (8.94)
  Cap Growth Investment Division 2010   494,998   10.25 - 41.25  7,322,523          0.23 0.00 - 0.90    18.75 - 19.82
                                 2009   480,438    8.55 - 34.42  5,950,495          0.62        0.90    35.56 - 36.79
                                 2008   413,693    6.25 - 25.16  3,786,888          0.43        0.90 (37.07) - (34.56)
                                 2007   265,094    9.85 - 14.78  3,824,550          0.19        0.90    17.60 - 18.77
MSF BlackRock Money Market       2011 1,163,332   17.51 - 17.98 20,783,208            -- 0.00 - 0.90    (0.89) - 0.00
  Investment Division            2010 1,663,896   17.66 - 17.98 29,818,336          0.01 0.00 - 0.90    (0.89) - 0.01
                                 2009 1,962,757   17.82 - 17.98 35,228,518          0.45        0.90    (0.48) - 0.42
                                 2008 3,533,477   17.90 - 17.91 63,265,014          2.81        0.90      1.92 - 2.84
                                 2007 3,638,086   17.41 - 17.57 63,398,057          4.94        0.90      4.15 - 5.07
MSF Davis Venture Value          2011 1,569,723   12.50 - 41.31 53,650,792          1.15 0.00 - 0.90   (4.89) - (4.03)
  Investment Division            2010 1,632,869   13.03 - 43.04 57,910,618          1.00 0.00 - 0.90    11.00 - 12.00
                                 2009 1,661,533   11.63 - 38.43 52,773,242          1.57        0.90    30.80 - 31.99
                                 2008 1,580,625    8.81 - 29.12 38,001,762          1.34        0.90 (39.89) - (37.59)
                                 2007 1,479,707   14.53 - 42.17 58,550,244          0.77        0.90      3.65 - 4.56
MSF FI Value Leaders             2011   489,548    9.83 - 32.38  6,065,829          1.10 0.00 - 0.90   (6.99) - (6.15)
  Investment Division            2010   493,819   10.47 - 34.50  6,488,932          1.56 0.00 - 0.90    13.54 - 14.56
                                 2009   478,934    9.14 - 30.11  5,481,161          2.80        0.90    20.75 - 21.85
                                 2008   451,406    7.50 - 24.71  4,225,438          1.93        0.90 (39.49) - (34.25)
                                 2007   440,904   12.29 - 15.50  6,742,764          0.91        0.90      3.22 - 4.24
MSF Jennison Growth              2011 1,066,474    6.47 - 14.29 14,166,486          0.28 0.00 - 0.90    (0.39) - 0.51
  Investment Division            2010 1,234,658    6.44 - 14.22 15,408,401          0.59 0.00 - 0.90    10.63 - 11.66
                                 2009 1,148,604    5.77 - 12.74 13,473,347          0.19        0.90    38.73 - 39.99
                                 2008 1,170,101     4.12 - 9.10  9,813,769          2.43        0.90 (37.00) - (26.98)
                                 2007 1,203,057    6.48 - 13.98 15,741,716          0.42        0.90    10.62 - 11.66
MSF Loomis Sayles Small Cap      2011    95,949  16.14 - 357.46 17,443,984          0.11 0.00 - 0.90    (0.31) - 0.59
  Core Investment Division       2010   115,539  16.04 - 355.36 18,282,784          0.09 0.00 - 0.90    26.38 - 27.53
                                 2009   116,312  12.58 - 278.66 14,825,414          0.28        0.90    29.08 - 30.25
                                 2008   116,157   9.66 - 213.94 11,034,259            --        0.90 (36.47) - (30.05)
                                 2007    98,083  15.07 - 333.74 15,771,472          0.08        0.90    10.90 - 11.90
MSF Loomis Sayles Small Cap      2011   639,754   11.74 - 12.92  8,179,779            -- 0.00 - 0.90      2.06 - 2.98
  Growth Investment Division     2010   597,616   11.50 - 12.54  7,430,441            -- 0.00 - 0.90    30.53 - 31.71
                                 2009   592,149     8.22 - 9.52  5,593,368            --        0.90    28.77 - 38.63
                                 2008   579,322     5.93 - 7.33  4,206,928            --        0.90 (41.67) - (36.32)
                                 2007   569,953   11.73 - 12.46  7,040,049            --        0.90      3.53 - 4.53
MSF Met/Artisan Mid Cap          2011   187,483  18.74 - 267.60 47,188,989          0.95 0.00 - 0.90      5.80 - 6.76
  Value Investment Division      2010   222,836  17.60 - 250.67 46,601,141          0.74 0.00 - 0.90     7.99 - 15.04
                                 2009   191,339  35.18 - 217.89 41,071,915          1.13        0.90    40.30 - 41.56
                                 2008   196,801  24.85 - 153.92 29,975,616          0.37        0.90 (46.49) - (42.81)
                                 2007   191,591 268.52 - 285.05 54,129,720          0.56        0.90   (7.67) - (6.84)

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ ---------------------------------------------
                                                                                            EXPENSE(2)         TOTAL(3)
                                                       UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                        LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS    HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        ---------- -------------- ---------- ------------- ----------- -------------------
MSF MetLife Conservative           2011    293,962 13.17 - 137.56  4,371,255          2.46 0.00 - 0.90      2.55 - 3.48
  Allocation Investment Division   2010    281,025 12.84 - 133.23  4,036,496          3.52 0.00 - 0.90     9.35 - 10.34
                                   2009    179,332 11.74 - 121.06  2,188,237          3.20        0.90    19.65 - 20.73
                                   2008    133,696   9.82 - 10.14  1,350,130          1.41        0.90 (14.87) - (13.89)
                                   2007     66,558  11.53 - 11.81    784,035            --        0.90      4.82 - 5.73
MSF MetLife Conservative to        2011    491,119 12.75 - 133.03  6,564,562          2.28 0.00 - 0.90      0.37 - 1.28
  Moderate Allocation Investment   2010    523,187 12.70 - 131.65  6,925,701          3.39 0.00 - 0.90    10.78 - 11.78
  Division                         2009    443,689 11.47 - 118.05  5,262,543          3.27        0.90    22.89 - 24.00
                                   2008    336,506    9.33 - 9.64  3,218,477          1.34        0.90 (22.11) - (20.23)
                                   2007    244,254  11.98 - 12.27  2,977,400            --        0.90      4.08 - 5.05
MSF MetLife Mid Cap Stock          2011  3,140,839  18.32 - 20.31 62,847,615          0.90 0.00 - 0.90   (2.77) - (1.89)
  Index Investment Division        2010  3,223,737  18.84 - 20.70 65,796,062          0.99 0.00 - 0.90    25.15 - 26.28
                                   2009  3,313,158  14.93 - 16.39 53,691,851          1.81        0.90    35.77 - 36.99
                                   2008  3,450,115  10.90 - 11.97 40,733,135          1.41        0.90 (36.75) - (35.42)
                                   2007  3,466,871  17.07 - 18.75 63,959,203          0.75        0.90      6.83 - 7.82
MSF MetLife Moderate               2011  3,050,810 12.22 - 127.62 39,588,309          1.72 0.00 - 0.90   (2.02) - (1.14)
  Allocation Investment Division   2010  2,825,563 12.48 - 129.39 37,214,331          2.69 0.00 - 0.90    12.45 - 13.47
                                   2009  2,488,914 11.09 - 114.33 28,790,175          3.09        0.90    25.71 - 26.84
                                   2008  2,031,439   8.82 - 90.36 18,535,109          1.08        0.90 (29.06) - (26.51)
                                   2007  1,452,241  12.44 - 12.74 18,395,945          0.19        0.90      3.58 - 4.51
MSF MetLife Moderate to            2011  5,400,236  11.62 - 12.34 66,170,247          1.59 0.00 - 0.90   (4.42) - (3.55)
  Aggressive Allocation Investment 2010  5,118,269 12.16 - 126.24 65,064,069          2.27 0.00 - 0.90    13.86 - 14.89
  Division                         2009  4,732,679 10.68 - 110.06 52,449,221          2.75        0.90    28.27 - 29.43
                                   2008  3,956,910    8.33 - 8.61 33,871,944          0.84        0.90 (35.55) - (32.36)
                                   2007  2,499,351  12.92 - 13.23 32,935,899          0.19        0.90      3.19 - 4.09
MSF MetLife Stock Index            2011 36,301,700 12.50 - 56.01 668,626,167          1.66 0.00 - 0.90      0.93 - 1.84
  Investment Division              2010 36,664,506 12.28 - 55.00 671,751,965          1.75 0.00 - 0.90    13.79 - 14.82
                                   2009 36,924,505 10.69 - 47.90 597,707,546          2.70 0.45 - 0.90    25.11 - 26.26
                                   2008 36,120,853  8.47 - 37.94 472,610,929          1.94 0.45 - 0.90 (37.67) - (34.22)
                                   2007 34,637,993 13.47 - 39.67 748,068,488          1.03 0.45 - 0.90     4.28 - 10.73
MSF MFS Total Return               2011    528,477  12.95 - 67.87  7,362,338          2.71 0.00 - 0.90      1.50 - 2.42
  Investment Division              2010    568,106  12.76 - 66.27  7,708,272          3.01 0.00 - 0.90     9.09 - 10.08
                                   2009    580,613  11.70 - 60.20  7,134,157          4.19        0.90    17.54 - 18.60
                                   2008    469,855   9.95 - 50.76  4,861,537          3.50        0.90 (22.84) - (20.13)
                                   2007    418,473  12.90 - 13.33  5,549,510          1.97        0.90      3.45 - 4.39
MSF MFS Value Investment           2011  3,828,828  12.53 - 18.20 52,363,369          1.56 0.00 - 0.90    (0.05) - 0.85
  Division                         2010  3,975,344  12.48 - 18.04 54,052,850          1.43 0.00 - 0.90    10.43 - 11.42
                                   2009  4,056,273  11.25 - 16.19 49,365,491            -- 0.45 - 0.90    19.74 - 20.82
                                   2008  4,061,727   9.35 - 13.40 41,012,912          1.91 0.45 - 0.90 (34.05) - (17.37)
                                   2007  4,115,566  14.14 - 17.54 61,926,665          0.78 0.45 - 0.90   (4.67) - (3.48)
MSF Morgan Stanley EAFE            2011  4,910,651   9.74 - 13.81 59,759,550          2.43 0.00 - 0.90 (13.28) - (12.50)
  Index Investment Division        2010  4,717,340  11.23 - 15.78 65,367,829          2.68 0.00 - 0.90      7.22 - 8.19
                                   2009  4,618,467  10.47 - 14.59 58,913,857          4.28 0.45 - 0.90    27.52 - 28.67
                                   2008  4,548,869   8.21 - 11.34 44,991,420          2.87 0.45 - 0.90 (42.58) - (40.15)
                                   2007  4,186,312  14.30 - 19.58 71,635,930          1.94 0.45 - 0.90     9.83 - 13.98

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     --------- ------------- ----------- ------------- ----------- -------------------
MSF Neuberger Berman            2011 3,915,596 18.49 - 20.50  79,279,066          0.74 0.00 - 0.90      4.85 - 5.80
  Genesis Investment Division   2010 4,111,864 17.63 - 19.37  78,718,096          0.51 0.00 - 0.90    20.49 - 21.58
                                2009 4,279,459 14.59 - 15.93  67,433,059          1.12        0.90    12.14 - 13.15
                                2008 4,285,033 12.90 - 14.08  59,706,219          0.54        0.90 (38.96) - (35.81)
                                2007 4,450,536 20.94 - 22.86 100,708,365          0.30        0.90   (4.30) - (3.41)
MSF Neuberger Berman Mid Cap    2011 3,040,788 18.92 - 28.59  69,819,694          0.78 0.00 - 0.90   (7.25) - (6.42)
  Value Investment Division     2010 3,179,105 20.40 - 30.55  77,987,809          0.83 0.00 - 0.90    25.18 - 26.31
                                2009 3,292,949 16.29 - 24.19  63,957,799          1.58        0.90    46.77 - 48.10
                                2008 3,355,424 11.10 - 16.33  44,065,744          0.85        0.90 (47.81) - (46.55)
                                2007 3,292,329 21.27 - 30.68  82,005,373          0.55        0.90      2.51 - 3.45
MSF Oppenheimer Global          2011 1,918,512 18.89 - 21.58  37,497,219          1.98 0.00 - 0.90   (9.05) - (8.24)
  Equity Investment Division    2010 2,044,692 20.77 - 23.52  43,706,570          1.54 0.00 - 0.90    15.19 - 16.23
                                2009 2,111,250 18.03 - 20.23  38,882,417          2.57 0.45 - 0.90    39.06 - 40.31
                                2008 2,250,790 12.94 - 14.42  29,644,684          2.15 0.45 - 0.90 (40.90) - (37.34)
                                2007 2,347,437 21.71 - 24.18  52,072,709          1.10 0.45 - 0.90     5.53 - 10.86
MSF Russell 2000 Index          2011 2,653,125 14.59 - 21.28  51,171,784          1.05 0.00 - 0.90   (4.96) - (4.10)
  Investment Division           2010 2,808,600 15.35 - 22.19  56,596,227          1.10 0.00 - 0.90    25.78 - 26.92
                                2009 2,972,133 12.21 - 17.49  47,243,288          2.05 0.45 - 0.90    24.88 - 26.01
                                2008 2,979,566  9.77 - 13.88  37,446,370          1.26 0.45 - 0.90 (34.09) - (30.11)
                                2007 2,975,863 14.83 - 20.87  56,244,600          0.91 0.45 - 0.90    (2.43) - 2.72
MSF T. Rowe Price Large Cap     2011 2,954,760 10.73 - 16.99  42,317,336          0.09 0.00 - 0.90   (1.99) - (1.11)
  Growth Investment Division    2010 3,148,378 10.95 - 17.18  45,775,087          0.27 0.00 - 0.90    16.00 - 17.05
                                2009 3,409,767  9.44 - 14.68  42,520,597          0.63        0.90    42.15 - 43.44
                                2008 3,522,287  6.64 - 10.23  30,702,575          0.59        0.90 (41.89) - (38.27)
                                2007 3,529,093 11.53 - 17.60  52,811,241          0.45        0.90      8.47 - 9.40
MSF T. Rowe Price Small Cap     2011 3,938,724 20.15 - 23.40  86,825,771            -- 0.00 - 0.90      0.86 - 1.77
  Growth Investment Division    2010 4,055,742 19.98 - 22.99  88,004,866            -- 0.00 - 0.90    33.69 - 34.90
                                2009 4,272,691 14.95 - 17.11  68,810,021          0.35 0.45 - 0.90    37.72 - 38.97
                                2008 4,498,247 10.85 - 12.37  52,291,217            -- 0.45 - 0.90 (36.76) - (33.41)
                                2007 4,692,085 17.16 - 19.47  85,746,187            -- 0.45 - 0.90      8.88 - 9.89
MSF Van Eck Global Natural      2011        81        162.89      13,179            --        0.00           (22.34)
  Resources Investment Division
  (Commenced 5/2/2011)
MSF Western Asset Management    2011 1,068,823 20.28 - 35.25  23,536,888          5.05 0.00 - 0.90      5.19 - 6.14
  Strategic Bond Opportunities  2010 1,145,809 19.28 - 33.21  23,786,502          6.04 0.00 - 0.90    11.72 - 12.73
  Investment Division           2009 1,115,618 17.25 - 29.46  20,580,082          6.60        0.90    31.04 - 32.22
                                2008 1,106,833 13.17 - 22.28  15,464,462          4.07        0.90 (15.76) - (14.42)
                                2007 1,117,386 15.63 - 16.60  18,372,006          2.67        0.90      3.10 - 4.08
MSF Western Asset Management    2011   957,065 15.77 - 23.91  16,435,798          1.49 0.00 - 0.90      4.56 - 5.51
  U.S. Government               2010 1,021,769 15.08 - 22.66  16,633,651          2.70 0.00 - 0.90      4.86 - 5.81
  Investment Division           2009 1,063,071 14.38 - 21.41  16,359,270          4.49        0.90      3.40 - 4.33
                                2008 1,059,598 13.91 - 20.52  15,636,881          4.27        0.90   (1.23) - (0.36)
                                2007 1,066,735 14.08 - 14.95  15,797,381          2.66        0.90      3.38 - 4.33
PIMCO VIT All Asset Investment  2011     8,649         11.12      96,138          3.04        0.00            (3.47)
  Division (Commenced 5/2/2011)

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                   AS OF DECEMBER 31        FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------- ----------------------------------------
                                                                                    EXPENSE(2)    TOTAL(3)
                                               UNIT VALUE            INVESTMENT(1)       RATIO      RETURN
                                                LOWEST TO        NET        INCOME   LOWEST TO   LOWEST TO
                                        UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%) HIGHEST (%)
                                       ------ ----------- ---------- ------------- ----------- --------------
PIMCO VIT Low Duration            2011 80,364       11.77    946,008          1.68        0.00        1.11
  Investment Division             2010 65,497       11.64    762,531          1.62        0.00        5.29
  (Commenced 5/4/2009)            2009 66,450       11.06    734,746          1.55        0.00       10.57
Pioneer VCT Emerging              2011 22,116       18.14    401,298            --        0.00      (23.62)
  Markets Investment Division     2010 41,431       23.75    984,166          0.33        0.00       15.61
  (Commenced 4/28/2008)           2009 37,577       20.55    772,123          0.96        0.00       74.02
                                  2008 13,031       11.81    153,859            --        0.00      (55.11)
Pioneer VCT Mid Cap Value         2011  3,306       40.77    134,780          0.87        0.00       (5.64)
  Investment Division             2010  2,302       43.21     99,478          1.08        0.00       18.22
  (Commenced 4/28/2008 and        2009    586       36.55     21,403            --        0.00       25.58
  began transactions in 2009)
Royce Micro-Cap Investment        2011 19,473       15.94    310,463          2.46        0.00      (12.10)
  Division (Commenced 11/10/2008  2010 19,226       18.14    348,709          3.02        0.00       29.96
  and began transactions in 2010)
Royce Small-Cap Investment        2011 52,075       14.49    754,742          0.36        0.00       (3.28)
  Division (Commenced 11/10/2008  2010 26,235       14.99    393,142          0.14        0.00       20.52
  and began transactions in 2009) 2009  4,703       12.43     58,471            --        0.00       35.20
UIF Emerging Markets Debt         2011 13,883       30.33    420,998          3.50        0.00        7.03
  Investment Division             2010    259       28.33      7,343          4.24        0.00        9.74
  (Commenced 11/10/2008 and       2009    223       25.82      5,747          2.19        0.00       30.21
  began transactions in 2009)
UIF Emerging Markets Equity       2011 43,435       12.42    539,388          0.35        0.00      (18.22)
  Investment Division             2010 13,018       15.18    197,669          0.57        0.00       19.02
  (Commenced 11/10/2008 and       2009    442       12.76      5,643            --        0.00       69.84
  began transactions in 2009)
Wells Fargo VT Total Return       2011  8,689       15.56    135,214          2.74        0.00        8.33
  Bond Investment Division        2010 75,281       14.37  1,081,415          3.35        0.00        7.04
                                  2009 39,845       13.42    534,737          4.42        0.00       12.00
                                  2008 15,329       11.98    183,674          4.82        0.00        2.41
                                  2007  9,697       11.70    113,479          4.64        0.00        6.17

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, if any, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent the annualized policy expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Division.

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